                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                           PERIODIC PAYMENT VARIABLE
                               ANNUITY CONTRACTS
--------------------------------------------------------------------------------
                             KEMPER ADVANTAGE III
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      of
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued.

   You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 63 variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See "7. Death Benefit" page 63.) Currently, Subaccounts that invest in the following Portfolios or Funds are offered under the Contract:

..AIM Variable Insurance Funds (Series I Shares)       .  Franklin U.S. Government Fund
.. AIM V.I. Financial Services Fund (formerly          .  Franklin Zero Coupon Fund 2010
   INVESCO VIF-Financial Services Fund)               .  Mutual Discovery Securities Fund
.. AIM V.I. Health Sciences Fund (formerly             .  Mutual Shares Securities Fund
   INVESCO VIF-Health Sciences Fund)                  .  Templeton Developing Markets
.. AIM V.I. Real Estate Fund                              Securities Fund
.. AIM V.I. Utilities Fund (formerly INVESCO           .  ING VP Emerging Markets Fund, Inc.
   VIF-Utilities Fund)                                .  ING VP Natural Resources Trust
..The Alger American Fund (Class O Shares)             .  JPMorgan Investment Trust (formerly
.. Alger American Growth Portfolio                        One Group Investment Trust)
.. Alger American MidCap Growth Portfolio              .  JPMorgan Investment Trust Equity
.. Alger American Small Capitalization Portfolio          Index Portfolio (formerly One Group
..American Century Variable Portfolios, Inc. ("VP")       Investment Trust Equity Index
  (Class I Shares)                                       Portfolio)
.. American Century VP Income & Growth Fund            .  JPMorgan Investment Trust
.. American Century VP Value Fund                         Diversified Equity Portfolio
..Credit Suisse Trust                                     (formerly One Group Investment Trust
.. Credit Suisse Trust-Emerging Markets Portfolio         Diversified Equity Portfolio)
..Dreyfus Investment Portfolios ("Dreyfus IP")         .  JPMorgan Investment Trust Mid Cap
  (Service Shares)                                       Growth Portfolio (formerly One Group
.. Dreyfus IP MidCap Stock Portfolio                      Investment Trust Mid Cap Growth
..The Dreyfus Socially Responsible Growth Fund,           Portfolio)
  Inc. (Initial Share Class)                          .  JPMorgan Investment Trust
..Dreyfus Variable Investment Fund ("Dreyfus VIF")        Diversified Mid Cap Portfolio
  (Service Shares)                                       (formerly One Group Investment Trust
.. Dreyfus VIF Small Company Stock Portfolio              Diversified Mid Cap Portfolio)
..Fidelity Variable Insurance Products Funds ("VIP")   .  JPMorgan Investment Trust Mid Cap
  (Initial Class Shares)                                 Value Portfolio (formerly One Group
.. Fidelity VIP Asset Manager Portfolio                   Investment Trust Mid Cap Value
.. Fidelity VIP Contrafund(R) Portfolio                   Portfolio)
.. Fidelity VIP Equity-Income Portfolio                .  J.P. Morgan Series Trust II
.. Fidelity VIP Growth Portfolio                       .  JPMorgan International Equity
.. Fidelity VIP Index 500 Portfolio                       Portfolio
..Franklin Templeton Variable Insurance Products       .  JPMorgan Mid Cap Value Portfolio
  Trust (Class 2 Shares)                              .  JPMorgan Small Company Portfolio
.. Franklin Rising Dividends Securities Fund           .  Janus Aspen Series (Institutional
.. Franklin Small Cap Value Securities Fund               Shares)
.. Franklin Strategic Income Securities Fund           .  Janus Aspen Balanced Portfolio
                                                      .  Janus Aspen Large Cap Growth
                                                         Portfolio (formerly Janus Aspen
                                                         Growth Portfolio)
                                                      .  Janus Aspen Mid Cap Growth Portfolio
                                                      .  Janus Aspen Worldwide Growth
                                                         Portfolio
                                                      .  Janus Aspen Series (Service Shares)
                                                      .  Janus Aspen Mid Cap Value Portfolio
                                                      .  Janus Aspen Small Company Value
                                                         Portfolio

..  Oppenheimer Variable Account          .  Scudder International Portfolio
   Funds (Service Shares)                .  Scudder Variable Series II (Class A
..  Oppenheimer Aggressive Growth Fund/VA    Shares)
..  Oppenheimer Capital Appreciation      .  Scudder Large Cap Value Portfolio
   Fund/VA                               .  Scudder Fixed Income Portfolio
..  Oppenheimer Global Securities Fund/VA .  Scudder Government & Agency
..  Oppenheimer High Income Fund/VA          Securities Portfolio
..  Oppenheimer Main Street Fund(R)/VA    .  Scudder High Income Portfolio
..  Oppenheimer Main Street Small Cap     .  Scudder International Select Equity
   Fund(R)/VA                               Portfolio
..  Oppenheimer Strategic Bond Fund/VA    .  Scudder Money Market Portfolio
..  Scudder Variable Series I (Class A    .  Scudder Small Cap Growth Portfolio
   Shares)                               .  Scudder Technology Growth Portfolio
..  Scudder Bond Portfolio                .  Scudder Total Return Portfolio
..  Scudder Capital Growth Portfolio*     .  SVS Dreman Small Cap Value Portfolio
..  Scudder Growth and Income Portfolio**

--------
 * Effective April 29, 2005, pursuant to shareholder approval, the Scudder Growth Portfolio merged into the Scudder Capital Growth Portfolio.

** Effective April 29, 2005, pursuant to shareholder approval, the Scudder SVS
   Focus Value+Growth Portfolio merged into the Scudder Growth and Income Portfolio.

   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 83. You may also find this Prospectus and other required information about the Separate Account at the SEC's web site at http://www.sec.gov.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   The date of this Prospectus is May 1, 2005.

TABLE OF CONTENTS
================================================================================

                                                                    Page
                                                                    ----
       DEFINITIONS.................................................   4
       SUMMARY.....................................................   6
       SUMMARY OF EXPENSES.........................................   8
       CONDENSED FINANCIAL INFORMATION.............................  11
       KILICO, THE SEPARATE ACCOUNT AND THE FUNDS..................  52
       FIXED ACCOUNT OPTION........................................  58
       THE CONTRACTS...............................................  59
       CONTRACT CHARGES AND EXPENSES...............................  66
       THE ANNUITY PERIOD..........................................  70
       FEDERAL TAX MATTERS.........................................  73
       DISTRIBUTION OF CONTRACTS...................................  79
       VOTING RIGHTS...............................................  79
       REPORTS TO CONTRACT OWNERS AND INQUIRIES....................  80
       DOLLAR COST AVERAGING.......................................  80
       SYSTEMATIC WITHDRAWAL PLAN..................................  81
       ASSET ALLOCATION SERVICE....................................  81
       PROVISIONS OF PRIOR CONTRACTS...............................  82
       LEGAL PROCEEDINGS...........................................  83
       TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION......  83
       FINANCIAL STATEMENTS........................................  83
       CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002......  83
       APPENDIX....................................................  86

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person during whose lifetime the annuity is to be paid.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Contract Services, please write us at 2500 Westfield Drive, Elgin, Illinois 60123-7836.

   Contract--A Variable Annuity Contract offered by this Prospectus.

   Contract Value--The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

   Contract Year--The period between anniversaries of the Date of Issue of a Contract.

   Contract Quarter--The periods between quarterly anniversaries of the Date of Issue of a Contract.

   Contribution Year--Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

   Fund or Funds--The AIM Variable Insurance Funds, The Alger American Fund, American Century Variable Portfolios, Inc., Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust,

JPMorgan Investment Trust (formerly One Group Investment Trust), J.P. Morgan Series Trust II, Janus Aspen Series, Oppenheimer Variable Account Funds, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

   General Account Contract Value--The value of your interest in the General Account.

   Non-Qualified Contract--A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

   Purchase Payments--The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your interests in the Subaccount(s).

   Subaccounts--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

   Withdrawal Value--Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

                                    SUMMARY

   The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

   The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

   The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 59.)

   We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See "The Funds," page 52.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See "7. Death Benefit," page 63.)

   We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See "Fixed Account Option," page 58.)

   The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

   Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfers During the Accumulation Period" and "Transfers During the Annuity Period," pages 61 and 71, respectively.)

   No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 68.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "Federal Tax Matters," page 73.)

   We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 67.) We also charge for optional death benefits (See "Guaranteed Minimum Death Benefit Rider," page 64, and "Earnings Based Death Benefit Rider," page 65), and optional asset allocation services. (See "Asset Allocation Service," page 81.) The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' prospectuses.)

   You may elect, where available, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts and the Fixed Account. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

   The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 73 and "Qualified Plans," page 76.)

   You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page 59.) In addition, a special "free look" period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.
State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)..    None
Maximum Withdrawal Charge/(1)/
(as a percentage of amount surrendered):      6%

                                         Withdrawal
Contribution Year                          Charge
-----------------                        ----------
First year..............................   6.00%
Second year.............................   5.00%
Third year..............................   4.00%
Fourth year.............................   3.00%
Fifth year..............................   2.00%
Sixth year..............................   1.00%
Seventh year and following..............   0.00%

Maximum Transfer Fee:...................    None

--------
/(1)/Each Contract Year, a Contract Owner may withdraw up to 10% of Contract
     Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See "Withdrawal Charge.")

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge........................ $ 7.50/(2)/

Separate Account Annual Expenses
(as a percentage of average Separate Account Contract Value)
   Mortality and Expense Risk Charge:.......................  1.00%
   Administration Charge:...................................  0.30%
                                                             ------
   Total Separate Account Annual Expenses:..................  1.30%
                                                             ======
Optional Benefits:
   Guaranteed Minimum Death Benefit Charge..................  0.15%
   Earnings Based Death Benefit Charge......................  0.20%
                                                             ------
Total Separate Account Annual Expenses including
  Optional Benefit Charges..................................  1.65%
                                                             ======
Other Optional Benefit Expenses
   MIAA Initial Set Up Fee.................................. $30.00
   MIAA Annual Expense (as a percentage of Contract Value)
       Current..............................................  0.50%/(3)/
       Maximum..............................................  1.00%/(4)/


Qualified Plan Loan Interest Rates/(5)/

Loans not subject to ERISA   -- 5.50%
Loans subject to ERISA       -- Moody's Corporate Bond Yield Average--Monthly
                                  Average Corporates (rounded to nearest 0.25%)

--------
/(2)/The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See "Records Maintenance Charge.")

/(3)/Charged quarterly in arrears at the rate of .125% per calendar quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. MIAA charge is paid to PMG and is not retained by us. (See "Asset Allocation Service.")

/(4)/For new Contracts, the MIAA Expense charge may be increased up to a maximum of 1.00%.

/(5)/Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See "Loans".)

   The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                                         Minimum --  Maximum
Total Annual Fund Operating Expenses/(6)/ (expenses that are deducted from Fund assets, including management fees, distribution and/or service
(12b-1) fees, and other expenses, prior to any fee waivers or expense
reimbursements)                                                           0.10%  --   4.49%

--------
/(6)/The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waivers or expense reimbursements.

   The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.10% and 1.79%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE
--------------------------------------------------------------------------------
   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit, the Earnings Based Death Benefit and the optional MIAA program with a 1.00% MIAA Expense. If these features were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract at the end of the applicable time period:

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
         $1,272                     $2,514                     $3,705                     $6,678

    (2)a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more/(7)/:

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
          $745                      $2,180                     $3,546                     $6,678

       b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:/(7)/

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
         $1,272                     $2,514                     $3,705                     $6,678

    (3)If you do not surrender your Contract at the end of the applicable time period:

         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
          $745                      $2,180                     $3,546                     $6,678

--------
/(7)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

   The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION

   The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract as of December 31, 2004 (2.05%). In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

                    No Additional Contract Options Elected
  (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified

                                                                  Flexible Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                                  ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
AIM V.I. Financial Services Subaccount
 (formerly INVESCO VIF-Financial Services
 Subaccount)
  Accumulation unit value at beginning of
   period#................................. $12.254 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $13.185 $12.254 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
AIM V.I. Health Sciences Subaccount
 (formerly INVESCO VIF-Health Sciences
 Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.873 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $12.645 $11.873 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
AIM V.I. Real Estate Subaccount
  Accumulation unit value at beginning of
   period#................................. $13.115 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $17.735 $13.115 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
AIM V.I. Utilities Subaccount (formerly
 INVESCO VIF-Utilities Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.732 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $14.352 $11.732 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
Alger American Growth Subaccount
  Accumulation unit value at beginning of
   period+++............................... $46.250 $34.560 $52.093 $59.667 $71.618 $59.320 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $48.308 $46.250 $34.560 $52.093 $59.667 $71.618 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       0      --      --      --      --      --  --   --    --     --
Alger American MidCap Growth Subaccount
  Accumulation unit value at beginning of
   period++++.............................. $28.931 $19.771 $28.342 $28.107 $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $32.380 $28.931 $19.771 $28.342 $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       3       1       1      --      --      --  --   --    --     --

                                                              Flexible Payment Contracts
                                     -----------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++  1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -----
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at
   beginning of period+++........... $32.441 $23.018 $31.513 $45.157 $64.873 $45.520 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $37.441 $32.441 $23.018 $31.513 $45.157 $64.873 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      --      --      --      --      --      --      --      --   --
American Century VP Income &
 Growth Subaccount
  Accumulation unit value at
   beginning of period+++........... $ 6.525 $ 5.095 $ 6.382 $ 7.034 $ 7.834 $ 7.260 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $ 7.299 $ 6.525 $ 5.095 $ 6.382 $ 7.034 $ 7.834 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1       1       1      --      --      --      --      --      --   --
American Century VP Value
 Subaccount
  Accumulation unit value at
   beginning of period+++........... $ 8.531 $ 6.682 $ 7.723 $ 6.914 $ 5.898 $ 6.700 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $ 9.657 $ 8.531 $ 6.682 $ 7.723 $ 6.914 $ 5.898 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2       2       4       8       1      --      --      --      --   --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at
   beginning of period++++.......... $10.339 $ 7.309 $ 8.350 $ 9.829 $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $12.789 $10.339 $ 7.309 $ 8.350 $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      --      --      --      --      --      --      --      --   --
Dreyfus IP MidCap Stock Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.639 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $14.294 $12.639 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --   --
Dreyfus Socially Responsible Growth
 Subaccount
  Accumulation unit value at
   beginning of period+++........... $23.801 $19.078 $27.119 $35.379 $39.967 $33.680 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $25.029 $23.801 $19.078 $27.119 $35.379 $39.967 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --   --
Dreyfus VIF Small Company Stock
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.646 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period........................... $15.966 $13.646 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --   --
Fidelity VIP Asset Manager
 Subaccount
  Accumulation unit value at
   beginning of period++............ $23.999 $20.546 $22.736 $23.944 $25.172 $22.885 $20.090 $16.818 $    --  $--
  Accumulation unit value at end of
   period........................... $25.060 $23.999 $20.546 $22.736 $23.944 $25.172 $22.885 $20.090 $16.818  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --       1      --   --

                                                           Flexible Payment Contracts
                              -------------------------------------------------------------------------------------
Subaccount                      2004     2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+
----------                    -------- -------- -------- -------- -------- -------- -------- -------- ------- -----
Fidelity VIP Contrafund(R)
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 29.355 $ 23.079 $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    --  $--
  Accumulation unit value at
   end of period............. $ 33.562 $ 29.355 $ 23.079 $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        3        3        4        4        6        5        1       --      --   --
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 33.046 $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    --  $--
  Accumulation unit value at
   end of period............. $ 36.490 $ 33.046 $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        0       --        1        1        1        1        2        2       1   --
Fidelity VIP Growth
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 46.493 $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    --  $--
  Accumulation unit value at
   end of period............. $ 47.586 $ 46.493 $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        1        3        3        5        5        4        3       --      --   --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of period++..... $134.882 $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $ 88.539 $    --  $--
  Accumulation unit value at
   end of period............. $147.718 $134.882 $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $88.539  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        2        1        1        2        1        2        1       --      --   --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 12.204 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 13.411 $ 12.204 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       --       --       --       --       --       --       --       --      --   --
Franklin Small Cap Value
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 13.249 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 16.232 $ 13.249 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       --       --       --       --       --       --       --       --      --   --
Franklin Strategic Income
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 10.922 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 11.873 $ 10.922 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       --       --       --       --       --       --       --       --      --   --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Franklin U.S. Government
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.020 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $10.265 $10.020 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
Franklin Zero Coupon 2010
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.001 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $10.343 $10.001 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       0      --      --      --      --      --      --      --      --      --
Mutual Discovery Securities
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.428 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.544 $12.428 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      --      --      --      --      --      --      --      --      --
Mutual Shares Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $12.022 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $13.406 $12.022 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
Templeton Developing Markets
 Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $14.517 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $17.925 $14.517 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
ING VP Emerging Markets
 Subaccount
  Accumulation unit value at
   beginning of period+............. $ 9.661 $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445 $    --
  Accumulation unit value at end of
   period........................... $11.641 $ 9.661 $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2       1       1       1       1       1       1       6       1      --
ING VP Natural Resources Trust
 Subaccount
  Accumulation unit value at
   beginning of period+............. $16.576 $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315 $    --
  Accumulation unit value at end of
   period........................... $18.489 $16.576 $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --       7       7      --
JPMorgan Investment Trust Equity
 Index Subaccount (formerly One
 Group Investment Trust Equity
 Index Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.261 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.150 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --

                                                              Flexible Payment Contracts
                                        ----------------------------------------------------------------------
Subaccount                               2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                              ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
JPMorgan Investment Trust Diversified
 Equity Subaccount (formerly One
 Group Investment Trust Diversified
 Equity Subaccount)
  Accumulation unit value at beginning
   of period##......................... $10.071 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $10.823 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       0      --      --      --      --      --  --   --    --     --
JPMorgan Investment Trust Mid Cap
 Growth Subaccount (One Group
 Investment Trust Mid Cap Growth
 Subaccount)
  Accumulation unit value at beginning
   of period##......................... $10.419 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $11.268 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      --      --      --      --      --      --  --   --    --     --
JPMorgan Investment Trust Diversified
 Mid Cap Subaccount (formerly One
 Group Investment Trust Diversified
 Mid Cap Subaccount)
  Accumulation unit value at beginning
   of period##......................... $10.113 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $11.472 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      --      --      --      --      --      --  --   --    --     --
JPMorgan Investment Trust Mid Cap
 Value Subaccount (formerly One
 Group Investment Trust Mid Cap
 Value Subaccount)
  Accumulation unit value at beginning
   of period##......................... $10.294 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $11.581 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       0      --      --      --      --      --  --   --    --     --
JPMorgan International Equity
 Subaccount
  Accumulation unit value at beginning
   of period#.......................... $13.297 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $15.583 $13.297 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       0      --      --      --      --      --  --   --    --     --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at beginning
   of period#.......................... $12.347 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $14.799 $12.347 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................       0      --      --      --      --      --  --   --    --     --
JPMorgan Small Company Subaccount
  Accumulation unit value at beginning
   of period+++........................ $14.187 $10.538 $13.584 $14.925 $16.998 $11.930 $--  $--   $--    $--
  Accumulation unit value at end of
   period.............................. $17.863 $14.187 $10.538 $13.584 $14.925 $16.998 $--  $--   $--    $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      --      --       1      --      --       4  --   --    --     --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $29.019 $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092 $    --
  Accumulation unit value at end of
   period........................... $31.181 $29.019 $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       9       9      10      11      11      11       6       4       3      --
Janus Aspen Large Cap Growth
 Subaccount (formerly Janus Aspen
 Growth Subaccount)
  Accumulation unit value at
   beginning of period+............. $22.305 $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662 $    --
  Accumulation unit value at end of
   period........................... $23.082 $22.305 $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2       5       6      12      16      12       7      11       9      --
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $23.401 $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132 $    --
  Accumulation unit value at end of
   period........................... $27.976 $23.401 $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1       1       1       3       6       4      --      --       1      --
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $28.553 $23.259 $31.533 $41.064 $49.181 $30.205 $23.663 $19.565 $15.315 $    --
  Accumulation unit value at end of
   period........................... $29.621 $28.553 $23.259 $31.533 $41.064 $49.181 $30.205 $23.663 $19.565 $15.315
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       6       8       9      11      12      11       8       9       3      --
Janus Aspen Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.416 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.647 $13.416 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
Janus Aspen Small Company Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.469 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.747 $13.469 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       0      --      --      --      --      --      --      --      --      --
Oppenheimer Aggressive Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.039 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.236 $12.039 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
Oppenheimer Capital Appreciation
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.348 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $13.034 $12.348 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --

                                                                   Flexible Payment Contracts
                                           --------------------------------------------------------------------------
Subaccount                                  2004    2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+
----------                                 ------- ------- ------- ------- ------- ------- ------ ------ ------ -----
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of
   period#................................ $14.185 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $16.695 $14.185 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       2      --      --      --      --      --     --     --     --   --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of
   period#................................ $11.098 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $11.947 $11.098 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --      --      --      --     --     --     --   --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of
   period#................................ $12.131 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $13.109 $12.131 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --      --      --      --     --     --     --   --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $13.751 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $16.226 $13.751 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       0      --      --      --      --      --     --     --     --   --
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.843 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $11.640 $10.843 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --      --      --      --     --     --     --   --
Scudder Bond Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 8.192 $ 7.876 $ 7.389 $ 7.057 $ 6.394 $ 6.570 $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $ 8.547 $ 8.192 $ 7.876 $ 7.389 $ 7.057 $ 6.394 $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --       6      --      --     --     --     --   --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $18.155 $14.451 $20.611 $25.816 $28.914 $22.910 $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $19.410 $18.155 $14.451 $20.611 $25.816 $28.914 $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --      --      --      --     --     --     --   --
Scudder International Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $10.963 $ 8.667 $10.723 $15.665 $20.207 $14.280 $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $12.648 $10.963 $ 8.667 $10.723 $15.665 $20.207 $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       2       3       2       3      --      --     --     --     --   --
Scudder Large Cap Value Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 2.025 $ 1.542 $ 1.832 $ 1.817 $ 1.580 $ 1.777 $1.505 $1.166 $   --  $--
  Accumulation unit value at end of
   period................................. $ 2.206 $ 2.025 $ 1.542 $ 1.832 $ 1.817 $ 1.580 $1.777 $1.505 $1.166  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      22      22      22      28      22      57     94     59      8   --

                                                                     Flexible Payment Contracts
                                               ----------------------------------------------------------------------
Subaccount                                      2004   2003   2002   2001   2000  1999+++  1998   1997  1996++ 1995+
----------                                     ------ ------ ------ ------ ------ ------- ------ ------ ------ ------
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.459 $1.402 $1.311 $1.252 $1.151 $1.187  $1.111 $1.029 $   -- $   --
  Accumulation unit value at end of period.... $1.510 $1.459 $1.402 $1.311 $1.252 $1.151  $1.187 $1.111 $1.029 $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     69     69     26     11     24     24      19     13     --     --
Scudder Government & Agency Securities
 Subaccount
  Accumulation unit value at beginning of
   period*.................................... $2.307 $2.279 $2.130 $2.002 $1.823 $1.828  $1.725 $1.599 $1.575 $1.337
  Accumulation unit value at end of period.... $2.370 $2.307 $2.279 $2.130 $2.002 $1.823  $1.828 $1.725 $1.599 $1.575
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     42     59    112    177    166    145     146    149    165    273
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period..................................... $5.242 $4.245 $6.074 $7.901 $9.858 $7.261  $6.371 $5.303 $4.404 $3.345
  Accumulation unit value at end of period.... $5.457 $5.242 $4.245 $6.074 $7.901 $9.858  $7.261 $6.371 $5.303 $4.404
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     53     77     91    119    128    153     178    227    260    286
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period..................................... $7.208 $5.842 $5.918 $5.825 $6.442 $6.369  $6.341 $5.738 $5.082 $4.372
  Accumulation unit value at end of period.... $8.023 $7.208 $5.842 $5.918 $5.825 $6.442  $6.369 $6.341 $5.738 $5.082
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     90     96     93    105      3      1      --     --     --     --
Scudder International Select Equity Subaccount
  Accumulation unit value at beginning of
   period**................................... $1.757 $1.367 $1.595 $2.132 $2.708 $1.877  $1.723 $1.590 $1.379 $1.234
  Accumulation unit value at end of period.... $2.057 $1.757 $1.367 $1.595 $2.132 $2.708  $1.877 $1.723 $1.590 $1.379
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     11     18     22     50     84    170     212    376    429    612
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period..................................... $2.795 $2.802 $2.792 $2.718 $2.588 $2.493  $2.394 $2.297 $2.208 $2.111
  Accumulation unit value at end of period.... $2.792 $2.795 $2.802 $2.792 $2.718 $2.588  $2.493 $2.394 $2.297 $2.208
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    101    158    219    196  3,168    333     309    633    770    591
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***.................................. $1.890 $1.436 $2.180 $3.092 $3.498 $2.625  $2.240 $1.686 $1.330 $1.033
  Accumulation unit value at end of period.... $2.077 $1.890 $1.436 $2.180 $3.092 $3.498  $2.625 $2.240 $1.686 $1.330
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     40     55     52     71     90    127     166    195    132     81
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of
   period++++................................. $0.861 $0.593 $0.929 $1.376 $      $   --  $   -- $   -- $   -- $   --
  Accumulation unit value at end of period.... $0.868 $0.861 $0.593 $0.929 $   -- $   --  $   -- $   -- $   -- $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     --     --     --     --     --     --      --     --     --     --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of
   period..................................... $7.406 $6.342 $7.552 $8.122 $8.425 $7.411  $6.501 $5.473 $4.735 $3.796
  Accumulation unit value at end of period.... $7.830 $7.406 $6.342 $7.552 $8.122 $8.425  $7.411 $6.501 $5.473 $4.735
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    372    416    432    545    586    656     772    864    990  1,067
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.616 $1.149 $1.309 $1.124 $1.091 $1.072  $1.220 $1.012 $   -- $   --
  Accumulation unit value at end of period.... $2.016 $1.616 $1.149 $1.309 $1.124 $1.091  $1.072 $1.220 $1.012 $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     58     45     22     60      4      6       4      3     --     --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.510 $1.149 $1.566 $1.847 $1.941 $1.683  $1.414 $1.138 $   -- $   --
  Accumulation unit value at end of period.... $1.664 $1.510 $1.149 $1.566 $1.847 $1.941  $1.683 $1.414 $1.138 $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............      6      6      6      6     65     33      60     24     12     --

                                                                  Periodic Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                                  ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
AIM V.I. Financial Services Subaccount
 (formerly INVESCO VIF-Financial Services
 Subaccount)
  Accumulation unit value at beginning of
   period#................................. $12.230 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $13.120 $12.230 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      22      17      --      --      --      --  --   --    --     --
AIM V.I. Health Sciences Subaccount
 (formerly INVESCO VIF-Health Sciences
 Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.850 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $12.583 $11.850 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     124      46      --      --      --      --  --   --    --     --
AIM V.I. Real Estate Subaccount
  Accumulation unit value at beginning of
   period#................................. $13.089 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $17.699 $13.089 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     417      64      --      --      --      --  --   --    --     --
AIM V.I. Utilities Subaccount (formerly
 INVESCO VIF-Utilities Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.709 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $14.281 $11.709 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      21       7      --      --      --      --  --   --    --     --
Alger American Growth Subaccount
  Accumulation unit value at beginning of
   period+++............................... $45.614 $34.186 $51.682 $59.374 $70.571 $59.320 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $47.502 $45.614 $34.186 $51.682 $59.374 $70.571 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     387     426     382     371     296     130  --   --    --     --
Alger American Mid Cap Growth Subaccount
  Accumulation unit value at beginning of
   period+++............................... $28.676 $19.654 $28.259 $28.106 $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $31.999 $28.676 $19.654 $28.259 $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     582     578     281     129      --      --  --   --    --     --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $31.994 $22.769 $31.264 $44.935 $62.523 $45.520 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $36.816 $31.994 $22.769 $31.264 $44.935 $62.523 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     129     140     104     103      94      30  --   --    --     --
American Century VP Income & Growth
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 6.435 $ 5.040 $ 6.332 $ 6.990 $ 7.932 $ 7.260 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $ 7.178 $ 6.435 $ 5.040 $ 6.332 $ 6.990 $ 7.932 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........   2,962   3,131   2,229     729     601     303  --   --    --     --

                                                               Periodic Payment Contracts
                                      -----------------------------------------------------------------------------
Subaccount                             2004    2003    2002    2001    2000   1999+++  1998    1997   1996++  1995+
----------                            ------- ------- ------- ------- ------- ------- ------- ------- ------- -----
American Century VP Value
 Subaccount
  Accumulation unit value at
   beginning of period+++............ $ 8.414 $ 6.609 $ 7.662 $ 6.880 $ 5.899 $ 6.700 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $ 9.496 $ 8.414 $ 6.609 $ 7.662 $ 6.880 $ 5.899 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................   3,140   3,025   2,824   2,560     385      85      --      --      --   --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at
   beginning of period++++........... $10.248 $ 7.266 $ 8.326 $ 9.829 $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $12.638 $10.248 $ 7.266 $ 8.326 $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................      98      75      49      18      --      --      --      --      --   --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at
   beginning of period#.............. $12.614 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $14.224 $12.614 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................     103     238      --      --      --      --      --      --      --   --
Dreyfus Socially Responsible Growth
 Subaccount
  Accumulation unit value at
   beginning of period+++............ $23.474 $18.872 $26.905 $35.205 $40.084 $33.680 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $24.611 $23.474 $18.872 $26.905 $35.205 $40.084 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................     139     167     165     158     128      57      --      --      --   --
Dreyfus VIF Small Company Stock
 Subaccount
  Accumulation unit value at
   beginning of period#.............. $13.619 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $15.888 $13.619 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................      42      13      --      --      --      --      --      --      --   --
Fidelity VIP Asset Manager
 Subaccount
  Accumulation unit value at
   beginning of period++............. $23.459 $20.143 $22.357 $23.615 $24.899 $22.705 $19.991 $16.784 $    --  $--
  Accumulation unit value at end of
   period............................ $24.424 $23.459 $20.143 $22.357 $23.615 $24.899 $22.705 $19.991 $16.784  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................     434     378     260     278     277     284     210     134      55   --
Fidelity VIP Contrafund(R) Subaccount
  Accumulation unit value at
   beginning of period++............. $28.695 $22.627 $25.285 $29.190 $31.666 $25.816 $20.120 $16.418 $    --  $--
  Accumulation unit value at end of
   period............................ $32.710 $28.695 $22.627 $25.285 $29.190 $31.666 $25.816 $20.120 $16.418  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................   2,357   2,172   2,123   2,208   2,324   2,175   1,701   1,109     488   --
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++............. $32.302 $25.107 $30.623 $32.641 $30.497 $29.054 $26.366 $20.849 $    --  $--
  Accumulation unit value at end of
   period............................ $35.563 $32.302 $25.107 $30.623 $32.641 $30.497 $29.054 $26.366 $20.849  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................   1,500   1,617   1,447   1,357   1,122   1,258   1,245     777     263   --

                                                           Periodic Payment Contracts
                              -------------------------------------------------------------------------------------
Subaccount                      2004     2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+
----------                    -------- -------- -------- -------- -------- -------- -------- -------- ------- -----
Fidelity VIP Growth
 Subaccount
  Accumulation unit value at
   beginning of
   period++.................. $ 45.443 $ 34.651 $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    --  $--
  Accumulation unit value at
   end of period............. $ 46.373 $ 45.443 $ 34.651 $ 50.221 $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........    1,106    1,247    1,355    1,446    1,322    1,132      576      275     116   --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of
   period++.................. $131.848 $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $ 88.364 $    --  $--
  Accumulation unit value at
   end of period............. $143.967 $131.848 $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $88.364  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........      757      757      826      944      858      833      638      295      53   --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 12.179 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 13.345 $ 12.179 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........      567      182       --       --       --       --       --       --      --   --
Franklin Small Cap Value
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 13.223 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 16.152 $ 13.223 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........      144       23       --       --       --       --       --       --      --   --
Franklin Strategic Income
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 10.901 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 11.814 $ 10.901 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........      185       65       --       --       --       --       --       --      --   --
Franklin U.S. Government
 Subaccount
  Accumulation unit value at
   beginning of period#...... $ 10.000 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 10.214 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........      951      860       --       --       --       --       --       --      --   --
Franklin Zero Coupon 2010
 Subaccount
  Accumulation unit value at
   beginning of period#...... $  9.981 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 10.291 $  9.981 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........      803      775       --       --       --       --       --       --      --   --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Mutual Discovery Securities
 Subaccount
  Accumulation unit value at
   beginning of period.............. $12.404 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.472 $12.404 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     392      86      --      --      --      --      --      --      --      --
Mutual Shares Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $11.998 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $13.340 $11.998 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     147      50      --      --      --      --      --      --      --      --
Templeton Developing Markets
 Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $14.488 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $17.836 $14.488 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     168      65      --      --      --      --      --      --      --      --
ING VP Emerging Markets
 Subaccount
  Accumulation unit value at
   beginning of period+............. $ 9.425 $ 6.486 $ 7.247 $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436 $    --
  Accumulation unit value at end of
   period........................... $11.324 $ 9.425 $ 6.486 $ 7.247 $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     603     672     699     597     781     742     587     598     443      80
ING VP Natural Resources
 Subaccount
  Accumulation unit value at
   beginning of period+............. $16.156 $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305 $    --
  Accumulation unit value at end of
   period........................... $17.967 $16.156 $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     244     198     216     229     316     290     302     347     243      58
JPMorgan Investment Trust Equity
 Index Subaccount (formerly One
 Group Investment Trust Equity
 Index Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.250 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.116 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2      --      --      --      --      --      --      --      --      --
JPMorgan Investment Trust
 Diversified Equity Subaccount
 (formerly One Group Investment
 Trust Diversified Equity
 Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.060 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $10.790 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     991      --      --      --      --      --      --      --      --      --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
JPMorgan Investment Trust Mid
 Cap Growth Subaccount (formerly
 One Group Investment Trust Mid
 Cap Growth Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.407 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.234 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       3      --      --      --      --      --      --      --      --      --
JPMorgan Investment Trust
 Diversified Mid Cap Subaccount
 (formerly One Group Investment
 Trust Diversified Mid Cap
 Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.102 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.437 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      --      --      --      --      --      --      --      --      --
JPMorgan Investment Trust Mid
 Cap Value Subaccount (formerly
 One Group Investment Trust Mid
 Cap Value Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.283 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.545 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     371      --      --      --      --      --      --      --      --      --
JPMorgan International Equity
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.270 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.506 $13.270 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   1,494   1,068      --      --      --      --      --      --      --      --
JPMorgan Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.323 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.726 $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     612      64      --      --      --      --      --      --      --      --
JPMorgan Small Company
 Subaccount
  Accumulation unit value at
   beginning of period+++........... $13.992 $10.423 $13.477 $14.852 $16.965 $11.930 $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $17.565 $13.992 $10.423 $13.477 $14.852 $16.965 $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     495     485     553     573      98      13      --      --      --      --
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $28.313 $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081 $    --
  Accumulation unit value at end of
   period........................... $30.332 $28.313 $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   3,566   4,340   4,969   5,232   5,232   4,206   1,855     661     360     132

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Janus Aspen Large Cap Growth
 Subaccount (formerly Janus Aspen
 Growth Subaccount)
  Accumulation unit value at
   beginning of period+............. $21.762 $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650 $    --
  Accumulation unit value at end of
   period........................... $22.453 $21.762 $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   2,502   3,375   3,591   4,179   4,472   3,541   1,931   1,357     976     168
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $22.831 $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117 $    --
  Accumulation unit value at end of
   period........................... $27.213 $22.831 $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   2,191   2,527   3,066   3,103   3,287   2,360     985     893     937     121
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $27.859 $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302 $    --
  Accumulation unit value at end of
   period........................... $28.814 $27.859 $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   3,514   4,444   5,338   6,176   6,796   6,003   4,883   3,418   1,413      95
Janus Aspen Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.390 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.570 $13.390 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     114      24      --      --      --      --      --      --      --      --
Janus Aspen Small Company Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.443 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.669 $13.443 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      66      43      --      --      --      --      --      --      --      --
Oppenheimer Aggressive Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.015 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.165 $12.015 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      53      17      --      --      --      --      --      --      --      --
Oppenheimer Capital Appreciation
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.323 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $12.969 $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     231      84      --      --      --      --      --      --      --      --
Oppenheimer Global Securities
 Subaccount
  Accumulation unit value at
   beginning of period#............. $14.157 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $16.613 $14.157 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................   1,148     373      --      --      --      --      --      --      --      --

                                                                 Periodic Payment Contracts
                                        ----------------------------------------------------------------------------
Subaccount                               2004    2003    2002    2001    2000   1999+++  1998    1997   1996++ 1995+
----------                              ------- ------- ------- ------- ------- ------- ------- ------- ------ -----
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning
   of period#.......................... $11.076 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $11.888 $11.076 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     124      46      --      --      --      --      --      --     --   --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning
   of period#.......................... $12.107 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $13.045 $12.107 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     145      73      --      --      --      --      --      --     --   --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning
   of period#.......................... $13.724 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $16.146 $13.724 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     381     178      --      --      --      --      --      --     --   --
Oppenheimer Strategic Bond
 Subaccount
  Accumulation unit value at beginning
   of period#.......................... $10.821 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $11.583 $10.821 $    -- $    -- $    -- $    -- $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     622      51      --      --      --      --      --      --     --   --
Scudder Bond Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 8.080 $ 7.790 $ 7.331 $ 7.023 $ 6.485 $ 6.570 $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $ 8.405 $ 8.080 $ 7.790 $ 7.331 $ 7.023 $ 6.435 $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     581     671   1,619   1,410     102      22      --      --     --   --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning
   of period+++........................ $17.905 $14.295 $20.449 $25.689 $28.882 $22.910 $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $19.087 $17.905 $14.295 $20.449 $25.689 $28.882 $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................      68      78      70      74      65      14      --      --     --   --
Scudder International Subaccount
  Accumulation unit value at beginning
   of period+++........................ $10.812 $ 8.573 $10.639 $15.588 $20.167 $14.280 $    -- $    -- $   --  $--
  Accumulation unit value at end of
   period.............................. $12.437 $10.812 $ 8.573 $10.639 $15.588 $20.167 $    -- $    -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................     381     389   1,565     807     252     104      --      --     --   --
Scudder Large Cap Value Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.979 $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $ 1.498 $ 1.164 $   --  $--
  Accumulation unit value at end of
   period.............................. $ 2.150 $ 1.979 $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $ 1.498 $1.164  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................  15,096  15,539  16,207  17,339  15,878  21,269  23,159  18,995  4,864   --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.426 $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $   --  $--
  Accumulation unit value at end of
   period.............................. $ 1.472 $ 1.426 $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $ 1.105 $1.027  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................   4,482   5,362   5,339   4,528   2,488   2,396   2,529     694    326   --

                                                               Periodic Payment Contracts
                                    --------------------------------------------------------------------------------
Subaccount                           2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                          ------- ------- ------- ------- ------- ------- ------- ------- ------- --------
Scudder Government & Agency
 Securities Subaccount
  Accumulation unit value at
   beginning of period*............ $ 2.212 $ 2.192 $ 2.055 $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $  1.317
  Accumulation unit value at end
   of period....................... $ 2.266 $ 2.212 $ 2.192 $ 2.055 $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $  1.547
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................  12,133  15,656  20,634  16,356  12,564  15,187  16,997  15,434  18,485   21,771
Scudder Growth Subaccount
  Accumulation unit value at
   beginning of period............. $ 4.940 $ 4.012 $ 5.758 $ 7.512 $ 9.401 $ 6.945 $ 6.112 $ 5.102 $ 4.250 $  3.238
  Accumulation unit value at end
   of period....................... $ 5.127 $ 4.940 $ 4.012 $ 5.758 $ 7.512 $ 9.401 $ 6.945 $ 6.112 $ 5.102 $  4.250
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................  19,432  22,665  25,792  31,006  35,646  40,027  50,548  54,987  58,672   60,187
Scudder High Income Subaccount
  Accumulation unit value at
   beginning of period............. $ 6.758 $ 5.494 $ 5.582 $ 5.510 $ 6.112 $ 6.061 $ 6.052 $ 5.493 $ 4.879 $  4.210
  Accumulation unit value at end
   of period....................... $ 7.500 $ 6.758 $ 5.494 $ 5.582 $ 5.510 $ 6.112 $ 6.061 $ 6.052 $ 5.493 $  4.879
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................   7,757   8,944   9,725  11,376  12,547  15,887  20,199  22,729  24,077   25,327
Scudder International Select Equity
 Subaccount
  Accumulation unit value at
   beginning of period**........... $ 1.695 $ 1.323 $ 1.549 $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $  1.223
  Accumulation unit value at end
   of period....................... $ 1.979 $ 1.695 $ 1.323 $ 1.549 $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $  1.363
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................  18,847  18,355  20,304  23,213  26,820  32,639  45,058  55,729  62,425   63,495
Scudder Money Market
 Subaccount
  Accumulation unit value at
   beginning of period............. $ 2.620 $ 2.635 $ 2.633 $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $  2.033
  Accumulation unit value at end
   of period....................... $ 2.610 $ 2.620 $ 2.635 $ 2.633 $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $  2.120
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................   8,296   9,655  14,534  17,960  16,586  20,014  14,508  11,579  10,827   10,881
Scudder Small Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period***.......... $ 1.836 $ 1.399 $ 2.131 $ 3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $  1.031
  Accumulation unit value at end
   of period....................... $ 2.013 $ 1.836 $ 1.399 $ 2.131 $ 3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $  1.323
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................  22,823  27,064  28,479  32,678  35,343  31,772  38,394  33,789  25,931   17,371
Scudder Technology Growth
 Subaccount
  Accumulation unit value at
   beginning of period++++......... $ 0.853 $ 0.589 $ 0.926 $ 1.376 $    -- $    -- $    -- $    -- $    -- $     --
  Accumulation unit value at end
   of period....................... $ 0.858 $ 0.853 $ 0.589 $ 0.926 $    -- $    -- $    -- $    -- $    -- $     --
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................   6,511   5,704   2,390   1,466      --      --      --      --      --       --
Scudder Total Return Subaccount
  Accumulation unit value at
   beginning of period............. $ 6.944 $ 5.964 $ 7.122 $ 7.683 $ 7.993 $ 7.052 $ 6.205 $ 5.239 $ 4.546 $  3.656
  Accumulation unit value at end
   of period....................... $ 7.320 $ 6.944 $ 5.964 $ 7.122 $ 7.683 $ 7.993 $ 7.052 $ 6.205 $ 5.239 $  4.546
  Number of accumulation units
   outstanding at end of period
   (000's omitted).................  30,500  34,628  38,635  46,322  51,400  60,736  72,971  82,149  89,982  100,774

                                                                Periodic Payment Contracts
                                        ---------------------------------------------------------------------------
Subaccount                               2004    2003    2002    2001    2000  1999+++  1998    1997   1996++ 1995+
----------                              ------- ------- ------- ------- ------ ------- ------- ------- ------ -----
SVS Dreman Small Cap Value
 Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.579 $ 1.126 $ 1.287 $ 1.108 $1.079 $ 1.063 $ 1.214 $ 1.010 $   --  $--
  Accumulation unit value at end of
   period.............................. $ 1.965 $ 1.579 $ 1.126 $ 1.287 $1.108 $ 1.079 $ 1.063 $ 1.214 $1.010  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................  20,321  18,263  19,615  14,365  9,542  11,756  12,832  10,593  3,784   --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.476 $ 1.127 $ 1.540 $ 1.822 $1.920 $ 1.669 $ 1.407 $ 1.136 $   --  $--
  Accumulation unit value at end of
   period.............................. $ 1.622 $ 1.476 $ 1.127 $ 1.540 $1.822 $ 1.920 $ 1.669 $ 1.407 $1.136  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted).....................   5,082   5,390   5,711   6,394  6,304   6,861   7,994   4,889    986   --

                    No Additional Contract Options Elected
  (Separate Account Charges of 1.30% of the Daily Net Assets of the Separate
                                   Account)

Non-Tax Qualified


                                                                  Flexible Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                                  ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
AIM V.I. Financial Services Subaccount
 (formerly INVESCO VIF-Financials
 Services Subaccount)
  Accumulation unit value at beginning of
   period#................................. $12.254 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $13.185 $12.254 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       1      --      --      --      --      --  --   --    --     --
AIM V.I. Health Sciences Subaccount
 (formerly INVESCO VIF-Health Sciences
 Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.873 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $12.645 $11.873 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       7       6      --      --      --      --  --   --    --     --
AIM V.I. Real Estate Subaccount
  Accumulation unit value at beginning of
   period#................................. $13.115 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $17.735 $13.115 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      11       6      --      --      --      --  --   --    --     --
AIM V.I. Utilities Subaccount (formerly
 INVESCO VIF-Utilities Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.732 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $14.352 $11.732 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
Alger American Growth Subaccount
  Accumulation unit value at beginning of
   period+++............................... $46.250 $34.560 $52.093 $59.667 $70.710 $59.320 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $48.308 $46.250 $34.560 $52.093 $59.667 $70.710 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       6       6       1       1       2       1  --   --    --     --


                                                                  Flexible Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                                  ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
Alger American MidCap Growth Subaccount
  Accumulation unit value at beginning of
   period++++.............................. $28.931 $19.771 $28.342 $28.107 $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $32.380 $28.931 $19.771 $28.342 $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       5      10       1       1      --      --  --   --    --     --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $32.441 $23.018 $31.513 $45.157 $64.873 $45.520 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $37.441 $32.441 $23.018 $31.513 $45.157 $64.873 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       1       1       1       1       1      --  --   --    --     --
American Century VP Income & Growth
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 6.525 $ 5.095 $ 6.382 $ 7.034 $ 7.947 $ 7.260 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $ 7.299 $ 6.525 $ 5.095 $ 6.382 $ 7.034 $ 7.947 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       8       2       2      13      13      14  --   --    --     --
American Century VP Value Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 8.531 $ 6.682 $ 7.723 $ 6.914 $ 5.911 $ 6.700 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $ 9.657 $ 8.531 $ 6.682 $ 7.723 $ 6.914 $ 5.911 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      22      23      26      19       1       1  --   --    --     --
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at beginning of
   period++++.............................. $10.339 $ 7.309 $ 8.350 $ 9.829 $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $12.789 $10.339 $ 7.309 $ 8.350 $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       9       3       2      --      --      --  --   --    --     --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at beginning of
   period#................................. $12.639 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $14.294 $12.639 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       0      --      --      --      --      --  --   --    --     --
Dreyfus Socially Responsible Growth
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $23.801 $19.078 $27.119 $35.379 $40.163 $33.680 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $25.029 $23.801 $19.078 $27.119 $35.379 $40.163 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       0      --       1       1       1      --  --   --    --     --
Dreyfus VIF Small Company Stock
 Subaccount
  Accumulation unit value at beginning of
   period#................................. $13.646 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $15.966 $13.646 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       0       1      --      --      --      --  --   --    --     --

                                                           Flexible Payment Contracts
                              -------------------------------------------------------------------------------------
Subaccount                      2004     2003     2002     2001     2000   1999+++    1998     1997   1996++  1995+
----------                    -------- -------- -------- -------- -------- -------- -------- -------- ------- -----
Fidelity VIP Asset Manager
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 23.999 $ 20.546 $ 22.736 $ 23.944 $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    --  $--
  Accumulation unit value at
   end of period............. $ 25.060 $ 23.999 $ 20.546 $ 22.736 $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        7        6        2        3        8        9        6        6      --   --
Fidelity VIP Contrafund(R)
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 29.355 $ 23.079 $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    --  $--
  Accumulation unit value at
   end of period............. $ 33.562 $ 29.355 $ 23.079 $ 25.714 $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       16       11       10       10        1       12        5        3       2   --
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 33.046 $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    --  $--
  Accumulation unit value at
   end of period............. $ 36.490 $ 33.046 $ 25.609 $ 31.143 $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        7        7        6        5        4        8        8        5       1   --
Fidelity VIP Growth
 Subaccount
  Accumulation unit value at
   beginning of period++..... $ 46.493 $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    --  $--
  Accumulation unit value at
   end of period............. $ 47.586 $ 46.493 $ 35.347 $ 51.078 $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        5        7        9       12       19       17        2       --      --   --
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of period++..... $134.882 $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $ 88.539 $    --  $--
  Accumulation unit value at
   end of period............. $147.718 $134.882 $106.090 $137.814 $158.365 $176.352 $147.801 $116.327 $88.539  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        5        7        7       11       12       14       11       13       1   --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 12.204 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 13.411 $ 12.204 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        5        1       --       --       --       --       --       --      --   --
Franklin Small Cap Value
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 13.249 $ 10.000 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 16.232 $ 13.249 $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        4        2       --       --       --       --       --       --      --   --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Franklin Strategic Income Securities
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.922 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.873 $10.922 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2      --      --      --      --      --      --      --      --      --
Franklin U.S. Government Subaccount
  Accumulation unit value at
   beginning of period#............. $10.020 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $10.265 $10.020 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       0       1      --      --      --      --      --      --      --      --
Franklin Zero Coupon 2010
 Subaccount
  Accumulation unit value at
   beginning of period#............. $10.001 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $10.343 $10.001 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
Mutual Discovery Securities
 Subaccount
  Accumulation unit value at
   beginning of period$............. $12.428 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.544 $12.428 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       7      --      --      --      --      --      --      --      --      --
Mutual Shares Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $12.022 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $13.406 $12.022 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      --      --      --      --      --      --      --      --      --
Templeton Developing Markets
 Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $14.517 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $17.925 $14.517 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       6      --      --      --      --      --      --      --      --      --
ING VP Emerging Markets
 Subaccount
  Accumulation unit value at
   beginning of period+............. $ 9.661 $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445 $    --
  Accumulation unit value at end of
   period........................... $11.641 $ 9.661 $ 6.628 $ 7.384 $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       7       6       5       1       3       3       2       2       2       2
ING VP Natural Resources
 Subaccount
  Accumulation unit value at
   beginning of period+............. $16.576 $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315 $    --
  Accumulation unit value at end of
   period........................... $18.489 $16.576 $12.826 $13.232 $15.898 $13.565 $12.008 $15.089 $14.211 $11.315
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      12       1       1       3       4       4       2      --      --

                                                                  Flexible Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                                  ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
JPMorgan Investment Trust Equity Index
 Subaccount (formerly One Group
 Investment Trust Equity Index Subaccount)
  Accumulation unit value at beginning of
   period##................................ $10.261 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $11.150 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
JPMorgan Investment Trust Diversified
 Equity Subaccount (formerly One Group
 Investment Trust Diversified Equity
 Subaccount)
  Accumulation unit value at beginning of
   period##................................ $10.071 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $10.823 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
JPMorgan Investment Trust Mid Cap Growth
 Subaccount (formerly One Group
 Investment Trust Mid Cap Growth
 Subaccount)
  Accumulation unit value at beginning of
   period##................................ $10.419 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $11.268 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
JPMorgan Investment Trust Diversified Mid
 Cap Subaccount (formerly One Group
 Investment Trust Diversified Mid Cap
 Subaccount)
  Accumulation unit value at beginning of
   period##................................ $10.113 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $11.472 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
JPMorgan Investment Trust Mid Cap Value
 Subaccount (formerly One Group
 Investment Trust Mid Cap Value
 Subaccount)
  Accumulation unit value at beginning of
   period##................................ $10.294 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $11.581 $    -- $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      --      --      --      --      --      --  --   --    --     --
JPMorgan International Equity Subaccount
  Accumulation unit value at beginning of
   period#................................. $13.297 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $15.583 $13.297 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       4       3      --      --      --      --  --   --    --     --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at beginning of
   period#................................. $12.347 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $14.799 $12.347 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       5       3      --      --      --      --  --   --    --     --
JPMorgan Small Company Subaccount
  Accumulation unit value at beginning of
   period+++............................... $14.187 $10.538 $13.584 $14.925 $16.998 $11.930 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $17.863 $14.187 $10.538 $13.584 $14.925 $16.998 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........       3       3       3       3       1      --  --   --    --     --

                                                               Flexible Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Janus Aspen Balanced Subaccount
  Accumulation unit value at
   beginning of period+............. $29.019 $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092 $    --
  Accumulation unit value at end of
   period........................... $31.181 $29.019 $25.699 $27.744 $29.394 $30.378 $24.205 $18.205 $15.059 $13.092
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      21      32      41      38      42      52      24      13      10       4
Janus Aspen Large Cap Growth
 Subaccount (formerly Janus Aspen
 Growth Subaccount)
  Accumulation unit value at
   beginning of period+............. $22.305 $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662 $    --
  Accumulation unit value at end of
   period........................... $23.082 $22.305 $17.102 $23.504 $31.542 $37.283 $26.152 $19.471 $16.021 $13.662
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      12      23      30      40      54      46      16       7      22       2
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $23.401 $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132 $    --
  Accumulation unit value at end of
   period........................... $27.976 $23.401 $17.494 $24.518 $40.901 $60.590 $27.149 $20.423 $18.309 $17.132
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      11      12      14      20      23      17       2       6       2      --
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $28.554 $23.259 $31.533 $41.064 $49.181 $30.205 $23.633 $19.565 $15.315 $    --
  Accumulation unit value at end of
   period........................... $29.621 $28.554 $23.259 $31.533 $41.064 $49.181 $30.205 $23.663 $19.565 $15.315
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      12      14      20      31      34      36      24      17      33      --
Janus Aspen Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.347 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.647 $12.347 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       3      --      --      --      --      --      --      --      --      --
Janus Aspen Small Company Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.469 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.747 $13.469 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2       1      --      --      --      --      --      --      --      --
Oppenheimer Aggressive Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.039 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.236 $12.039 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --
Oppenheimer Capital Appreciation
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.348 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $13.034 $12.348 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2      --      --      --      --      --      --      --      --      --

                                                                    Flexible Payment Contracts
                                           -----------------------------------------------------------------------------
Subaccount                                  2004    2003    2002    2001    2000    1999+++    1998   1997  1996++ 1995+
----------                                 ------- ------- ------- ------- ------- -------    ------ ------ ------ -----
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of
   period#................................ $14.185 $10.000 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $16.695 $14.185 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       5       1      --      --      --      --        --     --     --   --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of
   period#................................ $11.098 $10.000 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $11.947 $11.098 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       1       1      --      --      --      --        --     --     --   --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of
   period#................................ $12.131 $10.000 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $13.109 $12.131 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --      --      --      --        --     --     --   --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning of
   period#................................ $13.751 $10.000 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $16.226 $13.751 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       0      --      --      --      --      --        --     --     --   --
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of
   period#................................ $10.843 $10.000 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $11.640 $10.843 $    -- $    -- $    -- $    --    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      --      --      --      --      --      --        --     --     --   --
Scudder Bond Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $ 8.192 $ 7.876 $ 7.389 $ 7.057 $ 6.394 $ 6.570    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $ 8.547 $ 8.192 $ 7.876 $ 7.389 $ 7.057 $ 6.394    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       3       3       2       4       6    ****        --     --     --   --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $18.155 $14.451 $20.611 $25.816 $28.914 $22.910    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $19.410 $18.155 $14.451 $20.611 $25.816 $28.914    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       4       5       4       6       5    ****        --     --     --   --
Scudder International Subaccount
  Accumulation unit value at beginning of
   period+++.............................. $10.963 $ 8.667 $10.723 $15.665 $20.207 $14.280    $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period................................. $12.648 $10.963 $ 8.667 $10.723 $15.665 $20.207    $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................       2       5       1       1       1    ****        --     --     --   --
Scudder Large Cap Value Subaccount
  Accumulation unit value at beginning of
   period++............................... $ 2.025 $ 1.542 $ 1.832 $ 1.817 $ 1.580 $ 1.777    $1.505 $1.166 $   --  $--
  Accumulation unit value at end of
   period................................. $ 2.206 $ 2.025 $ 1.542 $ 1.832 $ 1.817 $ 1.580    $1.777 $1.505 $1.166  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)........................      91      44      49      99      87     110        80     95    238   --

                                                                     Flexible Payment Contracts
                                               ----------------------------------------------------------------------
Subaccount                                      2004   2003   2002   2001   2000  1999+++  1998   1997  1996++ 1995+
----------                                     ------ ------ ------ ------ ------ ------- ------ ------ ------ ------
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.459 $1.402 $1.311 $1.252 $1.151 $1.187  $1.111 $1.029 $   -- $   --
  Accumulation unit value at end of period.... $1.510 $1.459 $1.402 $1.311 $1.252 $1.151  $1.187 $1.111 $1.029 $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     95    138    365    421    177    227     750    303     68     --
Scudder Government & Agency Securities
 Subaccount
  Accumulation unit value at beginning of
   period*.................................... $2.307 $2.279 $2.130 $2.002 $1.823 $1.828  $1.725 $1.599 $1.575 $1.337
  Accumulation unit value at end of period.... $2.370 $2.307 $2.279 $2.130 $2.002 $1.823  $1.828 $1.725 $1.599 $1.575
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    352    445    784    885    728    779   1,073    908  1,187  1,330
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period..................................... $5.224 $4.231 $6.053 $7.873 $9.824 $7.236  $6.350 $5.285 $4.389 $3.334
  Accumulation unit value at end of period.... $5.438 $5.224 $4.231 $6.053 $7.873 $9.824  $7.236 $6.350 $5.285 $4.389
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    374    433    498    630    762    823   1,063  1,162  1,396  1,276
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period..................................... $6.901 $5.593 $5.666 $5.577 $6.168 $6.098  $6.071 $5.494 $4.865 $4.186
  Accumulation unit value at end of period.... $7.681 $6.901 $5.593 $5.666 $5.577 $6.168  $6.098 $6.071 $5.494 $4.865
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    445    514    566    615    789  1,138   1,480  2,096  2,440  2,821
Scudder International Select Equity Subaccount
  Accumulation unit value at beginning of
   period**................................... $1.757 $1.367 $1.595 $2.132 $2.708 $1.877  $1.723 $1.590 $1.379 $1.234
  Accumulation unit value at end of period.... $2.057 $1.757 $1.367 $1.595 $2.132 $2.708  $1.877 $1.723 $1.590 $1.379
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    229    238    236    286    418    457     744  1,006  1,190  1,257
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period..................................... $2.795 $2.802 $2.792 $2.718 $2.588 $2.493  $2.394 $2.297 $2.208 $2.111
  Accumulation unit value at end of period.... $2.792 $2.795 $2.802 $2.792 $2.718 $2.588  $2.493 $2.394 $2.297 $2.208
  Number of accumulation units outstanding at
   end of period (000's omitted)..............  1,143  1,401  2,306  2,590  2,958  3,501   3,812  4,338  4,762  5,512
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***.................................. $1.890 $1.436 $2.180 $3.092 $3.498 $2.625  $2.240 $1.686 $1.330 $1.033
  Accumulation unit value at end of period.... $2.077 $1.890 $1.436 $2.180 $3.092 $3.498  $2.625 $2.240 $1.686 $1.330
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    247    273    274    349    416    396     494    657    711    874
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of
   period++++................................. $0.861 $0.593 $0.929 $1.376 $   -- $   --  $   -- $   -- $   -- $   --
  Accumulation unit value at end of period.... $0.868 $0.861 $0.593 $0.929 $   -- $   --  $   -- $   -- $   -- $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     42     80      3     --     --     --      --     --     --     --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of
   period..................................... $6.857 $5.872 $6.992 $7.520 $7.800 $6.862  $6.019 $5.068 $4.384 $3.515
  Accumulation unit value at end of period.... $7.250 $6.857 $5.872 $6.992 $7.520 $7.800  $6.862 $6.019 $5.068 $4.384
  Number of accumulation units outstanding at
   end of period (000's omitted)..............  1,182  1,348  1,604  1,961  2,366  2,817   3,348  4,277  4,838  5,554
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.616 $1.149 $1.309 $1.124 $1.091 $1.072  $1.220 $1.012 $   -- $   --
  Accumulation unit value at end of period.... $2.016 $1.616 $1.149 $1.309 $1.124 $1.091  $1.072 $1.220 $1.012 $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    462    257    187    207     40     66      94     58      7     --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.510 $1.149 $1.566 $1.847 $1.941 $1.683  $1.414 $1.138 $   -- $   --
  Accumulation unit value at end of period.... $1.664 $1.510 $1.149 $1.566 $1.847 $1.941  $1.683 $1.414 $1.138 $   --
  Number of accumulation units outstanding at
   end of period (000's omitted)..............     11     11     11     11     41     33     173    119     33     --

                                                                  Periodic Payment Contracts
                                            ----------------------------------------------------------------------
Subaccount                                   2004    2003    2002    2001    2000   1999+++ 1998 1997 1996++ 1995+
----------                                  ------- ------- ------- ------- ------- ------- ---- ---- ------ -----
AIM V.I. Financial Services Subaccount
 (formerly INVESCO VIF-Financial Services
 Suabccount)
  Accumulation unit value at beginning of
   period#................................. $12.230 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $13.120 $12.230 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      20      12      --      --      --      --  --   --    --     --
AIM V.I. Health Sciences Subaccount
 (formerly INVESCO VIF-Health Sciences
 Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.850 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $12.583 $11.850 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      15      13      --      --      --      --  --   --    --     --
AIM V.I. Real Estate Subaccount
  Accumulation unit value at beginning of
   period#................................. $13.089 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $17.676 $13.089 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      22       9      --      --      --      --  --   --    --     --
AIM V.I. Utilities Subaccount (formerly
 INVESCO VIF-Utilities Subaccount)
  Accumulation unit value at beginning of
   period#................................. $11.709 $10.000 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $14.281 $11.709 $    -- $    -- $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      12       6      --      --      --      --  --   --    --     --
Alger American Growth Subaccount
  Accumulation unit value at beginning of
   period+++............................... $45.614 $34.186 $51.682 $59.374 $70.571 $59.320 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $47.502 $45.614 $34.186 $51.682 $59.374 $70.571 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      37      49      38      45      46      23  --   --    --     --
Alger American MidCap Growth Subaccount
  Accumulation unit value at beginning of
   period++++.............................. $28.676 $19.654 $28.259 $28.106 $    -- $    -- $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $31.999 $28.676 $19.654 $28.259 $    -- $    -- $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     122      51      18      20      --      --  --   --    --     --
Alger American Small Capitalization
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $31.994 $22.769 $31.264 $44.935 $62.523 $45.520 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $36.816 $31.994 $22.769 $31.264 $44.935 $62.523 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........      13      18       8       8      11       5  --   --    --     --
American Century VP Income & Growth
 Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 6.435 $ 5.040 $ 6.332 $ 6.990 $ 7.932 $ 7.260 $--  $--   $--    $--
  Accumulation unit value at end of
   period.................................. $ 7.178 $ 6.435 $ 5.040 $ 6.332 $ 6.990 $ 7.932 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     218     222      56      68      83      27  --   --    --     --
American Century VP Value Subaccount
  Accumulation unit value at beginning of
   period+++............................... $ 8.414 $ 6.609 $ 7.662 $ 6.880 $ 5.899 $ 6.700 $--  $--   $--
  Accumulation unit value at end of
   period.................................. $ 9.496 $ 8.414 $ 6.609 $ 7.662 $ 6.880 $ 5.899 $--  $--   $--    $--
  Number of accumulation units outstanding
   at end of period (000's omitted)........     209     187     274     246       4      13  --   --    --     --

                                                               Periodic Payment Contracts
                                      -----------------------------------------------------------------------------
Subaccount                             2004    2003    2002    2001    2000   1999+++  1998    1997   1996++  1995+
----------                            ------- ------- ------- ------- ------- ------- ------- ------- ------- -----
Credit Suisse Trust-Emerging Markets
 Subaccount
  Accumulation unit value at
   Beginning of period++++........... $10.248 $ 7.266 $ 8.326 $ 9.829 $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $12.638 $10.248 $ 7.266 $ 8.326 $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation Units
   outstanding at end of Period
   (000's omitted)...................       5       4       3      --      --      --      --      --      --   --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at
   beginning of period#.............. $12.614 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $14.224 $12.614 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................      14       4       9      12      13       8      --      --      --   --
Dreyfus Socially Responsible Growth
 Subaccount
  Accumulation unit value at
   beginning of period+++............ $23.474 $18.872 $26.905 $35.205 $40.084 $33.680 $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $24.611 $23.474 $18.872 $26.905 $35.205 $40.084 $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................       6       7       9      12      13       8      --      --      --   --
Dreyfus VIF Small Company Stock
 Subaccount
  Accumulation unit value at
   beginning of period#.............. $13.619 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Accumulation unit value at end of
   period............................ $15.888 $13.619 $    -- $    -- $    -- $    -- $    -- $    -- $    --  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................       5       4       9      12      13       8      --      --      --   --
Fidelity VIP Asset Manager
 Subaccount
  Accumulation unit value at
   beginning of period++............. $23.459 $20.143 $22.357 $23.615 $24.899 $22.705 $19.991 $16.784 $    --  $--
  Accumulation unit value at end of
   period............................ $24.424 $23.459 $20.143 $22.357 $23.615 $24.899 $22.705 $19.991 $16.784  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................      42      38      28      42      46      44      40      56       5   --
Fidelity VIP Contrafund(R) Subaccount
  Accumulation unit value at
   beginning of period++............. $28.695 $22.627 $25.285 $29.190 $31.666 $25.816 $20.120 $16.418 $    --  $--
  Accumulation unit value at end of
   period............................ $32.710 $28.695 $22.627 $25.285 $29.190 $31.666 $25.816 $20.120 $16.418  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................     220     227     202     240     284     284     211     125      47   --
Fidelity VIP Equity-Income
 Subaccount
  Accumulation unit value at
   beginning of period++............. $32.302 $25.107 $30.623 $32.641 $30.497 $29.054 $26.366 $20.849 $    --  $--
  Accumulation unit value at end of
   period............................ $35.563 $32.302 $25.107 $30.623 $32.641 $30.497 $29.054 $26.366 $20.849  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................     176     189     172     209     198     216     223     120      36   --
Fidelity VIP Growth Subaccount
  Accumulation unit value at
   beginning of period++............. $45.443 $34.651 $50.221 $61.783 $70.305 $51.818 $37.631 $30.872 $    --  $--
  Accumulation unit value at end of
   period............................ $46.373 $45.443 $34.651 $50.221 $61.783 $70.305 $51.818 $37.631 $30.872  $--
  Number of accumulation units
   outstanding at end of period
   (000's omitted)...................      70      84      88     119     149     145      73      39      16   --

                                                            Periodic Payment Contracts
                              ---------------------------------------------------------------------------------------
Subaccount                      2004      2003      2002     2001     2000   1999+++    1998     1997   1996++  1995+
----------                    -------- --------   -------- -------- -------- -------- -------- -------- ------- -----
Fidelity VIP Index 500
 Subaccount
  Accumulation unit value at
   beginning of
   period++.................. $131.848 $104.012   $135.516 $156.190 $174.446 $146.637 $115.754 $ 88.364 $    --  $--
  Accumulation unit value at
   end of period............. $143.967 $131.848   $104.012 $135.516 $156.190 $174.446 $146.637 $115.754 $88.364  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       84       84         93      126      125      127       99       46      10   --
Franklin Rising Dividends
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 12.179 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 13.345 $ 12.179   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       49       11         --       --       --       --       --       --      --   --
Franklin Small Cap Value
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 13.223 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 16.152 $ 13.223   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       12    ***           --       --       --       --       --       --      --   --
Franklin Strategic Income
 Securities Subaccount
  Accumulation unit value at
   beginning of period#...... $ 10.901 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 11.814 $ 10.901   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       46       28         --       --       --       --       --       --      --   --
Franklin U.S. Government
 Subaccount
  Accumulation unit value at
   beginning of period#...... $ 10.000 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 10.214 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........        9       14         --       --       --       --       --       --      --   --
Franklin Zero Coupon 2010
 Subaccount
  Accumulation unit value at
   beginning of period#...... $  9.981 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 10.291 $  9.981   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       15       15         --       --       --       --       --       --      --   --
Mutual Discovery Securities
 Subaccount
  Accumulation unit value at
   beginning of period#...... $ 12.404 $ 10.000   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Accumulation unit value at
   end of period............. $ 14.472 $ 12.404   $     -- $     -- $     -- $     -- $     -- $     -- $    --  $--
  Number of accumulation
   units outstanding at end
   of period
   (000's omitted)...........       36       10         --       --       --       --       --       --      --   --

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Mutual Shares Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $11.998 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $13.340 $11.998 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      11      19      --      --      --      --      --      --      --      --
Templeton Developing Markets
 Securities Subaccount
  Accumulation unit value at
   beginning of period#............. $14.488 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $17.836 $14.488 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      15       5      --      --      --      --      --      --      --      --
ING VP Emerging Markets
 Subaccount
  Accumulation unit value at
   beginning of period+............. $ 9.425 $ 6.486 $ 7.247 $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436 $    --
  Accumulation unit value at end of
   period........................... $11.324 $ 9.425 $ 6.486 $ 7.247 $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      69      93     101     114     155     154     108     130      80       3
ING VP Natural Resources
 Subaccount
  Accumulation unit value at
   beginning of period+............. $16.156 $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305 $    --
  Accumulation unit value at end of
   period........................... $17.967 $16.156 $12.538 $12.973 $15.634 $13.379 $11.879 $14.971 $14.154 $11.305
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      23      18      24      28      35      33      40      48     100       8
JPMorgan Investment Trust Equity
 Index Subaccount (formerly One
 Group Investment Trust Equity
 Index Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.250 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.116 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       1      --      --      --      --      --      --      --      --      --
JPMorgan Investment Trust
 Diversified Equity Subaccount
 (formerly One Group Investment
 Trust Diversified Equity
 Subaccount )
  Accumulation unit value at
   beginning of period##............ $10.060 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $10.790 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................       2      --      --      --      --      --      --      --      --      --
JPMorgan Investment Trust Mid
 Cap Growth Subaccount (formerly
 One Group Investment Trust Mid
 Cap Growth Subaccount)
  Accumulation unit value at
   beginning of period##............ $10.407 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.234 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      --      --      --      --      --      --      --      --      --      --

                                                          Periodic Payment Contracts
                                -------------------------------------------------------------------------------
Subaccount                       2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                      ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
JPMorgan Investment Trust
 Diversified Mid Cap
 Subaccount (formerly One
 Group Investment Trust
 Diversified Mid Cap
 Subaccount)
  Accumulation unit value at
   beginning of period##....... $10.102 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at
   end of period............... $11.437 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......      --      --      --      --      --      --      --      --      --      --
JPMorgan Investment Trust
 Mid Cap Value Subaccount
 (formerly One Group
 Investment Trust Mid Cap
 Value Subaccount)
  Accumulation unit value at
   beginning of period##....... $10.283 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at
   end of period............... $11.545 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......       2      --      --      --      --      --      --      --      --      --
JPMorgan International Equity
 Subaccount
  Accumulation unit value at
   beginning of period#........ $13.270 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at
   end of period............... $15.506 $13.270 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......      19       9      --      --      --      --      --      --      --      --
JPMorgan Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#........ $12.323 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at
   end of period............... $14.726 $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......      65      23      --      --      --      --      --      --      --      --
JPMorgan Small Company
 Subaccount
  Accumulation unit value at
   beginning of period+++...... $13.992 $10.423 $13.477 $14.852 $16.965 $11.930 $    -- $    -- $    -- $    --
  Accumulation unit value at
   end of period............... $17.565 $13.992 $10.423 $13.477 $14.852 $16.965 $    -- $    -- $    -- $    --
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......      36      28      30      29      13       4      --      --      --      --
Janus Aspen Balanced
 Subaccount
  Accumulation unit value at
   beginning of period+........ $28.313 $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081 $    --
  Accumulation unit value at
   end of period............... $30.332 $28.313 $25.148 $27.230 $28.936 $29.993 $23.969 $18.081 $15.001 $13.081
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......     317     383     488     617     621     535     334     105      42       3
Janus Aspen Large Cap
 Growth Subaccount
 (formerly Janus Aspen
 Growth Subaccount)
  Accumulation unit value at
   beginning of period+........ $21.762 $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650 $    --
  Accumulation unit value at
   end of period............... $22.453 $21.762 $16.735 $23.068 $31.050 $36.810 $25.897 $19.338 $15.960 $13.650
  Number of accumulation
   units outstanding at end of
   period (000's omitted)......     243     306     366     543     677     591     243     157      99      14

                                                               Periodic Payment Contracts
                                     -------------------------------------------------------------------------------
Subaccount                            2004    2003    2002    2001    2000   1999+++  1998    1997   1996++   1995+
----------                           ------- ------- ------- ------- ------- ------- ------- ------- ------- -------
Janus Aspen Mid Cap Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $22.831 $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117 $    --
  Accumulation unit value at end of
   period........................... $27.213 $22.831 $17.119 $24.064 $40.263 $59.822 $26.884 $20.284 $18.238 $17.117
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     130     154     207     255     334     267     105      85     115      11
Janus Aspen Worldwide Growth
 Subaccount
  Accumulation unit value at
   beginning of period+............. $27.859 $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302 $    --
  Accumulation unit value at end of
   period........................... $28.814 $27.859 $22.760 $30.949 $40.424 $48.558 $29.911 $23.502 $19.490 $15.302
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     245     349     473     610     749     726     630     445     186       7
Janus Aspen Mid Cap Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.390 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.570 $13.390 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      25       2      --      --      --      --      --      --      --      --
Janus Aspen Small Company Value
 Subaccount
  Accumulation unit value at
   beginning of period#............. $13.443 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $15.669 $13.443 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      19      19      --      --      --      --      --      --      --      --
Oppenheimer Aggressive Growth
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.015 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $14.165 $12.015 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      10      --      --      --      --      --      --      --      --      --
Oppenheimer Capital Appreciation
 Subaccount
  Accumulation unit value at
   beginning of period#............. $12.323 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $12.969 $12.323 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      35      12      --      --      --      --      --      --      --      --
Oppenheimer Global Securities
 Subaccount
  Accumulation unit value at
   beginning of period#............. $14.157 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $16.613 $14.157 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................     149      84      --      --      --      --      --      --      --      --
Oppenheimer High Income
 Subaccount
  Accumulation unit value at
   beginning of period#............. $11.076 $10.000 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period........................... $11.888 $11.076 $    -- $    -- $    -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period
   (000's omitted)..................      16       5      --      --      --      --      --      --      --      --

                                                                Periodic Payment Contracts
                                        --------------------------------------------------------------------------
Subaccount                               2004    2003    2002    2001    2000   1999+++  1998   1997  1996++ 1995+
----------                              ------- ------- ------- ------- ------- ------- ------ ------ ------ -----
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning
   of period#.......................... $12.107 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period.............................. $13.045 $12.107 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      27       7      --      --      --      --     --     --     --   --
Oppenheimer Main Street Small Cap
 Subaccount
  Accumulation unit value at beginning
   of period#.......................... $13.724 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period.............................. $16.146 $13.724 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      19      10      --      --      --      --     --     --     --   --
Oppenheimer Strategic Bond Subacount
  Accumulation unit value at beginning
   of period#.......................... $10.821 $10.000 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period.............................. $11.583 $10.821 $    -- $    -- $    -- $    -- $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      26      19      --      --      --      --     --     --     --   --
Scudder Bond Subaccount
  Accumulation unit value at beginning
   of period+++........................ $ 8.080 $ 7.790 $ 7.331 $ 7.023 $ 6.435 $ 6.570 $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period.............................. $ 8.405 $ 8.080 $ 7.790 $ 7.331 $ 7.023 $ 6.435 $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      46      66      50      64      29       1     --     --     --   --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning
   of period+++........................ $17.905 $14.295 $20.449 $25.689 $28.882 $22.910 $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period.............................. $19.087 $17.905 $14.295 $20.449 $25.689 $28.882 $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      10      11      10       9      11       4     --     --     --   --
Scudder International Subaccount
  Accumulation unit value at beginning
   of period+++........................ $10.812 $ 8.573 $10.639 $15.588 $20.167 $14.280 $   -- $   -- $   --  $--
  Accumulation unit value at end of
   period.............................. $12.437 $10.812 $ 8.573 $10.639 $15.588 $20.167 $   -- $   -- $   --  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................      37      34      76      47      37      34     --     --     --   --
Scudder Large Cap Value Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.979 $ 1.512 $ 1.801 $ 1.792 $ 1.563 $ 1.763 $1.498 $1.164 $   --  $--
  Accumulation unit value at end of
   period.............................. $ 2.150 $ 1.979 $ 1.512 $ 1.801 $ 1.792 $ 1.563 $1.763 $1.498 $1.164  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................   1,570   1,817   2,137   2,682   2,658   3,541  3,847  9,619  1,625   --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning
   of period++......................... $ 1.426 $ 1.374 $ 1.289 $ 1.235 $ 1.139 $ 1.178 $1.105 $1.027 $   --  $--
  Accumulation unit value at end of
   period.............................. $ 1.472 $ 1.426 $ 1.374 $ 1.289 $ 1.235 $ 1.139 $1.178 $1.105 $1.027  $--
  Number of accumulation units
   outstanding at end of period (000's
   omitted)............................   1,117   1,426   1,441   1,531     276     968  1,033    338     50   --

                                                                   Periodic Payment Contracts
                                           --------------------------------------------------------------------------
Subaccount                                  2004   2003   2002   2001   2000  1999+++  1998    1997   1996++   1995+
----------                                 ------ ------ ------ ------ ------ ------- ------- ------- ------- -------
Scudder Government & Agency Securities
 Subaccount
  Accumulation unit value at beginning of
   period*................................ $2.212 $2.192 $2.055 $1.937 $1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317
  Accumulation unit value at end of
   period................................. $2.266 $2.212 $2.192 $2.055 $1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  3,323  4,449  5,601  6,621  6,582   7,529  10,270  11,033  13,804  17,939
Scudder Growth Subaccount
  Accumulation unit value at beginning of
   period................................. $4.933 $4.007 $5.750 $7.501 $9.387 $ 6.935 $ 6.103 $ 5.095 $ 4.244 $ 3.233
  Accumulation unit value at end of
   period................................. $5.120 $4.933 $4.007 $5.750 $7.501 $ 9.387 $ 6.935 $ 6.103 $ 5.095 $ 4.244
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  2,234  2,575  3,297  4,232  5,596   6,263   9,612  11,574  14,340  16,369
Scudder High Income Subaccount
  Accumulation unit value at beginning of
   period................................. $6.584 $5.352 $5.438 $5.368 $5.954 $ 5.904 $ 5.896 $ 5.351 $ 4.753 $ 4.101
  Accumulation unit value at end of
   period................................. $7.306 $6.584 $5.352 $5.438 $5.368 $ 5.954 $ 5.904 $ 5.896 $ 5.351 $ 4.753
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  2,167  2,681  3,511  4,583  5,398   4,245   6,036   8,934  10,028  12,047
Scudder International Select Equity
 Subaccount
  Accumulation unit value at beginning of
   period**............................... $1.695 $1.323 $1.549 $2.076 $2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223
  Accumulation unit value at end of
   period................................. $1.979 $1.695 $1.323 $1.549 $2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  1,864  2,073  2,568  3,058  3,946   5,066   7,278   9,543  12,177  12,074
Scudder Money Market Subaccount
  Accumulation unit value at beginning of
   period................................. $2.620 $2.635 $2.633 $2.571 $2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $ 2.033
  Accumulation unit value at end of
   period................................. $2.610 $2.620 $2.635 $2.633 $2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  1,564  2,885  3,816  4,753  4,678  13,610  11,095   4,637   3,948   4,839
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of
   period***.............................. $1.836 $1.399 $2.131 $3.032 $3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031
  Accumulation unit value at end of
   period................................. $2.013 $1.836 $1.399 $2.131 $3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  1,424  1,767  2,169  2,985  4,126   3,242   4,843   4,509   4,091   3,022
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of
   period++++............................. $0.853 $0.589 $0.926 $1.376 $   -- $    -- $    -- $    -- $    -- $    --
  Accumulation unit value at end of
   period................................. $0.858 $0.853 $0.589 $0.926 $   -- $    -- $    -- $    -- $    -- $    --
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................    252    672    215     58     --      --      --      --      --      --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of
   period................................. $6.470 $5.557 $6.636 $7.159 $7.447 $ 6.571 $ 5.781 $ 4.882 $ 4.236 $ 3.406
  Accumulation unit value at end of
   period................................. $6.820 $6.470 $5.557 $6.636 $7.159 $ 7.447 $ 6.571 $ 5.781 $ 4.882 $ 4.236
  Number of accumulation units
   outstanding at end of period (000's
   omitted)...............................  3,983  4,490  5,344  6,562  7,621   9,110  11,360  13,699  17,433  20,342

                                                                    Periodic Payment Contracts
                                               ---------------------------------------------------------------------
Subaccount                                      2004   2003   2002   2001   2000  1999+++  1998   1997  1996++ 1995+
----------                                     ------ ------ ------ ------ ------ ------- ------ ------ ------ -----
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.579 $1.126 $1.287 $1.108 $1.079 $1.063  $1.214 $1.010 $   --  $--
  Accumulation unit value at end of period.... $1.965 $1.579 $1.126 $1.287 $1.108 $1.079  $1.063 $1.214 $1.010  $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............  1,327  1,413  4,282  3,910  1,206  1,319   1,756  1,519    840   --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of
   period++................................... $1.476 $1.127 $1.540 $1.822 $1.920 $1.669  $1.407 $1.136 $   --  $--
  Accumulation unit value at end of period.... $1.622 $1.476 $1.127 $1.540 $1.822 $1.920  $1.669 $1.407 $1.136  $--
  Number of accumulation units outstanding at
   end of period (000's omitted)..............    600    775  1,045  1,453  1,563  1,727   2,094    824    454   --

--------
   * The Scudder Government & Agency Securities Subaccount commenced operations on November 6, 1989.

  ** The Scudder International Select Equity Subaccount commenced operations on
     January 6, 1992.

 *** The Scudder Small Cap Growth Subaccount commenced operations on May 2,
     1994.

   + The Janus Aspen Large Cap Growth (formerly Janus Aspen Growth), Janus
     Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, and Janus Aspen Balanced Subaccounts and the ING VP Natural Resources Trust and ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

  ++ The Scudder Fixed Income, Scudder Large Cap Value, SVS Dreman Small Cap
     Value, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund(R) Subaccounts were available under the Contracts on May 1, 1996.

 +++ The Scudder Bond, Scudder Capital Growth, Scudder International, Dreyfus
     Socially Responsible Growth Fund, JPMorgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.

++++ Scudder Technology Growth, Alger American MidCap Growth and Credit Suisse
     Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.

   # AIM V.I Financial Services (formerly INVESCO VIF-Financial Services), AIM
     V.I.Health Sciences (formerly INVESCO VIF-Health Sciences), AIM V.I. Real Estate, AIM V.I.Utilities (formerly INVESCO VIF-Utilities), Dreyfus IP MidCap Stock, Dreyfus VIF Small Company Stock, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, JPMorgan International Equity, JPMorgan Mid Cap Value, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap and Oppenheimer Strategic Bond were available under the Contracts on May 1, 2003.

  ## JPMorgan Investment Trust Equity Index (formerly One Group Investment
     Trust Equity Index), JPMorgan Investment Trust Diversified Equity (formerly One Group Investment Trust Diversified Equity Index), JPMorgan Investment Trust Mid Cap Growth (formerly One Group Investment Trust Mid Cap Growth), JPMorgan Investment Trust Diversified Mid Cap (formerly One Group Diversified Mid Cap) and JPMorgan Investment Trust Mid Cap Value (formerly One Group Investment Mid Cap Value) were available under the Contracts on May 3, 2004.

   The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

               Additional Contract Options Elected (Total 0.75%)
  (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified

                                                                                        Periodic Payment Contracts
                                                                                      -------------------------------
Subaccount                                                                             2004    2003    2002    2001*
----------                                                                            ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-Financial Services
 Subaccount)
  Accumulation unit value at beginning of period**................................... $12.169 $10.000 $    -- $    --
  Accumulation unit value at end of period........................................... $12.959 $12.169 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-Health Sciences Subaccount)
  Accumulation unit value at beginning of period**................................... $11.792 $10.000 $    -- $    --
  Accumulation unit value at end of period........................................... $12.429 $11.792 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
AIM V.I. Real Estate Subaccount
  Accumulation unit value at beginning of period**................................... $13.025 $10.000 $    -- $    --
  Accumulation unit value at end of period........................................... $17.431 $13.025 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities Subaccount)
  Accumulation unit value at beginning of period**................................... $11.652 $10.000 $    -- $    --
  Accumulation unit value at end of period........................................... $14.106 $11.652 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Alger American Growth Subaccount
  Accumulation unit value at beginning of period*.................................... $44.861 $33.870 $51.584 $45.571
  Accumulation unit value at end of period........................................... $46.373 $44.861 $33.870 $51.584
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Alger American MidCap Growth Subaccount
  Accumulation unit value at beginning of period*.................................... $28.202 $19.473 $28.205 $23.808
  Accumulation unit value at end of period........................................... $31.238 $28.202 $19.473 $28.205
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Alger American Small Capitalization Subaccount
  Accumulation unit value at beginning of period*.................................... $31.466 $22.558 $31.205 $26.644
  Accumulation unit value at end of period........................................... $35.941 $31.466 $22.558 $31.205
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
American Century VP Income & Growth Subaccount
  Accumulation unit value at beginning of period*.................................... $ 6.329 $ 4.993 $ 6.320 $ 5.752
  Accumulation unit value at end of period........................................... $ 7.007 $ 6.329 $ 4.993 $ 6.320
  Number of accumulation units outstanding at end of period (000's omitted)..........       0      --      --      --
American Century VP Value Subaccount
  Accumulation unit value at beginning of period*.................................... $ 8.275 $ 6.548 $ 7.648 $ 6.715
  Accumulation unit value at end of period........................................... $ 9.271 $ 8.275 $ 6.548 $ 7.648
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
  Accumulation unit value at Beginning of period*.................................... $10.079 $ 7.199 $ 8.307 $ 6.933
  Accumulation unit value at end of period........................................... $12.338 $10.079 $ 7.199 $ 8.307
  Number of accumulation Units outstanding at end of Period (000's omitted)..........      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at beginning of period**................................... $12.552 $10.000 $    -- $    --
  Accumulation unit value at end of period........................................... $14.050 $12.552 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Dreyfus Socially Responsible Growth Subaccount
  Accumulation unit value at beginning of period*.................................... $23.086 $18.697 $26.854 $24.517
  Accumulation unit value at end of period........................................... $24.026 $23.086 $18.697 $26.854
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
  Accumulation unit value at beginning of period**................................... $13.552 $10.000 $    -- $    --
  Accumulation unit value at end of period........................................... $15.693 $13.552 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
  Accumulation unit value at Beginning of period*.................................... $23.072 $19.957 $22.314 $20.696
  Accumulation unit value at end of period........................................... $23.844 $23.072 $19.957 $22.314
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Fidelity VIP Contrafund(R) Subaccount
  Accumulation unit value at Beginning of period*.................................... $28.221 $22.418 $25.237 $23.589
  Accumulation unit value at end of period........................................... $31.932 $28.221 $22.418 $25.237
  Number of accumulation units outstanding at end of period (000's omitted)..........      --      --      --      --
Fidelity VIP Equity-Income Subaccount
  Accumulation unit value at Beginning of period*.................................... $31.769 $24.875 $30.565 $27.938
  Accumulation unit value at end of period........................................... $34.718 $31.769 $24.875 $30.565
  Number of accumulation units outstanding at end of period (000's omitted)..........       0      --      --      --

                                                                                     Periodic Payment Contracts
                                                                                 -----------------------------------
Subaccount                                                                         2004     2003     2002    2001*
----------                                                                       -------- -------- -------- --------
Fidelity VIP Growth Subaccount
  Accumulation unit value at beginning of period*............................... $ 44.692 $ 34.330 $ 50.126 $ 42.975
  Accumulation unit value at end of period...................................... $ 45.271 $ 44.692 $ 34.330 $ 50.126
  Number of accumulation units outstanding at end of period (000's omitted).....        0       --       --       --
Fidelity VIP Index 500 Subaccount
  Accumulation unit value at beginning of period*............................... $129.669 $103.050 $135.259 $122.587
  Accumulation unit value at end of period...................................... $140.545 $129.669 $103.050 $135.259
  Number of accumulation units outstanding at end of period (000's omitted).....        0       --       --       --
Franklin Rising Dividends Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 12.120 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 13.182 $ 12.120 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin Small Cap Value Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 13.158 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 15.955 $ 13.158 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin Strategic Income Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 10.847 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.670 $ 10.847 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin U.S. Government Subaccount
  Accumulation unit value at beginning of period**.............................. $  9.951 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 10.089 $  9.951 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....        0       --       --       --
Franklin Zero Coupon 2010 Subaccount
  Accumulation unit value at beginning of period**.............................. $  9.932 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 10.165 $  9.932 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....        0       --       --       --
Mutual Discovery Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 12.343 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 14.295 $ 12.343 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Mutual Shares Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 11.939 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 13.176 $ 11.939 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Templeton Developing Markets Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 14.417 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 17.618 $ 14.417 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
ING VP Emerging Markets Subaccount
  Accumulation unit value at beginning of period*............................... $  6.686 $  4.635 $  5.217 $  4.212
  Accumulation unit value at end of period...................................... $  7.974 $  6.686 $  4.635 $  5.217
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
ING VP Natural Resources Trust Subaccount
  Accumulation unit value at beginning of period*............................... $ 15.889 $ 12.422 $ 12.949 $ 10.894
  Accumulation unit value at end of period...................................... $ 17.540 $ 15.889 $ 12.422 $ 12.949
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
JPMorgan Investment Trust Equity Index Subaccount (formerly One Group Investment
 Trust Equity Index Suabccount)
  Accumulation unit value at beginning of period***............................. $ 10.221 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.031 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
JPMorgan Investment Trust Diversified Equity Subaccount (formerly One Group
 Investment Trust Diversified Equity Subaccount)
  Accumulation unit value at beginning of period***............................. $ 10.032 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 10.708 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....        0       --       --       --
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly One Group
 Investment Trust Mid Cap Growth Suabccount)
  Accumulation unit value at beginning of period***............................. $ 10.378 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.148 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
JPMorgan Investment Trust Diversified Mid Cap Subaccount (formerly One Group
 Investment Trust Diversified Mid Cap Subacount)
  Accumulation unit value at beginning of period***............................. $ 10.074 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.350 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --

                                                                                    Periodic Payment Contracts
                                                                                  -------------------------------
Subaccount                                                                         2004    2003    2002    2001*
----------                                                                        ------- ------- ------- -------
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly One Group Investment
 Trust Mid Cap Value Subaccount)
  Accumulation unit value at beginning of period***.............................. $10.254 $    -- $    -- $    --
  Accumulation unit value at end of period....................................... $11.457 $    -- $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......       0      --      --      --
JPMorgan International Equity Subaccount
  Accumulation unit value at beginning of period**............................... $13.205 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.316 $13.205 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......       0      --      --      --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at beginning of period**............................... $12.262 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $14.546 $12.262 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......       0      --      --      --
JPMorgan Small Company Subaccount
  Accumulation unit value at beginning of period*................................ $13.761 $10.327 $13.452 $11.137
  Accumulation unit value at end of period....................................... $17.147 $13.761 $10.327 $13.452
  Number of accumulation units outstanding at end of period (000's omitted)......       1       1      --      --
Janus Aspen Balanced Subaccount
  Accumulation unit value at beginning of period*................................ $27.846 $24.916 $27.178 $26.038
  Accumulation unit value at end of period....................................... $29.611 $27.846 $24.916 $27.178
  Number of accumulation units outstanding at end of period (000's omitted)......       1       1       1       1
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen Growth Subaccount)
  Accumulation unit value at beginning of period*................................ $21.403 $16.580 $23.024 $20.098
  Accumulation unit value at end of period....................................... $21.919 $21.403 $16.580 $23.024
  Number of accumulation units outstanding at end of period (000's omitted)......       1       1       1      --
Janus Aspen Mid Cap Growth Subaccount
  Accumulation unit value at beginning of period*................................ $22.454 $16.960 $24.018 $21.043
  Accumulation unit value at end of period....................................... $26.566 $22.454 $16.960 $24.018
  Number of accumulation units outstanding at end of period (000's omitted)......       0      --      --      --
Janus Aspen Worldwide Growth Subaccount
  Accumulation unit value at beginning of period*................................ $27.398 $22.550 $30.890 $27.369
  Accumulation unit value at end of period....................................... $28.129 $27.398 $22.550 $30.890
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
  Accumulation unit value at beginning of period**............................... $13.324 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.379 $13.324 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Small Company Value Subaccount
  Accumulation unit value at beginning of period**............................... $13.377 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.477 $13.377 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Aggressive Growth Subaccount
  Accumulation unit value at beginning of period**............................... $11.956 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $13.992 $11.956 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Capital Appreciation Subaccount
  Accumulation unit value at beginning of period**............................... $12.263 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $12.811 $12.263 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of period**............................... $14.087 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $16.409 $14.087 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of period**............................... $11.021 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $11.742 $11.021 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of period**............................... $12.048 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $12.885 $12.048 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Main Street Small Cap Subaccount
  Accumulation unit value at beginning of period**............................... $13.657 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.949 $13.657 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......       0      --      --      --
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of period**............................... $10.768 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $11.441 $10.768 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......       0      --      --      --

                                                                               Periodic Payment Contracts
                                                                             -------------------------------
Subaccount                                                                    2004    2003    2002    2001*
----------                                                                   ------- ------- ------- -------
Scudder Bond Subaccount
  Accumulation unit value at beginning of period*........................... $ 7.946 $ 7.719 $ 7.317 $ 7.386
  Accumulation unit value at end of period.................................. $ 8.205 $ 7.946 $ 7.719 $ 7.317
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of period*........................... $17.609 $14.162 $20.410 $17.767
  Accumulation unit value at end of period.................................. $18.633 $17.609 $14.162 $20.410
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder International Subaccount
  Accumulation unit value at beginning of period*........................... $10.633 $ 8.494 $10.618 $10.566
  Accumulation unit value at end of period.................................. $12.141 $10.633 $ 8.494 $10.618
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Large Cap Value Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.946 $ 1.498 $ 1.798 $ 1.665
  Accumulation unit value at end of period.................................. $ 2.099 $ 1.946 $ 1.498 $ 1.798
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.403 $ 1.362 $ 1.287 $ 1.299
  Accumulation unit value at end of period.................................. $ 1.437 $ 1.403 $ 1.362 $ 1.287
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      17      15
Scudder Government & Agency Securities Subaccount
  Accumulation unit value at beginning of period*........................... $ 2.176 $ 2.171 $ 2.051 $ 2.065
  Accumulation unit value at end of period.................................. $ 2.212 $ 2.176 $ 2.171 $ 2.051
  Number of accumulation units outstanding at end of period (000's omitted).      --      --       8       7
Scudder Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 4.858 $ 3.975 $ 5.747 $ 5.211
  Accumulation unit value at end of period.................................. $ 5.005 $ 4.858 $ 3.975 $ 5.747
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder High Income Subaccount
  Accumulation unit value at beginning of period*........................... $ 6.647 $ 5.443 $ 5.571 $ 5.297
  Accumulation unit value at end of period.................................. $ 7.322 $ 6.647 $ 5.443 $ 5.571
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder International Select Equity Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.667 $ 1.311 $ 1.546 $ 1.423
  Accumulation unit value at end of period.................................. $ 1.932 $ 1.667 $ 1.311 $ 1.546
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Money Market Subaccount
  Accumulation unit value at beginning of period*........................... $ 2.577 $ 2.611 $ 2.628 $ 2.629
  Accumulation unit value at end of period.................................. $ 2.548 $ 2.577 $ 2.611 $ 2.628
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.806 $ 1.386 $ 2.127 $ 1.684
  Accumulation unit value at end of period.................................. $ 1.965 $ 1.806 $ 1.386 $ 2.127
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 0.839 $ 0.584 $ 0.924 $ 0.713
  Accumulation unit value at end of period.................................. $ 0.838 $ 0.839 $ 0.584 $ 0.924
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of period*........................... $ 6.829 $ 5.909 $ 7.109 $ 6.714
  Accumulation unit value at end of period.................................. $ 7.146 $ 6.829 $ 5.909 $ 7.109
  Number of accumulation units outstanding at end of period (000's omitted).      --      --       3       3
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.553 $ 1.116 $ 1.285 $ 1.093
  Accumulation unit value at end of period.................................. $ 1.918 $ 1.553 $ 1.116 $ 1.285
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
SVS Focus Value+Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.451 $ 1.116 $ 1.537 $ 1.367
  Accumulation unit value at end of period.................................. $ 1.583 $ 1.451 $ 1.116 $ 1.537
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --

               Additional Contract Options Elected (Total 0.75%)
  (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate
                                   Account)

Non-Tax Qualified

                                                                                       Periodic Payment Contracts
                                                                                     -------------------------------
Subaccount                                                                            2004    2003    2002    2001*
----------                                                                           ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-Financial Services
 Subaccount)
  Accumulation unit value at beginning of period**.................................. $12.169 $10.000 $    -- $    --
  Accumulation unit value at end of period.......................................... $12.959 $12.169 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
AIM V.I.Health Sciences Subaccount (formerly INVESCO VIF-Health Sciences Subaccount)
  Accumulation unit value at beginning of period**.................................. $11.792 $10.000 $    -- $    --
  Accumulation unit value at end of period.......................................... $12.429 $11.792 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
AIM V.I. Real Estate Subaccount
  Accumulation unit value at beginning of period**.................................. $13.025 $10.000 $    -- $    --
  Accumulation unit value at end of period.......................................... $17.431 $13.025 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities Subaccount)
  Accumulation unit value at beginning of period**.................................. $11.652 $10.000 $    -- $    --
  Accumulation unit value at end of period.......................................... $14.106 $11.652 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Alger American Growth Subaccount
  Accumulation unit value at beginning of period*................................... $44.861 $33.870 $51.584 $45.571
  Accumulation unit value at end of period.......................................... $46.373 $44.861 $33.870 $51.584
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Alger American MidCap Growth Subaccount
  Accumulation unit value at beginning of period*................................... $28.202 $19.473 $28.205 $23.808
  Accumulation unit value at end of period.......................................... $31.238 $28.202 $19.473 $28.205
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Alger American Small Capitalization Subaccount
  Accumulation unit value at beginning of period*................................... $31.466 $22.558 $31.205 $26.644
  Accumulation unit value at end of period.......................................... $35.941 $31.466 $22.558 $31.205
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
American Century VP Income & Growth Subaccount
  Accumulation unit value at beginning of period*................................... $ 6.329 $ 4.993 $ 6.320 $ 5.752
  Accumulation unit value at end of period.......................................... $ 7.007 $ 6.329 $ 4.993 $ 6.320
  Number of accumulation units outstanding at end of period (000's omitted).........       0      --      --      --
American Century VP Value Subaccount
  Accumulation unit value at beginning of period*................................... $ 8.275 $ 6.548 $ 7.648 $ 6.715
  Accumulation unit value at end of period.......................................... $ 9.271 $ 8.275 $ 6.548 $ 7.648
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
  Accumulation unit value at Beginning of period*................................... $10.079 $ 7.199 $ 8.307 $ 6.933
  Accumulation unit value at end of period.......................................... $12.338 $10.079 $ 7.199 $ 8.307
  Number of accumulation Units outstanding at end of Period (000's omitted).........      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
  Accumulation unit value at beginning of period**.................................. $12.552 $10.000 $    -- $    --
  Accumulation unit value at end of period.......................................... $14.050 $12.552 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Dreyfus Socially Responsible Growth Subaccount
  Accumulation unit value at beginning of period*................................... $23.086 $18.697 $26.854 $24.517
  Accumulation unit value at end of period.......................................... $24.026 $23.086 $18.697 $26.854
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
  Accumulation unit value at beginning of period**.................................. $13.552 $10.000 $    -- $    --
  Accumulation unit value at end of period.......................................... $15.693 $13.552 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Fidelity VIP Asset Manager Subaccount
  Accumulation unit value at beginning of period*................................... $23.072 $19.957 $22.314 $20.696
  Accumulation unit value at end of period.......................................... $23.844 $23.072 $19.957 $22.314
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --
Fidelity VIP Contrafund(R) Subaccount
  Accumulation unit value at beginning of period*................................... $28.221 $22.418 $25.237 $23.589
  Accumulation unit value at end of period.......................................... $31.932 $28.221 $22.418 $25.237
  Number of accumulation units outstanding at end of period (000's omitted).........      --      --      --      --

                                                                                     Periodic Payment Contracts
                                                                                 -----------------------------------
Subaccount                                                                         2004     2003     2002    2001*
----------                                                                       -------- -------- -------- --------
Fidelity VIP Equity-Income Subaccount
  Accumulation unit value at beginning of period*............................... $ 31.769 $ 24.875 $ 30.565 $ 27.938
  Accumulation unit value at end of period...................................... $ 34.718 $ 31.769 $ 24.875 $ 30.565
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Fidelity VIP Growth Subaccount
  Accumulation unit value at beginning of period*............................... $ 44.692 $ 34.330 $ 50.126 $ 42.975
  Accumulation unit value at end of period...................................... $ 45.271 $ 44.692 $ 34.330 $ 50.126
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Fidelity VIP Index 500 Subaccount
  Accumulation unit value at beginning of period*............................... $129.669 $103.050 $135.259 $122.587
  Accumulation unit value at end of period...................................... $140.545 $129.669 $103.050 $135.259
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin Rising Dividends Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 12.120 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 13.182 $ 12.120 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin Small Cap Value Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 13.158 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 15.955 $ 13.158 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin Strategic Income Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 10.847 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.670 $ 10.847 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin U.S. Government Subaccount
  Accumulation unit value at beginning of period**.............................. $  9.951 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 10.089 $  9.951 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Franklin Zero Coupon 2010 Subaccount
  Accumulation unit value at beginning of period**.............................. $  9.932 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 10.165 $  9.932 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Mutual Discovery Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 12.343 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 14.295 $ 12.343 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Mutual Shares Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 11.939 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 13.176 $ 11.939 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
Templeton Developing Markets Securities Subaccount
  Accumulation unit value at beginning of period**.............................. $ 14.417 $ 10.000 $     -- $     --
  Accumulation unit value at end of period...................................... $ 13.176 $ 14.417 $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
ING VP Emerging Markets Subaccount
  Accumulation unit value at beginning of period*............................... $  6.686 $  4.635 $  5.217 $  4.212
  Accumulation unit value at end of period...................................... $  7.974 $  6.686 $  4.635 $  5.217
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
ING VP Natural Resources Trust Subaccount
  Accumulation unit value at beginning of period*............................... $ 15.889 $ 12.422 $ 12.949 $ 10.894
  Accumulation unit value at end of period...................................... $ 17.540 $ 15.889 $ 12.422 $ 12.949
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
JPMorgan Investment Trust Equity Index Subaccount (formerly One Group Investment
 Trust Equity Index Subaccount)
  Accumulation unit value at beginning of period***............................. $ 10.221 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.031 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
JPMorgan Investment Trust Diversified Equity Subaccount (formerly One Group
 Investment Trust Diversified Equity Subaccount)
  Accumulation unit value at beginning of period***............................. $ 10.032 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 10.708 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly One Group
 Investment Trust Mid Cap Growth Suabccount)
  Accumulation unit value at beginning of period***............................. $ 10.378 $     -- $     -- $     --
  Accumulation unit value at end of period...................................... $ 11.148 $     -- $     -- $     --
  Number of accumulation units outstanding at end of period (000's omitted).....       --       --       --       --

                                                                                    Periodic Payment Contracts
                                                                                  -------------------------------
Subaccount                                                                         2004    2003    2002    2001*
----------                                                                        ------- ------- ------- -------
JPMorgan Investment Trust Diversified Mid Cap Subaccount (formerly One Group
 Investment Trust Diversified Mid Cap Subaccount)
  Accumulation unit value at beginning of period***.............................. $10.074 $    -- $    -- $    --
  Accumulation unit value at end of period....................................... $11.350 $    -- $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly One Group Investment
 Trust Mid Cap Value Subaccount)
  Accumulation unit value at beginning of period***.............................. $10.254 $    -- $    -- $    --
  Accumulation unit value at end of period....................................... $11.457 $    -- $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
JPMorgan International Equity Subaccount
  Accumulation unit value at beginning of period**............................... $13.205 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.316 $13.205 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
JPMorgan Mid Cap Value Subaccount
  Accumulation unit value at beginning of period**............................... $12.262 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $14.546 $12.262 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
JPMorgan Small Company Subaccount
  Accumulation unit value at beginning of period*................................ $13.761 $10.327 $    -- $    --
  Accumulation unit value at end of period....................................... $17.147 $13.761 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Balanced Subaccount
  Accumulation unit value at beginning of period*................................ $27.846 $24.916 $27.178 $26.038
  Accumulation unit value at end of period....................................... $29.611 $27.846 $24.916 $27.178
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen Growth Subaccount)
  Accumulation unit value at beginning of period*................................ $21.403 $16.580 $23.024 $20.098
  Accumulation unit value at end of period....................................... $21.919 $21.403 $16.580 $23.024
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
  Accumulation unit value at beginning of period*................................ $22.454 $16.960 $24.018 $21.043
  Accumulation unit value at end of period....................................... $26.566 $22.454 $16.960 $24.018
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
  Accumulation unit value at beginning of period*................................ $27.398 $22.550 $30.890 $27.369
  Accumulation unit value at end of period....................................... $28.129 $27.398 $22.550 $30.890
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
  Accumulation unit value at beginning of period**............................... $13.324 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.379 $13.324 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Janus Aspen Small Company Value Subaccount
  Accumulation unit value at beginning of period**............................... $13.377 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.477 $13.377 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Aggressive Growth Subaccount
  Accumulation unit value at beginning of period**............................... $11.956 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $13.992 $11.956 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Capital Appreciation Subaccount
  Accumulation unit value at beginning of period**............................... $12.263 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $12.811 $12.263 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Global Securities Subaccount
  Accumulation unit value at beginning of period**............................... $14.087 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $16.409 $14.087 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer High Income Subaccount
  Accumulation unit value at beginning of period**............................... $11.021 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $11.742 $11.021 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Main Street Subaccount
  Accumulation unit value at beginning of period**............................... $12.048 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $12.885 $12.048 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --      --      --
Oppenheimer Main Street Small Cap Subaccount
  Accumulation unit value at beginning of period**............................... $13.657 $10.000 $    -- $    --
  Accumulation unit value at end of period....................................... $15.949 $13.657 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted)......      --      --

                                                                               Periodic Payment Contracts
                                                                             -------------------------------
Subaccount                                                                    2004    2003    2002    2001*
----------                                                                   ------- ------- ------- -------
Oppenheimer Strategic Bond Subaccount
  Accumulation unit value at beginning of period**.......................... $10.768 $10.000 $    -- $    --
  Accumulation unit value at end of period.................................. $11.441 $10.768 $    -- $    --
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Bond Subaccount
  Accumulation unit value at beginning of period*........................... $ 7.946 $ 7.719 $ 7.317 $ 7.386
  Accumulation unit value at end of period.................................. $ 8.205 $ 7.946 $ 7.719 $ 7.317
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Capital Growth Subaccount
  Accumulation unit value at beginning of period*........................... $17.609 $14.162 $20.410 $17.767
  Accumulation unit value at end of period.................................. $18.633 $17.609 $14.162 $20.410
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder International Subaccount
  Accumulation unit value at beginning of period*........................... $10.633 $ 8.494 $10.618 $10.566
  Accumulation unit value at end of period.................................. $12.141 $10.633 $ 8.494 $10.618
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Large Cap Value Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.946 $ 1.498 $ 1.798 $ 1.665
  Accumulation unit value at end of period.................................. $ 2.099 $ 1.946 $ 1.498 $ 1.798
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Fixed Income Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.403 $ 1.362 $ 1.287 $ 1.299
  Accumulation unit value at end of period.................................. $ 1.437 $ 1.403 $ 1.362 $ 1.287
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Government & Agency Securities Subaccount
  Accumulation unit value at beginning of period*........................... $ 2.176 $ 2.171 $ 2.051 $ 2.065
  Accumulation unit value at end of period.................................. $ 2.212 $ 2.176 $ 2.171 $ 2.051
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 4.851 $ 3.970 $ 5.739 $ 5.203
  Accumulation unit value at end of period.................................. $ 4.998 $ 4.851 $ 3.970 $ 5.739
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder High Income Subaccount
  Accumulation unit value at beginning of period*........................... $ 6.475 $ 5.302 $ 5.427 $ 5.160
  Accumulation unit value at end of period.................................. $ 7.132 $ 6.475 $ 5.302 $ 5.427
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder International Select Equity Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.667 $ 1.311 $ 1.546 $ 1.423
  Accumulation unit value at end of period.................................. $ 1.932 $ 1.667 $ 1.311 $ 1.546
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Money Market Subaccount
  Accumulation unit value at beginning of period*........................... $ 2.577 $ 2.611 $ 2.628 $ 2.629
  Accumulation unit value at end of period.................................. $ 2.548 $ 2.577 $ 2.611 $ 2.628
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Small Cap Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.806 $ 1.386 $ 2.127 $ 1.684
  Accumulation unit value at end of period.................................. $ 1.965 $ 1.806 $ 1.386 $ 2.127
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Technology Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 0.839 $ 0.584 $ 0.924 $ 0.713
  Accumulation unit value at end of period.................................. $ 0.838 $ 0.839 $ 0.584 $ 0.924
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
Scudder Total Return Subaccount
  Accumulation unit value at beginning of period*........................... $ 6.363 $ 5.506 $ 6.623 $ 6.256
  Accumulation unit value at end of period.................................. $ 6.658 $ 6.363 $ 5.506 $ 6.623
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
SVS Dreman Small Cap Value Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.553 $ 1.116 $ 1.285 $ 1.093
  Accumulation unit value at end of period.................................. $ 1.918 $ 1.553 $ 1.116 $ 1.285
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --
SVS Focus Value + Growth Subaccount
  Accumulation unit value at beginning of period*........................... $ 1.451 $ 1.116 $ 1.537 $ 1.367
  Accumulation unit value at end of period.................................. $ 1.583 $ 1.451 $ 1.116 $ 1.537
  Number of accumulation units outstanding at end of period (000's omitted).      --      --      --      --

--------
  * Commencement of Offering on October 1, 2001.
 ** Commencement of Offering on May 1, 2003.
*** Commencement of Offering on May 3, 2004.

   The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services please write us at 2500 Westfield Drive, Elgin, Illinois 60123-7836. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company ("CILAAC") (formerly known as Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

   The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Sixty-three Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account invests in shares of the following registered, open-end management investment companies:

      . AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc. )

      .  The Alger American Fund

      .  American Century Variable Portfolios, Inc.

      .  Credit Suisse Trust

      .  Dreyfus Investment Portfolios

      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  Dreyfus Variable Investment Fund

      .  Fidelity Variable Insurance Products Funds

      .  Franklin Templeton Variable Insurance Products Trust

      .  ING VP Emerging Markets Fund, Inc.

      .  ING VP Natural Resources Trust

      .  JPMorgan Investment Trust (formerly One Group Investment Trust)

      .  J.P. Morgan Series Trust II

      .  Janus Aspen Series

      .  Oppenheimer Variable Account Funds

      .  Scudder Variable Series I

      .  Scudder Variable Series II

   SEC registration does not involve SEC supervision of the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The 63 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds

   AIM V.I. Financial Services Fund (formerly INVESCO VIF--Financial Services
Fund) seeks capital growth.

   AIM V.I. Health Sciences Fund (formerly INVESCO VIF--Health Sciences Fund) seeks capital growth.

   AIM V.I. Real Estate Fund seeks high total return.

   AIM V.I. Utilities Fund (formerly INVESCO VIF--Utilities Fund) seeks capital growth and current income.

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of issuers from at least three emerging markets.

Dreyfus Investment Portfolios

   Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor's MidCap 400(R) Index.*

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund

   Dreyfus VIF Small Company Stock Portfolio seeks capital appreciation.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

   Fidelity VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

   Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation.

   Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P(R) 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

   Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P(R) 500.

Franklin Templeton Variable Insurance Products Trust

   Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

   Franklin Small Cap Value Securities Fund seeks long-term total return.

   Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective.

   Franklin U.S. Government Fund seeks income.

   Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation.

   Mutual Discovery Securities Fund seeks capital appreciation.

   Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

   Templeton Developing Markets Securities Fund seeks long-term capital appreciation.

ING VP Emerging Markets Fund, Inc.

   This Fund seeks capital appreciation primarily through investment in equity securities and equity equivalents of emerging market companies as described in the Fund's prospectus.

ING VP Natural Resources Trust

   This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. The investment objective may not be changed without shareholder approval.

JPMorgan Investment Trust (formerly One Group Investment Trust)

   JPMorgan Investment Trust Equity Index Portfolio (formerly One Group Investment Trust Equity Index Portfolio) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index)

   JPMorgan Investment Trust Diversified Equity Portfolio (formerly One Group Investment Trust Diversified Equity Portfolio) seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

   JPMorgan Investment Trust Mid Cap Growth Portfolio (formerly One Group Investment Trust Mid Cap Growth Portfolio) seeks growth of capital and secondarily, current income by investing primarily in equity securities.

   JPMorgan Investment Trust Diversified Mid Cap Portfolio (formerly One Group Investment Trust Diversified Mid Cap Portfolio) seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

   JPMorgan Investment Trust Mid Cap Value Portfolio (formerly One Group Investment Trust Mid Cap Value Portfolio) seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

J.P. Morgan Series Trust II

   JPMorgan International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

   JPMorgan Mid Cap Value Portfolio seeks growth from capital appreciation.

   JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks.

Janus Aspen Series

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Large Cap Growth Portfolio (formerly Janus Aspen Growth Portfolio) seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Mid Cap Value Portfolio seeks capital appreciation.

   Janus Aspen Small Company Value Portfolio seeks capital appreciation.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Oppenheimer Variable Account Funds

   Oppenheimer Aggressive Growth Fund/VA seeks capital appreciation by investing in "growth type" companies.

   Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

   Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.

   Oppenheimer High Income Fund/VA seeks a high level of current income.

   Oppenheimer Main Street Fund(R)/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

   Oppenheimer Main Street Small Cap Fund(R)/VA seeks capital appreciation.

   Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.

Scudder Variable Series I

   Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II

   Scudder Large Cap Value Portfolio seeks to achieve a high rate of total return.

   Scudder Fixed Income Portfolio seeks high current income.

   Scudder Government & Agency Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder High Income Portfolio seeks to provide a high level of current income.

   Scudder International Select Equity Portfolio seeks capital appreciation.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks a high total return, a combination of income and capital appreciation.

   SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.
--------
*"Standard & Poor's(R)," "S&P(R)" and "S&P MidCap 400(R)" are trademarks of The
 McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's(R), and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio's Statement of Additional Information.

                               -----------------

   The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

   AIM Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds. INVESCO Institutional (N.A.), Inc. is the sub-adviser for the AIM V.I. Real Estate Fund.

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

   American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

   Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio. CSAM's Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit-Suisse Trust-Emerging Markets Portfolio.

   The Dreyfus Corporation serves as the investment adviser for the available Portfolio of the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and the available Portfolio of the Dreyfus Variable Investment Fund.

   Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited
(FIJ), in Tokyo, Japan and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund(R) Portfolio. FMRC serves as the sub-adviser for the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio. Geode Capital Management, LLC serves as sub-adviser for the Fidelity VIP Index 500 Portfolio.

   Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund, the Franklin U.S. Government Fund and the Franklin Zero Coupon Fund 2010. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund.

   ING Investments, LLC serves as the investment adviser for the ING VP Emerging Markets Fund, Inc. and the ING VP Natural Resources Trust. J. P. Morgan Investment Management Inc. serves as the sub-adviser for the ING VP Emerging Market Funds, Inc. ING Investment Management Co. serves as the sub-adviser for the ING VP Natural Resources Trust.

   JPMorgan Investment Advisors, Inc. is the investment adviser for the available Portfolios of the JPMorgan Investment Trust (formerly One Group Investment Trust).

   J.P. Morgan Investment Management, Inc. is the investment adviser for the available Portfolios of the J.P. Morgan Series Trust II.

   Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series.

   OppenheimerFunds, Inc. is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds.

   Deutsche Investment Management Americas, Inc. serves as investment manager for the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. Deutsche Asset Management Services Ltd. serves as the subadvisor for the SVS Bond Portfolio and the SVS International Portfolio. Deutsche Asset Management Investment Services Ltd. serves as the subadvisor for the SVS International Select Equity Portfolio and the SVS Total Return Portfolio. Dreman Value Management, L.L.C. serves as the subadviser for the SVS Dreman Small Cap Value Portfolio.

   The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

   This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

   You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

      . The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

      . The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

   We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction.

   You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant's or your estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

   During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See "Federal Tax Matters.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

   You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

   We may issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

   Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (1 divided by 2) minus 3, where:

        (1) is the net result of:

         . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

        (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

        (3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

   On any Valuation Date, the Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

   During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

      . The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

      . You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and

      . transfers into and out of the Credit Suisse Trust-Emerging Markets, the ING VP Emerging Markets, the JPMorgan International Equity, the Janus Aspen Worldwide Growth, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the Scudder International, the Scudder International Select Equity and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

   These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity

Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

   Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

   The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

   We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

   If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

  .  Termination of transfer privileges;

  . Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

  .  Requiring a minimum time between transfers;

  .  Limiting the total number of transfers;

  .  Limiting the dollar amount that may be transferred at one time;

  .  Refusing any transfer request; and

  . Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

   We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

   Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

6. Withdrawals During the Accumulation Period.

   You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See "Federal Income Taxes.")

   You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge.")

   For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   You may request a partial withdrawal subject to the following:

      . The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

   Election to withdraw shall be made in writing to us at our administrative office: Kemper Investors Life Insurance Company, Contact Center, 2500 Westfield Drive, Elgin, Illinois 60123-7836 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

      .  during any period when the New York Stock Exchange is closed,

      . when trading is restricted or the SEC determines an emergency exists, or

      .  as the SEC by order may permit.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

   If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

      .  the Contract Value less Debt, or

      . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

   If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

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

   You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

   For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

   For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:

      . the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

      .  the Contract Value minus Debt, or

      . the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased's 81/st/ birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90/th/ birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

   If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: AIM V.I. Financial Services, AIM V.I. Health Sciences, Credit Suisse Trust-Emerging Markets, Franklin U.S. Government, Franklin Zero Coupon Fund 2010, JPMorgan International Equity, Mutual Shares Securities, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer Main Street Small Cap, Scudder Technology Growth and Templeton Developing Markets Subaccounts. (See "Change of Investments," page 58.)

Guaranteed Minimum Death Benefit Rider.

   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

   We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

      (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

      (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85/th/ birthday or date of death, increased by Purchase Payments made from your 85/th/ birthday to the date of death and decreased by any adjustments for withdrawals from your 85/th/ birthday to the date of death; or

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      (3) the greatest anniversary value immediately preceding the earlier of your 86/th/ birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

      (a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

      (b) is the Contract Value reduced by any dollar for dollar reduction.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

   If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

   The Earnings Based Death Benefit rider ("EBDB") is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider." above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

   If elected, the death benefit will be as follows:

      . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus

      .  the EBDB factor times the lesser of:

        a.remaining principal, or

        b.Contract Value minus remaining principal, but not less than zero.

   The EBDB factor is 0.40 if death occurs prior to the 10/th/ Contract anniversary, 0.50 if death occurs between the 10/th/ and 15/th/ Contract anniversaries and 0.70 if death occurs on or after the 15/th/ Contract anniversary.

   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the

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Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

   The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

   Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody's Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administration charge,

      .  records maintenance charge,

      .  withdrawal charge,

      .  premium tax,

      .  optional death benefit charges, and

      .  optional MIAA expense charge. (See "Asset Allocation Service.")

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

   We may receive compensation from the investment advisers of the Funds for services related to the Funds. (see "The Funds," page 52.)

   Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

   We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

   Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

   We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

   The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. ASSET ALLOCATION SERVICE CHARGE.

   The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. For new Contracts, the annual charge may be increased up to a maximum of 1.00%. If the MIAA charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense equals, with respect to the amount in each Subaccount covered by the MIAA program the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged a MIAA initial set up fee of $30.00.

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

C. RECORDS MAINTENANCE CHARGE.

   We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

      . $7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

      . $3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

      . No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

   The record maintenance charge is not assessed during the Annuity Period.

   The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

   At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. WITHDRAWAL CHARGE.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

   Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

                    Contribution Year     Withdrawal Charge
                    -----------------     -----------------
                    First................         6%
                    Second...............         5%
                    Third................         4%
                    Fourth...............         3%
                    Fifth................         2%
                    Sixth................         1%
                    Seventh and following         0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

   Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

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Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.)

   We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59/ 1//2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II ("SVS II"), SVS II investment advisors and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

   Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' statements of additional information.

F. STATE PREMIUM TAXES.

   Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.)

G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

   In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

      . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      . the total amount of Purchase Payments to be received and the method in which they will be remitted;

      .  any prior or existing relationship with us;

      .  the level of commission paid to selling broker-dealers;

      . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      .  the frequency of projected surrenders or distributions.

   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

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                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the payee; and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   For example:

      . If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

      . If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

   If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

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   The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

   If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

   Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

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

      . If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of the Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20/th/ or 7/th/ day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

   Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

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                              FEDERAL TAX MATTERS

A. INTRODUCTION

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      . certain Contracts acquired by a decedent's estate due to the death of the decedent,

      .  certain Qualified Contracts,

      .  certain Contracts used with structured settlement agreements, and

      . certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations

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prescribing standards for adequately diversifying separate account investments.
If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract." This amount is referred to as the "income on the contract." Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services ("MIAA"). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a partial withdrawal for tax purposes. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

   If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

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3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      .  received on or after you reach age 59 1/2,

      .  received due to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

   Other exceptions may apply.

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6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Exchange of Annuity Contracts

   We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts.") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such Contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

   Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

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   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

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      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 70/ 1//2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59/ 1//2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See "8. Guaranteed Minimum Death Benefit" and "9. Earnings Based Death Benefit"). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

   These amounts can be paid only if you have reached age 59/ 1//2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b),

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any "eligible rollover distribution" from the Contract will be subject to
"direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                  Investors Brokerage Services, Inc. ("IBS")
                             2500 Westfield Drive
                          Elgin, Illinois 60123-7836

   IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity

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Date or the death of the Annuitant. Thereafter, the payee entitled to receive
Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

   You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.chaseinsurancecompany.com.

   You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 2500 Westfield Drive, Elgin, Illinois 60123-7836.

                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

   The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

   The Owner may select any day of the month except for the 29/th/, 30/th/ or 31/st/ for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

   The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

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   If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory service agreement with PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, Ibbotson Associates, Inc. ("Ibbotson") performs certain functions for the MIAA program. Ibbotson is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. SUMMARY OF THE SERVICE PROVIDED.

   Under MIAA, your Contract Value is allocated among certain Subaccounts and the Fixed Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing Ibbotson's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and the Fixed Account in accordance with your selected allocation model.

B. MIAA CHARGES.

   PMG's current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. The annual charge may be increased for new Contracts up to a maximum of one percent (1.00%). If the MIAA expense charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA expense charge. The MIAA expense charge is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense charge equals, with respect to the amount in each Subaccount covered by the MIAA program, the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA initial set up fee ("Set Up Fee") of $30.00.

C. TAX TREATMENT OF FEES AND CHARGES.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA expense charge and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of the MIAA expense charge and Set Up Fee are treated as a partial withdrawal for income tax purposes. This means the MIAA expense charge and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

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

D. RISKS TO YOU.

   When you elect the MIAA program, you understand that:

      . all investments involve risk, the amount of which may vary significantly,

      .  performance cannot be predicted or guaranteed, and

      . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG has a fiduciary relationship with its investment advisory clients and seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. TERMINATION.

   You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA expense charge or Set Up Fee. Otherwise, you will be charged any unpaid MIAA expense charge for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of any unpaid MIAA expense charge upon termination.

F. CONFLICTS OF INTEREST.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA expense charge (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

                         PROVISIONS OF PRIOR CONTRACTS

   Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

      Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

      Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

      Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

      . The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

      . Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

      Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

      Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

      Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Kemper Investors Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

            CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

   The Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

   GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

   If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the "Summary of Expenses". Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

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

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

      (1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

      (2) the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

      (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

      (2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

      (3) the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

      (a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

      (b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

   If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

    Number of years remaining in the period certain Interest rate Adjustment
    ----------------------------------------------- ------------------------
                  15 or more years.................           1.00%
                  10-14 years......................           1.50%
                  less than 10 years...............           2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

      . If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

      . Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

      . Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

      . You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

      . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

      . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

    Number of years remaining in the period certain Interest rate Adjustment
    ----------------------------------------------- ------------------------
                  15 or more years.................           1.00%
                  10-14 years......................           1.50%
                  Less than 10 years...............           2.00%

   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

                                   APPENDIX

            KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED
               AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA
                             DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

   This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

   Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 2500 Westfield Drive, Elgin, Illinois 60123-7836, or call (888) 477-9700. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the rollover by the 60/th/ day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions

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

made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2005 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. The maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000

Single Taxpayers

                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2005 and thereafter.... $50,000-$60,000

   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

   7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer's adjusted gross income.

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

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70/ 1//2 (your 70/ 1//2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70/ 1//2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70/ 1//2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

   2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

   4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70/ 1//2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your

Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

   2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1      $ 1,000     14     $17,371     27     $41,703     40    $ 77,436
    2        2,000     15      18,929     28      43,991     41      80,796
    3        3,038     16      20,534     29      46,348     42      84,256
    4        4,130     17      22,187     30      48,775     43      87,821
    5        5,264     18      23,889     31      51,275     44      91,492
    6        6,442     19      25,643     32      53,850     45      95,274
    7        7,665     20      27,449     33      56,503     46      99,169
    8        8,932     21      29,309     34      59,235     47     103,181
    9       10,236     22      31,225     35      62,048     48     107,313
    10      11,580     23      33,199     36      64,947     49     111,569
    11      12,965     24      35,232     37      67,932     50     115,953
    12      14,390     25      37,326     38      71,007
    13      15,859     26      39,482     39      74,174

--------
*  Includes applicable withdrawal charges.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1      $1,000      14     $1,513      27     $2,221      40     $3,262
    2       1,013      15      1,558      28      2,288      41      3,360
    3       1,053      16      1,605      29      2,357      42      3,461
    4       1,095      17      1,653      30      2,427      43      3,565
    5       1,138      18      1,702      31      2,500      44      3,671
    6       1,183      19      1,754      32      2,575      45      3,782
    7       1,230      20      1,806      33      2,652      46      3,895
    8       1,267      21      1,860      34      2,732      47      4,012
    9       1,305      22      1,916      35      2,814      48      4,132
    10      1,344      23      1,974      36      2,898      49      4,256
    11      1,384      24      2,033      37      2,985      50      4,384
    12      1,426      25      2,094      38      3,075
    13      1,469      26      2,157      39      3,167

--------
*  Includes applicable withdrawal charges.

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 2005
--------------------------------------------------------------------------------
                               PERIODIC PAYMENT
                          VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------
                             KEMPER ADVANTAGE III
                                   Issued By
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                              in Connection With
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
  HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196 (847) 605-6120

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2005. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing to us at 2500 Westfield Drive, Elgin, Illinois 60123-7836, or calling us at 1-888-477-9700.

TABLE OF CONTENTS
================================================================================

                                                                      Page
                                                                      ----
      SERVICES TO THE SEPARATE ACCOUNT...............................   2
      STATE REGULATION...............................................   2
      CONDENSED FINANCIAL INFORMATION................................   2
      EXPERTS........................................................   3
      FINANCIAL STATEMENTS...........................................   3
      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........   4
      FINANCIAL STATEMENTS OF SEPARATE ACCOUNT.......................   5
      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........  71
      FINANCIAL STATEMENTS OF KEMPER INVESTORS LIFE INSURANCE COMPANY  72
      APPENDIX A STATE PREMIUM TAX CHART............................. A-1
      APPENDIX B CONDENSED FINANCIAL INFORMATION..................... B-1

                       SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account

   Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general Funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

   Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company ("CILAAC") (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance agreement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

   The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

   The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2004, 2003 and 2002. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2004, 2003 and 2002.

   The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

   KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2004, 2003, and 2002 KILICO incurred gross commissions payable of approximately $10.3, $11.7 and $14.5 million, respectively, to licensed insurance agents.

                               STATE REGULATION

   KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                        CONDENSED FINANCIAL INFORMATION

   The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2004. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

                                    EXPERTS

   The consolidated balance sheets of KILICO as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004, and the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years ended December 31, 2004, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                             FINANCIAL STATEMENTS

   This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the KILICO Variable Annuity Separate Account:

   In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statements of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the KILICO Variable Annuity Separate Account (which includes the following subaccounts: AIM V.I. Financial Services Fund, AIM V.I. Health Sciences, AIM V.I. Real Estate, AIM V.I. Utilities, Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust-Global Post-Venture Capital, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, Dreyfus VIF Small Company Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, JP Morgan International Equity, JP Morgan MidCap Value, JP Morgan Small Company, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, One Group Investment Trust Bond, One Group Investment Trust Government Bond, One Group Investment Trust Balanced, One Group Investment Trust Large Cap Growth, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Mid Cap Growth, One Group Investment Trust Diversified Mid Cap, One Group Investment Trust Mid Cap Value, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Strategic Bond, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21/st/ Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Fixed Income, Scudder Global Blue Chip, Scudder Government & Agency Securities, Scudder Growth, Scudder High Income, Scudder International Select Equity, Scudder Large Cap Value, Scudder Money Market (Scudder Variable Series II), Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS MFS Strategic Value, SVS Oak Strategic Equity, SVS Turner Mid-Cap Growth, and Scudder Real Estate Securities) at December 31, 2004 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards established by the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2004 with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Chicago, Illinois
March 18, 2005

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

         STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               December 31, 2004
                                (in thousands)

                                  AIM Variable Insurance Funds                          The Alger American Fund
                          -------------------------------------------- ----------------------------------------------------------
                           AIM V.I.                                                            Alger      Alger        Alger
                          Financial   AIM V.I.                           Alger      Alger     American   American     American
                           Services    Health    AIM V.I.    AIM V.I.   American   American  Leveraged    MidCap       Small
                             Fund     Sciences  Real Estate Utilities   Balanced    Growth     AllCap     Growth   Capitalization
                          Subaccount Subaccount Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount   Subaccount
                          ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- --------------
ASSETS
Investments in
 underlying portfolio
 funds, at current
 market value............   $1,418     $3,477     $9,321     $19,975    $114,964   $23,388    $70,867    $30,169       $6,025
Dividends and other
 receivables.............       --         --         --          --           1        --         --         --           --
                            ------     ------     ------     -------    --------   -------    -------    -------       ------
   Total assets..........    1,418      3,477      9,321      19,975     114,965    23,388     70,867     30,169        6,025
LIABILITIES AND CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables................       --         --         --          --          --        --         --         --           --
                            ------     ------     ------     -------    --------   -------    -------    -------       ------
Contract owners' equity..   $1,418     $3,477     $9,321     $19,975    $114,965   $23,388    $70,867    $30,169       $6,025
                            ======     ======     ======     =======    ========   =======    =======    =======       ======
Accumulation Period......   $1,418     $3,477     $9,291     $19,937    $114,812   $23,373    $70,865    $30,169       $5,979
Annuity Period...........       --         --         30          38         153        15          2         --           46
                            ------     ------     ------     -------    --------   -------    -------    -------       ------
Total Contract Owners'
 Equity..................   $1,418     $3,477     $9,321     $19,975    $114,965   $23,388    $70,867    $30,169       $6,025
                            ======     ======     ======     =======    ========   =======    =======    =======       ======
Units Outstanding........      108        277        528       2,605      10,722       508      9,465        947          181
                            ======     ======     ======     =======    ========   =======    =======    =======       ======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                                                                       The Dreyfus
                                                                                        Socially    Dreyfus
                                                                            Dreyfus    Responsible  Variable
                         American Century                                  Investment    Growth    Investment
                       Variable Portfolios, Inc.   Credit Suisse Trust     Portfolios  Fund, Inc.     Fund
                       ------------------------- ------------------------ ------------ ----------- ----------
                                                   Credit
                        American                   Suisse   Credit Suisse                Dreyfus    Dreyfus
                        Century      American      Trust    Trust Global  Dreyfus I.P.  Socially   VIF Small
                       VP Income     Century      Emerging  Post-Venture     MidCap    Responsible  Company
                        & Growth     VP Value     Markets      Capital       Stock       Growth      Stock
                       Subaccount   Subaccount   Subaccount  Subaccount    Subaccount  Subaccount  Subaccount
                       ----------   ----------   ---------- ------------- ------------ ----------- ----------
ASSETS
Investments in
 underlying portfolio
 funds, at current
 market value.........  $29,040      $38,174      $46,260      $21,685      $168,944     $13,694      $874
Dividends and other
 receivables..........       --           --           --           --            19          --        --
                        -------      -------      -------      -------      --------     -------      ----
   Total assets.......   29,040       38,174       46,260       21,685       168,963      13,694       874
LIABILITIES AND
 CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables.............       --           --           --           --            --          --        --
                        -------      -------      -------      -------      --------     -------      ----
Contract owners'
 equity...............  $29,040      $38,174      $46,260      $21,685      $168,963     $13,694      $874
                        =======      =======      =======      =======      ========     =======      ====
Accumulation Period...  $29,029      $38,099      $46,247      $21,685      $168,835     $13,685      $874
Annuity Period........       11           75           13           --           128           9        --
                        -------      -------      -------      -------      --------     -------      ----
Total Contract Owners'
 Equity...............  $29,040      $38,174      $46,260      $21,685      $168,963     $13,694      $874
                        =======      =======      =======      =======      ========     =======      ====
Units Outstanding.....    4,033        4,051        3,556        2,235        11,922       1,579        55
                        =======      =======      =======      =======      ========     =======      ====



                       Fidelity Variable Insurance
                             Products Fund
                       ---------------------------


                        Fidelity
                       VIP Asset      Fidelity
                        Manager    VIP Contrafund
                       Subaccount    Subaccount
                       ----------  --------------
ASSETS
Investments in
 underlying portfolio
 funds, at current
 market value.........  $11,842       $89,791
Dividends and other
 receivables..........       --            --
                        -------       -------
   Total assets.......   11,842        89,791
LIABILITIES AND
 CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables.............       --            --
                        -------       -------
Contract owners'
 equity...............  $11,842       $89,791
                        =======       =======
Accumulation Period...  $11,609       $89,552
Annuity Period........      233           239
                        -------       -------
Total Contract Owners'
 Equity...............  $11,842       $89,791
                        =======       =======
Units Outstanding.....      485         2,785
                        =======       =======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                         Fidelity Variable Insurance
                                Products Fund                      Franklin Templeton Variable Insurance Products Trust
                      ---------------------------------- --------------------------------------------------------------
                                                          Franklin   Franklin   Franklin
                       Fidelity                Fidelity    Rising   Small Cap  Strategic
                      VIP Equity Fidelity VIP VIP Index  Dividends    Value      Income      Franklin     Franklin Zero
                        Income      Growth       500     Securities Securities Securities U.S. Government  Coupon 2010
                      Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount   Subaccount     Subaccount
                      ---------- ------------ ---------- ---------- ---------- ---------- --------------- -------------
ASSETS
Investments in
 underlying portfolio
 funds, at current
 market value........  $67,669     $59,157     $129,183    $9,672     $2,958     $4,127       $13,428        $11,591
Dividends and other
 receivables.........       --          --           --        --         --         --            --             --
                       -------     -------     --------    ------     ------     ------       -------        -------
   Total assets......   67,669      59,157      129,183     9,672      2,958      4,127        13,428         11,591
LIABILITIES AND
 CONTRACT
 OWNERS'
 EQUITY
Liabilities--Other
 payables............       --          --           --        --         --         --            --             --
                       -------     -------     --------    ------     ------     ------       -------        -------
Contract owners'
 equity..............  $67,669     $59,157     $129,183    $9,672     $2,958     $4,127       $13,428        $11,591
                       =======     =======     ========    ======     ======     ======       =======        =======
Accumulation
 Period..............  $67,606     $59,101     $128,798    $9,653     $2,958     $4,127       $13,428        $11,591
Annuity Period.......       63          56          385        19         --         --            --             --
                       -------     -------     --------    ------     ------     ------       -------        -------
Total Contract
 Owners' Equity......  $67,669     $59,157     $129,183    $9,672     $2,958     $4,127       $13,428        $11,591
                       =======     =======     ========    ======     ======     ======       =======        =======
Units Outstanding....    1,986       1,322          920       725        183        350         1,315          1,127
                       =======     =======     ========    ======     ======     ======       =======        =======


                      -----------

                        Mutual
                      Discovery
                      Securities
                      Subaccount
                      ----------
ASSETS
Investments in
 underlying portfolio
 funds, at current
 market value........   $7,396
Dividends and other
 receivables.........       --
                        ------
   Total assets......    7,396
LIABILITIES AND
 CONTRACT
 OWNERS'
 EQUITY
Liabilities--Other
 payables............       --
                        ------
Contract owners'
 equity..............   $7,396
                        ======
Accumulation
 Period..............   $7,396
Annuity Period.......       --
                        ------
Total Contract
 Owners' Equity......   $7,396
                        ======
Units Outstanding....      511
                        ======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                                  ING VP     ING VP
                           Franklin Templeton    Emerging   Natural
                           Variable Insurance    Markets   Resources
                             Products Trust     Fund, Inc.   Trust        J.P. Morgan Series Trust II       Janus Aspen Series
                          --------------------- ---------- ---------- ----------------------------------- -----------------------
                                     Templeton               ING VP
                            Mutual   Developing   ING VP    Natural     JPMorgan     JPMorgan   JPMorgan    Janus    Janus Aspen
                            Shares    Markets    Emerging  Resources  International   MidCap     Small      Aspen      Capital
                          Securities Securities  Markets     Trust       Equity       Value     Company    Balanced  Appreciation
                          Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount
                          ---------- ---------- ---------- ---------- ------------- ---------- ---------- ---------- ------------
ASSETS
Investments in underlying
 portfolio funds, at
 current market
 value...................   $2,561     $4,447     $7,724     $4,827      $30,771     $12,457    $11,629    $123,365     $1,612
Dividends and other
 receivables.............       --         --         --         --           --          --         --          --         --
                            ------     ------     ------     ------      -------     -------    -------    --------     ------
   Total assets..........    2,561      4,447      7,724      4,827       30,771      12,457     11,629     123,365      1,612
LIABILITIES AND
 CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables................       --         --         --         --           --          --         --          --         --
                            ------     ------     ------     ------      -------     -------    -------    --------     ------
Contract owners' equity     $2,561     $4,447     $7,724     $4,827      $30,771     $12,457    $11,629    $123,365     $1,612
                            ======     ======     ======     ======      =======     =======    =======    ========     ======
Accumulation Period......   $2,561     $4,447     $7,653     $4,800      $30,771     $12,457    $11,629    $122,396     $1,612
Annuity Period...........       --         --         71         27           --          --         --         969         --
                            ------     ------     ------     ------      -------     -------    -------    --------     ------
Total Contract Owners'
 Equity..................   $2,561     $4,447     $7,724     $4,827      $30,771     $12,457    $11,629    $123,365     $1,612
                            ======     ======     ======     ======      =======     =======    =======    ========     ======
Units Outstanding........      192        250        682        269        1,993         848        667       4,095        165
                            ======     ======     ======     ======      =======     =======    =======    ========     ======



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                                 Janus Aspen Series                            One Group Investment Trust
                          ----------------------------------------------------------------- --------------------------------
                                                                                   Janus               One Group
                                       Janus      Janus      Janus      Janus      Aspen               Investment One Group
                            Janus      Aspen      Aspen      Aspen      Aspen      Small    One Group    Trust    Investment
                            Aspen    Growth and  Mid Cap   Worldwide   Mid Cap    Company   Investment Government   Trust
                            Growth     Income     Growth     Growth     Value      Value    Trust Bond    Bond     Balanced
                          Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                          ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
ASSETS
Investments in underlying
 portfolio funds, at
 current market value....  $62,881      $--      $64,102    $110,482    $2,403     $1,702      $  2       $--        $  3
Dividends and other
 receivables.............        1       --           --          --        --         --        --        --          --
                           -------      ---      -------    --------    ------     ------      ----       ---        ----
   Total assets..........   62,882       --       64,102     110,482     2,403      1,702         2        --           3
LIABILITIES AND
 CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables................       --       --           --          --        --         --        --        --          --
                           -------      ---      -------    --------    ------     ------      ----       ---        ----
Contract owners'
 equity..................  $62,882      $--      $64,102    $110,482    $2,403     $1,702      $  2       $--        $  3
                           =======      ===      =======    ========    ======     ======      ====       ===        ====
Accumulation Period......  $62,664      $--      $64,015    $110,202    $2,403     $1,702      $  2       $--        $  3
Annuity Period...........      218       --           87         280        --         --        --        --          --
                           -------      ---      -------    --------    ------     ------      ----       ---        ----
Total Contract Owners'
 Equity..................  $62,882      $--      $64,102    $110,482    $2,403     $1,702      $  2       $--        $  3
                           =======      ===      =======    ========    ======     ======      ====       ===        ====
Units Outstanding........    2,807       --        2,358       3,840       154        109        --        --          --
                           =======      ===      =======    ========    ======     ======      ====       ===        ====



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                          One Group Investment Trust                       Oppenheimer Variable Account Funds
                      ------------------------------------------------------------------- ------------------------------------
                      One Group  One Group   One Group  One Group   One Group  One Group
                      Investment Investment Investment  Investment Investment  Investment
                        Trust      Trust       Trust      Trust       Trust      Trust    Oppenheimer Oppenheimer  Oppenheimer
                      Large Cap    Equity   Diversified  Mid Cap   Diversified  Mid Cap   Aggressive    Capital      Global
                        Growth     Index      Equity      Growth     Mid Cap     Value      Growth    Appreciation Securities
                      Subaccount Subaccount Subaccount  Subaccount Subaccount  Subaccount Subaccount   Subaccount  Subaccount
                      ---------- ---------- ----------- ---------- ----------- ---------- ----------- ------------ -----------
ASSETS
Investments in
 underlying portfolio
 funds, at current
 market value........    $ 28       $ 30      $14,477      $ 37       $ 44       $5,741     $1,131       $4,356      $24,671
Dividends and other
 receivables.........      --         --           --        --         --           --         --           --           --
                         ----       ----      -------      ----       ----       ------     ------       ------      -------
   Total assets......      28         30       14,477        37         44        5,741      1,131        4,356       24,671
LIABILITIES AND
 CONTRACT
 OWNERS'
 EQUITY
Liabilities--Other
 payables............      --         --           --        --         --           --         --           --           --
                         ----       ----      -------      ----       ----       ------     ------       ------      -------
Contract owners'
 equity..............    $ 28       $ 30      $14,477      $ 37       $ 44       $5,741     $1,131       $4,356      $24,671
                         ====       ====      =======      ====       ====       ======     ======       ======      =======
Accumulation
 Period..............    $ 28       $ 30      $14,477      $ 37       $ 44       $5,741     $1,131       $4,356      $24,671
Annuity Period.......      --         --           --        --         --           --         --           --           --
                         ----       ----      -------      ----       ----       ------     ------       ------      -------
Total Contract
 Owners' Equity......    $ 28       $ 30      $14,477      $ 37       $ 44       $5,741     $1,131       $4,356      $24,671
                         ====       ====      =======      ====       ====       ======     ======       ======      =======
Units Outstanding....       3          3        1,342         3          4          498         80          336        1,486
                         ====       ====      =======      ====       ====       ======     ======       ======      =======



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                                                        PIMCO Variable
                           Oppenheimer Variable Account Funds           Insurance Trust        Scudder Variable Series I
                     ----------------------------------------------- --------------------- ----------------------------------
                                             Oppenheimer Oppenheimer   PIMCO      PIMCO    Scudder 21st             Scudder
                     Oppenheimer Oppenheimer Main Street  Strategic   Foreign      Low       Century     Scudder    Capital
                     High Income Main Street  Small Cap     Bond        Bond     Duration     Growth       Bond      Growth
                     Subaccount  Subaccount  Subaccount  Subaccount  Subaccount Subaccount  Subaccount  Subaccount Subaccount
                     ----------- ----------- ----------- ----------- ---------- ---------- ------------ ---------- ----------
ASSETS
Investments in
 underlying
 portfolio funds, at
 current market
 value..............   $2,652      $3,177      $8,965      $10,907      $236       $204      $28,956      $7,237    $56,134
Dividends and other
 receivables........       --          --          --           --        --         --           --          --         --
                       ------      ------      ------      -------      ----       ----      -------      ------    -------
   Total assets.....    2,652       3,177       8,965       10,907       236        204       28,956       7,237     56,134
LIABILITIES AND
 CONTRACT
 OWNERS'
 EQUITY
Liabilities--Other
 payables...........       --          --          --           --        --         --           --          --         --
                       ------      ------      ------      -------      ----       ----      -------      ------    -------
Contract owners'
 equity.............   $2,652      $3,177      $8,965      $10,907      $236       $204      $28,956      $7,237    $56,134
                       ======      ======      ======      =======      ====       ====      =======      ======    =======
Accumulation
 Period.............   $2,652      $3,177      $8,965      $10,907      $236       $204      $28,956      $7,227    $56,118
Annuity Period......       --          --          --           --        --         --           --          10         16
                       ------      ------      ------      -------      ----       ----      -------      ------    -------
Total Contract
 Owners' Equity.....   $2,652      $3,177      $8,965      $10,907      $236       $204      $28,956      $7,237    $56,134
                       ======      ======      ======      =======      ====       ====      =======      ======    =======
Units Outstanding...      223         244         557          943        19         17        5,703         861      5,815
                       ======      ======      ======      =======      ====       ====      =======      ======    =======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                          Scudder Variable Series I                         Scudder Variable Series II
                          --------------------------------------------------------- -------------------------------------------
                                      Scudder
                           Scudder     Growth    Scudder                  Scudder    Scudder               Scudder    Scudder
                            Global      and       Health      Scudder      Money    Aggressive  Scudder     Fixed      Global
                          Discovery    Income    Sciences  International   Market     Growth   Blue Chip    Income   Blue Chip
                          Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                          ---------- ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
ASSETS
Investments in underlying
 portfolio funds, at
 current market value....  $126,465   $49,809    $83,046     $106,311       $149     $34,058    $158,660   $92,790    $36,009
Dividends and other
 receivables.............         1        --         --           --         --          --          (1)       --         --
                           --------   -------    -------     --------       ----     -------    --------   -------    -------
   Total assets..........   126,466    49,809     83,046      106,311        149      34,058     158,659    92,790     36,009
LIABILITIES AND
 CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables................        --        --         --           --         --          --          --        --         --
                           --------   -------    -------     --------       ----     -------    --------   -------    -------
Contract owners' equity..  $126,466   $49,809    $83,046     $106,311       $149     $34,058    $158,659   $92,790    $36,009
                           ========   =======    =======     ========       ====     =======    ========   =======    =======
Accumulation Period......  $126,420   $49,801    $83,037     $106,167       $149     $34,055    $158,521   $92,582    $36,005
Annuity Period...........        46         8          9          144         --           3         138       208          4
                           --------   -------    -------     --------       ----     -------    --------   -------    -------
Total Contract Owners'
 Equity..................  $126,466   $49,809    $83,046     $106,311       $149     $34,058    $158,659   $92,790    $36,009
                           ========   =======    =======     ========       ====     =======    ========   =======    =======
Units Outstanding........     7,842     5,667      7,282       11,356         14       3,665      17,892    14,835      2,999
                           ========   =======    =======     ========       ====     =======    ========   =======    =======



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                                               Scudder Variable Series II
                          -----------------------------------------------------------------------------------------------------
                           Scudder
                          Government             Scudder      Scudder     Scudder    Scudder    Scudder    Scudder    Scudder
                           & Agency   Scudder      High    International Large Cap    Money    Small Cap  Strategic  Technology
                          Securities   Growth     Income   Select Equity   Value      Market     Growth     Income     Growth
                          Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                          ---------- ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
ASSETS
Investments in underlying
 portfolio funds, at
 current market
 value...................  $134,433   $216,812   $229,653    $125,675     $163,469   $135,669   $144,540   $30,732    $145,056
Dividends and other
 receivables.............        12         (1)         1          --           --        109         --        --          --
                           --------   --------   --------    --------     --------   --------   --------   -------    --------
   Total assets..........   134,445    216,811    229,654     125,675      163,469    135,778    144,540    30,732     145,056
LIABILITIES AND
 CONTRACT
 OWNERS' EQUITY
Liabilities--Other
 payables................        --          2         25           9           12         --          1        --          --
                           --------   --------   --------    --------     --------   --------   --------   -------    --------
Contract owners'
 equity..................  $134,445   $216,809   $229,629    $125,666     $163,457   $135,778   $144,539   $30,732    $145,056
                           ========   ========   ========    ========     ========   ========   ========   =======    ========
Accumulation Period......  $133,354   $215,270   $228,138    $125,345     $163,214   $134,440   $144,401   $30,673    $144,982
Annuity Period...........     1,091      1,539      1,491         321          243      1,338        138        59          74
                           --------   --------   --------    --------     --------   --------   --------   -------    --------
Total Contract Owners'
 Equity..................  $134,445   $216,809   $229,629    $125,666     $163,457   $135,778   $144,539   $30,732    $145,056
                           ========   ========   ========    ========     ========   ========   ========   =======    ========
Units Outstanding........    29,192     45,208     33,615      34,689       30,700     26,603     38,500     2,702      24,947
                           ========   ========   ========    ========     ========   ========   ========   =======    ========



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)

                                                          Scudder Variable Series II
                     ----------------------------------------------------------------------------------------------------
                                                                             SVS Eagle
                      Scudder   SVS Davis  SVS Dreman SVS Dreman  SVS Dreman  Focused   SVS Focus             SVS INVESCO
                       Total     Venture   Financial  High Return Small Cap  Large Cap   Value +      SVS       Dynamic
                       Return     Value     Services    Equity      Value      Growth     Growth   Index 500    Growth
                     Subaccount Subaccount Subaccount Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount
                     ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- -----------
ASSETS
Investments in
 underlying
 portfolio funds, at
 current market
 value..............  $416,698   $202,795   $80,309    $497,509    $308,548   $59,773    $55,062    $224,389    $27,892
Dividends and other
 receivables........         3          1        --          32          25        --          1          --         --
                      --------   --------   -------    --------    --------   -------    -------    --------    -------
   Total assets.....   416,701    202,796    80,309     497,541     308,573    59,773     55,063     224,389     27,892
LIABILITIES AND
 CONTRACT
 OWNERS'
 EQUITY
Liabilities--Other
 payables...........        --         --        --          --          15        --          1          --         --
                      --------   --------   -------    --------    --------   -------    -------    --------    -------
Contract owners'
 equity.............  $416,701   $202,796   $80,309    $497,541    $308,558   $59,773    $55,062    $224,389    $27,892
                      ========   ========   =======    ========    ========   =======    =======    ========    =======
Accumulation
 Period.............  $413,029   $202,696   $80,260    $497,154    $308,315   $59,773    $54,764    $224,373    $27,867
Annuity Period......     3,672        100        49         387         243        --        298          16         25
                      --------   --------   -------    --------    --------   -------    -------    --------    -------
Total Contract
 Owners' Equity.....  $416,701   $202,796   $80,309    $497,541    $308,558   $59,773    $55,062    $224,389    $27,892
                      ========   ========   =======    ========    ========   =======    =======    ========    =======
Units Outstanding...    65,001     18,366     5,795      35,450      42,968     7,163     13,382      25,792      3,179
                      ========   ========   =======    ========    ========   =======    =======    ========    =======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                               December 31, 2004
                                (in thousands)



                                                                            Scudder Variable Series II
                                                             ---------------------------------------------------------
                                                             SVS Janus                                         SVS
                                                               Growth     SVS Janus    SVS MFS    SVS Oak     Turner
                                                                and        Growth     Strategic  Strategic   Mid-Cap
                                                               Income   Opportunities   Value      Equity     Growth
                                                             Subaccount  Subaccount   Subaccount Subaccount Subaccount
                                                             ---------- ------------- ---------- ---------- ----------
ASSETS
Investments in underlying portfolio funds, at current market
 value......................................................  $129,027     $90,502       $ 38     $56,494    $94,997
Dividends and other receivables.............................        --          --         --           1         --
                                                              --------     -------       ----     -------    -------
   Total assets.............................................   129,027      90,502         38      56,495     94,997
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities--Other payables.................................        --          --         --          --         --
                                                              --------     -------       ----     -------    -------
Contract owners' equity.....................................  $129,027     $90,502       $ 38     $56,495    $94,997
                                                              ========     =======       ====     =======    =======
Accumulation Period.........................................  $128,964     $90,467       $ 38     $56,480    $94,996
Annuity Period..............................................        63          35         --          15          1
                                                              --------     -------       ----     -------    -------
Total Contract Owners' Equity...............................  $129,027     $90,502       $ 38     $56,495    $94,997
                                                              ========     =======       ====     =======    =======
Units Outstanding...........................................    16,003      15,327          3       8,548     10,139
                                                              ========     =======       ====     =======    =======

                                                               Scudder
                                                             Investments
                                                              VIT Funds
                                                             -----------

                                                               Scudder
                                                             Real Estate
                                                             Securities
                                                             Subaccount
                                                             -----------
ASSETS
Investments in underlying portfolio funds, at current market
 value......................................................    $  6
Dividends and other receivables.............................      --
                                                                ----
   Total assets.............................................       6
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities--Other payables.................................      --
                                                                ----
Contract owners' equity.....................................    $  6
                                                                ====
Accumulation Period.........................................    $  6
Annuity Period..............................................      --
                                                                ----
Total Contract Owners' Equity...............................    $  6
                                                                ====
Units Outstanding...........................................      --
                                                                ====



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2004
                                (in thousands)

                                 AIM Variable Insurance Funds                          The Alger American Fund
                         -------------------------------------------- ---------------------------------------------------------
                          AIM V.I.                                                            Alger      Alger        Alger
                         Financial   AIM V.I.                           Alger      Alger     American   American     American
                          Services    Health    AIM V.I.    AIM V.I.   American   American  Leveraged    MidCap       Small
                            Fund     Sciences  Real Estate Utilities   Balanced    Growth     AllCap     Growth   Capitalization
                         Subaccount Subaccount Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount   Subaccount
                         ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- --------------
REVENUE
Dividend income.........    $10        $ --      $  206      $  330     $1,670     $   --    $    --     $   --        $ --
EXPENSES
Mortality and expense
 risk charges...........     12          31          60         205      1,559        314        982        375          93
                            ---        ----      ------      ------     ------     ------    -------     ------        ----
Net investment income
 (loss).................     (2)        (31)        146         125        111       (314)      (982)      (375)        (93)
                            ---        ----      ------      ------     ------     ------    -------     ------        ----
NET REALIZED
 AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss)
 on sale of
 investments............     29          56         206         324       (409)      (116)    (5,752)       541         683
Change in unrealized
 appreciation
 (depreciation) of
 investments............     53         158       1,326       2,814      3,867      1,274     10,771      2,633         167
                            ---        ----      ------      ------     ------     ------    -------     ------        ----
Net realized and
 unrealized gain (loss)
 on investments.........     82         214       1,532       3,138      3,458      1,158      5,019      3,174         850
                            ---        ----      ------      ------     ------     ------    -------     ------        ----
Net increase (decrease)
 in Contract Owners'
 Equity resulting
 from operations........    $80        $183      $1,678      $3,263     $3,569     $  844    $ 4,037     $2,799        $757
                            ===        ====      ======      ======     ======     ======    =======     ======        ====


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                                             The
                                                                                           Dreyfus
                                                                                          Socially    Dreyfus
                                                                              Dreyfus    Responsible  Variable
                        American Century                                     Investment    Growth    Investment
                      Variable Portfolios, Inc.     Credit Suisse Trust      Portfolios  Fund, Inc.     Fund
                      ------------------------- --------------------------  ------------ ----------- ----------
                       American                 Credit Suisse Credit Suisse                Dreyfus    Dreyfus
                       Century      American        Trust     Trust Global  Dreyfus I.P.  Socially   VIF Small
                      VP Income     Century       Emerging    Post-Venture     MidCap    Responsible  Company
                       & Growth     VP Value       Markets       Capital       Stock       Growth      Stock
                      Subaccount   Subaccount    Subaccount    Subaccount    Subaccount  Subaccount  Subaccount
                      ----------   ----------   ------------- ------------- ------------ ----------- ----------
REVENUE
Dividend income......   $  416       $  608        $  103        $   --       $ 4,515      $   53       $ 48
EXPENSES
Mortality and expense
 risk charges........      372          471           508           267         2,094         191          8
                        ------       ------        ------        ------       -------      ------       ----
Net investment
 income (loss).......       44          137          (405)         (267)        2,421        (138)        40
                        ------       ------        ------        ------       -------      ------       ----
NET REALIZED
 AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain
 (loss) on sale of
 investments.........    2,108          577         1,833          (425)        2,089        (698)        27
Change in unrealized
 appreciation
 (depreciation) of
 investments.........      978        3,569         6,360         3,684        14,523       1,443         39
                        ------       ------        ------        ------       -------      ------       ----
Net realized and
 unrealized gain
 (loss) on
 investments.........    3,086        4,146         8,193         3,259        16,612         745         66
                        ------       ------        ------        ------       -------      ------       ----
Net increase
 (decrease) in
 Contract Owners'
 Equity resulting
 from operations.....   $3,130       $4,283        $7,788        $2,992       $19,033      $  607       $106
                        ======       ======        ======        ======       =======      ======       ====




                        Fidelity Variable
                      Insurance Products Fund
                      ----------------------

                       Fidelity    Fidelity
                      VIP Asset      VIP
                       Manager    Contrafund
                      Subaccount  Subaccount
                      ----------  ----------
REVENUE
Dividend income......    $292      $   252
EXPENSES
Mortality and expense
 risk charges........     151        1,012
                         ----      -------
Net investment
 income (loss).......     141         (760)
                         ----      -------
NET REALIZED
 AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain
 (loss) on sale of
 investments.........      82        1,143
Change in unrealized
 appreciation
 (depreciation) of
 investments.........     228       10,363
                         ----      -------
Net realized and
 unrealized gain
 (loss) on
 investments.........     310       11,506
                         ----      -------
Net increase
 (decrease) in
 Contract Owners'
 Equity resulting
 from operations.....    $451      $10,746
                         ====      =======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                       Fidelity Variable Insurance
                              Products Fund                      Franklin Templeton Variable Insurance Products Trust
                   -----------------------------------  ---------------------------------------------------------------------
                                                         Franklin   Franklin   Franklin                   Franklin
                    Fidelity                              Rising   Small Cap  Strategic                     Zero      Mutual
                   VIP Equity Fidelity VIP Fidelity VIP Dividends    Value      Income      Franklin       Coupon   Discovery
                     Income      Growth     Index 500   Securities Securities Securities U.S. Government    2010    Securities
                   Subaccount  Subaccount   Subaccount  Subaccount Subaccount Subaccount   Subaccount    Subaccount Subaccount
                   ---------- ------------ ------------ ---------- ---------- ---------- --------------- ---------- ----------
REVENUE
Dividend
 income...........   $1,299      $  172      $ 1,509       $111       $  2       $ 99         $ 701        $ 598       $ 39
EXPENSES
Mortality and
 expense risk
 charges..........      878         830        1,559         82         18         40           165          148         52
                     ------      ------      -------       ----       ----       ----         -----        -----       ----
Net investment
 income (loss)....      421        (658)         (50)        29        (16)        59           536          450        (13)
                     ------      ------      -------       ----       ----       ----         -----        -----       ----
NET REALIZED
 AND
 UNREALIZED
 GAIN (LOSS)
 ON
 INVESTMENTS
Net realized gain
 (loss) on sale of
 investments......    1,570        (647)         (16)        59         28         53          (106)        (236)        39
Change in
 unrealized
 appreciation
 (depreciation) of
 investments......    4,332       2,130       10,852        623        350        141          (171)          99        760
                     ------      ------      -------       ----       ----       ----         -----        -----       ----
Net realized and
 unrealized gain
 (loss) on
 investments......    5,902       1,483       10,836        682        378        194          (277)        (137)       799
                     ------      ------      -------       ----       ----       ----         -----        -----       ----
Net increase
 (decrease) in
 Contract
 Owners' Equity
 resulting from
 operations.......   $6,323      $  825      $10,786       $711       $362       $253         $ 259        $ 313       $786
                     ======      ======      =======       ====       ====       ====         =====        =====       ====


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                              ING VP     ING VP
                       Franklin Templeton    Emerging   Natural
                       Variable Insurance    Markets   Resources
                         Products Trust     Fund, Inc.   Trust        J.P. Morgan Series Trust II        Janus Aspen Series
                      --------------------- ---------- ---------- ----------------------------------  -----------------------
                                 Templeton               ING VP
                        Mutual   Developing   ING VP    Natural     JPMorgan     JPMorgan   JPMorgan              Janus Aspen
                        Shares    Markets    Emerging  Resources  International   MidCap     Small    Janus Aspen   Capital
                      Securities Securities  Markets     Trust       Equity       Value     Company    Balanced   Appreciation
                      Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount   Subaccount
                      ---------- ---------- ---------- ---------- ------------- ---------- ---------- ----------- ------------
REVENUE
Dividend income......    $ 13       $ 44      $   61      $ 35       $  130       $   19     $   --     $2,785       $   4
EXPENSES
Mortality and expense
 risk charges........      22         35          95        53          327           75        139      1,675          22
                         ----       ----      ------      ----       ------       ------     ------     ------       -----
Net investment
 income (loss).......      (9)         9         (34)      (18)        (197)         (56)      (139)     1,110         (18)
                         ----       ----      ------      ----       ------       ------     ------     ------       -----
NET REALIZED
 AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain
 (loss) on sale of
 investments.........      73        107         522       279          853           96      1,249        613        (110)
Change in unrealized
 appreciation
 (depreciation) of
 investments.........     151        573         752       218        3,716        1,251      1,231      6,754         368
                         ----       ----      ------      ----       ------       ------     ------     ------       -----
Net realized and
 unrealized gain
 (loss) on
 investments.........     224        680       1,274       497        4,569        1,347      2,480      7,367         258
                         ----       ----      ------      ----       ------       ------     ------     ------       -----
Net increase
 (decrease) in
 Contract Owners'
 Equity resulting
 from operations.....    $215       $689      $1,240      $479       $4,372       $1,291     $2,341     $8,477       $ 240
                         ====       ====      ======      ====       ======       ======     ======     ======       =====

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                     Janus Aspen Series
                           -----------------------------------------------------------------------

                                                                                       Janus Aspen
                                       Janus Aspen Janus Aspen Janus Aspen Janus Aspen    Small
                           Janus Aspen Growth and    Mid Cap    Worldwide    Mid Cap     Company
                             Growth      Income      Growth      Growth       Value       Value
                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                           ----------- ----------- ----------- ----------- ----------- -----------
REVENUE
Dividend income...........   $   94        $--       $    --     $ 1,167      $ 26        $ 71
EXPENSES
Mortality and expense
 risk charges.............      937         --           790       1,566        16          17
                             ------        ---       -------     -------      ----        ----
Net investment income
 (loss)...................     (843)        --          (790)       (399)       10          54
                             ------        ---       -------     -------      ----        ----
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss)
 on sale of
 investments..............      755         --           583      (3,071)       57          57
Change in unrealized
 appreciation
 (depreciation) of
 investments..............    1,760         --        10,926       6,581       180         100
                             ------        ---       -------     -------      ----        ----
Net realized and
 unrealized gain (loss)
 on investments...........    2,515         --        11,509       3,510       237         157
                             ------        ---       -------     -------      ----        ----
Net increase (decrease) in
 Contract Owners'
 Equity resulting from
 operations                  $1,672        $--       $10,719     $ 3,111      $247        $211
                             ======        ===       =======     =======      ====        ====

                              One Group Investment Trust
                           --------------------------------
                                      One Group
                                      Investment One Group
                           One Group    Trust    Investment
                           Investment Government   Trust
                           Trust Bond    Bond     Balanced
                           Subaccount Subaccount Subaccount
                           ---------- ---------- ----------
REVENUE
Dividend income...........    $--        $--        $--
EXPENSES
Mortality and expense
 risk charges.............     --         --         --
                              ---        ---        ---
Net investment income
 (loss)...................     --         --         --
                              ---        ---        ---
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss)
 on sale of
 investments..............     --         --         --
Change in unrealized
 appreciation
 (depreciation) of
 investments..............     --         --         --
                              ---        ---        ---
Net realized and
 unrealized gain (loss)
 on investments...........     --         --         --
                              ---        ---        ---
Net increase (decrease) in
 Contract Owners'
 Equity resulting from
 operations                   $--        $--        $--
                              ===        ===        ===



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                             One Group Investment Trust                       Oppenheimer Variable Account Funds
                         ------------------------------------------------------------------  -----------------------------------
                         One Group  One Group   One Group  One Group   One Group  One Group
                         Investment Investment Investment  Investment Investment  Investment
                           Trust      Trust       Trust      Trust       Trust      Trust    Oppenheimer Oppenheimer  Oppenheimer
                         Large Cap    Equity   Diversified  Mid Cap   Diversified  Mid Cap   Aggressive    Capital      Global
                           Growth     Index      Equity      Growth     Mid Cap     Value      Growth    Appreciation Securities
                         Subaccount Subaccount Subaccount  Subaccount Subaccount  Subaccount Subaccount   Subaccount  Subaccount
                         ---------- ---------- ----------- ---------- ----------- ---------- ----------- ------------ -----------
REVENUE
Dividend income.........    $--        $--        $ --        $--         $--        $ --       $ --         $  6       $  130
EXPENSES
Mortality and expense
 risk charges...........     --         --          86         --          --          34          9           42          206
                            ---        ---        ----        ---         ---        ----       ----         ----       ------
Net investment income
 (loss).................     --         --         (86)        --          --         (34)        (9)         (36)         (76)
                            ---        ---        ----        ---         ---        ----       ----         ----       ------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss)
 on sale of
 investments............     --         --           5         --           1           9         19           48          146
Change in unrealized
 appreciation
 (depreciation) of
 investments............      2          3         838          3           3         460        133          184        3,188
                            ---        ---        ----        ---         ---        ----       ----         ----       ------
Net realized and
 unrealized gain (loss)
 on investments.........      2          3         843          3           4         469        152          232        3,334
                            ---        ---        ----        ---         ---        ----       ----         ----       ------
Net increase (decrease)
 in Contract Owners'
 Equity resulting from
 operations                 $ 2        $ 3        $757        $ 3         $ 4        $435       $143         $196       $3,258
                            ===        ===        ====        ===         ===        ====       ====         ====       ======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                        PIMCO Variable
                           Oppenheimer Variable Account Funds           Insurance Trust        Scudder Variable Series I
                     ----------------------------------------------- --------------------  ---------------------------------
                                             Oppenheimer Oppenheimer   PIMCO      PIMCO      Scudder                Scudder
                     Oppenheimer Oppenheimer Main Street  Strategic   Foreign      Low     21st Century  Scudder    Capital
                     High Income Main Street  Small Cap     Bond        Bond     Duration     Growth       Bond      Growth
                     Subaccount  Subaccount  Subaccount  Subaccount  Subaccount Subaccount  Subaccount  Subaccount Subaccount
                     ----------- ----------- ----------- ----------- ---------- ---------- ------------ ---------- ----------
REVENUE
Dividend income.....    $ 65        $ 15       $   --       $110         $9        $ 3       $    --       $318     $   275
EXPENSES
Mortality and
 expense risk
 charges............      21          34           86         83          3          3           386        109         721
                        ----        ----       ------       ----         --        ---       -------       ----     -------
Net investment
 income (loss)......      44         (19)         (86)        27          6         --          (386)       209        (446)
                        ----        ----       ------       ----         --        ---       -------       ----     -------
NET REALIZED
 AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain
 (loss) on sale of
 investments........      20          94          226         53          1          2        (1,134)       134      (3,868)
Change in unrealized
 appreciation
 (depreciation) of
 investments........      66         144        1,066        638          2         (1)        3,861        (44)      7,723
                        ----        ----       ------       ----         --        ---       -------       ----     -------
Net realized and
 unrealized gain
 (loss) on
 investments........      86         238        1,292        691          3          1         2,727         90       3,855
                        ----        ----       ------       ----         --        ---       -------       ----     -------
Net increase
 (decrease) in
 Contract Owners'
 Equity resulting
 from operations        $130        $219       $1,206       $718         $9        $ 1       $ 2,341       $299     $ 3,409
                        ====        ====       ======       ====         ==        ===       =======       ====     =======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                             Scudder Variable Series I
                             --------------------------------------------------------
                                         Scudder
                              Scudder     Growth    Scudder                  Scudder
                               Global      and       Health      Scudder      Money
                             Discovery    Income    Sciences  International   Market
                             Subaccount Subaccount Subaccount  Subaccount   Subaccount
                             ---------- ---------- ---------- ------------- ----------
REVENUE
Dividend income.............  $   271     $  369    $    --      $ 1,242       $ 1
EXPENSES
Mortality and expense risk
 charges....................    1,464        661      1,092        1,333         2
                              -------     ------    -------      -------       ---
Net investment income
 (loss).....................   (1,193)      (292)    (1,092)         (91)       (1)
                              -------     ------    -------      -------       ---
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on
 sale of investments........   (1,400)      (493)       893        4,290        --
Change in unrealized
 appreciation (depreciation)
 of investments.............   24,350      4,760      6,235        9,549        --
                              -------     ------    -------      -------       ---
Net realized and unrealized
 gain (loss) on
 investments................   22,950      4,267      7,128       13,839        --
                              -------     ------    -------      -------       ---
Net increase (decrease) in
 Contract Owners' Equity
 resulting from
 operations.................  $21,757     $3,975    $ 6,036      $13,748       $(1)
                              =======     ======    =======      =======       ===

                                     Scudder Variable Series II
                             ------------------------------------------

                              Scudder               Scudder    Scudder
                             Aggressive  Scudder     Fixed      Global
                               Growth   Blue Chip    Income   Blue Chip
                             Subaccount Subaccount Subaccount Subaccount
                             ---------- ---------- ---------- ----------
REVENUE
Dividend income.............   $   --    $   922    $ 5,025     $  393
EXPENSES
Mortality and expense risk
 charges....................      469      1,990      1,304        448
                               ------    -------    -------     ------
Net investment income
 (loss).....................     (469)    (1,068)     3,721        (55)
                               ------    -------    -------     ------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on
 sale of investments........      (98)    (2,047)       711        (36)
Change in unrealized
 appreciation (depreciation)
 of investments.............    1,209     22,986     (1,601)     4,126
                               ------    -------    -------     ------
Net realized and unrealized
 gain (loss) on
 investments................    1,111     20,939       (890)     4,090
                               ------    -------    -------     ------
Net increase (decrease) in
 Contract Owners' Equity
 resulting from
 operations.................   $  642    $19,871    $ 2,831     $4,035
                               ======    =======    =======     ======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                 Scudder Variable Series II
                            ----------------------------------------------------------------------------------------------------
                             Scudder
                            Government             Scudder      Scudder     Scudder    Scudder    Scudder    Scudder    Scudder
                             & Agency   Scudder      High    International Large Cap    Money    Small Cap  Strategic  Technology
                            Securities   Growth     Income   Select Equity   Value      Market     Growth     Income     Growth
                            Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                            ---------- ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
REVENUE
Dividend income............   $5,343    $   621    $16,644      $ 1,082     $ 2,368     $1,577    $    --     $1,256    $    --
EXPENSES
Mortality and expense risk
 charges...................    1,937      2,962      2,921        1,400       2,111      2,433      1,881        392      1,980
                              ------    -------    -------      -------     -------     ------    -------     ------    -------
Net investment income
 (loss)....................    3,406     (2,341)    13,723         (318)        257       (856)    (1,881)       864     (1,980)
                              ------    -------    -------      -------     -------     ------    -------     ------    -------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on
 sale of investments.......      561     (8,453)     3,860        3,771       1,476         --     (2,743)       332     (3,523)
Change in unrealized
 appreciation
 (depreciation) of
 investments...............     (682)    18,448      4,717       14,047      11,212         --     17,039        821      5,214
                              ------    -------    -------      -------     -------     ------    -------     ------    -------
Net realized and unrealized
 gain (loss) on
 investments...............     (121)     9,995      8,577       17,818      12,688         --     14,296      1,153      1,691
                              ------    -------    -------      -------     -------     ------    -------     ------    -------
Net increase (decrease) in
 Contract Owners' Equity
 resulting from
 operations................   $3,285    $ 7,654    $22,300      $17,500     $12,945     $ (856)   $12,415     $2,017    $  (289)
                              ======    =======    =======      =======     =======     ======    =======     ======    =======



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                     Scudder Variable Series II
                                 ---------------------------------------------------------------------------------------
                                                                     SVS
                                                          SVS       Dreman      SVS     SVS Eagle
                                  Scudder   SVS Davis    Dreman      High      Dreman    Focused   SVS Focus
                                   Total     Venture   Financial    Return   Small Cap  Large Cap   Value +      SVS
                                   Return     Value     Services    Equity     Value      Growth     Growth   Index 500
                                 Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                                 ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
REVENUE
Dividend income.................  $ 7,090    $   739     $1,158    $ 7,358    $ 2,182    $    --    $   438    $ 2,045
EXPENSES
Mortality and expense risk
 charges........................    5,587      2,476      1,045      6,263      3,468        812        713      2,865
                                  -------    -------     ------    -------    -------    -------    -------    -------
Net investment income
 (loss).........................    1,503     (1,737)       113      1,095     (1,286)      (812)      (275)      (820)
                                  -------    -------     ------    -------    -------    -------    -------    -------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale
 of investments.................   (7,269)     1,293      1,094      1,577      6,749     (1,276)    (1,642)       960
Change in unrealized
 appreciation (depreciation)
 of investments.................   27,816     18,537      6,346     52,353     51,759      2,185      6,876     17,945
                                  -------    -------     ------    -------    -------    -------    -------    -------
Net realized and unrealized
 gain (loss) on investments.....   20,547     19,830      7,440     53,930     58,508        909      5,234     18,905
                                  -------    -------     ------    -------    -------    -------    -------    -------
Net increase (decrease) in
 Contract Owners' Equity
 resulting from operations......  $22,050    $18,093     $7,553    $55,025    $57,222    $    97    $ 4,959    $18,085
                                  =======    =======     ======    =======    =======    =======    =======    =======

                                 ----------

                                    SVS
                                  INVESCO
                                  Dynamic
                                   Growth
                                 Subaccount
                                 ----------
REVENUE
Dividend income.................   $   --
EXPENSES
Mortality and expense risk
 charges........................      366
                                   ------
Net investment income
 (loss).........................     (366)
                                   ------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale
 of investments.................      258
Change in unrealized
 appreciation (depreciation)
 of investments.................    2,680
                                   ------
Net realized and unrealized
 gain (loss) on investments.....    2,938
                                   ------
Net increase (decrease) in
 Contract Owners' Equity
 resulting from operations......   $2,572
                                   ======


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                                                                Scudder
                                                                                                              Investments
                                                                   Scudder Variable Series II                  VIT Funds
                                                    --------------------------------------------------------  -----------
                                                    SVS Janus
                                                      Growth     SVS Janus    SVS MFS    SVS Oak   SVS Turner   Scudder
                                                       and        Growth     Strategic  Strategic   Mid-Cap   Real Estate
                                                      Income   Opportunities   Value      Equity     Growth   Securities
                                                    Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount
                                                    ---------- ------------- ---------- ---------- ---------- -----------
REVENUE
Dividend income....................................  $    --      $    --       $ 1      $    --    $    --       $--
EXPENSES
Mortality and expense risk charges.................    1,714        1,224         1          809      1,219        --
                                                     -------      -------       ---      -------    -------       ---
Net investment income (loss).......................   (1,714)      (1,224)       --         (809)    (1,219)       --
                                                     -------      -------       ---      -------    -------       ---
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on sale of investments....   (1,795)      (6,281)       --       (2,201)     1,355         1
Change in unrealized appreciation (depreciation) of
 investments.......................................   15,184       16,610         5        2,313      7,676        --
                                                     -------      -------       ---      -------    -------       ---
Net realized and unrealized gain (loss) on
 investments.......................................   13,389       10,329         5          112      9,031         1
                                                     -------      -------       ---      -------    -------       ---
Net increase (decrease) in Contract Owners' Equity
 resulting from operations.........................  $11,675      $ 9,105       $ 5      $  (697)   $ 7,812       $ 1
                                                     =======      =======       ===      =======    =======       ===


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                     For the year ended December 31, 2004
                                (in thousands)

                                  AIM Variable Insurance Funds/(a)/                                   The Alger American Fund
                     ----------------------------------------------------------      -------------------------------------------
                        AIM V.I.                                                                             Alger      Alger
                       Financial        AIM V.I.                                       Alger      Alger     American   American
                        Services         Health         AIM V.I.        AIM V.I.      American   American  Leveraged    MidCap
                          Fund          Sciences      Real Estate      Utilities      Balanced    Growth     AllCap     Growth
                     Subaccount/(b)/ Subaccount/(c)/ Subaccount/(d)/ Subaccount/(e)/ Subaccount Subaccount Subaccount Subaccount
                     --------------  --------------  --------------  --------------  ---------- ---------- ---------- ----------
OPERATIONS
Net investment
 income (loss)......     $   (2)         $  (31)         $  146         $   125       $    111   $  (314)   $  (982)   $  (375)
Net realized gain
 (loss) on sale of
 investments........         29              56             206             324           (409)     (116)    (5,752)       541
Change in unrealized
 appreciation
 (depreciation) of
 investments........         53             158           1,326           2,814          3,867     1,274     10,771      2,633
                         ------          ------          ------         -------       --------   -------    -------    -------
Net increase
 (decrease) in
 contract owners'
 equity resulting
 from operations....         80             183           1,678           3,263          3,569       844      4,037      2,799
                         ------          ------          ------         -------       --------   -------    -------    -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales..............         92             728             804             856          4,094     2,726      3,428      4,230
Net transfer (to)
 from affiliate and
 subaccounts........        779           1,623           5,788           4,464          3,075    (1,749)    (3,576)     1,512
Payments for
 redemptions........        (44)           (114)           (259)         (1,110)        (6,201)   (2,349)    (3,057)    (1,986)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees
 and other fees.....         --              (1)             (3)            (39)          (293)      (21)      (194)       (15)
Annuity payout
 reserve
 adjustment.........         --              --              25               9            (34)        6         --         --
                         ------          ------          ------         -------       --------   -------    -------    -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions....        827           2,236           6,355           4,180            641    (1,387)    (3,399)     3,741
                         ------          ------          ------         -------       --------   -------    -------    -------
Total increase
 (decrease) in
 contract owners'
 equity.............        907           2,419           8,033           7,443          4,210      (543)       638      6,540
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period.............        511           1,058           1,288          12,532        110,755    23,931     70,229     23,629
                         ------          ------          ------         -------       --------   -------    -------    -------
End of period.......     $1,418          $3,477          $9,321         $19,975       $114,965   $23,388    $70,867    $30,169
                         ======          ======          ======         =======       ========   =======    =======    =======

                     --------------
                         Alger
                        American
                         Small
                     Capitalization
                       Subaccount
                     --------------
OPERATIONS
Net investment
 income (loss)......    $   (93)
Net realized gain
 (loss) on sale of
 investments........        683
Change in unrealized
 appreciation
 (depreciation) of
 investments........        167
                        -------
Net increase
 (decrease) in
 contract owners'
 equity resulting
 from operations....        757
                        -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales..............        729
Net transfer (to)
 from affiliate and
 subaccounts........     (1,552)
Payments for
 redemptions........       (782)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees
 and other fees.....         (6)
Annuity payout
 reserve
 adjustment.........         (1)
                        -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions....     (1,612)
                        -------
Total increase
 (decrease) in
 contract owners'
 equity.............       (855)
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period.............      6,880
                        -------
End of period.......    $ 6,025
                        =======

--------
/(a)/Effective October 15, 2004, fund name was changed from INVESCO Variable
    Investment Funds, Inc.

/(b)/Effective October 15, 2004, name was changed from INVESCO VIF-Financial
    Services Subaccount.

/(c)/Effective October 15, 2004, name was changed from INVESCO VIF-Health
    Sciences Subaccount.

/(d)/Effective October 15, 2004, name was changed from INVESCO VIF-Real Estate
    Opportunity Subaccount.

/(e)/Effective October 15, 2004, name was changed from INVESCO VIF-Utilities
    Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                                                The Dreyfus
                                                                                                 Socially    Dreyfus
                                                                                     Dreyfus    Responsible  Variable
                               American Century                                     Investment    Growth    Investment
                             Variable Portfolios, Inc.     Credit Suisse Trust      Portfolios  Fund, Inc.     Fund
                             ------------------------  --------------------------  ------------ ----------- ----------
                              American                 Credit Suisse Credit Suisse                Dreyfus    Dreyfus
                              Century      American        Trust     Trust Global  Dreyfus I.P.  Socially   VIF Small
                             VP Income     Century       Emerging    Post-Venture     MidCap    Responsible  Company
                              & Growth     VP Value       Markets       Capital       Stock       Growth      Stock
                             Subaccount   Subaccount    Subaccount    Subaccount    Subaccount  Subaccount  Subaccount
                             ----------   ----------   ------------- ------------- ------------ ----------- ----------
OPERATIONS
Net investment income
 (loss).....................  $    44      $   137        $  (405)      $  (267)     $  2,421     $  (138)     $ 40
Net realized gain (loss) on
 sale of investments........    2,108          577          1,833          (425)        2,089        (698)       27
Change in unrealized
 appreciation
 (depreciation) of
 investments................      978        3,569          6,360         3,684        14,523       1,443        39
                              -------      -------        -------       -------      --------     -------      ----
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from operations.........    3,130        4,283          7,788         2,992        19,033         607       106
                              -------      -------        -------       -------      --------     -------      ----
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.........    3,458        3,964          1,948           766         5,880       1,177       117
Net transfer (to) from
 affiliate and
 subaccounts................   (2,711)         563          6,759           608         6,139      (1,136)      450
Payments for
 redemptions................   (1,991)      (3,246)        (1,442)         (511)       (6,362)     (1,234)      (71)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees.................      (91)         (21)           (95)          (51)         (397)        (33)       --
Annuity payout reserve
 adjustment.................       (4)           5             --            --            21          --        --
                              -------      -------        -------       -------      --------     -------      ----
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions............   (1,339)       1,265          7,170           812         5,281      (1,226)      496
                              -------      -------        -------       -------      --------     -------      ----
Total increase (decrease) in
 contract owners'
 equity.....................    1,791        5,548         14,958         3,804        24,314        (619)      602
CONTRACT OWNERS'
 EQUITY
Beginning of period.........   27,249       32,626         31,302        17,881       144,649      14,313       272
                              -------      -------        -------       -------      --------     -------      ----
End of period...............  $29,040      $38,174        $46,260       $21,685      $168,963     $13,694      $874
                              =======      =======        =======       =======      ========     =======      ====


                               Fidelity Variable
                              Insurance Products
                                     Fund
                             --------------------

                              Fidelity   Fidelity
                             VIP Asset     VIP
                              Manager   Contrafund
                             Subaccount Subaccount
                             ---------- ----------
OPERATIONS
Net investment income
 (loss).....................  $   141    $  (760)
Net realized gain (loss) on
 sale of investments........       82      1,143
Change in unrealized
 appreciation
 (depreciation) of
 investments................      228     10,363
                              -------    -------
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from operations.........      451     10,746
                              -------    -------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.........    1,233      6,013
Net transfer (to) from
 affiliate and
 subaccounts................    1,594      9,377
Payments for
 redemptions................   (1,376)    (8,348)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees.................       (9)       (47)
Annuity payout reserve
 adjustment.................       (9)        (7)
                              -------    -------
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions............    1,433      6,988
                              -------    -------
Total increase (decrease) in
 contract owners'
 equity.....................    1,884     17,734
CONTRACT OWNERS'
 EQUITY
Beginning of period.........    9,958     72,057
                              -------    -------
End of period...............  $11,842    $89,791
                              =======    =======



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                           Fidelity Variable Insurance
                                  Products Fund                    Franklin Templeton Variable Insurance Products Trust
                         -------------------------------  ---------------------------------------------------------------------
                                                           Franklin   Franklin   Franklin                   Franklin
                          Fidelity   Fidelity   Fidelity    Rising   Small Cap  Strategic                     Zero      Mutual
                         VIP Equity    VIP     VIP Index  Dividends    Value      Income      Franklin       Coupon   Discovery
                           Income     Growth      500     Securities Securities Securities U.S. Government    2010    Securities
                         Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount   Subaccount    Subaccount Subaccount
                         ---------- ---------- ---------- ---------- ---------- ---------- --------------- ---------- ----------
OPERATIONS
Net investment
 income (loss)..........  $   421    $  (658)   $    (50)   $   29     $  (16)    $   59       $   536      $   450     $  (13)
Net realized gain (loss)
 on sale of
 investments............    1,570       (647)        (16)       59         28         53          (106)        (236)        39
Change in unrealized
 appreciation
 (depreciation) of
 investments............    4,332      2,130      10,852       623        350        141          (171)          99        760
                          -------    -------    --------    ------     ------     ------       -------      -------     ------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations..........    6,323        825      10,786       711        362        253           259          313        786
                          -------    -------    --------    ------     ------     ------       -------      -------     ------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.....    5,688      5,018      10,174     1,305        232        441         2,117        2,152        720
Net transfer (to) from
 affiliate and
 subaccounts............   (3,065)    (5,529)      6,124     5,203      2,037      2,078           324          109      4,672
Payments for
 redemptions............   (7,826)    (6,781)    (13,362)     (345)       (48)      (215)         (835)      (1,463)      (227)
Guaranteed retirement
 income benefit fees,
 maintenance fees
 and other fees.........      (79)       (55)       (127)       (3)        (1)        (1)          (65)         (55)        (2)
Annuity payout
 reserve
 adjustment.............       --         (2)          1        18         --         --            --           --         --
                          -------    -------    --------    ------     ------     ------       -------      -------     ------
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions........   (5,282)    (7,349)      2,810     6,178      2,220      2,303         1,541          743      5,163
                          -------    -------    --------    ------     ------     ------       -------      -------     ------
Total increase
 (decrease) in
 contract owners'
 equity.................    1,041     (6,524)     13,596     6,889      2,582      2,556         1,800        1,056      5,949
CONTRACT
 OWNERS'
 EQUITY
Beginning of period.....   66,628     65,681     115,587     2,783        376      1,571        11,628       10,535      1,447
                          -------    -------    --------    ------     ------     ------       -------      -------     ------
End of period...........  $67,669    $59,157    $129,183    $9,672     $2,958     $4,127       $13,428      $11,591     $7,396
                          =======    =======    ========    ======     ======     ======       =======      =======     ======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                     ING VP     ING VP
                              Franklin Templeton    Emerging   Natural
                              Variable Insurance    Markets   Resources
                                Products Trust     Fund, Inc.   Trust        J.P. Morgan Series Trust II
                             --------------------  ---------- ---------- -----------------------------------
                                        Templeton               ING VP
                               Mutual   Developing   ING VP    Natural      JPMorgan      JPMorgan   JPMorgan
                               Shares    Markets    Emerging  Resources  International     MidCap     Small
                             Securities Securities  Markets     Trust        Equity        Value     Company
                             Subaccount Subaccount Subaccount Subaccount Subaccount/(f)/ Subaccount Subaccount
                             ---------- ---------- ---------- ---------- --------------  ---------- ----------
OPERATIONS
Net investment income
 (loss).....................   $   (9)    $    9    $   (34)    $  (18)     $  (197)      $   (56)   $  (139)
Net realized gain (loss) on
 sale of investments........       73        107        522        279          853            96      1,249
Change in unrealized
 appreciation
 (depreciation) of
 investments................      151        573        752        218        3,716         1,251      1,231
                               ------     ------    -------     ------      -------       -------    -------
   Net increase (decrease)
    in contract owners'
    equity resulting
    from operations.........      215        689      1,240        479        4,372         1,291      2,341
                               ------     ------    -------     ------      -------       -------    -------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.........      388        399        515        509        3,346           876      1,365
Net transfer (to) from
 affiliate and
 subaccounts................    1,220      2,393       (155)       528        5,991         9,378     (1,118)
Payments for
 redemptions................     (172)      (210)    (1,160)      (371)      (1,647)         (389)      (908)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees.................       (1)        (1)        (4)        (3)        (126)          (21)       (12)
Annuity payout reserve
 adjustment.................       --         --          1          1           --            --         --
                               ------     ------    -------     ------      -------       -------    -------
   Net increase (decrease)
    from contract
    owners' equity
    transactions............    1,435      2,581       (803)       664        7,564         9,844       (673)
                               ------     ------    -------     ------      -------       -------    -------
Total increase (decrease) in
 contract owners'
 equity.....................    1,650      3,270        437      1,143       11,936        11,135      1,668
CONTRACT OWNERS'
 EQUITY
Beginning of period.........      911      1,177      7,287      3,684       18,835         1,322      9,961
                               ------     ------    -------     ------      -------       -------    -------
End of period...............   $2,561     $4,447    $ 7,724     $4,827      $30,771       $12,457    $11,629
                               ======     ======    =======     ======      =======       =======    =======



                                Janus Aspen Series
                             -----------------------

                                         Janus Aspen
                             Janus Aspen   Capital
                              Balanced   Appreciation
                             Subaccount   Subaccount
                             ----------- ------------
OPERATIONS
Net investment income
 (loss).....................  $  1,110      $  (18)
Net realized gain (loss) on
 sale of investments........       613        (110)
Change in unrealized
 appreciation
 (depreciation) of
 investments................     6,754         368
                              --------      ------
   Net increase (decrease)
    in contract owners'
    equity resulting
    from operations.........     8,477         240
                              --------      ------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.........     8,170          23
Net transfer (to) from
 affiliate and
 subaccounts................   (15,958)        (88)
Payments for
 redemptions................   (16,509)       (121)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees.................       (82)         (4)
Annuity payout reserve
 adjustment.................       (17)         --
                              --------      ------
   Net increase (decrease)
    from contract
    owners' equity
    transactions............   (24,396)       (190)
                              --------      ------
Total increase (decrease) in
 contract owners'
 equity.....................   (15,919)         50
CONTRACT OWNERS'
 EQUITY
Beginning of period.........   139,284       1,562
                              --------      ------
End of period...............  $123,365      $1,612
                              ========      ======

--------
/(f)/Formerly named JPMorgan International Opportunities Subaccount.



                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                      Janus Aspen Series
                       -------------------------------------------------------------------------------

                                                                                            Janus Aspen
                                    Janus Aspen    Janus Aspen Janus Aspen  Janus Aspen        Small
                       Janus Aspen   Growth and      Mid Cap    Worldwide     Mid Cap         Company
                         Growth        Income        Growth      Growth        Value           Value
                       Subaccount  Subaccount/(g)/ Subaccount  Subaccount  Subaccount/(h)/ Subaccount/(i)/
                       ----------- --------------  ----------- ----------- --------------  --------------
OPERATIONS
Net investment
 income (loss)........  $   (843)       $--          $  (790)   $   (399)      $   10          $   54
Net realized gain
 (loss) on sale of
 investments..........       755         --              583      (3,071)          57              57
Change in unrealized
 appreciation
 (depreciation) of
 investments..........     1,760         --           10,926       6,581          180             100
                        --------        ---          -------    --------       ------          ------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........     1,672         --           10,719       3,111          247             211
                        --------        ---          -------    --------       ------          ------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales...     4,990         --            4,397       7,802          211             212
Net transfer (to) from
 affiliate and
 subaccounts..........   (19,360)        --           (6,246)    (21,114)       1,663             494
Payments for
 redemptions..........    (8,734)        --           (6,791)    (15,308)        (112)           (128)
Guaranteed retirement
 income benefit fees,
 maintenance fees
 and other fees.......       (80)        --              (72)        (99)          (1)             (3)
Annuity payout
 reserve adjustment...        15         --               (2)          1           --              --
                        --------        ---          -------    --------       ------          ------
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions......   (23,169)        --           (8,714)    (28,718)       1,761             575
                        --------        ---          -------    --------       ------          ------
Total increase
 (decrease) in
 contract owners'
 equity...............   (21,497)        --            2,005     (25,607)       2,008             786
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............    84,379         --           62,097     136,089          395             916
                        --------        ---          -------    --------       ------          ------
End of period.........  $ 62,882        $--          $64,102    $110,482       $2,403          $1,702
                        ========        ===          =======    ========       ======          ======

                                One Group Investment Trust
                       --------------------------------------------
                                         One Group
                                         Investment      One Group
                         One Group         Trust         Investment
                         Investment      Government        Trust
                         Trust Bond         Bond          Balanced
                       Subaccount/(j)/ Subaccount/(k)/ Subaccount/(l)/
                       --------------  --------------  --------------
OPERATIONS
Net investment
 income (loss)........      $--             $--             $--
Net realized gain
 (loss) on sale of
 investments..........       --              --              --
Change in unrealized
 appreciation
 (depreciation) of
 investments..........       --              --              --
                            ---             ---             ---
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........       --              --              --
                            ---             ---             ---
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales...        1              --              --
Net transfer (to) from
 affiliate and
 subaccounts..........        1              --               3
Payments for
 redemptions..........       --              --              --
Guaranteed retirement
 income benefit fees,
 maintenance fees
 and other fees.......       --              --              --
Annuity payout
 reserve adjustment...       --              --              --
                            ---             ---             ---
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions......        2              --               3
                            ---             ---             ---
Total increase
 (decrease) in
 contract owners'
 equity...............        2              --               3
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............       --              --              --
                            ---             ---             ---
End of period.........      $ 2             $--             $ 3
                            ===             ===             ===

--------
/(g)/Cessation of operations as of March 7, 2003, Janus Aspen Growth and Income
     Subaccount
/(h)/Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount. /(i)/Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.
/(j)/For the period (commencement of operations): July 19, 2004--December 31,
     2004 One Group Investment Trust Bond Subaccount.
/(k)/One Group Investment Trust Government Bond Subaccount option added in
     2004. As of December 31, 2004, no contributions have been made to this subaccount.
/(l)/For the period (commencement of operations): August 11, 2004--December 31,
     2004 One Group Investment Trust Balanced Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                         One Group Investment Trust
                          ----------------------------------------------------------------------------------------
                            One Group                       One Group       One Group       One Group       One Group
                            Investment      One Group       Investment      Investment      Investment      Investment
                              Trust         Investment        Trust           Trust           Trust           Trust
                            Large Cap      Trust Equity    Diversified       Mid Cap       Diversified       Mid Cap
                              Growth          Index           Equity          Growth         Mid Cap          Value
                          Subaccount/(m)/ Subaccount/(n)/ Subaccount/(o)/ Subaccount/(p)/ Subaccount/(q)/ Subaccount/(r)/
                          --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
Net investment income
 (loss)..................      $--             $--           $   (86)          $--             $--            $  (34)
Net realized gain (loss)
 on sale of
 investments.............       --              --                 5            --               1                 9
Change in unrealized
 appreciation
 (depreciation) of
 investments.............        2               3               838             3               3               460
                               ---             ---           -------           ---             ---            ------
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from
    operations...........        2               3               757             3               4               435
                               ---             ---           -------           ---             ---            ------
CONTRACT
 OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales......       --              --               676             1               1               264
Net transfer (to) from
 affiliate and
 subaccounts.............       26              27            13,656            34              39             5,279
Payments for
 redemptions.............       --              --              (558)           (1)             --              (215)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees..............       --              --               (54)           --              --               (22)
Annuity payout reserve
 adjustment..............       --              --                --            --              --                --
                               ---             ---           -------           ---             ---            ------
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions.........       26              27            13,720            34              40             5,306
                               ---             ---           -------           ---             ---            ------
Total increase (decrease)
 in contract owners'
 equity..................       28              30            14,477            37              44             5,741
CONTRACT
 OWNERS' EQUITY
Beginning of period......       --              --                --            --              --                --
                               ---             ---           -------           ---             ---            ------
End of period............      $28             $30           $14,477           $37             $44            $5,741
                               ===             ===           =======           ===             ===            ======

                           Oppenheimer Variable Account Funds
                          -----------------------------------


                          Oppenheimer Oppenheimer  Oppenheimer
                          Aggressive    Capital      Global
                            Growth    Appreciation Securities
                          Subaccount   Subaccount  Subaccount
                          ----------- ------------ -----------
OPERATIONS
Net investment income
 (loss)..................   $   (9)      $  (36)     $   (76)
Net realized gain (loss)
 on sale of
 investments.............       19           48          146
Change in unrealized
 appreciation
 (depreciation) of
 investments.............      133          184        3,188
                            ------       ------      -------
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from
    operations...........      143          196        3,258
                            ------       ------      -------
CONTRACT
 OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales......       78          675        1,998
Net transfer (to) from
 affiliate and
 subaccounts.............      681        2,116       12,748
Payments for
 redemptions.............      (62)        (200)        (645)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees..............       (1)          (2)          (6)
Annuity payout reserve
 adjustment..............       --           --           --
                            ------       ------      -------
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions.........      696        2,589       14,095
                            ------       ------      -------
Total increase (decrease)
 in contract owners'
 equity..................      839        2,785       17,353
CONTRACT
 OWNERS' EQUITY
Beginning of period......      292        1,571        7,318
                            ------       ------      -------
End of period............   $1,131       $4,356      $24,671
                            ======       ======      =======

--------
/(m)/For the period (commencement of operations): October 1, 2004--December 31,
     2004 One Group Investment Trust Large Cap Growth Subaccount.
/(n)/For the period (commencement of operations): July 26, 2004--December 31,
     2004 One Group Investment Trust Equity Index Subaccount.
/(o)/For the period (commencement of operations): June 30, 2004--December 31,
     2004 One Group Investment Trust Diversified Equity Subaccount.
/(p)/For the period (commencement of operations): June 25, 2004--December 31,
     2004 One Group Investment Trust Mid Cap Growth Subaccount.
/(q)/For the period (commencement of operations): May 27, 2004--December 31,
     2004 One Group Investment Trust Diversified Mid Cap Growth Subaccount. /(r)/For the period (commencement of operations): May 18, 2004--December 31,
     2004 One Group Investment Trust Mid Cap Value Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                          PIMCO Variable
                             Oppenheimer Variable Account Funds           Insurance Trust        Scudder Variable Series I
                       ----------------------------------------------  --------------------  ---------------------------------
                                               Oppenheimer Oppenheimer   PIMCO      PIMCO    Scudder 21st             Scudder
                       Oppenheimer Oppenheimer Main Street  Strategic   Foreign      Low       Century     Scudder    Capital
                       High Income Main Street  Small Cap     Bond        Bond     Duration     Growth       Bond      Growth
                       Subaccount  Subaccount  Subaccount  Subaccount  Subaccount Subaccount  Subaccount  Subaccount Subaccount
                       ----------- ----------- ----------- ----------- ---------- ---------- ------------ ---------- ----------
OPERATIONS
Net investment
 income (loss)........   $   44      $  (19)     $  (86)     $    27      $  6       $ --      $  (386)    $   209    $  (446)
Net realized gain
 (loss) on sale of
 investments..........       20          94         226           53         1          2       (1,134)        134     (3,868)
Change in unrealized
 appreciation
 (depreciation) of
 investments..........       66         144       1,066          638         2         (1)       3,861         (44)     7,723
                         ------      ------      ------      -------      ----       ----      -------     -------    -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........      130         219       1,206          718         9          1        2,341         299      3,409
                         ------      ------      ------      -------      ----       ----      -------     -------    -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................      399         582       1,446          779         2         --        1,390         909      1,883
Net transfer (to) from
 affiliate and
 subaccounts..........    1,471       1,116       3,554        8,604        16         13       (1,765)       (985)     4,053
Payments for
 redemptions..........     (132)       (173)       (535)        (534)      (10)       (24)        (986)     (1,479)    (2,588)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees
 and other fees.......       (1)         (2)        (15)         (30)       (1)        --          (74)         (6)      (135)
Annuity payout
 reserve
 adjustment...........       --          --          --           --        --         --           --          --         --
                         ------      ------      ------      -------      ----       ----      -------     -------    -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions......    1,737       1,523       4,450        8,819         7        (11)      (1,435)     (1,561)     3,213
                         ------      ------      ------      -------      ----       ----      -------     -------    -------
Total increase
 (decrease) in
 contract owners'
 equity...............    1,867       1,742       5,656        9,537        16        (10)         906      (1,262)     6,622
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............      785       1,435       3,309        1,370       220        214       28,050       8,499     49,512
                         ------      ------      ------      -------      ----       ----      -------     -------    -------
End of period.........   $2,652      $3,177      $8,965      $10,907      $236       $204      $28,956     $ 7,237    $56,134
                         ======      ======      ======      =======      ====       ====      =======     =======    =======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                             Scudder Variable Series I
                             --------------------------------------------------------
                                         Scudder
                              Scudder     Growth    Scudder                  Scudder
                               Global      and       Health      Scudder      Money
                             Discovery    Income    Sciences  International   Market
                             Subaccount Subaccount Subaccount  Subaccount   Subaccount
                             ---------- ---------- ---------- ------------- ----------
OPERATIONS
Net investment income
 (loss).....................  $ (1,193)  $  (292)   $(1,092)    $    (91)      $ (1)
Net realized gain (loss) on
 sale of investments........    (1,400)     (493)       893        4,290         --
Change in unrealized
 appreciation (depreciation)
 of investments.............    24,350     4,760      6,235        9,549         --
                              --------   -------    -------     --------       ----
   Net increase (decrease)
    in contract owners'
    equity resulting from
    operations..............    21,757     3,975      6,036       13,748         (1)
                              --------   -------    -------     --------       ----
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.........     4,133     1,198      5,314        4,244         14
Net transfer (to) from
 affiliate and
 subaccounts................     7,144       776        410          245          9
Payments for redemptions....    (4,303)   (2,935)    (2,992)      (3,995)        (6)
Guaranteed retirement
 income benefit fees,
 maintenance fees and other
 fees.......................      (283)     (121)      (212)        (234)        --
Annuity payout reserve
 adjustment.................         1         2          2            4         --
                              --------   -------    -------     --------       ----
   Net increase (decrease)
    from contract owners'
    equity transactions.....     6,692    (1,080)     2,522          264         17
                              --------   -------    -------     --------       ----
Total increase (decrease) in
 contract owners' equity....    28,449     2,895      8,558       14,012         16
CONTRACT OWNERS'
 EQUITY
Beginning of period.........    98,017    46,914     74,488       92,299        133
                              --------   -------    -------     --------       ----
End of period...............  $126,466   $49,809    $83,046     $106,311       $149
                              ========   =======    =======     ========       ====

                                     Scudder Variable Series II
                             ------------------------------------------

                              Scudder               Scudder    Scudder
                             Aggressive  Scudder     Fixed      Global
                               Growth   Blue Chip    Income   Blue Chip
                             Subaccount Subaccount Subaccount Subaccount
                             ---------- ---------- ---------- ----------
OPERATIONS
Net investment income
 (loss).....................  $  (469)   $ (1,068)  $ 3,721    $   (55)
Net realized gain (loss) on
 sale of investments........      (98)     (2,047)      711        (36)
Change in unrealized
 appreciation (depreciation)
 of investments.............    1,209      22,986    (1,601)     4,126
                              -------    --------   -------    -------
   Net increase (decrease)
    in contract owners'
    equity resulting from
    operations..............      642      19,871     2,831      4,035
                              -------    --------   -------    -------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.........    1,183       2,638     2,355      1,181
Net transfer (to) from
 affiliate and
 subaccounts................   (2,048)      8,147    (2,523)     1,135
Payments for redemptions....   (1,130)     (8,762)   (8,417)    (1,223)
Guaranteed retirement
 income benefit fees,
 maintenance fees and other
 fees.......................      (92)       (365)     (206)       (84)
Annuity payout reserve
 adjustment.................       --           3         3         --
                              -------    --------   -------    -------
   Net increase (decrease)
    from contract owners'
    equity transactions.....   (2,087)      1,661    (8,788)     1,009
                              -------    --------   -------    -------
Total increase (decrease) in
 contract owners' equity....   (1,445)     21,532    (5,957)     5,044
CONTRACT OWNERS'
 EQUITY
Beginning of period.........   35,503     137,127    98,747     30,965
                              -------    --------   -------    -------
End of period...............  $34,058    $158,659   $92,790    $36,009
                              =======    ========   =======    =======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                     Scudder Variable Series II
                            ----------------------------------------------------------------------------------------------------
                               Scudder
                              Government                Scudder      Scudder       Scudder       Scudder    Scudder    Scudder
                               & Agency      Scudder      High    International   Large Cap       Money    Small Cap  Strategic
                              Securities      Growth     Income   Select Equity     Value         Market     Growth     Income
                            Subaccount/(s)/ Subaccount Subaccount  Subaccount   Subaccount/(t)/ Subaccount Subaccount Subaccount
                            --------------  ---------- ---------- ------------- --------------  ---------- ---------- ----------
OPERATIONS
Net investment income
 (loss)....................    $  3,406      $ (2,341)  $ 13,723    $   (318)      $    257      $   (856)  $ (1,881)  $   864
Net realized gain (loss) on
 sale of investments.......         561        (8,453)     3,860       3,771          1,476            --     (2,743)      332
Change in unrealized
 appreciation
 (depreciation) of
 investments...............        (682)       18,448      4,717      14,047         11,212            --     17,039       821
                               --------      --------   --------    --------       --------      --------   --------   -------
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from operations........       3,285         7,654     22,300      17,500         12,945          (856)    12,415     2,017
                               --------      --------   --------    --------       --------      --------   --------   -------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales........       4,437         5,741      5,533       4,166          5,591        16,184      6,939       582
Net transfer (to) from
 affiliate and
 subaccounts...............     (19,580)      (10,656)   (11,456)     15,522          8,442       (24,295)    (4,702)    1,694
Payments for
 redemptions...............     (16,532)      (25,275)   (21,423)     (8,070)       (12,149)      (37,103)   (11,068)   (1,574)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees................        (250)         (336)      (324)       (180)          (307)         (371)      (260)      (71)
Annuity payout reserve
 adjustment................          85            (4)       (31)        (25)          (119)          246         (1)        2
                               --------      --------   --------    --------       --------      --------   --------   -------
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions...........     (31,840)      (30,530)   (27,701)     11,413          1,458       (45,339)    (9,092)      633
                               --------      --------   --------    --------       --------      --------   --------   -------
Total increase (decrease)
 in contract owners'
 equity....................     (28,555)      (22,876)    (5,401)     28,913         14,403       (46,195)     3,323     2,650
CONTRACT OWNERS'
 EQUITY
Beginning of period........     163,000       239,685    235,030      96,753        149,054       181,973    141,216    28,082
                               --------      --------   --------    --------       --------      --------   --------   -------
End of period..............    $134,445      $216,809   $229,629    $125,666       $163,457      $135,778   $144,539   $30,732
                               ========      ========   ========    ========       ========      ========   ========   =======

                            --------

                             Scudder
                            Technology
                              Growth
                            Subaccount
                            ----------
OPERATIONS
Net investment income
 (loss)....................  $ (1,980)
Net realized gain (loss) on
 sale of investments.......    (3,523)
Change in unrealized
 appreciation
 (depreciation) of
 investments...............     5,214
                             --------
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from operations........      (289)
                             --------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales........     7,735
Net transfer (to) from
 affiliate and
 subaccounts...............    (9,099)
Payments for
 redemptions...............    (6,716)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees................      (378)
Annuity payout reserve
 adjustment................         2
                             --------
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions...........    (8,456)
                             --------
Total increase (decrease)
 in contract owners'
 equity....................    (8,745)
CONTRACT OWNERS'
 EQUITY
Beginning of period........   153,801
                             --------
End of period..............  $145,056
                             ========

--------
/(s)/Effective May 1, 2004, name was changed from Scudder Government Securities
     Subaccount.

/(t)/Effective May 1, 2004, name was changed from Scudder Contrarian Value
     Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                Scudder Variable Series II
                            -------------------------------------------------------------------------------------------------
                                                                SVS
                                                     SVS       Dreman      SVS     SVS Eagle                           SVS
                             Scudder   SVS Davis    Dreman      High      Dreman    Focused   SVS Focus              INVESCO
                              Total     Venture   Financial    Return   Small Cap  Large Cap   Value +      SVS      Dynamic
                              Return     Value     Services    Equity     Value      Growth     Growth   Index 500    Growth
                            Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                            ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
Net investment income
 (loss)....................  $  1,503   $ (1,737)  $   113    $  1,095   $ (1,286)  $  (812)   $  (275)   $   (820)  $  (366)
Net realized gain (loss) on
 sale of investments.......    (7,269)     1,293     1,094       1,577      6,749    (1,276)    (1,642)        960       258
Change in unrealized
 appreciation
 (depreciation) of
 investments...............    27,816     18,537     6,346      52,353     51,759     2,185      6,876      17,945     2,680
                             --------   --------   -------    --------   --------   -------    -------    --------   -------
   Net increase
    (decrease) in
    contract owners'
    equity resulting
    from
    operations.............    22,050     18,093     7,553      55,025     57,222        97      4,959      18,085     2,572
                             --------   --------   -------    --------   --------   -------    -------    --------   -------
CONTRACT OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales........     9,243      8,136     3,523      19,051     11,874     2,850      3,074       9,266     1,259
Net transfer (to) from
 affiliate and
 subaccounts...............    (7,974)    20,691       (81)      7,579     31,468       (63)    (2,111)        346    (1,270)
Payments for
 redemptions...............   (47,005)    (5,544)   (2,998)    (18,198)   (13,947)   (2,346)    (4,358)     (6,274)     (894)
Guaranteed retirement
 income benefit fees,
 maintenance fees and
 other fees................      (470)      (478)     (194)     (1,192)      (580)     (151)      (105)       (544)      (70)
Annuity payout reserve
 adjustment................        10          3        (1)         26        (30)       --          4         (34)       (1)
                             --------   --------   -------    --------   --------   -------    -------    --------   -------
   Net increase
    (decrease) from
    contract owners'
    equity
    transactions...........   (46,196)    22,808       249       7,266     28,785       290     (3,496)      2,760      (976)
                             --------   --------   -------    --------   --------   -------    -------    --------   -------
Total increase (decrease)
 in contract owners'
 equity....................   (24,146)    40,901     7,802      62,291     86,007       387      1,463      20,845     1,596
CONTRACT OWNERS'
 EQUITY
Beginning of period........   440,847    161,895    72,507     435,250    222,551    59,386     53,599     203,544    26,296
                             --------   --------   -------    --------   --------   -------    -------    --------   -------
End of period..............  $416,701   $202,796   $80,309    $497,541   $308,558   $59,773    $55,062    $224,389   $27,892
                             ========   ========   =======    ========   ========   =======    =======    ========   =======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2004
                                (in thousands)

                                                                                                                    Scudder
                                                                                                                  Investments
                                                                       Scudder Variable Series II                  VIT Funds
                                                        --------------------------------------------------------  -----------
                                                        SVS Janus                                         SVS
                                                          Growth     SVS Janus    SVS MFS    SVS Oak     Turner     Scudder
                                                           and        Growth     Strategic  Strategic   Mid-Cap   Real Estate
                                                          Income   Opportunities   Value      Equity     Growth   Securities
                                                        Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount
                                                        ---------- ------------- ---------- ---------- ---------- -----------
OPERATIONS
Net investment income (loss)...........................  $ (1,714)    $(1,224)      $--      $  (809)   $(1,219)     $ --
Net realized gain (loss) on sale of investments........    (1,795)     (6,281)       --       (2,201)     1,355         1
Change in unrealized appreciation (depreciation) of
 investments...........................................    15,184      16,610         5        2,313      7,676        --
                                                         --------     -------       ---      -------    -------      ----
   Net increase (decrease) in contract owners' equity
    resulting from operations..........................    11,675       9,105         5         (697)     7,812         1
                                                         --------     -------       ---      -------    -------      ----
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales....................................     4,208       2,823        --        3,537      4,350        --
Net transfer (to) from affiliate and subaccounts.......    (9,040)     (7,382)        5       (4,908)       221        (9)
Payments for redemptions...............................    (5,515)     (3,971)       --       (2,096)    (2,299)       (2)
Guaranteed retirement income benefit fees, maintenance
 fees and other fees...................................      (332)       (237)       --         (153)      (234)       --
Annuity payout reserve adjustment......................       (31)          1        --            1         --        --
                                                         --------     -------       ---      -------    -------      ----
   Net increase (decrease) from contract owners'
    equity transactions................................   (10,710)     (8,766)        5       (3,619)     2,038       (11)
                                                         --------     -------       ---      -------    -------      ----
Total increase (decrease) in contract owners' equity...       965         339        10       (4,316)     9,850       (10)
CONTRACT OWNERS' EQUITY
Beginning of period....................................   128,062      90,163        28       60,811     85,147        16
                                                         --------     -------       ---      -------    -------      ----
End of period..........................................  $129,027     $90,502       $38      $56,495    $94,997      $  6
                                                         ========     =======       ===      =======    =======      ====


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                     For the year ended December 31, 2003
                                (in thousands)

                                    AIM Variable Insurance Funds                                   The Alger American Fund
                       ------------------------------------------------------     -------------------------------------------
                          AIM V.I.                                                                        Alger      Alger
                         Financial        AIM V.I.                                  Alger      Alger     American   American
                          Services         Health         AIM V.I.      AIM V.I.   American   American  Leveraged    MidCap
                            Fund          Sciences      Real Estate    Utilities   Balanced    Growth     AllCap     Growth
                       Subaccount/(a)/ Subaccount/(a)/ Subaccount/(a)/ Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------  --------------  --------------  ---------- ---------- ---------- ---------- ----------
OPERATIONS
Net investment
 income (loss)........      $ --           $   (4)         $   13       $     1    $    682   $  (244)   $  (823)   $  (187)
Net realized gain
 (loss) on sale of
 investments..........        10                2              19          (959)       (948)     (928)    (5,832)      (179)
Change in unrealized
 appreciation
 (depreciation) of
 investments..........        37               86              91         2,401      16,319     6,604     23,082      5,400
                            ----           ------          ------       -------    --------   -------    -------    -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........        47               84             123         1,443      16,053     5,432     16,427      5,034
                            ----           ------          ------       -------    --------   -------    -------    -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................       134              174             213         1,207       5,202     2,811      4,520      3,610
Net transfer (to) from
 affiliate and
 subaccounts..........       330              811             968         1,496       3,454     2,281      2,517      8,357
Payments for
 redemptions..........        --              (11)            (16)         (334)     (3,718)   (1,617)    (1,782)      (875)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......        --               --              --           (27)       (267)      (22)      (170)       (12)
Annuity payout
 reserve
 adjustment...........        --               --              --            --          (5)      (13)        --        (11)
                            ----           ------          ------       -------    --------   -------    -------    -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions......       464              974           1,165         2,342       4,666     3,440      5,085     11,069
                            ----           ------          ------       -------    --------   -------    -------    -------
Total increase
 (decrease) in
 contract owners'
 equity...............       511            1,058           1,288         3,785      20,719     8,872     21,512     16,103
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............        --               --              --         8,747      90,036    15,059     48,717      7,526
                            ----           ------          ------       -------    --------   -------    -------    -------
End of period.........      $511           $1,058          $1,288       $12,532    $110,755   $23,931    $70,229    $23,629
                            ====           ======          ======       =======    ========   =======    =======    =======

                       --------------
                           Alger
                          American
                           Small
                       Capitalization
                         Subaccount
                       --------------
OPERATIONS
Net investment
 income (loss)........     $  (66)
Net realized gain
 (loss) on sale of
 investments..........        (41)
Change in unrealized
 appreciation
 (depreciation) of
 investments..........      1,784
                           ------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........      1,677
                           ------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................      1,118
Net transfer (to) from
 affiliate and
 subaccounts..........      1,094
Payments for
 redemptions..........       (293)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......         (6)
Annuity payout
 reserve
 adjustment...........        (26)
                           ------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions......      1,887
                           ------
Total increase
 (decrease) in
 contract owners'
 equity...............      3,564
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............      3,316
                           ------
End of period.........     $6,880
                           ======

--------
(a)For the period (commencement of operations): May 2, 2003--December 31, 2003 AIM V.I. Financial Services Fund Subaccount.
(a)For the period (commencement of operations): May 6, 2003--December 31, 2003 AIM V.I. Health Sciences Subaccount.
(a)For the period (commencement of operations): May 8, 2003--December 31, 2003 AIM V.I. Real Estate Opportunity Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                                                                       The Dreyfus
                                                                                        Socially      Dreyfus
                                                                            Dreyfus    Responsible    Variable
                         American Century                                  Investment    Growth      Investment
                       Variable Portfolios, Inc.   Credit Suisse Trust     Portfolios  Fund, Inc.       Fund
                       ------------------------  -----------------------  ------------ ----------- --------------
                                                   Credit
                        American                   Suisse   Credit Suisse                Dreyfus      Dreyfus
                        Century      American      Trust    Trust Global  Dreyfus I.P.  Socially     VIF Small
                       VP Income     Century      Emerging  Post-Venture     MidCap    Responsible    Company
                        & Growth     VP Value     Markets      Capital       Stock       Growth        Stock
                       Subaccount   Subaccount   Subaccount  Subaccount    Subaccount  Subaccount  Subaccount/(b)/
                       ----------   ----------   ---------- ------------- ------------ ----------- --------------
OPERATIONS
Net investment
 income (loss)........  $   (33)     $   (79)     $  (311)     $  (190)     $ (1,258)    $  (158)       $ (1)
Net realized gain
 (loss) on sale of
 investments..........      125         (252)        (361)      (2,766)         (261)     (1,362)          1
Change in unrealized
 appreciation
 (depreciation) of
 investments..........    4,915        7,017        8,715        8,167        32,461       4,352          21
                        -------      -------      -------      -------      --------     -------        ----
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........    5,007        6,686        8,043        5,211        30,942       2,832          21
                        -------      -------      -------      -------      --------     -------        ----
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................    3,215        4,328        1,503          602         6,688       1,261          30
Net transfer (to) from
 affiliate and
 subaccounts..........    5,452         (236)       3,356        1,010         9,907        (684)        224
Payments for
 redemptions..........   (1,106)      (2,111)        (888)        (298)       (3,451)       (743)         (3)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......      (45)         (22)         (60)         (38)         (319)        (32)         --
Annuity payout
 reserve
 adjustment...........       (1)          --           --           (1)            8          --          --
                        -------      -------      -------      -------      --------     -------        ----
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions......    7,515        1,959        3,911        1,275        12,833        (198)        251
                        -------      -------      -------      -------      --------     -------        ----
Total increase
 (decrease) in
 contract owners'
 equity...............   12,522        8,645       11,954        6,486        43,775       2,634         272
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............   14,727       23,981       19,348       11,395       100,874      11,679          --
                        -------      -------      -------      -------      --------     -------        ----
End of period.........  $27,249      $32,626      $31,302      $17,881      $144,649     $14,313        $272
                        =======      =======      =======      =======      ========     =======        ====



                       Fidelity Variable Insurance
                             Products Fund
                       --------------------------


                        Fidelity
                       VIP Asset      Fidelity
                        Manager    VIP Contrafund
                       Subaccount    Subaccount
                       ----------  --------------
OPERATIONS
Net investment
 income (loss)........   $  127       $  (499)
Net realized gain
 (loss) on sale of
 investments..........      (74)         (162)
Change in unrealized
 appreciation
 (depreciation) of
 investments..........    1,022        15,148
                         ------       -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........    1,075        14,487
                         ------       -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................      781         5,249
Net transfer (to) from
 affiliate and
 subaccounts..........    3,080         4,774
Payments for
 redemptions..........     (887)       (6,538)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......       (8)          (48)
Annuity payout
 reserve
 adjustment...........       33            79
                         ------       -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions......    2,999         3,516
                         ------       -------
Total increase
 (decrease) in
 contract owners'
 equity...............    4,074        18,003
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............    5,884        54,054
                         ------       -------
End of period.........   $9,958       $72,057
                         ======       =======

--------
/(b)/For the period (commencement of operations): May 12, 2003--December 31,
     2003 Dreyfus VIF Small Company Stock Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                       Fidelity Variable Insurance
                              Products Fund
                     -------------------------------  ---------------
                                                         Franklin
                      Fidelity   Fidelity   Fidelity      Rising
                     VIP Equity    VIP     VIP Index    Dividends
                       Income     Growth      500       Securities
                     Subaccount Subaccount Subaccount Subaccount/(c)/
                     ---------- ---------- ---------- --------------
OPERATIONS
Net investment
 income (loss)......  $   190    $  (597)   $    150      $    3
Net realized gain
 (loss) on sale of
 investments........   (1,129)    (1,933)     (3,978)          1
Change in unrealized
 appreciation
 (depreciation) of
 investments........   14,839     18,392      27,567         164
                      -------    -------    --------      ------
   Net increase
    (decrease) in
    contract
    owners'
    equity
    resulting from
    operations......   13,900     15,862      23,739         168
                      -------    -------    --------      ------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales..............    5,850      6,319      10,002         376
Net transfer (to)
 from affiliate and
 subaccounts........    6,784     (5,027)     (5,702)      2,253
Payments for
 redemptions........   (4,779)    (5,213)    (10,006)        (13)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.....      (61)       (55)       (107)         (1)
Annuity payout
 reserve
 adjustment.........       --         (2)         (3)         --
                      -------    -------    --------      ------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions....    7,794     (3,978)     (5,816)      2,615
                      -------    -------    --------      ------
Total increase
 (decrease) in
 contract owners'
 equity.............   21,694     11,884      17,923       2,783
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period.............   44,934     53,797      97,664          --
                      -------    -------    --------      ------
End of period.......  $66,628    $65,681    $115,587      $2,783
                      =======    =======    ========      ======

                         Franklin Templeton Variable Insurance Products Trust
                     --------------------------------------------------------------------------
                        Franklin        Franklin                        Franklin
                       Small Cap       Strategic                          Zero           Mutual
                         Value           Income         Franklin         Coupon        Discovery
                       Securities      Securities    U.S. Government      2010         Securities
                     Subaccount/(c)/ Subaccount/(c)/ Subaccount/(c)/ Subaccount/(c)/ Subaccount/(c)/
                     --------------  --------------  --------------- --------------  --------------
OPERATIONS
Net investment
 income (loss)......      $ (1)          $   (3)         $   (58)       $   (52)         $   (4)
Net realized gain
 (loss) on sale of
 investments........        --               15               (2)            (5)              2
Change in unrealized
 appreciation
 (depreciation) of
 investments........        35               62               76           (140)            133
                          ----           ------          -------        -------          ------
   Net increase
    (decrease) in
    contract
    owners'
    equity
    resulting from
    operations......        34               74               16           (197)            131
                          ----           ------          -------        -------          ------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales..............        52              348            1,808          1,468             288
Net transfer (to)
 from affiliate and
 subaccounts........       290            1,187           10,091          9,510           1,051
Payments for
 redemptions........        --              (38)            (250)          (211)            (23)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.....        --               --              (37)           (35)             --
Annuity payout
 reserve
 adjustment.........        --               --               --             --              --
                          ----           ------          -------        -------          ------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions....       342            1,497           11,612         10,732           1,316
                          ----           ------          -------        -------          ------
Total increase
 (decrease) in
 contract owners'
 equity.............       376            1,571           11,628         10,535           1,447
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period.............        --               --               --             --              --
                          ----           ------          -------        -------          ------
End of period.......      $376           $1,571          $11,628        $10,535          $1,447
                          ====           ======          =======        =======          ======

--------
/(c)/For the period (commencement of operations): May 6, 2003--December 31,
     2003 Franklin Rising Dividends Securities Subaccount.
/(c)/For the period (commencement of operations): May 16, 2003--December 31,
     2003 Franklin Small Cap Value Securities Subaccount.
/(c)/For the period (commencement of operations): May 15, 2003--December 31,
     2003 Franklin Strategic Income Securities Subaccount.
/(c)/For the period (commencement of operations): May 5, 2003--December 31,
     2003 Franklin U.S. Government Subaccount.
/(c)/For the period (commencement of operations): May 12, 2003--December 31,
     2003 Franklin Zero Coupon 2010 Subaccount.
/(c)/For the period (commencement of operations): May 5, 2003--December 31,
     2003 Mutual Discovery Securities Subacccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                                      ING VP     ING VP
                            Franklin Templeton       Emerging   Natural
                            Variable Insurance       Markets   Resources
                              Products Trust        Fund, Inc.   Trust          J.P. Morgan Series Trust II
                         ------------------------   ---------- ---------- ---------------------------------------
                                         Templeton               ING VP
                             Mutual      Developing   ING VP    Natural      JPMorgan        JPMorgan      JPMorgan
                             Shares       Markets    Emerging  Resources  International       MidCap        Small
                           Securities    Securities  Markets     Trust        Equity          Value        Company
                         Subaccount/(d)/ Subaccount Subaccount Subaccount Subaccount/(d)/ Subaccount/(d)/ Subaccount
                         --------------  ---------- ---------- ---------- --------------  --------------  ----------
OPERATIONS
Net investment income
 (loss).................      $ (3)        $   (3)    $  (73)    $  (38)     $   (81)         $   (5)      $  (119)
Net realized gain (loss)
 on sale of
 investments............        --            108        171         21          122               3          (131)
Change in unrealized
 appreciation
 (depreciation) of
 investments............        81             75      2,092        786        2,872             101         2,804
                              ----         ------     ------     ------      -------          ------       -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations..........        78            180      2,190        769        2,913              99         2,554
                              ----         ------     ------     ------      -------          ------       -------
CONTRACT
 OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales.....        65             70        396        183        1,195             206         1,510
Net transfer (to) from
 affiliate and
 subaccounts............       792            909        (47)       138       15,115           1,042        (1,827)
Payments for
 redemptions............       (24)           (11)      (482)      (436)        (333)            (25)         (534)
Guaranteed retirement
 income benefit fees,
 maintenance fees,
 and other fees.........        --             --         (5)        (3)         (55)             --            (9)
Annuity payout reserve
 adjustment.............        --             --         (1)        --           --              --             2
                              ----         ------     ------     ------      -------          ------       -------
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions........       833            968       (139)      (118)      15,922           1,223          (858)
                              ----         ------     ------     ------      -------          ------       -------
Total increase
 (decrease) in
 contract owners'
 equity.................       911          1,148      2,051        651       18,835           1,322         1,696
CONTRACT
 OWNERS' EQUITY
Beginning of period.....        --             29      5,236      3,033           --              --         8,265
                              ----         ------     ------     ------      -------          ------       -------
End of period...........      $911         $1,177     $7,287     $3,684      $18,835          $1,322       $ 9,961
                              ====         ======     ======     ======      =======          ======       =======



                           Janus Aspen Series
                         ----------------------

                           Janus    Janus Aspen
                           Aspen      Capital
                          Balanced  Appreciation
                         Subaccount  Subaccount
                         ---------- ------------
OPERATIONS
Net investment income
 (loss).................  $  1,250     $  (13)
Net realized gain (loss)
 on sale of
 investments............    (1,882)      (150)
Change in unrealized
 appreciation
 (depreciation) of
 investments............    17,298        415
                          --------     ------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations..........    16,666        252
                          --------     ------
CONTRACT
 OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales.....    10,846         21
Net transfer (to) from
 affiliate and
 subaccounts............   (15,302)        83
Payments for
 redemptions............   (14,647)      (146)
Guaranteed retirement
 income benefit fees,
 maintenance fees,
 and other fees.........       (96)        (4)
Annuity payout reserve
 adjustment.............         8         --
                          --------     ------
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions........   (19,191)       (46)
                          --------     ------
Total increase
 (decrease) in
 contract owners'
 equity.................    (2,525)       206
CONTRACT
 OWNERS' EQUITY
Beginning of period.....   141,809      1,356
                          --------     ------
End of period...........  $139,284     $1,562
                          ========     ======

--------
/(d)/For the period (commencement of operations): May 15, 2003--December 31,
     2003 Mutual Shares Securities Subacccount.
/(d)/For the period (commencement of operations): June 6, 2003--December 31,
     2003 JPMorgan International Opportunities Subaccount.
/(d)/For the period (commencement of operations): May 5, 2003--December 31,
     2003 JPMorgan MidCap Value Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                                      Janus Aspen Series
                       -------------------------------------------------------------------------------
                                    Janus Aspen    Janus Aspen Janus Aspen  Janus Aspen     Janus Aspen
                       Janus Aspen   Growth and      Mid Cap    Worldwide     Mid Cap        Small Cap
                         Growth        Income        Growth      Growth        Value           Value
                       Subaccount  Subaccount/(e)/ Subaccount  Subaccount  Subaccount/(e)/ Subaccount/(e)/
                       ----------- --------------  ----------- ----------- --------------  --------------
OPERATIONS
Net investment
 income (loss)........  $   (998)     $   (105)     $   (730)   $   (244)      $  (2)           $ (4)
Net realized gain
 (loss) on sale of
 investments..........   (45,041)      (32,978)       (3,398)     (9,038)         14              10
Change in unrealized
 appreciation
 (depreciation) of
 investments..........    63,813        31,001        20,408      35,723          49              84
                        --------      --------      --------    --------       -----            ----
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........    17,774        (2,082)       16,280      26,441          61              90
                        --------      --------      --------    --------       -----            ----
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................     6,448            48         5,586      10,560          38              70
Net transfer (to) from
 affiliate and
 subaccounts..........   (40,760)      (40,614)      (11,026)    (21,056)        496             763
Payments for
 redemptions..........    (8,983)         (387)       (5,324)    (13,712)       (200)             (7)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......      (119)           (5)          (81)       (124)         --              --
Annuity payout
 reserve
 adjustment...........        (2)           --            (4)        (51)         --              --
                        --------      --------      --------    --------       -----            ----
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions......   (43,416)      (40,958)      (10,849)    (24,383)        334             826
                        --------      --------      --------    --------       -----            ----
Total increase
 (decrease) in
 contract owners'
 equity...............   (25,642)      (43,040)        5,431       2,058         395             916
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............   110,021        43,040        56,666     134,031          --              --
                        --------      --------      --------    --------       -----            ----
End of period.........  $ 84,379      $     --      $ 62,097    $136,089       $ 395            $916
                        ========      ========      ========    ========       =====            ====

                            Oppenheimer Variable Account Funds
                       -------------------------------------------
                        Oppenheimer     Oppenheimer     Oppenheimer
                         Aggressive       Capital          Global
                           Growth       Appreciation     Securities
                       Subaccount/(e)/ Subaccount/(e)/ Subaccount/(e)/
                       --------------  --------------  --------------
OPERATIONS
Net investment
 income (loss)........      $ (1)          $   (5)         $  (19)
Net realized gain
 (loss) on sale of
 investments..........         8                9              21
Change in unrealized
 appreciation
 (depreciation) of
 investments..........         4              111             744
                            ----           ------          ------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........        11              115             746
                            ----           ------          ------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................        41              309             555
Net transfer (to) from
 affiliate and
 subaccounts..........       267            1,177           6,090
Payments for
 redemptions..........       (27)             (29)            (72)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......        --               (1)             (1)
Annuity payout
 reserve
 adjustment...........        --               --              --
                            ----           ------          ------
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions......       281            1,456           6,572
                            ----           ------          ------
Total increase
 (decrease) in
 contract owners'
 equity...............       292            1,571           7,318
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............        --               --              --
                            ----           ------          ------
End of period.........      $292           $1,571          $7,318
                            ====           ======          ======

--------
/(e)/For the period (cessation of operations): January 1, 2003--March 7, 2003
     Janus Apsen Growth and Income Subaccount.
/(e)/For the period (commencement of operations): May 12, 2003--December 31,
     2003 Janus Aspen Mid Cap Value (Perkins) Subaccount.
/(e)/For the period (commencement of operations): May 28, 2003--December 31,
     2003 Janus Aspen Small Cap Value (Bay Isle) Subaccount.
/(e)/For the period (commencement of operations): May 15, 2003--December 31,
     2003 Oppenheimer Aggressive Growth Subaccount.
/(e)/For the period (commencement of operations): May 6, 2003--December 31,
     2003 Oppenheimer Capital Appreciation Subaccount.
/(e)/For the period (commencement of operations): May 12, 2003--December 31,
     2003 Oppenheimer Global Securities Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                                                                            PIMCO Variable
                                     Oppenheimer Variable Account Funds                     Insurance Trust
                         ----------------------------------------------------------      --------------------
                                                          Oppenheimer     Oppenheimer      PIMCO      PIMCO
                          Oppenheimer     Oppenheimer     Main Street      Strategic      Foreign      Low
                          High Income     Main Street      Small Cap          Bond          Bond     Duration
                         Subaccount/(f)/ Subaccount/(f)/ Subaccount/(f)/ Subaccount/(f)/ Subaccount Subaccount
                         --------------  --------------  --------------  --------------  ---------- ----------
OPERATIONS
Net investment
 income (loss)..........      $ (4)          $   (5)         $  (13)         $   (5)        $  3       $  1
Net realized gain (loss)
 on sale of
 investments............         8               11              22               2            3          2
Change in unrealized
 appreciation
 (depreciation) of
 investments............        36              107             354              65           (4)        (2)
                              ----           ------          ------          ------         ----       ----
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations..........        40              113             363              62            2          1
                              ----           ------          ------          ------         ----       ----
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.....       317              434             424             268            2         --
Net transfer (to) from
 affiliate and
 subaccounts............       448              892           2,578           1,046           41         10
Payments for
 redemptions............       (20)              (3)            (51)             (6)         (35)       (28)
Guaranteed retirement
 income benefit fees,
 maintenance fees,
 and other fees.........        --               (1)             (5)             --           --         --
Annuity payout
 reserve
 adjustment.............        --               --              --              --           --         --
                              ----           ------          ------          ------         ----       ----
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions........       745            1,322           2,946           1,308            8        (18)
                              ----           ------          ------          ------         ----       ----
Total increase
 (decrease) in
 contract owners'
 equity.................       785            1,435           3,309           1,370           10        (17)
CONTRACT
 OWNERS'
 EQUITY
Beginning of period.....        --               --              --              --          210        231
                              ----           ------          ------          ------         ----       ----
End of period...........      $785           $1,435          $3,309          $1,370         $220       $214
                              ====           ======          ======          ======         ====       ====

                             Scudder Variable Series I
                         ---------------------------------
                           Scudder                Scudder
                         21st Century  Scudder    Capital
                            Growth       Bond      Growth
                          Subaccount  Subaccount Subaccount
                         ------------ ---------- ----------
OPERATIONS
Net investment
 income (loss)..........   $  (335)    $    577   $  (405)
Net realized gain (loss)
 on sale of
 investments............    (4,525)         350    (4,151)
Change in unrealized
 appreciation
 (depreciation) of
 investments............    11,076         (246)   13,957
                           -------     --------   -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations..........     6,216          681     9,401
                           -------     --------   -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from sales.....     1,747        2,678     2,075
Net transfer (to) from
 affiliate and
 subaccounts............        79      (10,713)    3,238
Payments for
 redemptions............      (759)      (1,355)   (1,654)
Guaranteed retirement
 income benefit fees,
 maintenance fees,
 and other fees.........       (66)          10      (112)
Annuity payout
 reserve
 adjustment.............        --           --        (5)
                           -------     --------   -------
   Net increase
    (decrease) from
    contract
    owners' equity
    transactions........     1,001       (9,380)    3,542
                           -------     --------   -------
Total increase
 (decrease) in
 contract owners'
 equity.................     7,217       (8,699)   12,943
CONTRACT
 OWNERS'
 EQUITY
Beginning of period.....    20,833       17,198    36,569
                           -------     --------   -------
End of period...........   $28,050     $  8,499   $49,512
                           =======     ========   =======

--------
(f)For the period (commencement of operations): May 2, 2003--December 31, 2003 Oppenheimer High Income Subaccount.
(f)For the period (commencement of operations): May 5, 2003--December 31, 2003 Oppenheimer Main Street Subaccount.
(f)For the period (commencement of operations): May 9, 2003--December 31, 2003 Oppenheimer Main Street Small Cap Subaccount.
(f)For the period (commencement of operations): May 9, 2003--December 31, 2003 Oppenheimer Strategic Bond Subaccount.

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                     Scudder Variable Series I                         Scudder Variable Series II
                     --------------------------------------------------------  ------------------------------------------
                                 Scudder
                      Scudder     Growth    Scudder                  Scudder    Scudder               Scudder    Scudder
                       Global      and       Health      Scudder      Money    Aggressive  Scudder     Fixed      Global
                     Discovery    Income    Sciences  International   Market     Growth   Blue Chip    Income   Blue Chip
                     Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                     ---------- ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
Net investment
 income (loss)......  $  (984)   $  (145)   $  (845)    $   (480)      $ (1)    $  (431)   $   (833)  $ 2,221    $  (257)
Net realized gain
 (loss) on sale of
 investments........   (4,488)    (1,931)      (429)         558         --      (6,481)     (9,868)    1,282       (780)
Change in unrealized
 appreciation
 (depreciation) of
 investments........   35,761     11,262     18,129       19,746         --      15,513      41,223       177      7,467
                      -------    -------    -------     --------       ----     -------    --------   -------    -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations......   30,289      9,186     16,855       19,824         (1)      8,601      30,522     3,680      6,430
                      -------    -------    -------     --------       ----     -------    --------   -------    -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales..............    3,064      2,037      5,180        7,138         26       2,073       3,725     5,222      1,164
Net transfer (to)
 from affiliate and
 subaccounts........    2,958        194      4,528      (14,680)        94      (1,681)     30,939    (1,776)     1,430
Payments for
 redemptions........   (2,248)    (1,690)    (1,764)      (3,217)       (16)     (1,292)     (5,842)   (7,622)      (857)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.....     (212)      (104)      (174)        (178)        --         (88)       (308)     (232)       (66)
Annuity payout
 reserve
 adjustment.........       (5)        --         --            3         --          --         (11)       (7)        (1)
                      -------    -------    -------     --------       ----     -------    --------   -------    -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions....    3,557        437      7,770      (10,934)       104        (988)     28,503    (4,415)     1,670
                      -------    -------    -------     --------       ----     -------    --------   -------    -------
Total increase
 (decrease) in
 contract owners'
 equity.............   33,846      9,623     24,625        8,890        103       7,613      59,025      (735)     8,100
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period.............   64,171     37,291     49,863       83,409         30      27,890      78,102    99,482     22,865
                      -------    -------    -------     --------       ----     -------    --------   -------    -------
End of period.......  $98,017    $46,914    $74,488     $ 92,299       $133     $35,503    $137,127   $98,747    $30,965
                      =======    =======    =======     ========       ====     =======    ========   =======    =======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                                          Scudder Variable Series II
                     ----------------------------------------------------------------------------------------------------
                      Scudder
                     Government             Scudder      Scudder     Scudder    Scudder    Scudder    Scudder    Scudder
                      & Agency   Scudder      High    International Large Cap    Money    Small Cap  Strategic  Technology
                     Securities   Growth     Income   Select Equity   Value      Market     Growth     Income     Growth
                     Subaccount Subaccount Subaccount  Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
                     ---------- ---------- ---------- ------------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
Net investment
 income (loss)......  $  7,870   $ (2,619)  $ 13,958     $   (67)    $    692  $  (1,425)  $ (1,574)  $   (26)   $ (1,767)
Net realized gain
 (loss) on sale of
 investments........     2,107    (19,652)    (2,693)     (3,685)      (2,020)        --    (22,937)    1,842     (93,567)
Change in unrealized
 appreciation
 (depreciation) of
 investments........    (8,686)    70,479     31,121      24,271       35,593         --     56,035      (370)    142,110
                      --------   --------   --------     -------     --------  ---------   --------   -------    --------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations......     1,291     48,208     42,386      20,519       34,265     (1,425)    31,524     1,446      46,776
                      --------   --------   --------     -------     --------  ---------   --------   -------    --------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales..............    10,232      7,325      8,810       4,792        6,257     29,869      9,113       929       8,666
Net transfer (to)
 from affiliate and
 subaccounts........   (61,239)    30,599     29,360       3,643        5,527    (87,111)     9,534     3,631       5,019
Payments for
 redemptions........   (24,316)   (24,950)   (24,850)     (7,104)     (10,336)   (65,095)    (8,852)   (2,421)    (51,918)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.....      (353)      (345)      (310)       (133)        (245)      (518)      (226)      (76)       (364)
Annuity payout
 reserve
 adjustment.........        22          5        (38)        (11)         (11)       (58)        (2)       --          (2)
                      --------   --------   --------     -------     --------  ---------   --------   -------    --------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions....   (75,654)    12,634     12,972       1,187        1,192   (122,913)     9,567     2,063     (38,599)
                      --------   --------   --------     -------     --------  ---------   --------   -------    --------
Total increase
 (decrease) in
 contract owners'
 equity.............   (74,363)    60,842     55,358      21,706       35,457   (124,338)    41,091     3,509       8,177
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period.............   237,363    178,843    179,672      75,047      113,597    306,311    100,125    24,573     145,624
                      --------   --------   --------     -------     --------  ---------   --------   -------    --------
End of period.......  $163,000   $239,685   $235,030     $96,753     $149,054  $ 181,973   $141,216   $28,082    $153,801
                      ========   ========   ========     =======     ========  =========   ========   =======    ========

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)

                                                           Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------
                                                           SVS
                                                SVS       Dreman      SVS     SVS Eagle                           SVS
                        Scudder   SVS Davis    Dreman      High      Dreman    Focused   SVS Focus              INVESCO
                         Total     Venture   Financial    Return   Small Cap  Large Cap   Value +      SVS      Dynamic
                         Return     Value     Services    Equity     Value      Growth     Growth   Index 500    Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
Net investment
 income (loss)........  $  7,591   $ (1,128)  $    37    $  2,172   $  1,903   $  (676)   $  (239)   $   (515)  $  (294)
Net realized gain
 (loss) on sale of
 investments..........   (14,047)    (1,332)     (266)      1,483        181    (1,314)    (2,905)     (8,297)     (171)
Change in unrealized
 appreciation
 (depreciation) of
 investments..........    70,863     36,038    15,023      93,967     57,516    12,987     15,291      49,784     6,663
                        --------   --------   -------    --------   --------   -------    -------    --------   -------
   Net increase
    (decrease) in
    contract
    owners' equity
    resulting from
    operations........    64,407     33,578    14,794      97,622     59,600    10,997     12,147      40,972     6,198
                        --------   --------   -------    --------   --------   -------    -------    --------   -------
CONTRACT
 OWNERS'
 EQUITY
 TRANSACTIONS
Proceeds from
 sales................    12,311     10,014     3,499      23,945     12,448     4,673      3,466      12,294     1,622
Net transfer (to) from
 affiliate and
 subaccounts..........    (2,747)     8,392       536       9,499     11,723     4,334      2,378       9,898       739
Payments for
 redemptions..........   (48,531)    (3,034)   (2,725)    (11,807)    (9,871)   (1,053)    (3,494)     (5,581)     (461)
Guaranteed
 retirement income
 benefit fees,
 maintenance fees,
 and other fees.......      (481)      (355)     (165)       (971)      (390)     (131)       (91)       (467)      (59)
Annuity payout
 reserve
 adjustment...........      (138)        (3)       (4)          9        (12)       --         (1)         --        --
                        --------   --------   -------    --------   --------   -------    -------    --------   -------
   Net increase
    (decrease)
    from contract
    owners' equity
    transactions......   (39,586)    15,014     1,141      20,675     13,898     7,823      2,258      16,144     1,841
                        --------   --------   -------    --------   --------   -------    -------    --------   -------
Total increase
 (decrease) in
 contract owners'
 equity...............    24,821     48,592    15,935     118,297     73,498    18,820     14,405      57,116     8,039
CONTRACT
 OWNERS'
 EQUITY
Beginning of
 period...............   416,026    113,303    56,572     316,953    149,053    40,566     39,194     146,428    18,257
                        --------   --------   -------    --------   --------   -------    -------    --------   -------
End of period.........  $440,847   $161,895   $72,507    $435,250   $222,551   $59,386    $53,599    $203,544   $26,296
                        ========   ========   =======    ========   ========   =======    =======    ========   =======

                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                     For the year ended December 31, 2003
                                (in thousands)



                                                                     Scudder Variable Series II
                                                    ------------------------------------------------------------
                                                    SVS Janus                                              SVS
                                                      Growth     SVS Janus      SVS MFS       SVS Oak     Turner
                                                       and        Growth       Strategic     Strategic   Mid-Cap
                                                      Income   Opportunities     Value         Equity     Growth
                                                    Subaccount  Subaccount   Subaccount/(g)/ Subaccount Subaccount
                                                    ---------- ------------- --------------  ---------- ----------
OPERATIONS
Net investment income (loss).......................  $   (790)   $ (1,128)        $--         $  (607)   $  (863)
Net realized gain (loss) on sale of investments....    (5,392)    (11,664)         --            (813)      (897)
Change in unrealized appreciation (depreciation) of
 investments.......................................    30,931      31,165           3          18,035     25,069
                                                     --------    --------         ---         -------    -------
   Net increase (decrease) in contract owners'
    equity resulting from operations...............    24,749      18,373           3          16,615     23,309
                                                     --------    --------         ---         -------    -------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales................................     7,289       4,703          25           3,952      4,886
Net transfer (to) from affiliate and subaccounts...    (5,385)     (5,979)         --          10,096     12,222
Payments for redemptions...........................    (3,500)     (2,423)         --          (1,136)    (1,529)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees..................      (318)       (223)         --            (124)      (173)
Annuity payout reserve adjustment..................        19          (4)         --              --         --
                                                     --------    --------         ---         -------    -------
   Net increase (decrease) from contract owners'
    equity transactions............................    (1,895)     (3,926)         25          12,788     15,406
                                                     --------    --------         ---         -------    -------
Total increase (decrease) in contract owners'
 equity............................................    22,854      14,447          28          29,403     38,715
CONTRACT OWNERS' EQUITY
Beginning of period................................   105,208      75,716          --          31,408     46,432
                                                     --------    --------         ---         -------    -------
End of period......................................  $128,062    $ 90,163         $28         $60,811    $85,147
                                                     ========    ========         ===         =======    =======

                                                       Scudder
                                                     Investments
                                                      VIT Funds
                                                    --------------

                                                       Scudder
                                                     Real Estate
                                                      Securities
                                                    Subaccount/(g)/
                                                    --------------
OPERATIONS
Net investment income (loss).......................      $--
Net realized gain (loss) on sale of investments....       --
Change in unrealized appreciation (depreciation) of
 investments.......................................        1
                                                         ---
   Net increase (decrease) in contract owners'
    equity resulting from operations...............        1
                                                         ---
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales................................       --
Net transfer (to) from affiliate and subaccounts...       15
Payments for redemptions...........................       --
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees..................       --
Annuity payout reserve adjustment..................       --
                                                         ---
   Net increase (decrease) from contract owners'
    equity transactions............................       15
                                                         ---
Total increase (decrease) in contract owners'
 equity............................................       16
CONTRACT OWNERS' EQUITY
Beginning of period................................       --
                                                         ---
End of period......................................      $16
                                                         ===

--------
(g)For the period (commencement of operations): June 12, 2003--December 31, 2003 SVS MFS Strategic Value Subaccount.
(g)For the period (commencement of operations): June 11, 2003--December 31, 2003 Scudder Real Estate Securities Subaccount.


                See accompanying notes to financial statements

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

(1) Organization:

   KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

   The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of ninety-five subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2004, assets were invested in ninety-four of the subaccount options.

   The Kemper Advantage III contracts have sixty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the J.P. Morgan Series Trust II, the Janus Aspen Series, the One Group Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end, diversified management investment company.

   The Scudder Destinations contracts have thirty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   The Zurich Preferred contracts have sixty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the J.P. Morgan Series Trust II, the Janus Aspen Series, the One Group Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   The Zurich Preferred Plus contracts have sixty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the J.P. Morgan Series Trust II, the Janus Aspen Series, the One Group Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   The Scudder ZS4 contracts have forty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   The Zurich Archway contracts have sixty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the J.P. Morgan Series Trust II, the Janus Aspen Series, the One Group Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

   See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies:

Investments

   Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions

   Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

   On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

Federal income taxes

   The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

   Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

   Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III policies. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the variable annuity account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) Purchases and Sales of Investments:

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004, are as follows (in thousands):

                                                               Purchases  Sales
                                                               --------- -------
AIM Variable Insurance Funds:
   AIM V.I. Financial Services Fund Subaccount................  $ 1,117  $   292
   AIM V.I. Health Sciences Subaccount........................    2,775      571
   AIM V.I. Real Estate Subaccount............................    8,226    1,725
   AIM V.I. Utilities Subaccount..............................    8,339    4,033
The Alger American Fund:
   Alger American Balanced Subaccount.........................   11,093   10,341
   Alger American Growth Subaccount...........................    3,961    5,661
   Alger American Leveraged AllCap Subaccount.................    8,756   13,138
   Alger American MidCap Growth Subaccount....................    8,444    5,077
   Alger American Small Capitalization Subaccount.............    6,333    8,037
American Century Variable Portfolios, Inc.:
   American Century VP Income & Growth Subaccount.............    8,579    9,874
   American Century VP Value Subaccount.......................    5,713    4,323
Credit Suisse Trust:
   Credit Suisse Trust Emerging Markets Subaccount............   18,028   11,264
   Credit Suisse Trust Global Post-Venture Capital Subaccount.    3,279    2,735

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                              Purchases  Sales
                                                              --------- -------
Dreyfus Investment Portfolios:
   Dreyfus IP MidCap Stock Subaccount........................  $22,618  $14,941
The Dreyfus Socially Responsible Growth Fund, Inc.:
   Dreyfus Socially Responsible Growth Subaccount............    1,574    2,937
Dreyfus Variable Investment Fund:
   Dreyfus VIF Small Company Stock Subaccount................      729      192
Fidelity Variable Insurance Products Funds:
   Fidelity VIP Asset Manager Subaccount.....................    3,766    2,191
   Fidelity VIP Contrafund Subaccount........................   12,851    6,559
   Fidelity VIP Equity Income Subaccount.....................    9,795   14,668
   Fidelity VIP Growth Subaccount............................    3,343   11,349
   Fidelity VIP Index 500 Subaccount.........................   22,139   19,377
Franklin Templeton Variable Insurance Products Trust:
   Franklin Rising Dividends Securities Subaccount...........    6,754      546
   Franklin Small Cap Value Securities Subaccount............    2,320      115
   Franklin Strategic Income Securities Subaccount...........    3,299      938
   Franklin U.S. Government Subaccount.......................    6,012    3,935
   Franklin Zero Coupon 2010 Subaccount......................   12,570   11,377
   Mutual Discovery Securities Subaccount....................    5,379      229
   Mutual Shares Securities Subaccount.......................    2,007      581
   Templeton Developing Markets Securities Subaccount........    6,378    3,788
ING VP Emerging Markets Fund, Inc.:
   ING VP Emerging Markets Subaccount........................    2,299    3,136
ING VP Natural Resources Trust:
   ING VP Natural Resources Trust Subaccount.................    1,937    1,292
J.P. Morgan Series Trust II:
   JPMorgan International Equity Subaccount..................   10,893    3,526
   JPMorgan MidCap Value Subaccount..........................   10,652      863
   JPMorgan Small Company Subaccount.........................    4,901    5,714
Janus Aspen Series:
   Janus Aspen Balanced Subaccount...........................    4,666   27,952
   Janus Aspen Capital Appreciation Subaccount...............       31      238
   Janus Aspen Growth Subaccount.............................    3,369   27,392
   Janus Aspen Mid Cap Growth Subaccount.....................    1,299   10,831
   Janus Aspen Worldwide Growth Subaccount...................    4,445   33,559
   Janus Aspen Mid Cap Value Subaccount......................    2,184      386
   Janus Aspen Small Company Value Subaccount................    1,099      470
One Group Investment Trust:
   One Group Investment Trust Bond Subaccount................        2       --
   One Group Investment Trust Government Bond Subaccount.....       --       --
   One Group Investment Trust Balanced Subaccount............        3       --
   One Group Investment Trust Large Cap Growth Subaccount....       26       --
   One Group Investment Trust Equity Index Subaccount........       27       --
   One Group Investment Trust Diversified Equity Subaccount..   14,227      593
   One Group Investment Trust Mid Cap Growth Subaccount......       39        5
   One Group Investment Trust Diversified Mid Cap Subaccount.       50       11
   One Group Investment Trust Mid Cap Value Subaccount.......    5,577      304
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth Subaccount..................      953      266
   Oppenheimer Capital Appreciation Subaccount...............    3,119      566
   Oppenheimer Global Securities Subaccount..................   15,800    1,781
   Oppenheimer High Income Subaccount........................    2,449      668
   Oppenheimer Main Street Subaccount........................    2,301      796
   Oppenheimer Main Street Small Cap Subaccount..............    5,617    1,253
   Oppenheimer Strategic Bond Subaccount.....................   10,349    1,503

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                          Purchases  Sales
                                                          --------- --------
    PIMCO Variable Insurance Trust:
       PIMCO Foreign Bond Subaccount..................... $     27  $     14
       PIMCO Low Duration Subaccount.....................       20        31
    Scudder Variable Series I:
       Scudder 21st Century Growth Subaccount............    3,258     5,079
       Scudder Bond Subaccount...........................    2,920     4,272
       Scudder Capital Growth Subaccount.................    8,834     6,068
       Scudder Global Discovery Subaccount...............   13,275     7,777
       Scudder Growth and Income Subaccount..............    3,338     4,710
       Scudder Health Sciences Subaccount................    8,672     7,241
       Scudder International Subaccount..................   24,249    24,073
       Scudder Money Market Subaccount...................       22         6
    Scudder Variable Series II:
       Scudder Aggressive Growth Subaccount..............    2,221     4,778
       Scudder Blue Chip Subaccount......................   11,884    11,287
       Scudder Fixed Income Subaccount...................   16,070    21,140
       Scudder Global Blue Chip Subaccount...............    5,640     4,686
       Scudder Government & Agency Securities Subaccount.   13,242    41,689
       Scudder Growth Subaccount.........................    4,501    37,356
       Scudder High Income Subaccount....................   54,847    68,804
       Scudder International Select Equity Subaccount....   33,365    22,261
       Scudder Large Cap Value Subaccount................   19,458    17,725
       Scudder Money Market Subaccount...................  157,042   203,212
       Scudder Small Cap Growth Subaccount...............   23,813    34,796
       Scudder Strategic Income Subaccount...............    8,869     7,372
       Scudder Technology Growth Subaccount..............   16,997    27,439
       Scudder Total Return Subaccount...................   16,271    61,034
       SVS Davis Venture Value Subaccount................   29,424     8,354
       SVS Dreman Financial Services Subaccount..........    8,479     8,116
       SVS Dreman High Return Equity Subaccount..........   30,473    22,147
       SVS Dreman Small Cap Value Subaccount.............   49,160    21,673
       SVS Eagle Focused Large Cap Growth Subaccount.....    4,900     5,424
       SVS Focus Value + Growth Subaccount...............    5,741     9,513
       SVS Index 500 Subaccount..........................   49,078    47,137
       SVS INVESCO Dynamic Growth Subaccount.............    2,667     4,008
       SVS Janus Growth and Income Subaccount............    5,536    17,965
       SVS Janus Growth Opportunities Subaccount.........    1,885    11,880
       SVS MFS Strategic Value Subaccount................        6         1
       SVS Oak Strategic Equity Subaccount...............    8,178    12,606
       SVS Turner Mid Cap Growth Subaccount..............   11,968    11,148
    Scudder Investments VIT Funds:
       Scudder Real Estate Securities Subaccount.........        5        16

(4) Expenses and Related Party Transactions:

   KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

      Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

      Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

      Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

      Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

      Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

      Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

      Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

      Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

      Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

   The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

   KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

   KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value will be deducted pro rata from each invested subaccount quarterly.

   Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

   Investors Brokerage Services, Inc., formerly a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account. During September 2003, this subsidiary was acquired by Banc One Insurance Holdings, Inc.

(5) Changes in Units Outstanding:

   The changes in units outstanding for the years ended December 31, 2004 and 2003, were as follows (in thousands):

                                                                        Net Increase/
                                            Units Issued Units Redeemed  (Decrease)
-                                           ------------ -------------- -------------
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount
   2004....................................      92            26            66
   2003....................................      55            13            42

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                                                       Net Increase/
                                                           Units Issued Units Redeemed  (Decrease)
-                                                          ------------ -------------- -------------
AIM V.I. Health Sciences Subaccount
   2004...................................................      247            59            188
   2003...................................................       96             7             89
AIM V.I. Real Estate Subaccount
   2004...................................................      623           193            430
   2003...................................................      130            32             98
AIM V.I. Utilities Subaccount
   2004...................................................    1,523           930            593
   2003...................................................    1,954         1,580            374
The Alger American Fund:
Alger American Balanced Subaccount
   2004...................................................    2,047         1,976             71
   2003...................................................    3,480         2,994            486
Alger American Growth Subaccount
   2004...................................................      167           195            (28)
   2003...................................................      260           169             91
Alger American Leveraged AllCap Subaccount
   2004...................................................    2,959         3,502           (543)
   2003...................................................    3,533         2,750            783
Alger American MidCap Growth Subaccount
   2004...................................................      434           312            122
   2003...................................................      616           174            442
Alger American Small Capitalization Subaccount
   2004...................................................      356           441            (85)
   2003...................................................      277           185             92
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
   2004...................................................    1,724         1,920           (196)
   2003...................................................    2,437         1,126          1,311
American Century VP Value Subaccount
   2004...................................................    1,190         1,045            145
   2003...................................................    1,340         1,076            264
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
   2004...................................................    2,333         1,741            592
   2003...................................................    2,183         1,800            383
Credit Suisse Trust Global Post-Venture Capital Subaccount
   2004...................................................      829           738             91
   2003...................................................      992           838            154
Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount
   2004...................................................    2,783         2,382            401
   2003...................................................    4,629         3,546          1,083
The Dreyfus Socially Responsible Growth Fund, Inc:
Dreyfus Socially Responsible Growth Subaccount
   2004...................................................      246           365           (119)
   2003...................................................      469           502            (33)
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
   2004...................................................       51            16             35
   2003...................................................       21             1             20

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                                                  Net Increase/
                                                      Units Issued Units Redeemed  (Decrease)
-                                                     ------------ -------------- -------------
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount
   2004..............................................      206           145             61
   2003..............................................      221            89            132
Fidelity VIP Contrafund Subaccount
   2004..............................................      834           586            248
   2003..............................................      743           607            136
Fidelity VIP Equity Income Subaccount
   2004..............................................      601           764           (163)
   2003..............................................      762           458            304
Fidelity VIP Growth Subaccount
   2004..............................................      269           444           (175)
   2003..............................................      408           511           (103)
Fidelity VIP Index 500 Subaccount
   2004..............................................      284           243             41
   2003..............................................      213           274            (61)
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
   2004..............................................      597           101            496
   2003..............................................      245            16            229
Franklin Small Cap Value Securities Subaccount
   2004..............................................      173            18            155
   2003..............................................       30             2             28
Franklin Strategic Income Securities Subaccount
   2004..............................................      314           108            206
   2003..............................................      218            74            144
Franklin U.S. Government Subaccount
   2004..............................................      737           585            152
   2003..............................................    1,288           125          1,163
Franklin Zero Coupon 2010 Subaccount
   2004..............................................    1,363         1,292             71
   2003..............................................    1,468           412          1,056
Mutual Discovery Securities Subaccount
   2004..............................................      439            45            394
   2003..............................................      131            14            117
Mutual Shares Securities Subaccount
   2004..............................................      173            57            116
   2003..............................................       82             6             76
Templeton Developing Markets Securities Subaccount
   2004..............................................      459           291            168
   2003..............................................      428           349             79
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
   2004..............................................      343           434            (91)
   2003..............................................      374           408            (34)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
   2004..............................................      145           104             41
   2003..............................................      109           123            (14)
J.P. Morgan Series Trust II:
JPMorgan International Equity Subaccount
   2004..............................................    1,040           467            573
   2003..............................................    1,579           159          1,420

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                                                     Net Increase/
                                                         Units Issued Units Redeemed  (Decrease)
-                                                        ------------ -------------- -------------
JPMorgan MidCap Value Subaccount
   2004.................................................      859           118            741
   2003.................................................      116             9            107
JPMorgan Small Company Subaccount
   2004.................................................      473           525            (52)
   2003.................................................      365           446            (81)
Janus Aspen Series:
Janus Aspen Balanced Subaccount
   2004.................................................      516         1,367           (851)
   2003.................................................      946         1,660           (714)
Janus Aspen Capital Appreciation Subaccount
   2004.................................................        5            27            (22)
   2003.................................................      104           110             (6)
Janus Aspen Growth Subaccount
   2004.................................................      505         1,602         (1,097)
   2003.................................................    1,710         7,361         (5,651)
Janus Aspen Growth and Income Subaccount
   2004.................................................      N/A           N/A            N/A
   2003.................................................      250         3,970         (3,720)
Janus Aspen Mid Cap Growth Subaccount
   2004.................................................      348           712           (364)
   2003.................................................      547         1,137           (590)
Janus Aspen Worldwide Growth Subaccount
   2004.................................................      528         1,579         (1,051)
   2003.................................................    1,327         2,328         (1,001)
Janus Aspen Mid Cap Value Subaccount
   2004.................................................      160            35            125
   2003.................................................       51            22             29
Janus Aspen Small Company Value Subaccount
   2004.................................................       81            40             41
   2003.................................................       79            11             68
One Group Investment Trust:
One Group Investment Trust Bond Subaccount
   2004.................................................       --            --             --
   2003.................................................      N/A           N/A            N/A
One Group Investment Trust Government Bond Subaccount
   2004.................................................       --            --             --
   2003.................................................      N/A           N/A            N/A
One Group Investment Trust Balanced Subaccount
   2004.................................................        1             1             --
   2003.................................................      N/A           N/A            N/A
One Group Investment Trust Large Cap Growth Subaccount
   2004.................................................        3            --              3
   2003.................................................      N/A           N/A            N/A
One Group Investment Trust Equity Index Subaccount
   2004.................................................        3            --              3
   2003.................................................      N/A           N/A            N/A
One Group Investment Trust Diversified Equity Subaccount
   2004.................................................    1,471           129          1,342
   2003.................................................      N/A           N/A            N/A
One Group Investment Trust Mid Cap Growth Subaccount
   2004.................................................        3            --              3
   2003.................................................      N/A           N/A            N/A

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                                                      Net Increase/
                                                          Units Issued Units Redeemed  (Decrease)
-                                                         ------------ -------------- -------------
One Group Investment Trust Diversified Mid Cap Subaccount
   2004..................................................        5             1              4
   2003..................................................      N/A           N/A            N/A
One Group Investment Trust Mid Cap Value Subaccount
   2004..................................................      551            53            498
   2003..................................................      N/A           N/A            N/A
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
   2004..................................................       80            24             56
   2003..................................................       34            10             24
Oppenheimer Capital Appreciation Subaccount
   2004..................................................      285            76            209
   2003..................................................      143            16            127
Oppenheimer Global Securities Subaccount
   2004..................................................    1,214           245            969
   2003..................................................      618           101            517
Oppenheimer High Income Subaccount
   2004..................................................      231            79            152
   2003..................................................      140            69             71
Oppenheimer Main Street Subaccount
   2004..................................................      205            80            125
   2003..................................................      250           131            119
Oppenheimer Main Street Small Cap Subaccount
   2004..................................................      458           142            316
   2003..................................................      273            32            241
Oppenheimer Strategic Bond Subaccount
   2004..................................................    1,009           193            816
   2003..................................................      138            11            127
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
   2004..................................................        2             1              1
   2003..................................................       18            18             --
PIMCO Low Duration Subaccount
   2004..................................................        1             2             (1)
   2003..................................................       12            13             (1)
Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
   2004..................................................    1,407         1,744           (337)
   2003..................................................    3,776         3,526            250
Scudder Bond Subaccount
   2004..................................................      640           832           (192)
   2003..................................................    1,233         2,394         (1,161)
Scudder Capital Growth Subaccount
   2004..................................................    1,535         1,164            371
   2003..................................................    1,812         1,409            403
Scudder Global Discovery Subaccount
   2004..................................................    1,999         1,550            449
   2003..................................................    2,329         2,053            276
Scudder Growth and Income Subaccount
   2004..................................................      909         1,041           (132)
   2003..................................................    1,663         1,630             33
Scudder Health Sciences Subaccount
   2004..................................................    1,603         1,380            223
   2003..................................................    3,005         2,178            827

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                                              Net Increase/
                                                  Units Issued Units Redeemed  (Decrease)
-                                                 ------------ -------------- -------------
Scudder International Subaccount
   2004..........................................     4,706         4,676             30
   2003..........................................    13,719        14,837         (1,118)
Scudder Money Market Subaccount
   2004..........................................         3             1              2
   2003..........................................        30            21              9
Scudder Variable Series II:
Scudder Aggressive Growth Subaccount
   2004..........................................       560           810           (250)
   2003..........................................     2,528         2,683           (155)
Scudder Blue Chip Subaccount
   2004..........................................     3,243         3,647           (404)
   2003..........................................    10,002         7,921          2,081
Scudder Fixed Income Subaccount
   2004..........................................     4,292         6,340         (2,048)
   2003..........................................     9,676        10,497           (821)
Scudder Global Blue Chip Subaccount
   2004..........................................       878           797             81
   2003..........................................     1,156           983            173
Scudder Government & Agency Securities Subaccount
   2004..........................................     4,069        12,697         (8,628)
   2003..........................................    13,489        26,194        (12,705)
Scudder Growth Subaccount
   2004..........................................     3,135        11,547         (8,412)
   2003..........................................    12,424        13,391           (967)
Scudder High Income Subaccount
   2004..........................................     9,604        16,426         (6,822)
   2003..........................................    27,103        27,420           (317)
Scudder International Select Equity Subaccount
   2004..........................................    10,377         9,313          1,064
   2003..........................................    13,066        16,291         (3,225)
Scudder Large Cap Value Subaccount
   2004..........................................     5,877         7,807         (1,930)
   2003..........................................     7,157        10,504         (3,347)
Scudder Money Market Subaccount
   2004..........................................    27,669        35,274         (7,605)
   2003..........................................   104,819       124,973        (20,154)
Scudder Small Cap Growth Subaccount
   2004..........................................     9,109        15,170         (6,061)
   2003..........................................    15,834        16,275           (441)
Scudder Strategic Income Subaccount
   2004..........................................     1,144           916            228
   2003..........................................     4,883         4,809             74
Scudder Technology Growth Subaccount
   2004..........................................    10,729        11,542           (813)
   2003..........................................    16,912        19,159         (2,247)
Scudder Total Return Subaccount
   2004..........................................     4,264        13,739         (9,475)
   2003..........................................     7,648        17,012         (9,364)
SVS Davis Venture Value Subaccount
   2004..........................................     5,161         2,964          2,197
   2003..........................................     6,286         4,610          1,676

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                                          Net Increase/
                                              Units Issued Units Redeemed  (Decrease)
-                                             ------------ -------------- -------------
SVS Dreman Financial Services Subaccount
   2004......................................     1,146         1,130            16
   2003......................................     2,082         2,000            82
SVS Dreman High Return Equity Subaccount
   2004......................................     5,804         5,236           568
   2003......................................    12,371        10,537         1,834
SVS Dreman Small Cap Value Subaccount
   2004......................................    13,025         9,808         3,217
   2003......................................    15,080        19,233        (4,153)
SVS Eagle Focused Large Cap Growth Subaccount
   2004......................................     1,367         1,353            14
   2003......................................     2,834         1,780         1,054
SVS Focus Value + Growth Subaccount
   2004......................................     1,709         3,300        (1,591)
   2003......................................     2,966         4,452        (1,486)
SVS Index 500 Subaccount
   2004......................................     8,986         8,663           323
   2003......................................    14,167        11,816         2,351
SVS INVESCO Dynamic Growth Subaccount
   2004......................................       650           781          (131)
   2003......................................     1,367         1,131           236
SVS Janus Growth and Income Subaccount
   2004......................................     2,712         4,176        (1,464)
   2003......................................     6,404         6,614          (210)
SVS Janus Growth Opportunities Subaccount
   2004......................................     2,024         3,648        (1,624)
   2003......................................     5,111         5,955          (844)
SVS MFS Strategic Value Subaccount
   2004......................................         1            --             1
   2003......................................         2            --             2
SVS Oak Strategic Equity Subaccount
   2004......................................     2,716         3,361          (645)
   2003......................................     5,391         3,217         2,174
SVS Turner Mid-Cap Growth Subaccount
   2004......................................     3,244         3,056           188
   2003......................................     4,798         2,794         2,004
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
   2004......................................        --             1            (1)
   2003......................................         1            --             1

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

(6) Unit Values and Financial Highlights:

   A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the four years in the period ended December 31, 2004, follows.

                                                         At December 31, 2004
                                                 -------------------------------------
                                                        Unit Fair Value
                                                 Units  --------------- Net Assets/(1)/
                                                 (000s) Lowest  Highest     (000)s
-                                                ------ ------- ------- --------------
AIM Variable Insurance Funds/(5)/
AIM V.I. Financial Services Fund Subaccount/(6)/
   2004.........................................    108 $11.814 $13.185    $  1,418
   2003/(7)/....................................     42  12.154  12.234         511
   2002.........................................    N/A     N/A     N/A         N/A
   2001.........................................    N/A     N/A     N/A         N/A
AIM V.I. Health Sciences Subaccount/(8)/
   2004.........................................    277  11.779  12.645       3,477
   2003/(9)/....................................     89  11.776  11.854       1,058
   2002.........................................    N/A     N/A     N/A         N/A
   2001.........................................    N/A     N/A     N/A         N/A
AIM V.I. Real Estate Fund Subaccount/(10)/
   2004.........................................    528  15.376  17.735       9,321
   2003/(11)/...................................     98  13.008  13.093       1,288
   2002.........................................    N/A     N/A     N/A         N/A
   2001.........................................    N/A     N/A     N/A         N/A
AIM V.I. Utilities Subaccount/(12)/
   2004.........................................  2,605   7.538  14.352      19,975
   2003.........................................  2,012   6.186  11.713      12,532
   2002.........................................  1,638   5.340   9.919       8,747
   2001.........................................  1,004   6.796   6.796       6,825
The Alger American Fund:
Alger American Balanced Subaccount
   2004......................................... 10,722  10.722  11.591     114,965
   2003......................................... 10,651  10.397  11.306     110,755
   2002......................................... 10,165   8.857   9.684      90,036
   2001.........................................  8,205  10.240  10.240      84,021
Alger American Growth Subaccount
   2004.........................................    508  11.784  48.308      23,388
   2003.........................................    536  11.427  46.250      23,931
   2002.........................................    445   8.649  34.560      15,059
   2001.........................................    423  40.912  52.093      21,732
Alger American Leveraged AllCap Subaccount
   2004.........................................  9,465   7.487  12.272      70,867
   2003......................................... 10,008   7.017  11.567      70,229
   2002.........................................  9,225   5.281   8.763      48,717
   2001.........................................  9,057   8.103   8.103      73,387
Alger American MidCap Growth Subaccount
   2004.........................................    947  14.496  32.380      30,169
   2003.........................................    825  13.120  28.931      23,629
   2002.........................................    383   9.079  19.771       7,526
   2001.........................................    173  28.092  28.342       4,678
Alger American Small Capitalization Subaccount
   2004.........................................    181  14.991  37.441       6,025
   2003.........................................    266  13.156  32.441       6,880
   2002.........................................    174   9.454  23.018       3,316
   2001.........................................    119  16.250  31.513       3,635
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
 Subaccount
   2004.........................................  4,033   7.007  13.377      29,040
   2003.........................................  4,229   6.329  12.086      27,249
   2002.........................................  2,918   4.947   9.514      14,727
   2001.........................................    853   6.323   6.395       5,410

                                                   For the year ended December 31, 2004
                                                 ----------------------------------------------
                                                 Investment Expense Ratio/(3)/ Total Return/(4)/
                                                   Income   -----------------  ----------------
                                                 Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                                ---------- ------   -------   ------   -------
AIM Variable Insurance Funds/(5)/
AIM V.I. Financial Services Fund Subaccount/(6)/
   2004.........................................    1.01%    1.00%    2.25%      6.28%    7.60%
   2003/(7)/....................................    0.39%    1.00%    2.25%     26.76%   28.00%
   2002.........................................     N/A      N/A      N/A        N/A      N/A
   2001.........................................     N/A      N/A      N/A        N/A      N/A
AIM V.I. Health Sciences Subaccount/(8)/
   2004.........................................     N/A     1.00%    2.25%      5.20%    6.50%
   2003/(9)/....................................     N/A     1.00%    2.25%     24.97%   26.21%
   2002.........................................     N/A      N/A      N/A        N/A      N/A
   2001.........................................     N/A      N/A      N/A        N/A      N/A
AIM V.I. Real Estate Fund Subaccount/(10)/
   2004.........................................    3.89%    1.00%    2.25%     33.57%   35.23%
   2003/(11)/...................................    1.40%    1.00%    2.25%     35.77%   37.11%
   2002.........................................     N/A      N/A      N/A        N/A      N/A
   2001.........................................     N/A      N/A      N/A        N/A      N/A
AIM V.I. Utilities Subaccount/(12)/
   2004.........................................    2.03%    1.00%    2.25%     20.83%   22.33%
   2003.........................................    1.30%    1.00%    2.25%     14.88%   16.02%
   2002.........................................    0.59%    1.40%    2.05%    -21.42%    4.21%
   2001.........................................    0.92%    1.40%    1.40%    -32.30%  -32.30%
The Alger American Fund:
Alger American Balanced Subaccount
   2004.........................................    1.48%    1.40%    2.05%      2.17%    3.12%
   2003.........................................    2.05%    1.40%    2.05%     16.35%   17.39%
   2002.........................................    1.78%    1.40%    2.05%     -5.43%   -0.08%
   2001.........................................    1.99%    1.40%    1.40%     -3.29%   -3.29%
Alger American Growth Subaccount
   2004.........................................     N/A     1.00%    2.25%      3.12%    4.45%
   2003.........................................     N/A     1.00%    2.25%     32.12%   33.82%
   2002.........................................    0.04%    1.00%    3.00%    -33.66%   -7.97%
   2001.........................................   14.04%    1.00%    3.00%    -12.95%   13.13%
Alger American Leveraged AllCap Subaccount
   2004.........................................     N/A     1.40%    2.05%      5.73%    6.69%
   2003.........................................     N/A     1.40%    2.05%     31.54%   32.87%
   2002.........................................    0.01%    1.40%    2.05%    -34.82%   -4.68%
   2001.........................................    3.24%    1.40%    1.40%    -17.09%  -17.09%
Alger American MidCap Growth Subaccount
   2004.........................................     N/A     1.00%    2.25%     10.49%   11.92%
   2003.........................................     N/A     1.00%    2.25%     44.51%   46.33%
   2002.........................................     N/A     1.00%    3.00%    -30.24%   -1.39%
   2001.........................................   33.96%    1.00%    3.00%     -8.01%   -4.13%
Alger American Small Capitalization Subaccount
   2004.........................................     N/A     1.00%    2.25%     13.95%   15.41%
   2003.........................................     N/A     1.00%    2.25%     39.15%   40.94%
   2002.........................................     N/A     1.00%    3.00%    -26.96%    2.53%
   2001.........................................    0.05%    1.00%    3.00%    -30.78%  -13.54%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
 Subaccount
   2004.........................................    1.48%    1.00%    2.25%     10.31%   11.87%
   2003.........................................    1.04%    1.00%    2.25%     26.51%   28.07%
   2002.........................................    0.53%    1.00%    3.00%    -20.99%    1.88%
   2001.........................................    0.83%    1.00%    3.00%     -9.82%   -8.37%

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                     At December 31, 2004
                                            ---------------------------------------
                                                    Unit Fair Value
                                            Units  ----------------- Net Assets/(1)/
                                            (000s)  Lowest  Highest      (000s)
-                                           ------ -------- -------- --------------
American Century VP Value Subaccount
   2004....................................  4,051 $  8.858 $ 13.702    $ 38,174
   2003....................................  3,906    7.922   12.205      32,626
   2002....................................  3,642    6.224    9.636      23,981
   2001....................................  3,071    7.350    7.723      23,380
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets
 Subaccount
   2004....................................  3,556   12.297   14.945      46,260
   2003....................................  2,964   10.065   12.167      31,302
   2002....................................  2,581    7.203    8.660      19,348
   2001....................................  1,937    8.326    8.611      16,663
Credit Suisse Trust Global Post-Venture
 Capital Subaccount
   2004....................................  2,235    9.702   13.979      21,685
   2003....................................  2,144    8.338   12.050      17,881
   2002....................................  1,990    5.725    8.299      11,395
   2001....................................  1,586    8.818    8.818      13,982
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
   2004.................................... 11,922   12.537   14.294     168,963
   2003.................................... 11,521   11.170   12.639     144,649
   2002.................................... 10,438    9.522    9.664     100,874
   2001....................................  7,541   11.199   11.199      84,453
The Dreyfus Socially Responsible Growth
 Fund, Inc.:
Dreyfus Socially Responsible Growth
 Subaccount
   2004....................................  1,579    6.898   25.029      13,694
   2003....................................  1,698    6.585   23.801      14,313
   2002....................................  1,731    5.299   19.078      11,679
   2001....................................  1,620    7.563   27.119      15,699
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock
 Subaccount
   2004....................................     55   13.200   15.966         874
   2003/(13)/..............................     20   11.368   13.646         272
   2002....................................    N/A      N/A      N/A         N/A
   2001....................................    N/A      N/A      N/A         N/A
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount
   2004....................................    485   23.844   25.060      11,842
   2003....................................    424   23.072   23.999       9,958
   2002....................................    292   19.957   20.546       5,884
   2001....................................    323   22.326   22.736       7,226
Fidelity VIP Contrafund Subaccount
   2004....................................  2,785   13.549   33.562      89,791
   2003....................................  2,537   12.007   29.355      72,057
   2002....................................  2,401    9.558   23.079      54,054
   2001....................................  2,475   19.897   25.714      62,588
Fidelity VIP Equity Income Subaccount
   2004....................................  1,986   12.963   36.490      67,669
   2003....................................  2,149   11.893   33.046      66,628
   2002....................................  1,845    9.334   25.609      44,934
   2001....................................  1,659   22.475   31.143      50,216
Fidelity VIP Growth Subaccount
   2004....................................  1,322   12.087   47.586      59,157
   2003....................................  1,497   11.962   46.493      65,681
   2002....................................  1,600    9.210   35.347      53,797
   2001....................................  1,643   33.204   51.078      81,527
Fidelity VIP Index 500 Subaccount
   2004....................................    920   12.839  147.718     129,183
   2003....................................    879   11.875  134.882     115,587
   2002....................................    940    9.460  106.090      97,664
   2001....................................  1,087  127.922  137.840     146,877

                                              For the year ended December 31, 2004
                                            ----------------------------------------------
                                            Investment Expense Ratio/(3)/ Total Return/(4)/
                                              Income   -----------------  ----------------
                                            Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                           ---------- ------   -------   ------   -------
American Century VP Value Subaccount
   2004....................................    1.72%    1.00%    2.25%     11.81%   13.20%
   2003....................................    0.97%    1.00%    2.25%     26.12%   27.68%
   2002....................................    6.91%    1.00%    3.00%    -14.55%    1.63%
   2001....................................    0.53%    1.00%    3.00%      7.38%   11.70%
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets
 Subaccount
   2004....................................    0.27%    1.00%    2.25%     22.18%   23.69%
   2003....................................     N/A     1.00%    2.25%     39.74%   41.46%
   2002....................................    0.23%    1.00%    3.00%    -13.34%   -4.47%
   2001....................................     N/A     1.00%    3.00%    -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture
 Capital Subaccount
   2004....................................     N/A     1.40%    2.05%     15.61%   16.36%
   2003....................................     N/A     1.40%    2.05%     44.70%   45.62%
   2002....................................     N/A     1.40%    2.05%    -35.07%   -8.69%
   2001....................................     N/A     1.40%    1.40%    -29.62%  -29.62%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
   2004....................................    2.88%    1.00%    2.25%     11.71%   13.10%
   2003....................................    0.28%    1.00%    2.25%     14.94%   29.91%
   2002....................................    0.33%    1.40%    2.05%    -13.70%    1.58%
   2001....................................    0.27%    1.40%    1.40%     -4.60%   -4.60%
The Dreyfus Socially Responsible Growth
 Fund, Inc.:
Dreyfus Socially Responsible Growth
 Subaccount
   2004....................................    0.38%    1.00%    2.25%      3.81%    5.16%
   2003....................................    0.12%    1.00%    2.25%     23.23%   24.76%
   2002....................................    0.23%    1.00%    3.00%    -29.93%  -29.65%
   2001....................................    0.07%    1.00%    3.00%    -23.91%  -16.84%
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock
 Subaccount
   2004....................................    8.57%    1.00%    2.25%     15.57%   17.01%
   2003/(13)/..............................     N/A     1.00%    2.25%     17.50%   40.84%
   2002....................................     N/A      N/A      N/A        N/A      N/A
   2001....................................     N/A      N/A      N/A        N/A      N/A
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount
   2004....................................    2.69%    1.00%    2.05%      3.34%    4.42%
   2003....................................    2.71%    1.00%    2.05%     15.61%   16.81%
   2002....................................    4.03%    1.00%    2.80%    -10.56%   -9.63%
   2001....................................    5.70%    1.00%    2.80%     -5.40%   -5.05%
Fidelity VIP Contrafund Subaccount
   2004....................................    0.31%    1.00%    2.25%     12.84%   14.33%
   2003....................................    0.43%    1.00%    2.25%     25.62%   27.19%
   2002....................................    0.85%    1.00%    3.00%    -10.25%    0.22%
   2001....................................    3.63%    1.00%    3.00%    -13.68%   -5.32%
Fidelity VIP Equity Income Subaccount
   2004....................................    1.93%    1.00%    2.25%      8.99%   10.42%
   2003....................................    1.56%    1.00%    2.25%     27.42%   29.04%
   2002....................................    4.04%    1.00%    3.00%    -17.77%    0.96%
   2001....................................    5.91%    1.00%    3.00%     -6.46%   -5.90%
Fidelity VIP Growth Subaccount
   2004....................................    0.27%    1.00%    2.25%      1.05%    2.35%
   2003....................................    0.27%    1.00%    2.25%     29.88%   31.53%
   2002....................................    0.25%    1.00%    3.00%    -30.80%    0.59%
   2001....................................    6.97%    1.00%    3.00%    -19.03%  -13.14%
Fidelity VIP Index 500 Subaccount
   2004....................................    1.23%    1.00%    2.25%      7.91%    9.52%
   2003....................................    1.34%    1.00%    2.25%     25.28%   27.14%
   2002....................................    1.24%    1.00%    3.00%    -23.02%    1.56%
   2001....................................    1.10%    1.00%    3.00%    -13.75%   -9.67%

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                        At December 31, 2004
                                                -------------------------------------
                                                       Unit Fair Value
                                                Units  --------------- Net Assets/(1)/
                                                (000s) Lowest  Highest     (000s)
-                                               ------ ------- ------- --------------
Franklin Templeton Variable Insurance Products
 Trust:
Franklin Rising Dividends Securities Subaccount
   2004........................................   725  $11.962 $13.411    $ 9,672
   2003/(14)/..................................   229   12.104  12.183      2,783
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Franklin Small Cap Value Securities Subaccount
   2004........................................   183   14.056  16.232      2,958
   2003/(15)/..................................    28   13.141  13.227        376
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Franklin Strategic Income Securities Subaccount
   2004........................................   350   11.632  11.873      4,127
   2003/(16)/..................................   144   10.833  10.904      1,571
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Franklin U.S. Government Subaccount
   2004........................................ 1,315   10.056  10.320     13,428
   2003/(17)/.................................. 1,163    9.938  10.003     11,628
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Franklin Zero Coupon 2010 Subaccount
   2004........................................ 1,127   10.132  10.521     11,591
   2003/(18)/.................................. 1,056    9.919   9.984     10,535
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Mutual Discovery Securities Subaccount
   2004........................................   511   13.159  14.544      7,396
   2003/(19)/..................................   117   12.327  12.408      1,447
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Mutual Shares Securities Subaccount
   2004........................................   192   12.294  13.406      2,561
   2003/(20)/..................................    76   11.923  12.002        911
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A
Templeton Developing Markets Securities
 Subaccount
   2004........................................   250   15.106  17.925      4,447
   2003........................................    82   13.164  14.493      1,177
   2002........................................     3    8.725   8.725         29
   2001........................................     3    8.860   8.860         30
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund Subaccount
   2004........................................   682    7.974  11.641      7,724
   2003........................................   773    6.686   9.661      7,287
   2002........................................   807    4.635   6.628      5,236
   2001........................................   713    7.247   7.384      5,432
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
   2004........................................   269   17.540  18.489      4,827
   2003........................................   228   15.889  16.576      3,684
   2002........................................   242   12.422  12.826      3,033
   2001........................................   257   12.958  13.232      3,252
J.P. Morgan Series Trust II:
JPMorgan International Equity Subaccount/(21)/
   2004........................................ 1,993   13.664  15.583     30,771
   2003/(22)/.................................. 1,420   13.188  13.275     18,835
   2002........................................   N/A      N/A     N/A        N/A
   2001........................................   N/A      N/A     N/A        N/A

                                                  For the year ended December 31, 2004
                                                ----------------------------------------------
                                                Investment Expense Ratio/(3)/ Total Return/(4)/
                                                  Income   -----------------  ----------------
                                                Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                               ---------- ------   -------   ------   -------
Franklin Templeton Variable Insurance Products
 Trust:
Franklin Rising Dividends Securities Subaccount
   2004........................................    1.78%    1.00%    2.25%      8.55%    9.90%
   2003/(14)/..................................    0.40%    1.00%    2.25%     21.85%   23.05%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Franklin Small Cap Value Securities Subaccount
   2004........................................    0.12%    1.00%    2.25%     21.02%   22.52%
   2003/(15)/..................................    0.00%    1.00%    2.25%     29.22%   30.49%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Franklin Strategic Income Securities Subaccount
   2004........................................    3.46%    1.00%    2.25%      7.37%    8.71%
   2003/(16)/..................................    0.19%    1.00%    2.25%     17.46%   18.62%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Franklin U.S. Government Subaccount
   2004........................................    5.59%    1.00%    2.25%      1.19%    2.45%
   2003/(17)/..................................    0.03%    1.00%    2.25%     -0.04%    0.95%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   2004........................................    5.40%    1.00%    2.25%      2.15%    3.42%
   2003/(18)/..................................    0.03%    1.00%    2.25%      1.13%    2.13%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Mutual Discovery Securities Subaccount
   2004........................................    0.88%    1.00%    2.25%     15.59%   17.02%
   2003/(19)/..................................    0.07%    1.00%    2.25%     26.15%   27.40%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Mutual Shares Securities Subaccount
   2004........................................    0.76%    1.00%    2.25%     10.15%   11.51%
   2003/(20)/..................................    0.11%    1.00%    2.25%     22.40%   23.60%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A
Templeton Developing Markets Securities
 Subaccount
   2004........................................    1.56%    1.00%    2.25%     21.96%   23.47%
   2003........................................    0.17%    1.00%    2.25%     49.66%   51.12%
   2002........................................     N/A     1.40%    1.40%     -1.53%   -1.53%
   2001........................................     N/A     1.40%    1.40%    -12.68%  -12.68%
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund Subaccount
   2004........................................    0.82%    1.00%    2.05%     19.26%   20.50%
   2003........................................     N/A     1.00%    2.05%     44.25%   45.75%
   2002........................................     N/A     1.00%    2.80%    -11.15%  -10.23%
   2001........................................   21.69%    1.00%    2.80%    -11.67%  -11.31%
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
   2004........................................    0.83%    1.00%    2.05%     10.39%   11.55%
   2003........................................     N/A     1.00%    2.05%     27.91%   29.24%
   2002........................................    0.19%    1.00%    2.80%     -4.06%   -3.07%
   2001........................................     N/A     1.00%    2.80%    -17.13%  -16.77%
J.P. Morgan Series Trust II:
JPMorgan International Equity Subaccount/(21)/
   2004........................................    0.52%    1.00%    2.25%     15.76%   17.20%
   2003/(22)/..................................     N/A     1.00%    2.25%     29.53%   30.81%
   2002........................................     N/A      N/A      N/A        N/A      N/A
   2001........................................     N/A      N/A      N/A        N/A      N/A

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                    At December 31, 2004             For the year ended December 31, 2004
                                            -------------------------------------  ----------------------------------------------
                                                   Unit Fair Value                 Investment Expense Ratio/(3)/ Total Return/(4)/
                                            Units  --------------- Net Assets/(1)/   Income   -----------------  ----------------
                                            (000s) Lowest  Highest     (000s)      Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                           ------ ------- ------- --------------  ---------- ------   -------   ------   -------
JPMorgan MidCap Value Subaccount
   2004....................................    848 $13.158 $14.799    $ 12,457        0.27%    1.00%    2.25%     18.39%   19.86%
   2003/(23)/..............................    107  12.246  12.327       1,322         N/A     1.00%    2.25%     26.78%   28.03%
   2002....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
JPMorgan Small Company Subaccount
   2004....................................    667  15.237  17.863      11,629         N/A     1.00%    2.25%     24.37%   25.91%
   2003....................................    719  12.228  14.187       9,961         N/A     1.00%    2.25%     32.99%   34.63%
   2002....................................    800   9.176  10.538       8,265        0.24%    1.00%    3.00%    -22.43%    0.82%
   2001....................................    803  12.972  13.584      10,764        0.03%    1.00%    3.00%     -9.54%   -3.47%
Janus Aspen Series:
Janus Aspen Balanced Subaccount
   2004....................................  4,095  11.631  31.181     123,365        2.12%    1.00%    2.25%      6.11%    7.45%
   2003....................................  4,946  10.961  29.019     139,284        2.20%    1.00%    2.25%     11.44%   12.92%
   2002....................................  5,660   9.836  25.699     141,809        2.44%    1.00%    3.00%     -7.37%    0.33%
   2001....................................  5,930  22.896  27.744     161,184        2.59%    1.00%    3.00%     -6.17%   -4.07%
Janus Aspen Capital Appreciation Subaccount
   2004....................................    165   9.750   9.750       1,612        0.24%    1.40%    1.40%     16.59%   16.59%
   2003....................................    187   8.362   8.362       1,562        0.48%    1.40%    1.40%     18.87%   18.87%
   2002....................................    193   7.035   7.035       1,356        0.59%    1.40%    1.40%    -16.84%  -16.84%
   2001....................................    242   8.459   8.459       2,043        1.17%    1.40%    1.40%    -23.67%  -23.67%
Janus Aspen Growth Subaccount
   2004....................................  2,807  12.064  23.082      62,882        0.13%    1.00%    2.25%      2.10%    3.48%
   2003....................................  3,904  11.815  22.305      84,379        0.07%    1.00%    2.25%     28.84%   30.43%
   2002....................................  9,555   7.687  17.102     110,021         N/A     1.00%    3.00%    -27.24%  -16.12%
   2001.................................... 12,249  10.607  23.504     189,564        0.25%    1.00%    3.00%    -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount
   2004....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2003/(24)/..............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2002....................................  3,720  11.570  11.570      43,040        0.77%    1.40%    1.40%    -22.62%  -22.62%
   2001....................................  4,984  14.953  14.953      74,529        1.32%    1.40%    1.40%    -14.57%  -14.57%
Janus Aspen Mid Cap Growth Subaccount
   2004....................................  2,358  14.796  27.976      64,102         N/A     1.00%    2.25%     18.05%   19.55%
   2003....................................  2,722  12.534  23.401      62,097         N/A     1.00%    2.25%     32.06%   33.77%
   2002....................................  3,312   9.491  17.494      56,666         N/A     1.00%    3.00%    -28.65%    1.24%
   2001....................................  3,396  21.725  24.518      81,659         N/A     1.00%    3.00%    -40.63%  -23.00%
Janus Aspen Worldwide Growth Subaccount
   2004....................................  3,840  11.160  29.621     110,482        0.95%    1.00%    2.25%      2.42%    3.74%
   2003....................................  4,891  10.896  28.553     136,089        1.06%    1.00%    2.25%     21.20%   22.76%
   2002....................................  5,892   8.991  23.259     134,031        0.86%    1.00%    3.00%    -26.24%   -3.80%
   2001....................................  6,855  28.344  31.533     212,598        0.45%    1.00%    3.00%    -23.77%  -16.33%
Janus Aspen Mid Cap Value Subaccount/(25)/
   2004....................................    154  13.405  15.647       2,403        1.85%    1.00%    2.25%     15.20%   16.63%
   2003/(26)/..............................     29  13.307  13.394         395        0.00%    1.00%    2.25%     33.14%   39.04%
   2002....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
Janus Aspen Small Company Value
 Subaccount/(27)/
   2004....................................    109  12.911  15.747       1,702        5.45%    1.00%    2.25%     15.48%   16.91%
   2003/(28)/..............................     68  13.359  13.447         916         N/A     1.00%    2.25%     38.98%   40.35%
   2002....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
One Group Investment Trust:
One Group Investment Trust Bond Subaccount
   2004/(29)/..............................      0  10.149  10.253           2         N/A     1.25%    2.25%      1.84%    2.84%
   2003....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2002....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
One Group Investment Trust Government Bond
 Subaccount
   2004/(30)/..............................      0  10.190  10.295          --         N/A     1.25%    2.25%      2.33%    3.35%
   2003....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2002....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001....................................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                      At December 31, 2004
                                              -------------------------------------
                                                     Unit Fair Value
                                              Units  --------------- Net Assets/(1)/
                                              (000s) Lowest  Highest     (000s)
-                                             ------ ------- ------- --------------
One Group Investment Trust Balanced
 Subaccount
   2004/(31)/................................     0  $10.462 $10.569    $     3
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
One Group Investment Trust Large Cap Growth
 Subaccount
   2004/(32)/................................     3   10.596  10.705         28
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
One Group Investment Trust Equity Index
 Subaccount
   2004/(33)/................................     3   11.009  11.150         30
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
One Group Investment Trust Diversified Equity
 Subaccount
   2004/(34)/................................ 1,342   10.686  10.823     14,477
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
One Group Investment Trust Mid Cap Growth
 Subaccount
   2004/(35)/................................     3   11.125  11.268         37
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
One Group Investment Trust Diversified Mid
 Cap Subaccount
   2004/(36)/................................     4   11.327  11.472         44
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
One Group Investment Trust Mid Cap Value
 Subaccount
   2004/(37)/................................   498   11.434  11.581      5,741
   2003......................................   N/A      N/A     N/A        N/A
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
   2004......................................    80   11.892  14.236      1,131
   2003/(38)/................................    24   11.941  12.019        292
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
Oppenheimer Capital Appreciation Subaccount
   2004......................................   336   11.590  13.034      4,356
   2003/(39)/................................   127   12.247  12.327      1,571
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
Oppenheimer Global Securities Subaccount
   2004...................................... 1,486   14.035  16.695     24,671
   2003/(40)/................................   517   14.069  14.161      7,318
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A
Oppenheimer High Income Subaccount
   2004......................................   223   11.704  11.947      2,652
   2003/(41)/................................    71   11.007  11.080        785
   2002......................................   N/A      N/A     N/A        N/A
   2001......................................   N/A      N/A     N/A        N/A

                                                For the year ended December 31, 2004
                                              ----------------------------------------------
                                              Investment Expense Ratio/(3)/ Total Return/(4)/
                                                Income   -----------------  ----------------
                                              Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                             ---------- ------   -------   ------   -------
One Group Investment Trust Balanced
 Subaccount
   2004/(31)/................................     N/A     1.25%    2.25%     3.40%     4.42%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
One Group Investment Trust Large Cap Growth
 Subaccount
   2004/(32)/................................     N/A     1.25%    2.25%     4.69%     5.72%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
One Group Investment Trust Equity Index
 Subaccount
   2004/(33)/................................     N/A     1.00%    2.25%     7.91%     9.24%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
One Group Investment Trust Diversified Equity
 Subaccount
   2004/(34)/................................     N/A     1.00%    2.25%     4.68%     5.98%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
One Group Investment Trust Mid Cap Growth
 Subaccount
   2004/(35)/................................     N/A     1.00%    2.25%    10.13%    11.50%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
One Group Investment Trust Diversified Mid
 Cap Subaccount
   2004/(36)/................................     N/A     1.00%    2.25%    11.90%    13.28%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
One Group Investment Trust Mid Cap Value
 Subaccount
   2004/(37)/................................     N/A     1.00%    2.25%    12.85%    14.25%
   2003......................................     N/A      N/A      N/A       N/A       N/A
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
   2004......................................     N/A     1.00%    2.25%    16.80%    18.25%
   2003/(38)/................................     N/A     1.00%    2.25%    22.68%    23.89%
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
Oppenheimer Capital Appreciation Subaccount
   2004......................................    0.20%    1.00%    2.25%     4.26%     5.56%
   2003/(39)/................................     N/A     1.00%    2.25%    27.82%    29.08%
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
Oppenheimer Global Securities Subaccount
   2004......................................    0.81%    1.00%    2.25%    16.26%    17.70%
   2003/(40)/................................     N/A     1.00%    2.25%    39.72%    41.10%
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A
Oppenheimer High Income Subaccount
   2004......................................    3.80%    1.00%    2.25%     6.33%     7.65%
   2003/(41)/................................     N/A     1.00%    2.25%    21.07%    22.27%
   2002......................................     N/A      N/A      N/A       N/A       N/A
   2001......................................     N/A      N/A      N/A       N/A       N/A

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                               At December 31, 2004             For the year ended December 31, 2004
                                       -------------------------------------  ----------------------------------------------
                                              Unit Fair Value                 Investment Expense Ratio/(3)/ Total Return/(4)/
                                       Units  --------------- Net Assets/(1)/   Income   -----------------  ----------------
                                       (000s) Lowest  Highest     (000s)      Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                      ------ ------- ------- --------------  ---------- ------   -------   ------   -------
Oppenheimer Main Street Subaccount
   2004...............................    244 $11.955 $13.109    $  3,177        0.64%    1.00%    2.25%      6.74%    8.06%
   2003/(42)/.........................    119  12.032  12.111       1,435         N/A     1.00%    2.25%     23.66%   24.88%
   2002...............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001...............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
Oppenheimer Main Street Small Cap
 Subaccount
   2004...............................    557  13.396  16.226       8,965         N/A     1.00%    2.25%     16.55%   18.00%
   2003/(43)/.........................    241  13.639  13.729       3,309         N/A     1.00%    2.25%     41.07%   42.46%
   2002...............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001...............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
Oppenheimer Strategic Bond Subaccount
   2004...............................    943  11.404  11.640      10,907        1.79%    1.00%    2.25%      6.04%    7.36%
   2003/(44)/.........................    127  10.754  10.825       1,370         N/A     1.00%    2.25%     14.58%   15.71%
   2002...............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
   2001...............................    N/A     N/A     N/A         N/A         N/A      N/A      N/A        N/A      N/A
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
   2004...............................     19  12.432  12.432         236        4.26%    1.40%    1.40%      4.10%    4.10%
   2003...............................     18  11.943  11.943         220        2.79%    1.40%    1.40%      0.86%    0.86%
   2002...............................     18  11.841  11.841         210        4.34%    1.40%    1.40%      6.68%    6.68%
   2001...............................     35  11.099  11.099         389        4.37%    1.40%    1.40%      6.77%    6.77%
PIMCO Low Duration Subaccount
   2004...............................     17  12.164  12.164         204        1.54%    1.40%    1.40%      0.44%    0.44%
   2003...............................     18  12.110  12.110         214        1.80%    1.40%    1.40%      0.93%    0.93%
   2002...............................     19  11.998  11.998         231        3.94%    1.40%    1.40%      5.57%    5.57%
   2001...............................     24  11.366  11.366         278        6.16%    1.40%    1.40%      6.73%    6.73%
Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
   2004...............................  5,703   5.077  12.871      28,956         N/A     1.40%    2.05%      8.37%    9.33%
   2003...............................  6,040   4.644  11.836      28,050         N/A     1.40%    2.05%     27.77%   29.07%
   2002...............................  5,790   3.598   9.232      20,833         N/A     1.40%    2.05%    -42.07%   -1.78%
   2001...............................  4,197   6.211   6.211      26,068         N/A     1.40%    1.40%    -24.15%  -24.15%
Scudder Bond Subaccount
   2004...............................    861   7.900  12.689       7,237        4.05%    1.00%    2.25%      3.06%    4.33%
   2003...............................  1,053   7.647  12.210       8,499        5.99%    1.00%    2.25%      2.75%    4.02%
   2002...............................  2,214   7.424  11.785      17,198        6.35%    1.00%    3.00%      5.54%    6.17%
   2001...............................  1,834   7.034  11.100      13,450        3.25%    1.00%    3.00%      2.42%    5.47%
Scudder Capital Growth Subaccount
   2004...............................  5,815   9.493  19.410      56,134        0.52%    1.00%    2.25%      5.39%    6.91%
   2003...............................  5,444   8.914  18.155      49,512        0.40%    1.00%    2.25%     23.98%   25.63%
   2002...............................  5,041   7.124  14.451      36,569        0.35%    1.00%    3.00%    -29.89%  -24.13%
   2001...............................  4,352  10.201  20.611      45,339        9.97%    1.00%    3.00%    -20.72%  -14.48%
Scudder Global Discovery Subaccount
   2004...............................  7,842  16.127  16.650     126,466        0.24%    1.40%    2.05%     20.64%   21.64%
   2003...............................  7,393  13.257  13.753      98,017        0.09%    1.40%    2.05%     45.78%   47.03%
   2002...............................  7,117   9.017   9.402      64,171         N/A     1.40%    2.05%    -17.62%   -6.11%
   2001...............................  6,536  11.412  11.412      74,591        1.60%    1.40%    1.40%    -25.64%  -25.64%
Scudder Growth and Income Subaccount
   2004...............................  5,667   8.778  12.457      49,809        0.76%    1.40%    2.05%      7.57%    8.64%
   2003...............................  5,799   8.080  11.541      46,914        0.99%    1.40%    2.05%     24.01%   24.99%
   2002...............................  5,766   6.464   9.274      37,291        1.06%    1.40%    2.05%    -24.19%   -0.70%
   2001...............................  5,114   8.527   8.693      43,629        2.74%    1.40%    1.40%    -13.30%  -12.52%
Scudder Health Sciences Subaccount
   2004...............................  7,282  11.403  15.333      83,046         N/A     1.40%    2.05%      6.97%    8.08%
   2003...............................  7,059  10.551  14.285      74,488         N/A     1.40%    2.05%     30.54%   31.86%
   2002...............................  6,232   8.002  10.906      49,863         N/A     1.40%    2.05%    -24.16%    1.28%
   2001...............................  4,222  10.551  10.551      44,542         N/A     1.40%    1.40%      5.51%    5.51%
Scudder International Subaccount
   2004............................... 11,356   9.199  12.728     106,311        1.25%    1.00%    2.25%     13.90%   15.37%
   2003............................... 11,326   8.005  11.137      92,299        0.76%    1.00%    2.25%     24.94%   26.49%
   2002............................... 12,444   6.354   8.882      83,409        0.88%    1.00%    3.00%    -19.49%  -17.17%
   2001............................... 10,083   7.892  10.723      82,158       16.43%    1.00%    3.00%    -32.11%  -23.44%

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                        At December 31, 2004
                                               --------------------------------------
                                                       Unit Fair Value
                                               Units   --------------- Net Assets/(1)/
                                               (000s)  Lowest  Highest     (000s)
-                                              ------- ------- ------- --------------
Scudder Money Market Subaccount
   2004.......................................      14 $10.667 $10.667    $    149
   2003.......................................      12  10.393  10.721         133
   2002.......................................       3  10.308  10.783          30
   2001.......................................       6  10.773  10.773          65
Scudder Variable Series II:
Scudder Aggressive Growth Subaccount
   2004.......................................   3,665   9.290  13.148      34,058
   2003.......................................   3,915   9.066  12.906      35,503
   2002.......................................   4,070   6.853   9.837      27,890
   2001.......................................   3,999  10.022  10.022      40,084
Scudder Blue Chip Subaccount
   2004.......................................  17,892   1.290  13.285     158,659
   2003.......................................  18,296   1.126  11.690     137,127
   2002.......................................  16,215   0.896   9.379      78,102
   2001.......................................  16,826   1.164   9.680      97,162
Scudder Fixed Income Subaccount
   2004.......................................  14,835   1.260  12.943      92,790
   2003.......................................  16,883   1.233  12.556      98,747
   2002.......................................  17,704   1.188  12.110      99,482
   2001.......................................  15,452   1.135  11.369      64,981
Scudder Global Blue Chip Subaccount
   2004.......................................   2,999  12.007  12.007      36,009
   2003.......................................   2,918  10.609  11.817      30,965
   2002.......................................   2,745   8.331   9.319      22,865
   2001.......................................   2,280  10.029  10.029      22,866
Scudder Government & Agency Securities
 Subaccount/(45)/
   2004.......................................  29,192   1.306  13.080     134,445
   2003.......................................  37,820   1.287  12.784     163,000
   2002.......................................  50,525   1.275  12.676     237,363
   2001.......................................  41,648   1.218  11.896     160,645
Scudder Growth Subaccount
   2004.......................................  45,208   1.739  11.865     216,809
   2003.......................................  53,620   1.675  11.517     239,685
   2002.......................................  54,587   1.360   9.431     178,843
   2001.......................................  65,583   1.951   8.272     302,393
Scudder High Income Subaccount
   2004.......................................  33,615   1.052  13.774     229,629
   2003.......................................  40,437   0.957  12.499     235,030
   2002.......................................  40,754   0.778  10.239     179,672
   2001.......................................  45,274   0.805   9.271     189,316
Scudder International Select Equity Subaccount
   2004.......................................  34,689   1.932  13.568     125,666
   2003.......................................  33,625   1.667  11.710      96,753
   2002.......................................  36,850   1.299   9.202      75,047
   2001.......................................  39,653   1.547   7.918      72,774
Scudder Large Cap Value Subaccount/(46)/
   2004.......................................  30,700   2.099  12.988     163,457
   2003.......................................  32,630   1.946  11.965     149,054
   2002.......................................  35,977   1.484   9.162     113,597
   2001.......................................  39,433   1.799  10.913     128,715
Scudder Money Market Subaccount
   2004.......................................  26,603   0.972  11.181     135,778
   2003.......................................  34,208   0.984  12.143     181,973
   2002.......................................  54,362   0.990  12.056     306,311
   2001....................................... 128,799   1.008  11.894     407,432
Scudder Small Cap Growth Subaccount
   2004.......................................  38,500   1.163  13.680     144,539
   2003.......................................  44,561   1.072  12.586     141,216
   2002.......................................  45,002   0.817   9.660     100,125
   2001.......................................  49,609   1.267   9.348     152,170

                                                 For the year ended December 31, 2004
                                               ----------------------------------------------
                                               Investment Expense Ratio/(3)/ Total Return/(4)/
                                                 Income   -----------------  ----------------
                                               Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                              ---------- ------   -------   ------   -------
Scudder Money Market Subaccount
   2004.......................................    0.91%    1.40%    1.40%     -0.50%   -0.50%
   2003.......................................    1.23%    1.40%    1.40%     -0.58%    0.82%
   2002.......................................     N/A     1.40%    1.40%      0.09%    1.49%
   2001.......................................    4.26%    1.40%    1.40%      2.41%    2.41%
Scudder Variable Series II:
Scudder Aggressive Growth Subaccount
   2004.......................................     N/A     1.40%    2.05%      1.52%    2.47%
   2003.......................................     N/A     1.40%    2.05%     30.75%   32.29%
   2002.......................................    0.45%    1.40%    2.05%    -27.08%   -1.85%
   2001.......................................    0.85%    1.40%    1.40%    -22.84%  -22.84%
Scudder Blue Chip Subaccount
   2004.......................................    0.62%    1.25%    2.05%     12.03%   14.60%
   2003.......................................    0.70%    1.25%    2.05%     24.22%   25.68%
   2002.......................................    0.40%    1.25%    2.05%    -23.08%   -3.11%
   2001.......................................    0.36%    1.25%    1.40%    -16.97%  -16.86%
Scudder Fixed Income Subaccount
   2004.......................................    5.25%    1.00%    2.25%      2.01%    3.49%
   2003.......................................    3.70%    1.00%    2.25%      2.65%    4.09%
   2002.......................................    3.12%    1.00%    3.00%      5.63%    6.52%
   2001.......................................    3.41%    1.00%    3.00%      2.24%    4.66%
Scudder Global Blue Chip Subaccount
   2004.......................................    1.17%    1.40%    1.40%     13.18%   13.18%
   2003.......................................    0.34%    1.40%    2.05%     26.38%   27.35%
   2002.......................................    0.65%    1.40%    2.05%    -10.43%   -7.08%
   2001.......................................    2.07%    1.40%    1.40%      1.40%    1.40%
Scudder Government & Agency Securities
 Subaccount/(45)/
   2004.......................................    3.59%    1.00%    2.25%      1.28%    2.72%
   2003.......................................    5.36%    1.00%    2.25%     -0.22%    1.24%
   2002.......................................    3.09%    1.00%    3.00%      5.67%    6.56%
   2001.......................................    3.48%    1.00%    3.00%      3.52%    6.64%
Scudder Growth Subaccount
   2004.......................................    0.27%    1.00%    2.25%      2.66%    4.10%
   2003.......................................    0.12%    1.00%    2.25%     21.70%   23.48%
   2002.......................................     N/A     1.00%    3.00%    -30.28%    0.73%
   2001.......................................    8.78%    1.00%    3.00%    -23.67%  -14.32%
Scudder High Income Subaccount
   2004.......................................    7.16%    1.00%    2.25%      9.82%   11.30%
   2003.......................................    8.06%    1.00%    2.25%     21.65%   23.39%
   2002.......................................    9.68%    1.00%    3.00%     -2.50%    5.29%
   2001.......................................   11.65%    1.00%    3.00%     -2.72%    1.61%
Scudder International Select Equity Subaccount
   2004.......................................    0.97%    1.00%    2.05%     15.47%   17.07%
   2003.......................................    1.12%    1.00%    2.05%     26.83%   28.54%
   2002.......................................    0.42%    1.00%    2.80%    -15.22%   -1.69%
   2001.......................................   16.11%    1.00%    2.80%    -25.53%  -25.18%
Scudder Large Cap Value Subaccount/(46)/
   2004.......................................    1.52%    1.00%    2.05%      7.44%    8.98%
   2003.......................................    1.80%    1.00%    2.05%     29.54%   31.28%
   2002.......................................    1.57%    1.00%    2.80%    -16.69%  -16.05%
   2001.......................................    1.50%    1.00%    2.80%      0.46%    0.85%
Scudder Money Market Subaccount
   2004.......................................    0.99%    1.00%    2.25%     -1.31%   -0.09%
   2003.......................................    0.77%    1.00%    2.25%     -1.50%    0.72%
   2002.......................................    1.39%    1.00%    3.00%     -0.86%    1.36%
   2001.......................................    3.31%    1.00%    3.00%      0.94%    3.85%
Scudder Small Cap Growth Subaccount
   2004.......................................     N/A     1.00%    2.25%      8.31%    9.92%
   2003.......................................     N/A     1.00%    2.25%     29.85%   31.63%
   2002.......................................     N/A     1.00%    3.00%    -34.93%    1.94%
   2001.......................................   12.86%    1.00%    3.00%    -32.12%  -16.19%

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                 At December 31, 2004             For the year ended December 31, 2004
                                         -------------------------------------  ----------------------------------------------
                                                Unit Fair Value                 Investment Expense Ratio/(3)/ Total Return/(4)/
                                         Units  --------------- Net Assets/(1)/   Income   -----------------  ----------------
                                         (000s) Lowest  Highest     (000s)      Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                        ------ ------- ------- --------------  ---------- ------   -------   ------   -------
Scudder Strategic Income Subaccount
   2004.................................  2,702 $ 1.375 $13.108    $ 30,732        4.27%    1.25%    2.05%      6.09%    7.25%
   2003.................................  2,474   1.282  12.239      28,082        1.47%    1.25%    2.05%      5.43%    6.52%
   2002.................................  2,400   1.204  11.507      24,573        2.28%    1.25%    1.40%      9.77%    9.93%
   2001.................................  1,574   1.095  10.483      11,501        0.61%    1.25%    1.40%      3.78%    3.92%
Scudder Technology Growth Subaccount
   2004................................. 24,947   0.833  13.362     145,056         N/A     1.00%    2.25%     -0.57%    0.91%
   2003................................. 25,760   0.835  13.392     153,801         N/A     1.00%    2.25%     43.25%   45.15%
   2002................................. 28,007   0.575   9.317     145,624        0.11%    1.00%    3.00%    -36.79%    2.62%
   2001................................. 25,462   0.920   9.079     217,576        0.18%    1.00%    3.00%    -33.63%   -7.58%
Scudder Total Return Subaccount
   2004................................. 65,001   1.995  11.649     416,701        1.65%    1.00%    2.25%      4.22%    5.73%
   2003................................. 74,476   1.892  11.138     440,847        3.06%    1.00%    2.25%     15.19%   16.77%
   2002................................. 83,840   1.624   9.636     416,026        2.89%    1.00%    3.00%    -16.22%   -9.23%
   2001................................. 99,886   1.939  10.615     566,841        6.75%    1.00%    3.00%     -7.39%   -5.62%
SVS Davis Venture Value Subaccount
   2004................................. 18,366  11.038  13.475     202,796        0.41%    1.40%    2.05%      9.17%   10.28%
   2003................................. 16,169  10.008  12.301     161,895        0.48%    1.40%    2.05%     26.82%   28.05%
   2002................................. 14,493   7.816   9.666     113,303        0.15%    1.40%    2.05%    -16.95%    1.47%
   2001.................................  9,293   9.412   9.412      87,458         N/A     1.40%    1.40%     -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
   2004.................................  5,795  13.075  13.860      80,309        1.52%    1.40%    2.05%      9.25%   10.46%
   2003.................................  5,779  11.968  12.548      72,507        1.40%    1.40%    2.05%     25.16%   26.37%
   2002.................................  5,697   9.562   9.930      56,572        0.88%    1.40%    2.05%     -9.78%   -0.02%
   2001.................................  4,691  11.006  11.006      51,630        0.97%    1.40%    1.40%     -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
   2004................................. 35,450  13.617  14.036     497,541        1.58%    1.40%    2.05%     11.34%   12.48%
   2003................................. 34,882  12.230  12.479     435,250        1.88%    1.40%    2.05%     28.85%   30.11%
   2002................................. 33,048   9.436   9.591     316,953        1.39%    1.40%    2.05%    -19.17%   -1.19%
   2001................................. 23,638  11.674  11.865     280,450        0.60%    1.40%    1.40%     -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
   2004................................. 42,968   1.918  17.002     308,558        0.82%    1.00%    2.25%     23.00%   24.78%
   2003................................. 39,751   1.553  13.660     222,551        2.27%    1.00%    2.25%     34.84%   40.63%
   2002................................. 43,904   1.116   8.945     149,053        0.41%    1.00%    2.80%    -13.13%  -12.10%
   2001................................. 33,983   1.285  10.177     113,833         N/A     1.00%    2.80%     16.04%   16.49%
SVS Eagle Focused Large Cap Growth
 Subaccount
   2004.................................  7,163   8.339  11.317      59,773         N/A     1.40%    2.05%     -0.53%    0.45%
   2003.................................  7,149   8.302  11.339      59,386         N/A     1.40%    2.05%     23.61%   24.79%
   2002.................................  6,095   6.652   9.142      40,566         N/A     1.40%    2.05%    -28.35%   -2.40%
   2001.................................  4,046   9.367   9.367      37,898         N/A     1.40%    1.40%    -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
   2004................................. 13,382   1.583  13.286      55,062        0.81%    1.00%    2.05%      8.68%   10.23%
   2003................................. 14,973   1.451  12.183      53,599        0.77%    1.00%    2.05%     29.63%   31.35%
   2002................................. 16,459   1.106   9.366      39,194        0.56%    1.00%    2.80%    -27.38%   -4.81%
   2001................................. 18,875   1.538   9.839      51,767        6.41%    1.00%    2.80%    -15.56%  -15.21%
SVS Index 500 Subaccount
   2004................................. 25,792   8.699  12.834     224,389        0.96%    1.40%    2.05%      7.77%    8.86%
   2003................................. 25,469   7.991  11.868     203,544        1.05%    1.40%    2.05%     25.01%   26.16%
   2002................................. 23,118   6.334   9.461     146,428        0.55%    1.40%    2.05%    -23.41%    1.62%
   2001................................. 17,576   8.270   8.270     145,352        0.29%    1.40%    1.40%    -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
   2004.................................  3,179   8.770  13.975      27,892         N/A     1.40%    2.05%      9.20%   10.47%
   2003.................................  3,310   7.939  12.753      26,296         N/A     1.40%    2.05%     32.54%   33.66%
   2002.................................  3,074   5.940   9.589      18,257         N/A     1.40%    2.05%    -31.87%    4.47%
   2001.................................  2,256   8.718   8.718      19,666         N/A     1.40%    1.40%    -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
   2004................................. 16,003   8.062  12.345     129,027         N/A     1.40%    2.05%      8.85%    9.97%
   2003................................. 17,467   7.331  11.302     128,062        0.70%    1.40%    2.05%     21.46%   22.66%
   2002................................. 17,677   5.952   9.235     105,208        0.66%    1.40%    2.05%    -21.65%   -0.56%
   2001................................. 13,923   7.597   7.597     105,768        0.42%    1.40%    1.40%    -13.50%  -13.50%

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                                                  At December 31, 2004             For the year ended December 31, 2004
                                          -------------------------------------  ----------------------------------------------
                                                 Unit Fair Value                 Investment Expense Ratio/(3)/ Total Return/(4)/
                                          Units  --------------- Net Assets/(1)/   Income   -----------------  ----------------
                                          (000s) Lowest  Highest     (000s)      Ratio/(2)/ Lowest   Highest   Lowest   Highest
-                                         ------ ------- ------- --------------  ---------- ------   -------   ------   -------
SVS Janus Growth Opportunities Subaccount
   2004.................................. 15,327 $ 5.904 $13.152    $90,502          N/A     1.40%    2.05%      9.95%   11.02%
   2003.................................. 16,951   5.318  11.920     90,163          N/A     1.40%    2.05%     23.71%   24.99%
   2002.................................. 17,795   4.255   9.603     75,716          N/A     1.40%    2.05%    -31.58%    1.35%
   2001.................................. 15,117   6.219   6.219     94,012          N/A     1.40%    1.40%    -24.75%  -24.75%
SVS MFS Strategic Value Subaccount
   2004..................................      3  13.538  13.654         38         0.13%    1.70%    2.05%     15.03%   15.43%
   2003/(47)/............................      2  11.769  11.829         28          N/A     1.70%    2.05%     23.81%   24.24%
   2002..................................    N/A     N/A     N/A        N/A          N/A      N/A      N/A        N/A      N/A
   2001..................................    N/A     N/A     N/A        N/A          N/A      N/A      N/A        N/A      N/A
SVS Oak Strategic Equity Subaccount
   2004..................................  8,548   6.604  13.112     56,495          N/A     1.40%    2.05%     -1.15%   -0.09%
   2003..................................  9,193   6.610  13.219     60,811          N/A     1.40%    2.05%     46.14%   47.72%
   2002..................................  7,019   4.474   9.015     31,408          N/A     1.40%    2.05%    -40.57%    1.52%
   2001..................................  4,707   7.529   7.529     35,442          N/A     1.40%    1.40%    -24.71%  -24.71%
SVS Turner Mid-Cap Growth Subaccount
   2004.................................. 10,139   9.369  14.961     94,997          N/A     1.40%    2.05%      8.41%    9.50%
   2003..................................  9,951   8.556  13.753     85,147          N/A     1.40%    2.05%     45.11%   46.45%
   2002..................................  7,947   5.842   9.446     46,432          N/A     1.40%    2.05%    -33.21%    0.48%
   2001..................................  4,649   8.748   8.748     40,665          N/A     1.40%    1.40%    -12.52%  -12.52%
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
   2004..................................      0  15.911  16.002          6         0.77%    1.70%    2.05%     28.10%   28.54%
   2003/(48)/............................      1  12.421  12.449         16          N/A     1.70%    2.05%     24.21%   24.49%
   2002..................................    N/A     N/A     N/A        N/A          N/A      N/A      N/A        N/A      N/A
   2001..................................    N/A     N/A     N/A        N/A          N/A      N/A      N/A        N/A      N/A

--------
/(1)/ Net Assets equals Contract Owners' Equity.

/(2)/ This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

/(3)/ This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

/(4)/ Total return is calculated using the beginning and ending unit value
      (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

/(5)/ Effective October 15, 2004, fund name was changed to AIM Variable
      Insurance Funds from INVESCO Variable Investment Funds, Inc.

/(6)/ Effective October 15, 2004, name was changed to AIM V.I. Financial
      Services Fund Subaccount from INVESCO VIF-Financial Services Subaccount.

/(7)/ For the period (commencement of operations): May 2, 2003 to December 31,
      2003--AIM V.I. Financial Services Fund Subaccount.

/(8)/ Effective October 15, 2004, name was changed to AIM V.I. Health Sciences
      Subaccount from INVESCO VIF-Health Sciences Subaccount.

/(9)/ For the period (commencement of operations): May 6, 2003 to December 31,
      2003--AIM V.I. Health Sciences Subaccount.

/(10)/ Effective October 15, 2004, name was changed to AIM V.I. Real Estate
       Subaccount from INVESCO VIF-Real Estate Opportunity Subaccount.

/(11)/ For the period (commencement of operations): May 8, 2003 to December 31,
       2003--AIM V.I. Real Estate Fund Subaccount.

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

/(12)/ Effective October 15, 2004, name was changed to AIM V.I. Utilities
       Subaccount from INVESCO VIF-Utilities Subaccount.

/(13)/ For the period (commencement of operations): May 12, 2003 to December
       31, 2003--Dreyfus VIF Small Company Stock Subaccount.

/(14)/ For the period (commencement of operations): May 6, 2003 to December 31,
       2003--Franklin Rising Dividends Securities Subaccount.

/(15)/ For the period (commencement of operations): May 16, 2003 to December
       31, 2003--Franklin Small Cap Value Securities Subaccount.

/(16)/ For the period (commencement of operations): May 15, 2003 to December
       31, 2003--Franklin Strategic Income Securities Subaccount.

/(17)/ For the period (commencement of operations): May 5, 2003 to December 31,
       2003--Franklin U.S. Government Subaccount.

/(18)/ For the period (commencement of operations): May 12, 2003 to December
       31, 2003--Franklin Zero Coupon 2010 Subaccount.

/(19)/ For the period (commencement of operations): May 5, 2003 to December 31,
       2003--Mutual Discovery Securities Subaccount.

/(20)/ For the period (commencement of operations): May 15, 2003 to December
       31, 2003--Mutual Shares Securities Subaccount.

/(21)/ Formerly named JPMorgan International Opportunities Subaccount.

/(22)/ For the period (commencement of operations): June 6, 2003 to December
       31, 2003--JPMorgan International Equity Subaccount.

/(23)/ For the period (commencement of operations): May 5, 2003 to December 31,
       2003--JPMorgan MidCap Value Subaccount.

/(24)/ For the period (cessation of operations): January 1, 2003 to March 7,
       2003--Janus Aspen Growth and Income Subaccount.

/(25)/ Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

/(26)/ For the period (commencement of operations): May 12, 2003 to December
       31, 2003--Janus Aspen Mid Cap Value Subaccount.

/(27)/ Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

/(28)/ For the period (commencement of operations): May 28, 2003 to December
       31, 2003--Janus Aspen Small Company Value Subaccount.

/(29)/ For the period (commencement of operations): July 19, 2004 to December
       31, 2004--One Group Investment Trust Bond Subaccount.

/(30)/ One Group Investment Trust Government Bond Subaccount option added in
       2004. As of December 31, 2004, no contributions have been made to this subaccount.

/(31)/ For the period (commencement of operations): August 11, 2004 to December
       31, 2004--One Group Investment Trust Balanced Subaccount.

/(32)/ For the period (commencement of operations): October 1, 2004 to December
       31, 2004--One Group Investment Trust Large Cap Growth Subaccount.

/(33)/ For the period (commencement of operations): July 26, 2004 to December
       31, 2004--One Group Investment Trust Equity Index Subaccount.

/(34)/ For the period (commencement of operations): June 30, 2004 to December
       31, 2004--One Group Investment Trust Diversified Equity Subaccount.

                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

/(35)/ For the period (commencement of operations): June 25, 200 to December
       31, 2004--One Group Investment Trust Mid Cap Growth Subaccount.

/(36)/ For the period (commencement of operations): May 27, 2004 to December
       31, 2004--One Group Investment Trust Diversified MidCap Growth
       Subaccount.

/(37)/ For the period (commencement of operations): May 18, 2004 to December
       31, 2004--One Group Investment Trust MidCap Value Subacount.

/(38)/ For the period (commencement of operations): May 15, 2003 to December
       31, 2003--Oppenheimer Aggressive Growth Subaccount.

/(39)/ For the period (commencement of operations): May 6, 2003 to December 31,
       2003--Oppenheimer Capital Appreciation Subaccount.

/(40)/ For the period (commencement of operations): May 12, 2003 to December
       31, 2003--Oppenheimer Global Securities Subaccount.

/(41)/ For the period (commencement of operations): May 2, 2003 to December 31,
       2003--Oppenheimer High Income Subaccount.

/(42)/ For the period (commencement of operations): May 5, 2003 to December 31,
       2003--Oppenheimer Main Street Subaccount.

/(43)/ For the period (commencement of operations): May 9, 2003 to December 31,
       2003--Oppenheimer Main Street Small Cap Subaccount.

/(44)/ For the period (commencement of operations): May 9, 2003 to December 31,
       2003--Oppenheimer Strategic Bond Subaccount.

/(45)/ Effective May 1, 2004, name was changed from Scudder Government
       Securities Subaccount.

/(46)/ Effective May 1, 2004, name was changed from Scudder Contrarian Value
       Subaccount.

/(47)/ For the period (commencement of operations): June 12, 2003 to December
       31, 2003--SVS MFS Strategic Value Subaccount.

/(48)/ For the period (commencement of operations): July 11, 2003 to December
       31, 2003--Scudder VIT Real Estate Subaccount.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 15 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

PricewaterhouseCoopers LLP

Seattle, Washington
March 11, 2005

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                BALANCE SHEETS

                       (in thousands, except share data)

                                                                                  December 31, December 31,
                                                                                      2004         2003
                                                                                  ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2004, $676,908; December 31, 2003, $627,793)................... $   684,942  $   619,055
   Equity securities, at fair market value (cost: December 31, 2004, $4,131;
     December 31, 2003 $2,458)...................................................       5,241        2,774
   Short-term investments........................................................      25,474       34,181
   Joint venture mortgage loans..................................................          --        7,417
   Third-party mortgage loans....................................................          --       52,955
   Other real estate-related investments.........................................         248        5,495
   Policy loans..................................................................      18,540           --
   Other invested assets.........................................................       1,742        2,117
                                                                                  -----------  -----------
       Total investments.........................................................     736,187      723,994
   Cash and cash equivalents.....................................................      11,148       28,331
   Accrued investment income.....................................................       6,962       10,475
   Reinsurance recoverable.......................................................   2,211,959    2,233,696
   Deposit asset--coinsurance business...........................................   1,693,473    1,758,963
   Deferred insurance acquisition costs..........................................      23,815      273,307
   Deferred income taxes.........................................................     105,786       88,783
   Federal income tax receivable.................................................      35,231       33,067
   Modified coinsurance receivable--related party................................     802,401      762,480
   Other assets and receivables..................................................      90,980       71,131
   Assets held in separate accounts..............................................  15,916,551   15,122,214
                                                                                  -----------  -----------
       Total assets.............................................................. $21,634,493  $21,106,441
                                                                                  ===========  ===========
Liabilities
   Future policy benefits........................................................ $ 2,302,245  $ 2,339,522
   Other policyholder benefits and funds payable.................................     124,452      150,092
   Deposit liability--coinsurance business.......................................   1,693,473    1,758,963
   Payable to reinsurers.........................................................          --       97,573
   Modified coinsurance payable--related party...................................     796,726      758,853
   Other accounts payable and liabilities........................................     289,860      240,930
   Liabilities related to separate accounts......................................  15,916,551   15,122,214
                                                                                  -----------  -----------
       Total liabilities.........................................................  21,123,307   20,468,147
                                                                                  -----------  -----------
Stockholder's Equity
   Capital stock--$10 par value, authorized 300,000 shares; issued and
     outstanding 250,000 shares..................................................       2,500        2,500
   Additional paid-in capital....................................................     841,633      841,633
   Accumulated other comprehensive income (loss).................................       5,943      (12,283)
   Accumulated deficit...........................................................    (338,890)    (193,556)
                                                                                  -----------  -----------
       Total stockholder's equity................................................     511,186      638,294
                                                                                  -----------  -----------
       Total liabilities and stockholder's equity................................ $21,634,493  $21,106,441
                                                                                  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                         ------------------------------
                                                                            2004      2003       2002
                                                                         ---------  --------  ---------
Revenue
   Net investment income................................................ $  26,773  $162,117  $ 227,811
   Net realized investment gains (losses)...............................       835    84,632       (779)
   Premium income (expense).............................................        --    (1,072)     1,002
   Separate account fees and charges....................................    66,756    84,831    109,448
   Modified coinsurance income--related party...........................    11,187     4,121         --
   Broker-dealer commission revenue.....................................        --    18,671     28,452
   Other income.........................................................    74,545    29,298     14,828
                                                                         ---------  --------  ---------
       Total revenue....................................................   180,096   382,598    380,762
                                                                         ---------  --------  ---------
Benefits and Expenses
   Interest credited to policyholders...................................    81,101   141,120    152,945
   Claims incurred and other policyholder benefits......................    35,344    13,639     62,613
   Taxes, licenses and fees.............................................     3,046    (1,832)    19,244
   Commissions..........................................................    20,439    45,049     83,508
   Broker-dealer commission expense.....................................        --    18,646     27,953
   Operating expenses...................................................    16,061    31,079     67,474
   Deferral of insurance acquisition costs..............................        --   (49,673)   (96,509)
   Amortization of deferred insurance acquisition costs.................    11,982   151,746     34,941
   Amortization of value of business acquired...........................        --    56,828     20,751
   Goodwill impairment..................................................        --        --    156,511
   Amortization of other intangible assets..............................        --       506        759
                                                                         ---------  --------  ---------
       Total benefits and expenses......................................   167,973   407,108    530,190
                                                                         ---------  --------  ---------
   Income (loss) before income tax expense (benefit) and cumulative
     effect of accounting change, net of tax............................    12,123   (24,510)  (149,428)
   Income tax (benefit).................................................      (466)  (15,323)    (2,377)
                                                                         ---------  --------  ---------
   Net income (loss) before cumulative effect of accounting change, net
     of tax.............................................................    12,589    (9,187)  (147,051)
   Cumulative effect of accounting change, net of tax...................  (157,923)       --    (21,907)
                                                                         ---------  --------  ---------
       Net loss......................................................... $(145,334) $ (9,187) $(168,958)
                                                                         =========  ========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                            Year Ended December 31,
                                                                        -------------------------------
                                                                           2004       2003       2002
                                                                        ---------  ---------  ---------
Net loss                                                                $(145,334) $  (9,187) $(168,958)
                                                                        ---------  ---------  ---------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities:
   Unrealized gains (losses) on derivatives............................     4,500      3,591     (3,088)
   Unrealized holding gains on investments.............................    13,229      2,891     92,555
   Unrealized holding gains (losses) on separate account investments,
     reclassified to general assets per SOP 03-1.......................     1,110         --         --
   Reclassification adjustment for losses (gains) included in net loss.     3,227   (124,155)   (19,394)
                                                                        ---------  ---------  ---------
       Net unrealized holding gains (losses) on securities.............    22,066   (117,673)    70,073
Reclassification adjustments for items included in net loss:
   Adjustment to value of business acquired............................        --      3,228     (1,455)
   Adjustment for deferred insurance acquisition costs.................      (984)    19,416    (11,159)
                                                                        ---------  ---------  ---------
Other comprehensive income (loss), before related income tax expense
  (benefit)............................................................    21,082    (95,029)    57,459
Related income tax expense (benefit)...................................     2,856    (28,737)    20,001
                                                                        ---------  ---------  ---------
       Other comprehensive income (loss), net of tax...................    18,226    (66,292)    37,458
                                                                        ---------  ---------  ---------
       Comprehensive loss.............................................. $(127,108) $ (75,479) $(131,500)
                                                                        =========  =========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   -------------------------------
                                                                      2004       2003       2002
                                                                   ---------  ---------  ---------
Capital stock, beginning and end of period........................ $   2,500  $   2,500  $   2,500
                                                                   ---------  ---------  ---------
Additional paid-in capital, beginning of period...................   841,633    841,633    804,347
Capital contributions from Parent.................................        --         --     37,286
                                                                   ---------  ---------  ---------
   End of period..................................................   841,633    841,633    841,633
                                                                   ---------  ---------  ---------
Accumulated other comprehensive income (loss), beginning of period   (12,283)    54,009     16,551
Other comprehensive income (loss), net of tax.....................    18,226    (66,292)    37,458
                                                                   ---------  ---------  ---------
   End of period..................................................     5,943    (12,283)    54,009
                                                                   ---------  ---------  ---------
Accumulated deficit, beginning of period..........................  (193,556)  (174,363)    (5,405)
Net (loss)........................................................  (145,334)    (9,187)  (168,958)
Dividends to Kemper...............................................        --    (10,006)        --
                                                                   ---------  ---------  ---------
   End of period..................................................  (338,890)  (193,556)  (174,363)
                                                                   ---------  ---------  ---------
       Total stockholder's equity................................. $ 511,186  $ 638,294  $ 723,779
                                                                   =========  =========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                            Year Ended December 31,
                                                                      -----------------------------------
                                                                         2004        2003         2002
                                                                      ---------  -----------  -----------
Cash flows from operating activities
   Net (loss) income................................................. $(145,334) $    (9,187) $  (168,958)
   Adjustments to reconcile net income (loss) to net cash used in operating activities:
       Cumulative effect accounting change...........................   157,923           --       21,907
       Goodwill impairment...........................................        --           --      156,511
       Net realized investment (gains) losses........................      (835)     (84,632)         779
       Interest credited and other charges...........................    81,101      141,120      188,926
       Amortization of deferred insurance acquisition costs and
         VOBA........................................................    11,982      208,574       55,692
       Amortization of net discount/premium on investments...........    16,274       19,132        9,400
       Capitalization of deferred policy acquisition costs and
         VOBA........................................................        --      (49,673)     (96,509)
       Depreciation and other amortization...........................        89          661          759
       Deferred income tax expense (benefit).........................    65,177       13,182        2,458
   Cash provided by (used in) changes in operating assets and liabilities.....................................................
       Federal income taxes receivable...............................    (2,162)     (33,067)       2,634
       Life insurance policy liabilities.............................    (1,383)     (20,110)    (239,204)
       Other policyholder funds......................................     2,032      (26,075)       5,441
       Change in policy liabilities due to reinsurance with
         FKLA........................................................    21,737   (1,800,130)          --
       Change in deposit assets/deposit liabilities, net.............   (65,490)  (1,758,963)          --
       Other, net....................................................   (29,790)     224,703      (33,958)
                                                                      ---------  -----------  -----------
          Net cash provided by (used in) operating activities........   111,321   (3,174,465)     (94,122)
                                                                      ---------  -----------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity....................    77,819      185,049      198,824
       Fixed maturity and equity securities available for sale.......   203,893    4,272,792    2,325,023
       Mortgage loans, policy loans and other invested assets........   350,093      427,052       76,382
   Cost of investments purchased or loans originated:
       Fixed maturity and equity securities..........................  (344,320)  (1,656,619)  (2,761,393)
       Mortgage loans, policy loans and other invested assets........  (308,260)     (79,919)     (48,722)
   Short-term investments, net.......................................     8,306      (33,894)     159,105
   Net change in receivable and payable for securities
     transactions....................................................      (599)     (10,828)      12,928
   Net change in other assets........................................        --       (8,368)       2,440
                                                                      ---------  -----------  -----------
          Net cash provided by (used in) investing activities........   (13,068)   3,095,265      (35,413)
                                                                      ---------  -----------  -----------
Cash flows from financing activities
   Policyholder account balances:
       Deposits......................................................    44,295      255,383      601,045
       Withdrawals...................................................  (166,850)    (191,392)    (505,674)
   Cash dividends....................................................        --      (10,006)          --
   Capital contribution..............................................        --           --       37,286
   Cash overdrafts...................................................     7,119        6,110      (13,060)
                                                                      ---------  -----------  -----------
          Net cash (used in) provided by financing activities........  (115,436)      60,095      119,597
                                                                      ---------  -----------  -----------
          Net (decrease) increase in cash............................   (17,183)     (19,105)      (9,938)
Cash and cash equivalent, beginning of period........................    28,331       47,436       57,374
                                                                      ---------  -----------  -----------
Cash and cash equivalent, end of period.............................. $  11,148  $    28,331  $    47,436
                                                                      =========  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company ("the Company"), founded in 1947, is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states except New York. The Company is wholly-owned by Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. ("ZHCA"), a holding company. ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS" or "Parent"), a Swiss holding company. The Company's Subsidiaries through September 3, 2003, (see "Sales and Reinsurance Ceded/Assumed" section below), included Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc., Zurich Life Insurance Company of New York ("ZLICONY"), PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. (collectively "PMG"). ZLICONY is licensed to conduct business in the State of New York.

   The financial statements include the accounts of the Company on a consolidated basis through the period ended August 31, 2003. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2003 and 2002 consolidated financial statements in order to conform to the 2004 presentation. The accompanying consolidated financial statements of the Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Cash and cash equivalents

   The Company considers all cash in the bank and investments purchased with an original maturity of three months or less to be cash equivalents.

Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. As further discussed in the accompanying notes to consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

Goodwill and Other Intangibles

   In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 required that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level. As a result of the implementation of SFAS 142, the Company recorded a $21.9 million loss upon adoption of the new accounting standard. In addition, in September 2002 the Board of Directors of the Company's indirect 100% shareholder, ZFS, approved a plan to improve the profitability of ZFS and its subsidiaries. Under this plan, ZFS considered a number of strategic options, many of which would impact the recoverability of the carrying value of certain assets. Among the assets affected by the plan was the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. As a result, the Company recorded a complete write-off of the remaining goodwill related to the acquisition of $156.5 million in 2002.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continued to be amortized on a straight-line basis over a ten-year period, until their transfer as part of the Purchase Agreement (see Note 3). As of December 31, 2002, the Company did not have any goodwill or intangible assets on its balance sheet.

Value of Business Acquired

   The value of business acquired ("VOBA") reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. For the Company, January 4, 1996, the date Kemper was acquired by ZFS, is the VOBA acquisition date. The VOBA is the present value of the actuarially determined projected cash flows for the acquired policies.

   The VOBA is amortized over the estimated contractual life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. During 2003, the remaining balance of the VOBA was amortized in conjunction with the asset transfer resulting from the Purchase Agreement (see Note 3).

   The amortization and accretion of interest for the VOBA acquired for each of the years through December 31, 2003 were as follows:

                                                      Projected
                              Beginning              Accretion of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
               2002..........  $77,579    $(24,464)     $3,713    $56,828
               2003..........   56,828     (58,951)      2,123         --

Life Insurance Revenue and Expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, amortization of deferred insurance acquisition costs and VOBA.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Deposit Asset and Liability--coinsurance business

   The accrued account balance for nontraditional life and investment contracts is computed as deposits net of withdrawals made by the contract holder, plus amounts credited based on contract specifications, less contract fees and charged assessed, plus any additional interest. These liability balances were previously included in Future Policy Benefits but were reclassified in the current year to Deposit liability--coinsurance business. The 2003 balances were reclassified to conform with the current year presentation. As all of these contracts are part of the Coinsurance agreement with Bank One, the corresponding asset has been reclassified to Deposit asset--coinsurance business from Reinsurance recoverable. In addition, interest credited on investments products is included in Other income. The Company also reclassified the Interest credited to policyholders on these investment contracts, which were previously shown net on the Consolidated Statements of Operations, to Other Income to correspond with the accounting for investment contracts. These reclassifications to 2003 balances did not have any impact on the financial position and results of operations of the Company.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred Insurance Acquisition Costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits ("EGPs") on the related contracts and policies. The deferred insurance acquisition costs ("DAC") for annuities, separate account business and interest-sensitive life insurance products are amortized over the estimated contract life in relation to the present value of EGPs, arising principally from projected investment margins, mortality and expense margins and surrender charges. DAC related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax.

   Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company was to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance business.

   Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, the assumptions for products accounted for in accordance with SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

   The overall recoverability of the DAC asset is dependant on the future profitability of the business. The Company monitors the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely monitors its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts are invested in the equity market.

Future Policy Benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP" or "SOP 03-1"). The SOP was adopted effective January 1, 2004. In accordance with the provisions of SOP 03-1, a liability has been established for Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Retirement Income Benefits ("GRIB") benefits in excess of account values (see Note 15).

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Current interest rates credited during the contract accumulation period range from 0.3% to 7.4%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 4.2% to 4.6% over 20 years.

   The liability for unpaid claims and claim adjustment expenses, which is included in "Other accounts payable and liabilities" is less than 1% of total liabilities as of December 31, 2004 and 2003. Unpaid claims and claim adjustment expenses includes estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of December 31, 2004 and 2003. These IBNR estimates, which are based on the Company's historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from the previous estimate, the resulting difference will be included in the Company's reported results for the period of the change in estimate in the "Claims incurred and other policyholder benefits" caption in the Company's statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Impairment Losses on Investments

   Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security, the length of time the security's fair value has been below cost or amortized cost, and by how much, specific credit issues related to the issuer and current economic conditions. Also, the Company estimates the cash flows over the life of purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

   Significant changes in the factors the Company considers when evaluating investments for impairment losses could result in a significant change in impairment losses reported in the consolidated financial statements.

Valuation Allowances on Mortgage Loans on Real Estate

   The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers and its investment committee. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

   The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Significant changes in the factors the Company considers in determining the valuation allowance on mortgage loans or real estate could result in a significant change in the valuation allowance reported in the consolidated financial statements.

Guaranty Fund Assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2004 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested Assets and Related Income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method, which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid principal balance, net of any applicable reserves or write-downs. Other real estate related investments, net of any applicable reserves and write-downs, include investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Policy loans are carried at their unpaid balance and reduce liabilities for future policy benefits. When a loan balance is present on a policy, annual interest is charged on the policy anniversary. If a payment is not made, the interest amount is added to the loan balance. Interest may be charged in advance or arrears depending on the plan and interest rates also vary by plan. An overloan situation may occur if the value of the policy is less than the amount of the loan. Overloans usually occur when a premium is not paid and the automatic premium loan provision is applied or when the annual loan interest is charged and not paid and the maximum available cash value has been used. In the case of an overloan situation, the policy owner is notified of the requirements to continue coverage prior to policy termination. Policies that terminate because of an overloan may be considered for reinstatement. Normal reinstatement guidelines are followed and the amount of money requested for reinstatement includes the loan interest.

   Investments in other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of specific security identification on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Derivative and Embedded Derivative Financial Instruments

   Derivative financial instruments include certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments, ("subject to bifurcation"), are embedded in fixed income securities and equity indexed life and annuity contracts and reinsurance agreements.

   SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively, "the statements") require that all derivatives be recognized on the Consolidated Balance Sheets at fair value.

   Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and liabilities subject to bifurcation is reported in other income.

Separate Account Business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

Federal Income Taxes

   Beginning with the year ended December 31, 2002, the Company filed a consolidated federal income tax return with ZHCA. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

   The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe or receive. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits.

   A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company's apportioned tax liability in accordance with the tax sharing agreement.

(2) Cash Flow Information

   The Company received a federal income tax refund of $65.7 million, $8.5 million, and $2.7 million in 2004, 2003, and 2002, respectively.

(3) Sales and Reinsurance Ceded/Assumed

   BANK ONE. On September 3, 2003 (the "Closing Date" or the "Closing"), the Company transferred portions of its business through a one hundred percent coinsurance arrangement, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, the Company, FKLA, Zurich Life Insurance Company of America ("ZLICA") and Fidelity Life Association, a mutual legal reserve company ("FLA") operated under the trade name "Zurich Life" and were all, except FLA, direct, wholly-owned subsidiaries of Kemper. Following the Closing Date, the Company remains a direct, wholly-owned subsidiary of Kemper.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Effective July 1, 2004, Bank One Corporation ("Bank One") merged with and into JPMorgan Chase & Co., with JPMorgan Chase & Co. being the surviving entity. On November 1, 2004, FKLA changed its name to Chase Insurance Life and Annuity Company, ZLICA changed its name to Chase Insurance Life Company and ZLICONY changed its name to Chase Insurance Life Company of New York. These entities will be referred to as FKLA, ZLICA and ZLICONY.

   These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated May 29, 2003 (the "Purchase Agreement"), among ZHCA, Kemper, the Company, ZFS, Banc One Insurance Holdings, Inc. ("BOIH") and Bank One Corporation ("Bank One"). Under the Purchase Agreement, Kemper, an indirect subsidiary of ZFS, agreed to sell the capital stock of FKLA, ZLICA and Zurich Direct Inc. to BOIH. BOIH also agreed to acquire indirect control of FLA via its acquisition of FKLA, which, pursuant to a Management Agreement, administers the day-to-day operations of FLA. BOIH further agreed to acquire control of all the Company's Subsidiaries.

   Upon the Closing of the transactions contemplated by the Purchase Agreement, including the Coinsurance Agreement, effective as of the Closing (the "Coinsurance Agreement"), the Company ceded to FKLA, and FKLA assumed on a coinsurance basis, 100% of the General Account Liabilities. The "General Account Liabilities" included all of the Company's gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (the "Reinsured Policies"), except for certain retained liabilities. The Reinsured Policies also included certain policies to be written by the Company for a period of twelve months subsequent to the Closing.

   Upon the Closing, the Company also ceded to FKLA, and FKLA assumed on a modified coinsurance basis, a majority of the Separate Account Liabilities. The "Separate Account Liabilities" are all liabilities that were reflected in the Company's separate accounts and that relate to the Reinsured Policies. Pursuant to the modified coinsurance framework under which Separate Account Liabilities are reinsured, ownership of the underlying separate account assets was not transferred to FKLA. At December 31, 2004 and 2003, the reinsurance recoverable from FKLA was $1.7 billion and $1.8 billion, respectively. In addition the Company had assets on deposit for investment contracts at December 31, 2004 and 2003 that relate to the Coinsurance Agreement of $1.7 billion and $ 1.8 billion, respectively.

   In consideration of FKLA's assumption of the General Account Liabilities, the Company transferred to FKLA the Transferred Coinsurance Assets, less a Ceding Commission, as described below. "Transferred Coinsurance Assets", as calculated on a statutory accounting basis, were defined as (a)(i) all of the issued and outstanding shares of the Company's Subsidiaries and certain other assets (software, fixtures, equipment, etc.), (ii) certain investment assets and (iii) cash or cash equivalents, having an aggregate market value equal to the amount as of the Closing Date of the General Account Reserves, as defined in the Coinsurance Agreement, plus (b) the Company's interest maintenance reserve as of the Closing Date (excluding interest maintenance reserve as a result of the realization of gain associated with transferring the Transferred Coinsurance Assets at market value rather than book value) minus (c) the aggregate amount of accruals with respect to the Reinsured Policies. Pursuant to the Coinsurance Agreement, FKLA established a trust account (the "Security Trust Account") for the exclusive benefit of the Company funded with assets equal to one hundred percent of the general account reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account in effect until the general account reserves are $400 million or less. At December 31, 2004 and 2003, the general account reserves, as defined by the Coinsurance Agreement, were $3.5 billion and $3.6 billion, respectively. At December 31, 2004 and 2003, the balance in the Security Trust Account was $3.4 billion and $3.3 billion, respectively.

   The Company also transferred to FKLA, in consideration of FKLA's reinsurance of future liabilities and obligations, in respect of the Reinsured Policies, future premiums, premiums receivable, policy loan receivables, reinsurance recoverables, separate account revenues, agents debit balances and all other fees, charges and amounts. In addition, pursuant to the Coinsurance Agreement, the administerial actions required of the Company with respect to the Bank Owned Life Insurance policies (the "BOLI Policies") are performed

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES by FKLA in exchange for an income stream of 8 to 12 basis points earned on the value of the invested assets of the BOLI Policies. The Company has also agreed that, for a period of three years following the Closing Date, it will not, except under limited circumstances, issue any new BOLI Policies.

   The "Ceding Commission", discussed above, was $120 million, subject to a market value adjustment with respect to the Transferred Coinsurance Assets. The Ceding Commission was not transferred from FKLA to the Company, but rather was withheld from the investment assets transferred from the Company to FKLA as part of the Transferred Coinsurance Assets. Both the Company and FKLA finalized their settlement in February 2004. The resulting closing adjustment resulted in a decrease of $9.3 million in payable to reinsurers in the balance sheet as of February 2004.

   The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded to FKLA and is not relieved of its obligations. Assets in support of the reserves for future policyholder benefits ceded to FKLA as part of the Coinsurance Agreement totaled $3.4 billion for 2004 and $3.5 billion for 2003. Separate account assets that support the Separate Account Liabilities, but were not ceded to FKLA under the modified coinsurance arrangement, totaled $3.9 billion in 2004 and $3.6 billion in 2003. At December 31, 2004 and 2003, the reinsurance reserve credit from FKLA relating to these coinsurance transactions totaled approximately $1.7 billion and $1.7 billion, respectively. In addition, the Company had liabilities on deposit for investment contracts at December 31, 2004 and 2003 that relate to the Coinsurance Agreement of $1.7 billion and $1.8 billion, respectively.

   The following table is a summary of certain balance sheet and income statement line items affected by the accounting for the initial coinsurance transaction.

                                                          Debit/(Credit)
                                                          --------------
       (in millions)
       Invested assets...................................   $(3,192.6)
       Accrued investment income.........................      (135.3)
       Initial ceding commission.........................       (73.1)
       Other assets......................................        (5.0)
       Future policyholder benefits......................     3,530.1
       Other liabilities.................................        33.5
       Payable to reinsurers.............................       (73.6)

   Prior to the Closing, the Company and FKLA shared common management and employees and FKLA performed the administration of the Company's business through an administrative services arrangement. With the sale of FKLA to BOIH, the Company established post-Closing Date service arrangements for the operation of its business on both a short-term and long-term basis. On a long-term basis, the overall corporate and business administration of the Company has been and will continue to be performed by its affiliate, Farmers New World Life Insurance Company ("FNWL"), subject to the oversight of our new officers, directors and employees. For an interim period of one year, pursuant to a transition services agreement, FKLA provided transition services to the Company and FNWL with respect to the overall operations of the Company including legal support services, accounting and financial operations services and support, actuarial services and support, information technology services and support, policyholder and distributor services and support, distributor relationship management services, product management services, tax administration support services, disaster recovery, system conversion services and other services as required. Subsequent to the expiration of the transition services agreement, the Company and FNWL have performed such services. In addition to providing transition services, FKLA also provided administrative services with respect to the Company's DESTINATIONS/SM/ business. In September 2004, the administration of the DESTINATIONS/SM/ business was transferred to a third party administrator.

   The Reinsured Policies and BOLI business have been and will continue to be administered by FKLA on a long-term basis subject to the oversight of the Company. As part of the Coinsurance Agreement, FKLA is responsible for providing certain administrative services with respect to the Reinsured Policies. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   On September 3, 2003, Kemper, the sole shareholder of the Company, elected a new Board of Directors and a new senior management team. None of the individuals serving on the Company's Board of Directors or in senior management positions prior to the Closing Date continue to serve in any capacity as directors or officers of the Company.

   In the third quarter of 2003, the Company exchanged certain invested assets with FKLA, ZLICA and ZLICONY. These invested assets were excluded from the companies acquired by BOIH as outlined in the Purchase Agreement and substituted with different invested assets. The net difference between the excluded assets received by the Company and the substituted assets received by FKLA, ZLICA and ZLICONY was treated as a dividend to Kemper in the amount of approximately $10.0 million.

   As part of the Coinsurance Agreement, the Company cedes 100% of all direct individual life insurance renewal premiums to FKLA. Prior to the Coinsurance Agreement, the Company ceded 90% of all new direct individual life insurance premiums to outside reinsurers. Most reinsurance agreements with outside reinsurers were novated to FKLA.

   The Company previously assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement expired in November 2004. At December 31, 2003, the Funding Agreement balance was $100.2 million.

   FNWL. The Company entered into a modified coinsurance treaty (the "Modified Coinsurance Agreement") on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities are assumed by the Company. In exchange, the Company will receive all reinsurance premiums and pay benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive services reasonably necessary pursuant to this agreement. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative in the financial statements of the Company per SFAS 133, DIG B36 (see Note 10). The modified coinsurance receivable from FNWL was $802.4 million and $762.5 million at December 31, 2004 and December 31, 2003, respectively. The modified coinsurance payable to FNWL was $796.7 million and $758.9 million, at December 31, 2004 and December 31, 2003, respectively.

   FLA. At December 31, 2004 and 2003, the reinsurance reserve credit from FLA relating to these coinsurance transactions totaled approximately $195.9 million and $203.2 million, respectively. The reinsurance recoverables were $198.8 million and $207.7 million at December 31, 2004 and 2003, respectively.

   TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2004 and 2003, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts with Transamerica Re amounted to $59.1 million and $26.3 million, respectively.

   ZICBB. The Company is also a party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, approximately 98% of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which was included as a component of benefits and funds payable.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements. At December 31, 2004 and December 31, 2003, reinsurance recoverables totaling approximately $203.6 million and approximately $206.2 million, respectively, were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $228.0 million and $235.4 million at December 31, 2004 and December 31, 2003, respectively.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB:

                  ZICBB Business Owned Life Insurance (BOLI)
                                 (in millions)

                                                        Year Ended December 31,
                                                        ----------------------
                                                          2004        2003
                                                         --------    --------
     Face amount in force.............................. $ 83,136    $ 85,269
                                                         ========    ========
     Net amount at risk ceded.......................... $(72,143)   $(74,567)
                                                         ========    ========
     Cost of insurance charges ceded................... $  236.5    $  177.9
                                                         ========    ========

   At December 31, 2004 and 2003, the trust supports reserve credits of $17.4 million and $16.9 million, respectively, on the reinsurance ceded.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company ceded 100% of the net amount at risk of the GMDB and GRIB portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company ceded 100% of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. The account values related to these policies were held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty were secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 % of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities were paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity and equity securities compared with cost or amortized cost, adjusted for other-than-temporary declines in value, and gross unrealized gains and losses, were as follows:

                                                                        Cost or  Gross Unrealized
                                                              Carrying Amortized ----------------
                                                               Value     Cost     Gains   Losses
                                                              -------- --------- ------- --------
(in thousands)
December 31, 2004
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $ 40,601 $ 40,734  $   525 $   (658)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................   25,447   24,529      919       --
   Debt securities issued by foreign governments.............    1,148    1,127       21       --
   Corporate securities......................................  372,641  365,241    8,510   (1,111)
   Mortgage and asset-backed securities......................  245,105  245,277    1,500   (1,673)
                                                              -------- --------  ------- --------
       Total fixed maturity securities....................... $684,942 $676,908  $11,475 $ (3,442)
                                                              ======== ========  ======= ========
   Equity securities......................................... $  5,241 $  4,131  $ 1,110 $     --
                                                              ======== ========  ======= ========
December 31, 2003
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $ 93,163 $ 94,362  $    63 $ (1,262)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................    2,180    2,140       40       --
   Debt securities issued by foreign governments.............    1,142    1,142       --       --
   Corporate securities......................................  292,853  290,646    5,718   (3,511)
   Mortgage and asset-backed securities......................  229,717  239,503    3,805  (13,591)
                                                              -------- --------  ------- --------
       Total fixed maturity securities....................... $619,055 $627,793  $ 9,626 $(18,364)
                                                              ======== ========  ======= ========
   Equity securities......................................... $  2,774 $  2,458  $   316 $     --
                                                              ======== ========  ======= ========

   The fixed income and equity portfolio is reviewed at least quarterly, with certain testing performed monthly, for other-than-temporary impairments. Evidence related to the following criteria is considered in the assessment of impairments:

  . Ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value up to or beyond the cost of the investment,

  . Severity of the impairment, including the extent to which fair value is below cost,

  .  Duration of the impairment,

  .  Forecasted recovery of fair value and

  .  Collectibility of all amounts due.

   A variety of data is reviewed, including the aging and severity of unrealized losses in accordance with Emerging Issues Task Force Issue No. 03-1 ("EITF 03-1"), watch lists distributed by the portfolio managers, deviations in market prices between months, and results of tests indicating if any bond or equity holdings with unrealized losses have a credit rating of below investment grade for 12 consecutive months. If a debt security is deemed other-than-temporarily impaired, then the holding's amortized cost is written down to current market value with the Company recognizing an impairment loss in the current period's earnings. In addition, collectibility of interest income or dividends would be assessed and if uncollectible, then any accrued income would be written-off against current period's earnings and the holding placed on non-accrual status.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Results of tests related to the bond portfolio, showed that three securities had unrealized losses greater than 12 months. All three securities are rated investment grade and have been paying principal and/or interest as due. The first holding is a U.S. Treasury, which was acquired in March 2003 when interest rates were significantly lower than 2004 rates. The security continues to have an unrealized loss as of December 31, 2004 because its premium is still being amortized and because Treasury prices remain lower than March 2003 levels when the security was purchased. In addition, the security is backed by the U.S. government, carries a AAA rating, and therefore is fully expected to return principal in full at maturity and pay interest as due. The remaining two securities with unrealized losses greater than 12 months, which are a collateralized mortgage obligation ("CMO") and a corporate security, are rated AAA and A+, respectively. The severity of the impairment is minimal, 2.7% for the CMO, and 4.7% for the corporate security. Given this evidence, the Company concluded that the holdings are only temporarily impaired as of December 31, 2004.

   The Company periodically monitors all its investments with the investment portfolio managers. At December 31, 2004 and 2003, a review of external watchlist reports and related market risk management report did not result to an identification of any investment holdings that were considered other than temporarily impaired.

   The carrying value and amortized cost of fixed maturity investments, by contractual or expected maturity at December 31, 2004, are shown below. Actual maturities may/will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life. Expected maturities are provided by our portfolio managers based on historical trends.

                                                     Carrying Amortized
                                                      Value     Cost
                                                     -------- ---------
         (in thousands)
         One year or less........................... $ 19,207 $ 19,064
         Over one year through five years...........  402,258  402,481
         Over five years through ten years..........  206,929  203,188
         Over ten years.............................   56,548   52,175
                                                     -------- --------
                Total fixed maturity securities..... $684,942 $676,908
                                                     ======== ========

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $186.5 million, $1,282.1 million and $2,307.6 million during 2004, 2003 and 2002, respectively. Gross gains of $10.0 million, $122.7 million and $81.2 million as well as gross losses, including write-downs of fixed maturity securities, of $9.2 million, $39.4 million and $65.8 million were realized on sales and maturities in 2004, 2003 and 2002, respectively. Pre-tax write-downs amounted to $7.7 million, $2.4 million and $18.5 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   Excluding agencies of the U.S. government, no other individual investment exceeded 10% of the Company's stockholder's equity at December 31, 2004, 2003 or 2002. At December 31, 2004 and 2003, securities carried at approximately $3.5 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of a security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded after-tax impairment losses of $4.0 million on a fixed maturity security and $1.0 million on a preferred stock in 2004 as compared to after-tax impairment losses of $1.6 million and $12.0 million on fixed maturity securities in 2003 and 2002, respectively. The fixed maturity security and preferred stock were subsequently sold in October and September 2004, respectively.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, any issues of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded no write-downs other than on its securitized financial assets portfolio in 2004 and 2003.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   At December 31, 2003, the real estate related portfolio consisted of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2004 and 2003, total impaired real estate-related loans were as follows:

                                                    December 31, December 31,
                                                        2004         2003
                                                    ------------ ------------
   (in thousands)
   Gross impaired loans, including accrued interest     $--         $7,059
   Reserves related to impaired loans..............      --          2,061
                                                        ---         ------
      Net impaired loans...........................     $--         $4,998
                                                        ===         ======

   All impaired real estate-related loans were paid in full in August 2004. At December 31, 2003, loans on nonaccrual status, before reserves, amounted to $7.1 million including foregone interest. The Company's nonaccrual loans are included in impaired loans. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

Net Investment Income

   The sources of net investment income were as follows:

                                                          December 31,
                                                    -------------------------
                                                     2004     2003     2002
                                                    ------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $25,770 $132,077 $186,034
  Dividends on equity securities...................     201    2,521    4,508
  Income from short-term investments...............     918      541    1,479
  Income from mortgage loans.......................   1,818   12,051   15,598
  Income from policy loans.........................     894   13,023   23,189
  Income from other real estate related investments      --       --       13
  Income from other loans and investments..........     520    4,462      432
                                                    ------- -------- --------
     Total investment income.......................  30,121  164,675  231,253
  Investment expense...............................   3,348    2,558    3,442
                                                    ------- -------- --------
     Net investment income......................... $26,773 $162,117 $227,811
                                                    ======= ======== ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2004, 2003, and 2002, were as follows:

                                                           2004     2003     2002
                                                         -------  -------  --------
(in thousands)
Real estate-related..................................... $ 4,412  $   745  $    961
Fixed maturity securities...............................  (2,009)  77,279    15,444
Equity securities.......................................  (1,560)   6,691       346
Other...................................................      (8)     (83)  (17,530)
                                                         -------  -------  --------
   Realized investment gains (losses) before income tax
     expense (benefit)..................................     835   84,632      (779)
Income tax expense (benefit)............................     292   29,622      (273)
                                                         -------  -------  --------
       Net realized investment gains (losses)........... $   543  $55,010  $   (506)
                                                         =======  =======  ========

   Net realized investment gains (losses), before tax, decreased approximately $83.8 million, to a gain of approximately $0.8 million for the year ended December 31, 2004 compared to a gain of approximately $84.6 million for the year ended December 31, 2003. Net realized investment gains, before tax, for the year ended December 31, 2003, increased approximately $85.4 million, from a realized loss, before tax, of approximately $0.8 million for the year ended December 31, 2002.

   Net realized investment gains in 2004 were primarily due to the sales of certain fixed maturity securities during the first quarter of 2004, which were sold to fund the settlement of the Purchase Agreement, as well as release of reserves for certain real estate investments of $4.1 million pre tax. The realized gains were partially offset by pre-tax impairment losses of $6.2 million on a fixed maturity security and $1.5 million on a preferred stock. The fixed maturity security was written down due to credit-related concerns. The preferred stock was written down due to an unrecoverable decline in value. The impaired securities were subsequently sold in October and September 2004, respectively.

   The net realized investment gains on fixed maturity securities and equity securities for 2003 are primarily due to the transfer of assets to FKLA as part of the Coinsurance Agreement described in Note 3.

   The "Other" net realized investment losses for 2002 were $17.5 million, before tax. These consisted primarily of a write-down on a leveraged lease for two aircraft. The aircraft were leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the Company's investments' fair value and gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 and December 31, 2003.

December 31, 2004                    Less Than 12 Months 12 Months or More         Total
-----------------                    ------------------  -----------------  ------------------
                                      Fair    Unrealized  Fair   Unrealized  Fair    Unrealized
Description of Securities             Value     Losses    Value    Losses    Value     Losses
-------------------------            -------- ---------- ------- ---------- -------- ----------
(in thousands)
U.S. Treasury obligations and direct
  obligations of U.S. government
  agencies.......................... $  3,170  $   (49)  $27,790   $(609)   $ 30,960  $  (658)
Mortgage backed and asset backed
  securities........................  162,147   (1,673)       --     (--)    162,147   (1,673)
Corporate bonds.....................  140,598   (1,062)    1,415     (49)    142,013   (1,111)
Foreign governments.................       --       --        --      --          --       --
                                     --------  -------   -------   -----    --------  -------
Subtotal, debt securities...........  305,915   (2,784)   29,205    (658)    335,120   (3,442)
Common Stock........................       --       --        --      --          --       --
Preferred Stock.....................       --       --        --      --          --       --
                                     --------  -------   -------   -----    --------  -------
   Total temporarily impaired
     securities..................... $305,915  $(2,784)  $29,205   $(658)   $335,120  $(3,442)
                                     ========  =======   =======   =====    ========  =======

December 31, 2003                  Less Than 12 Months 12 Months or More         Total
-----------------                  ------------------  -----------------  ------------------
                                    Fair    Unrealized  Fair   Unrealized  Fair    Unrealized
Description of Securities           Value     Losses    Value    Losses    Value     Losses
-------------------------          -------- ---------- ------- ---------- -------- ----------
(in thousands)
US Treasury obligations and direct
  obligations of US government
  agencies........................ $ 38,728  $(1,262)  $    --  $    --   $ 38,728  $ (1,262)
Mortgage backed and asset backed
  securities......................   80,606   (5,709)   26,452   (7,882)   107,058   (13,591)
Corporate bonds...................   64,062   (1,488)   10,074   (2,023)    74,136    (3,511)
Foreign governments...............    1,142       --        --       --      1,142        --
                                   --------  -------   -------  -------   --------  --------
Subtotal, debt securities.........  184,538   (8,459)   36,526   (9,905)   221,064   (18,364)
Common Stock......................       --       --        --       --         --        --
Preferred Stock...................       --       --        --       --         --        --
                                   --------  -------   -------  -------   --------  --------
   Total temporarily impaired
     securities................... $184,538  $(8,459)  $36,526  $(9,905)  $221,064  $(18,364)
                                   ========  =======   =======  =======   ========  ========

   At December 31, 2004, 117 different fixed maturity securities represented 100% of the Company's $3.4 million total unrealized loss, which is a decrease of $15.0 million, or 82%, as compared to the $18.4 million unrealized loss at December 31, 2003. At December 31, 2003, 62 different fixed maturity securities represented 100% of the Company's $18.4 million unrealized loss, and none of the securities represented an unrealized loss position in excess of 7% of the total unrealized loss amount at that time. Unrealized losses in the fixed maturity investment portfolio, including U.S. government agencies, mortgage and asset backed securities and corporate bonds, were primarily due to higher interest rates during 2004. The Company held one U.S. Treasury security that was at an unrealized loss position in excess of 7% of the total unrealized loss amount as of December 31, 2004, with the unrealized loss representing approximately 17.7% of the total. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue until maturity, the Company believes that the prices of the securities above are temporarily depressed.

   The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES financial condition or near term recovery prospects and the effects of changes in interest rates. In addition, for securitized financial assets with contractual cash flows (e.g. asset-backed and mortgage-backed securities), projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. As of December 31, 2004, management's expectation of the discounted future cash flows on these securities was in excess of the associated securities' amortized costs.

(5) Securities Lending

   The Company has a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

   The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The cash collateral is invested in highly liquid, fixed income investments with a maturity of less than one year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company as of December 31, 2004 and 2003 was approximately $46,000 and $283,000, respectively. The Company's securities on loan at December 31, 2004 consisted of U.S. Treasury securities and corporate bonds with an estimated fair value of approximately $36.0 million. As of December 31, 2004, the Company held the total collateral for securities on loan of $36.6 million, consisting of cash collateral of $13.3 million and fixed income securities of $23.3 million. There were no securities on loan at December 31, 2003.

(6) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

   Approximately 6.1% of the investment-grade fixed maturity securities at December 31, 2004 were residential mortgage-backed securities, down from 9.6% at December 31, 2003. Approximately 20.8% of the investment-grade fixed maturity securities at December 31, 2004 were commercial mortgage-backed securities, compared with 12.3% at December 31, 2003. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. We have not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 15.6% and 15.4% of the investment-grade fixed maturity securities consisted of asset-backed securities at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, the majority of investments in asset-backed securities were backed by:

                                                                December 31,
                                                                ------------
                                                                 2004   2003
                                                                -----  -----
   Automobile loans............................................  21.4%  20.9%
   Credit card loans...........................................  18.4%  23.3%
   Collateralized loan and bond obligations....................  16.6%  17.1%
   Student loans...............................................   4.6%    --
   Manufactured housing loans..................................   3.0%  16.9%
   Other.......................................................  36.0%  21.8%
                                                                -----  -----
   Total....................................................... 100.0% 100.0%
                                                                =====  =====

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   A significant portion of the Reinsurance recoverable and the entire Deposit asset--coinsurance business is with a single reinsurer, FKLA. The total recoverable at December 31, 2004 and 2003 was $3.4 billion and $3.6 billion, respectively. Pursuant to the Coinsurance Agreement, FKLA maintains a Security Trust Account for the exclusive benefit of the Company funded with assets whose fair value is 100% of the general account reserves reinsured by FKLA, adjusted on a quarterly basis. The Security Trust Account minimizes the Company's exposure in the event of any default by FKLA. At December 31, 2004 and 2003, the balance in the Security Trust Account was $3.4 billion and $3.3 billion, respectively.

(7) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2004, 2003, and 2002:

                                   2004      2003      2002
                                 --------  --------  -------
                  (in thousands)
                     Current.... $(39,052) $(28,480) $(4,835)
                     Deferred...   38,586    13,157    2,458
                                 --------  --------  -------
                      Total..... $   (466) $(15,323) $(2,377)
                                 ========  ========  =======

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2004, 2003, and 2002:

                                                  2004     2003      2002
                                                 ------  --------  -------
    (in thousands)
    Unrealized gains and (losses) on investments $3,200  $(36,662) $24,416
    Value of business acquired..................     --     1,130     (509)
    Deferred insurance acquisition costs........   (344)    6,795   (3,906)
                                                 ------  --------  -------
       Total.................................... $2,856  $(28,737) $20,001
                                                 ======  ========  =======

   The actual income tax expense (benefit) for 2004, 2003, and 2002 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35% in 2004, 2003, and 2002 to income before income tax expense.

                                                                2004     2003      2002
                                                              -------  --------  --------
(in thousands)
Computed expected tax expense................................ $ 4,243  $ (8,578) $(52,300)
Difference between "expected" and actual tax expense:
   State taxes...............................................    (107)      (86)      342
   Goodwill impairment and amortization of other intangibles.      --       177    55,045
   Dividend received deduction...............................  (4,456)   (3,601)   (2,220)
   Foreign tax credit........................................    (189)     (463)       --
   Loss on asset substitution with affiliates................      --    (3,502)       --
   Prior year tax settlements................................      --        --    (3,594)
   Other, net................................................      43       730       350
                                                              -------  --------  --------
       Total actual tax expense.............................. $  (466) $(15,323) $ (2,377)
                                                              =======  ========  ========

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The loss on asset substitution with affiliates relates to an exchange of certain invested assets between the Company and FKLA, ZLICA, and ZLICONY as required by the Purchase Agreement. The exchange resulted in a net difference between fair market value of the assets surrendered and received by the Company. This difference was treated as a dividend to Kemper for book purposes but a deductible loss for tax purposes.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                                        December 31, December 31,
                                                                            2004         2003
                                                                        ------------ ------------
(in thousands)
Deferred federal tax assets:...........................................
   Deferred insurance acquisition costs ("DAC Tax")....................   $ 91,193     $105,816
   Unrealized losses on investments....................................         --        6,151
   Life policy reserves................................................         --       11,743
   Unearned revenue....................................................     43,558       52,354
   Tax loss carryforward...............................................         --       23,738
   Other investment-related............................................      7,907        7,091
   Other...............................................................     11,010        2,641
                                                                          --------     --------
       Total deferred federal tax assets...............................    153,668      209,534
   Valuation allowance.................................................         --        6,151
                                                                          --------     --------
       Total deferred federal tax assets after valuation allowance.....    153,668      203,383
                                                                          --------     --------
Deferred federal tax liabilities:
   Deferred insurance acquisition costs................................      8,335       95,657
   Life policy reserve.................................................     20,318           --
   Depreciation and amortization.......................................     10,374       13,113
   Other investment-related............................................        579        1,488
   Unrealized gains on investments.....................................      3,200           --
   Other...............................................................      5,076        4,342
                                                                          --------     --------
       Total deferred federal tax liabilities..........................     47,882      114,600
                                                                          --------     --------
Net deferred federal tax assets........................................   $105,786     $ 88,783
                                                                          ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). The Company has not recorded a deferred tax liability associated with its Policyholders Surplus Account, which is a tax memo account. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of unearned revenue and DAC tax to realize such deferred tax assets.

   The tax returns for the years 2000 through 2002 are currently under examination by the Internal Revenue Service. Management believes that any proposed changes will not be material to the Company's financial position or result of operations.

(8) Other Related-Party Transactions

   The Company had a loan to a joint venture, consisting of a mortgage loan on real estate, in which the Company and one of its affiliates have an ownership interest. At December 31, 2004 and 2003, the joint venture mortgage loan totaled $0 million and $7.4 million, respectively, and during 2004 and 2003, the Company earned interest income on the joint venture loan of $1.8 million and $12.1 million, respectively. During the fourth quarter of 2004, the joint venture mortgage loan was paid in full by Zurich North America.

   During 2004, the majority of 2003 and the full year 2002, some of the Company's personnel were employees of FNWL and/or FKLA. Expenses are allocated to the Company for the utilization of FNWL and

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

FKLA employees and facilities as applicable. Expenses allocated to the Company amounted to $12.5 million from FNWL in 2004, $1.6 million from FNWL in 2003, $12.8 million from FKLA in 2003, and $29.9 million from FKLA in 2002. The Company also paid, to Kemper's real estate subsidiaries, fees of $0.4 million, $0.3 million, and $0.4 million in 2004, 2003, and 2002, respectively, related to the management of the Company's real estate portfolio.

   Related party receivables and payables are settled each month. At December 31, 2004 and 2003, the Company reported the following amounts due from or (to) related parties:

                                                December 31, December 31,
                                                    2004         2003
                                                ------------ ------------
       (in thousands)
       FNWL....................................  $ 801,514    $ 762,579
       Kemper..................................         --          102
       Zurich Global Investment Advisors.......         --           58
                                                 ---------    ---------
          Receivable from related parties......  $ 801,514    $ 762,739
                                                 =========    =========
       FNWL....................................  $(796,726)   $(758,853)
       Kemper..................................         --       (5,000)
       Zurich Insurance Company--Bermuda Branch    (10,457)     (28,463)
                                                 ---------    ---------
          Payable to related parties...........  $(807,183)   $(792,316)
                                                 =========    =========
          Net payable to related parties.......  $  (5,669)   $ (29,577)
                                                 =========    =========

(9) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

(10) Financial Instruments--Off-Balance Sheet Risk

   In 1994, the Company entered into a commitment to provide a financial guaranty in the form of an extended standby credit enhancement to a third party letter of credit supporting the purchase of bonds issued to finance the development of a certain retirement property in Texas. On September 30, 2004, the Company satisfied its obligation to provide a financial guaranty in the form of an extended standby credit enhancement by funding $25.1 million to the issuer of the letter of credit. This standby credit enhancement had an original expiration date of March 22, 2004. On March 15, 2004, the agreement was extended to September 30, 2004 in exchange for a nominal fee.

   In the first week of October 2004, the third party fulfilled its obligation to the Company by relinquishing its rights to the collateral pool assets, valued at approximately $18.0 million, and paying the Company $7.1 million in cash. In conjunction with the transaction, the fixed maturity securities with a carrying value of $28.4 million previously pledged as collateral to secure the letter of credit was released.

   In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an affiliated company, including environmental claims over a period of 20 years. The maximum liability exposure would not exceed $4 million. The Company is fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction.

   While the Company currently has not experienced any environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing or future environmental studies or other factors could alter this expectation and may require recording of a liability and cause the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company future cash outlays. The extent or amount of such events, if any, cannot be estimated at this time. Management does not believe that such litigation will have a material impact on the Company's results of operations, financial position or liquidity for the years ended December 31, 2004 and 2003.

Derivative instruments

   In April 2003, the FASB released SFAS 133 Implementation Issue B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instrument"s ("DIG B36"). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance arrangement because the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, with earlier application as of the beginning of a fiscal quarter permitted. The Company adopted DIG B36 on October 1, 2003.

   On December 1, 2003, the Company entered into a Modified Coinsurance Agreement with FNWL, which was impacted by the provisions of DIG B36. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative. At December 31, 2004 and December 31, 2003, the total pre-tax unrealized gain on the segregated assets supporting the Modified Coinsurance Agreement was $26.9 million and $25.9 million, respectively. The related embedded derivative as of December 31, 2004 and December 31, 2003 was valued at $4.6 million and $3.6 million, respectively. The embedded derivative is recorded in modified coinsurance receivable--related party with the corresponding income or expense recorded in modified coinsurance income (expense)--related party during the respective reporting periods. The 2004 and 2003 impact of the embedded derivative was income of $1.0 million and $3.6 million, respectively.

   The Company had an interest rate swap agreement with Zurich Capital Markets, Inc., an affiliated counterparty, which expired in November 2004. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement with a notional value of $100.0 million. The interest rate swap agreement was designated as a cash flow hedge of the floating rate funding agreement. Each period, unrealized gains and losses resulting from changes in the fair value of the swap contract were recorded to other comprehensive income (loss). The terms of the swap contract had been structured to match the terms of the hedged item. No net realized gains or losses, resulting from hedge ineffectiveness, were recognized in results of operations, during the year ended December 31, 2004 or December 31, 2003.

   At December 31, 2003, the interest rate swap agreement had a negative value of approximately $4.5 million, and was included as a component of other accounts payable and liabilities in the accompanying balance sheets. The Company paid approximately $4.5 million in 2004 and approximately $4.6 million in 2003, as settlement of the interest rate swap agreement, which represents the difference between the fixed-rate and floating-rate interest.

(11) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering the Company's entire holding of a particular financial instrument for sale at one time. The Company's financial instruments are carried at fair value. Fair value estimates for assets not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Fair value estimates are determined for currently held financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

   Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, Deutsche Investment Management Americas, Inc.

   Cash, cash equivalent and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Mortgage loans and other real estate-related investments, consisting of an equity investment in a limited liability corporation, are carried at the Company's ownership equity interest, which approximates fair value. In 2003, fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $0.1 million and $4.2 million at December 31, 2004 and 2003, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2004 and 2003.

   Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive at the time of issuance. Policy loans are carried at their unpaid balances.

   Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Separate account assets and liabilities: The fair value of assets held in separated accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender changes.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   Derivative Instruments: The fair values were based upon external valuation models, quotations furnished by dealers in such instruments or market quotations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2004 and 2003, were as follows:

                                                     December 31, 2004         December 31, 2003
                                                 ------------------------  ------------------------
                                                   Carrying                  Carrying
                                                    Value      Fair Value     Value      Fair Value
                                                 -----------  -----------  -----------  -----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities.................... $   684,942  $   684,942  $   619,055  $   619,055
   Cash and short-term investments..............      36,622       36,622       62,512       62,512
   Mortgage loans and other real estate-related
     assets.....................................         248          248       65,867       65,867
   Policy loans.................................      18,540       18,540           --           --
   Equity securities............................       5,241        5,241        2,774        2,774
   Other invested assets........................       1,742        1,742        2,117        2,117
   Assets held in separate accounts.............  15,916,551   15,916,551   15,122,214   15,122,214
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life
     reserves...................................     172,730      166,151      280,240      271,610
   Liabilities held in separate accounts........  15,916,551   15,916,551   15,122,214   15,122,214
Financial instruments recorded as derivatives:
   Interest rate swap...........................         (--)         (--)      (4,500)      (4,500)
   Embedded derivatives/(3)/....................       4,634        4,634        3,627        3,627

--------
/(1)/included in Future Policy Benefits on the balance sheet
/(2)/included in Other Accounts Payable and Liabilities on the balance sheet /(3)/included in Modified Coinsurance Receivable--related party on the balance sheet

(12) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2005, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2003, the Company paid cash dividends of $10.0 million to Kemper and in 2002, the Company did not pay any dividends. The 2003 dividend was a result of the Purchase Agreement with Bank One.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2004     2003     2002
                                         -------- -------- --------
           (in thousands)
           Net income (loss)............ $ 34,066 $ 90,377 $(84,871)
                                         ======== ======== ========
           Statutory capital and surplus $384,464 $359,402 $312,653
                                         ======== ======== ========

   The Company's statutory net income in 2004 reflects the impact of the Company's Federal Income Tax refund offset by the reserve measures on the Company's DESTINATIONS/SM/ product. In addition, Statutory capital and surplus increased by $25.1 million in 2004, which primarily resulted from net income and an increase in unrealized capital gains/losses and non-admitted assets offset by changes in deferred taxes and amortization of ceding commissions.

   The Company's statutory net income in 2003 reflects the impact of the Coinsurance Agreement with FKLA as well as the improvement in the equity markets in 2003. The Company's statutory net loss in 2002 reflected the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                Quarter Ended
                                                --------------------------------------------  Year Ended
                                                 March 31   June 30  September 30 December 31 December 31
                                                ---------  --------  ------------ ----------- -----------
(in thousands)
2004 Operating Summary
   Revenue/(1)/................................ $  63,971  $ 20,171    $ 54,870     $41,084    $ 180,096
   Net operating income (loss), excluding net
     realized investment gains (losses), and
     cumulative effect of accounting
     change....................................     8,352   (18,115)      3,191      18,618       12,046
                                                =========  ========    ========     =======    =========
   Net operating income (loss), excluding net
     realized investment gains................. $(149,571) $(18,115)   $  3,191     $18,618    $(145,877)
                                                =========  ========    ========     =======    =========
   Net realized investment gains/(losses), net
     of tax....................................     2,758       347      (2,558)         (4)         543
                                                ---------  --------    --------     -------    ---------
       Net income (loss)....................... $(146,813) $(17,768)   $    633     $18,614    $(145,334)
                                                =========  ========    ========     =======    =========
2003 Operating Summary
   Revenue/(1)/................................ $  93,302  $ 92,811    $142,354     $54,131    $ 382,598
   Net operating income (loss), excluding net
     realized investment gains................. $   3,720  $ 16,793    $(96,728)    $12,018    $ (64,197)
                                                =========  ========    ========     =======    =========
   Net realized investment gains, net of
     tax.......................................     2,054     1,147      46,174       5,635       55,010
                                                ---------  --------    --------     -------    ---------
       Net income (loss)....................... $   5,774  $ 17,940    $(50,554)    $17,653    $  (9,187)
                                                =========  ========    ========     =======    =========

--------
/(1)/Revenue is different than previously reported in the Company's 2003 Annual
     Report on Form 10-K and Quarterly Reports on Form 10-Q for the quarterly periods ending September 30, 2003, March 31, 2004, June 30, 2004 and September 30, 2004. Revenue changed as a result of the reclassification to Other income of interest credited to policyholders on the coinsured investment contracts which were previously reflected as an offset to Interest credited to policyholders.

   The reconciliation of revenue previously reported and as reported in Note 13 is:

                                                          2003                                 2004
                                         --------------------------------------- --------------------------------
                                            Quarter      Quarter        Year      Quarter  Quarter     Quarter
                                             ended        ended        ended       ended    ended       ended
                                         September 30, December 31, December 31, March 31, June 30, September 30,
                                         ------------- ------------ ------------ --------- -------- -------------
(in thousands)
Revenue
As reported above.......................   $142,354      $54,131      $382,598    $63,971  $20,171     $54,870
As previously reported..................    135,868       34,305       356,286     46,073    2,378      37,510
                                           --------      -------      --------    -------  -------     -------
   Difference...........................   $  6,486      $19,826      $ 26,312    $17,898  $17,793     $17,360
                                           ========      =======      ========    =======  =======     =======

(14) Operations by Business Segment

   The Company has two primary operating segments, life insurance and annuities, which have different types of products and services. These two operating segments reflect the way the Company manages the operations and makes business decisions.

   Premiums received from the sale of annuity products and the majority of the life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities from which to earn investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company received cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company received premium tax and DAC tax expense loads from certain policyholders.

   In the following table, the Company uses the captions "net operating income
(loss)" and "operating income (loss)" as operating measures of segment performance. Net operating income (loss) is calculated by deducting net realized investment gains or losses, net of related income taxes, from net income (loss). Net realized investment gains or losses are excluded from net operating income (loss) because they can, in part, be discretionary and are not indicative of operational trends. Operating income (loss) is calculated by excluding amortization of intangible assets, goodwill impairment, and cumulative effect of accounting changes in addition to the removal of net realized gains and losses on investments, after tax, from net income (loss). These additional items are excluded from operating income (loss) since from period to period the amortization of intangible assets, goodwill impairment, and cumulative effect of accounting changes result in fluctuations that distort the operational trends.

   It is important to note that operating income (loss) and net operating income (loss) should not be viewed as substitutes for income from continuing operations before federal income taxes or net income (loss) determined in accordance with GAAP, rather they are considered supplementary measures the Company believes are useful in analyzing its results of operations. Also, the Company's definitions of these non-GAAP financial measures may differ from those used by other companies.

   Prior period information has been restated to conform to the composition of the Company's segments.

                                                                              Year Ended
                                                                           December 31, 2004
                                                                 ------------------------------------
                                                                    Life       Annuity       Total
                                                                 ----------- -----------  -----------
(in thousands)
Net income (loss)............................................... $       537 $  (145,871) $  (145,334)
Net realized investment gains, net of tax.......................           0         543          543
                                                                 ----------- -----------  -----------
Net operating income (loss)..................................... $       537 $  (146,414) $  (145,877)
                                                                 ----------- -----------  -----------
Cumulative effect of accounting change, net of tax..............          --    (157,923)    (157,923)
                                                                 =========== ===========  ===========
Operating income (loss) before cumulative effect of accounting
  change, net of tax............................................ $       537 $    11,509  $    12,046
                                                                 =========== ===========  ===========
Total assets.................................................... $11,107,958 $10,526,535  $21,634,493
                                                                 =========== ===========  ===========
Total general account reserve--future policy benefit and deposit
  liabilities................................................... $   650,952 $ 3,344,766  $ 3,995,718
Total separate account liabilities..............................  10,033,342   5,883,209   15,916,551
                                                                 ----------- -----------  -----------
Total reserve for policyholder benefits......................... $10,684,294 $ 9,227,975  $19,912,269
                                                                 =========== ===========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                               Year Ended
                                                                           December 31, 2003
                                                                 -------------------------------------
                                                                     Life       Annuity       Total
                                                                 -----------  -----------  -----------
(in thousands)
Net income (loss)............................................... $     4,865  $   (14,052) $    (9,187)
Net realized investment gains, net of tax.......................         419       54,591       55,010
                                                                 -----------  -----------  -----------
Net operating income (loss)..................................... $     4,446  $   (68,643) $   (64,197)
                                                                 -----------  -----------  -----------
Amortization of intangibles.....................................          --         (506)        (506)
                                                                 ===========  ===========  ===========
Operating income (loss) before amortization of intangibles...... $     4,446  $   (68,137) $   (63,691)
                                                                 ===========  ===========  ===========
Total assets.................................................... $10,658,132  $10,448,309  $21,106,441
                                                                 ===========  ===========  ===========
Total general account reserve--future policy benefit and deposit
  liabilities................................................... $   656,306  $ 3,442,179  $ 4,098,485
Total separate account liabilities..............................   9,518,812    5,603,402   15,122,214
                                                                 -----------  -----------  -----------
Total reserve for policyholder benefits......................... $10,175,118  $ 9,045,581  $19,220,699
                                                                 ===========  ===========  ===========

                                                                               Year Ended
                                                                           December 31, 2002
                                                                 -------------------------------------
                                                                     Life       Annuity       Total
                                                                 -----------  -----------  -----------
(in thousands)
Net loss........................................................ $   (23,654) $  (145,304) $  (168,958)
Net realized investment gains (losses), net of tax..............         753       (1,259)        (506)
                                                                 -----------  -----------  -----------
Net operating loss.............................................. $   (24,407) $  (144,045) $  (168,452)
                                                                 -----------  -----------  -----------
Amortization of intangibles.....................................        (106)        (653)        (759)
Goodwill impairment.............................................     (32,832)    (123,679)    (156,511)
Cumulative effect of accounting change, net of tax..............          --      (21,907)     (21,907)
                                                                 -----------  -----------  -----------
Operating income before amortization of intangibles, goodwill impairment and cumulative effect of accounting change, net of
  tax........................................................... $     8,531  $     2,194  $    10,725
                                                                 ===========  ===========  ===========
Total assets.................................................... $ 9,840,840  $ 8,825,442  $18,666,282
                                                                 ===========  ===========  ===========
Total general account reserve--future policy benefit and deposit
  liabilities................................................... $   808,389  $ 3,302,674  $ 4,111,063
Total separate account liabilities..............................   8,848,140    4,699,236   13,547,376
                                                                 -----------  -----------  -----------
Total reserve for policyholder benefits......................... $ 9,656,529  $ 8,001,910  $17,658,439
                                                                 ===========  ===========  ===========

   During 2004, operating income before amortization of intangibles in the life segment decreased by $3.9 million in 2004 to $0.5 million from $4.4 million. This decrease was primarily due to the Coinsurance Agreement with FKLA.

   Operating income (loss) before amortization of intangibles in the annuity segment increased $79.6 million to an $11.5 million income for 2004 compared to a $68.1 million loss in 2003. The increase was primarily due to the implementation of SOP 03-1, increased revenue from the ModCo agreement with FNWL and the Coinsurance Agreement with FKLA.

   During 2003, the decrease in operating income before amortization of intangibles, for both the life and annuity segments, was largely due to the Purchase Agreement (see Note 3).

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15) Effects of New Accounting Pronouncements

   In July 2003, the AcSEC issued SOP 03-1. The SOP was adopted effective January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require the Company to:

  . Recognize expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB") and guaranteed retirement income benefits ("GRIB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

  . Report and measure assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

  . Report and measure the Company's interest in its separate accounts as general account assets based on the proportionate beneficial interest in the separate account's underlying assets; and

  . Capitalize sales inducements that meet specified criteria and amortize such amounts over the life of the contracts using the same methodology as used for amortizing DAC.

   On January 1, 2004, the Company recorded a $157.9 million cumulative effect adjustment to earnings. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes. At January 1, 2004, the date of initial application, the cumulative effect of the adoption of the SOP was comprised of the following individual impacts:

                         Cumulative Effect of Adoption
                                 (in millions)

                                                                                                     Other
                                                                                      Net Income Comprehensive
                                                                                        (Loss)     Net Loss
                                                                                      ---------- -------------
Establishing GMDB and GRIB reserves for annuity contracts............................  $  (6.4)
Amortization of insurance acquisition costs (DAC)....................................   (236.5)
                                                                                       -------
   Total cumulative effect of adoption before tax....................................   (242.9)
Related income tax benefit...........................................................    (85.0)
                                                                                       -------
Total cumulative effect of adoption, net of tax......................................  $(157.9)     $(157.9)
                                                                                       =======
Unrealized gains of certain separate account assets reclassified to general accounts,
  net of tax.........................................................................               $   1.2
                                                                                                    -------
Total other comprehensive net loss...................................................               $(156.7)
                                                                                                    =======

   GMDB and GRIB Reserves for Annuity Contracts. The Company sold variable annuity contracts with GMDB and GRIB equal to the greater of (1) the account value; (2) the sum of all premium payments less prior withdrawals accumulated at 5%; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The GMDB is payable upon death. For policies with GRIB, the guarantee applies to the funds available to purchase an annuity after seven years. The Company currently reinsures approximately 36% of the benefit guarantees associated with its in-force block of business. As of December 31, 2003, prior to the adoption of SOP 03-1, the Company had recorded a liability for GMDB and GRIB benefits sold with variable annuity products of approximately $46.6 million. Subsequent to the adoption of the SOP, the Company recorded an additional liability for GMDB and GRIB benefits of approximately $6.4 million. For the year ended December 31, 2004, $24.9 million of additional future policyholder liabilities related to the GMDB and GRIB benefits were recorded due to SOP 03-1. The determination of the GMDB and GRIB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, annuitization elections and mortality experience. The models use 1,000 stochastic equity scenarios selected from the American Academy of Actuaries' C3 Phase 2 Report. The assumptions used are consistent with those used in determining estimated

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES gross profits for purposes of amortizing deferred acquisition costs. SOP 03-1 modified how liability reserves are calculated for the variable annuity contracts issued by the Company. Prior to SOP 03-1, a GMDB reserve was established for all contracts and a GRIB reserve was established only for contracts deemed to have annuitized. These reserves reflected the present value of future benefits with no offset against future revenues. Under SOP 03-1, a reserve is established for all contracts, resulting in additional recognition of future policy benefits. However, the reserve is reduced by a percentage of future revenues, resulting in a relatively small reserve increase at implementation.

   Amortization of Deferred Insurance Acquisition Costs. The Company has DAC in accordance with SFAS 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and amortizes those costs over the term of the policies. With the initial adoption of the SOP, $236.5 million of DAC was amortized to reflect the reduction in EGPs in the amount by which future revenues offset future benefits in the reserve calculation.

                     Gross Exposure or Net Amount at Risk

                                                 December 31, December 31,
                                                     2004         2003
                                                 ------------ ------------
     (in millions)
     In the Event of Death:
        Account Value...........................  $ 4,074.0    $ 3,757.1
        Net Amount at Risk......................      734.6        739.5
        Average attained age of contractholders.   62 years     61 years
     At Annuitization:
        Account Value...........................  $ 3,838.9    $ 3,519.8
        Net Amount at Risk......................      678.0        682.7
        Average attained age of contractholders.   61 years     61 years

   At December 31, 2004 and December 31, 2003, the Company held approximately $4.1 billion and $3.8 billion, respectively, of variable annuities that contained GMDB and GRIB benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB and GRIB commitments), related to these guaranteed death and annuitization benefits was approximately $734.6 million at December 31, 2004 and was approximately $739.5 million at December 31, 2003. After reinsurance, the Company's net exposure was approximately $451.2 million and $462.7 million at December 31, 2004 and December 31, 2003, respectively.

                     Summary of Liabilities for Guarantees

                                             Liability for Liability for
                                                 GMDB          GRIB
                                             ------------- -------------
       (in millions)
       Balance at January 1, 2004...........     $ 9.3        $ 87.7
          Less reinsurance recoverables.....       6.3          37.7
                                                 -----        ------
       Net balance at January 1, 2004.......       3.0          50.0
                                                 -----        ------
       Incurred guaranteed benefits.........       6.7          23.7
       Paid guaranteed benefits.............      (5.5)           --
                                                 -----        ------
          Net change in guaranteed benefits.       1.2          23.7
                                                 -----        ------
       Net balance at December 31, 2004.....       4.2          73.7
          Plus reinsurance recoverables.....       7.1          50.5
                                                 -----        ------
       Balance at December 31, 2004.........     $11.3        $124.2
                                                 =====        ======

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     Summary of Liabilities for Guarantees

                                             Liability for Liability for
                                                 GMDB          GRIB
                                             ------------- -------------
       (in millions)
       Balance at January 1, 2003...........    $ 39.1         $36.5
          Less reinsurance recoverables.....       7.9          16.6
                                                ------         -----
       Net balance at January 1, 2003.......      31.2          19.9
                                                ------         -----
       Incurred guaranteed benefits.........      (7.0)          8.1
       Paid guaranteed benefits.............      (5.6)           --
                                                ------         -----
          Net change in guaranteed benefits.     (12.6)          8.1
                                                ------         -----
       Net balance at December 31, 2003.....      18.6          28.0
          Plus reinsurance recoverables.....       5.5          19.3
                                                ------         -----
       Balance at December 31, 2003.........    $ 24.1         $47.3
                                                ======         =====

   Separate Account Presentation. The Company had recorded certain market value adjusted fixed annuity products as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjusted feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP.

   On January 1, 2004, market value reserves of approximately $64.1 million included in separate account liabilities were revalued at their current account value to the general account, and the related separate account assets were also reclassified to the general account. Fixed maturity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value; however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, are recorded in other comprehensive income rather than net income. Net investment income was increased by the amount earned on those investments reclassified to the general account and change in claims and other policyholder benefits were increased due to changes in reserves, with the net change recorded in other income.

Recently Issued Accounting Standards

   In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 adopted a three-step impairment model for securities within its scope. On September 30 2004, the FASB issued a final FASB Staff Position ("FSP"), FSP EITF Issue 03-1-1 that delays the effective date for the measurement and recognition guidance included in paragraphs 10 through 20 of EITF 03-1. In addition, during September 2004 the FASB issued a proposed FSP EITF Issue 03-1-a, which proposes guidance on the application of paragraph 16 of EITF 03-1 to debt securities that are impaired because of interest rate and/or sector spread increases. In November 2004, the FASB indicated that the effective date for paragraphs 10-20 of EITF 03-1 will be concurrent with the final issuance of EITF 03-1-a in 2005.

   The Company is still assessing the impact of adoption of this standard on the Company's financial condition and results of operations.

   The disclosure provisions of EITF 03-1 were not delayed and have been adopted by the Company effective December 31, 2003 and have been included in
Note 4.

(16) Subsequent Events

   The Company plans to revise its Market Value Adjustment Option ("MVA Options") by putting a "floor" on the Market Value Adjustment ("MVA") feature and increasing the guaranteed interest rate to 3% on those Guarantee Period Values currently crediting less than 3%. The "floor" will ensure that, regardless of

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES any changes in interest rates, the return on Guarantee Period Value on and after the effective date of the revision (before any deductions for contract charges) will not be less than the contract's new minimum guaranteed interest rate of 3% per annum. The specific terms of this change would be described in an MVA Endorsement that would be issued on all applicable annuities. As a result of the issuance of an MVA Endorsement, interests under the contracts relating to the MVA Option would no longer be registered under the Securities Act of 1933, as amended. The Company anticipates that a revision to the MVA option will be effected as early as April 1, 2005. In connection with the revision of the MVA Option, the Company intends to file a Form 15 with the Securities and Exchange Commission (the "SEC") to notify the SEC that it no longer has a duty to file reports under Section 15(d) of the Securities Exchange Act of 1934.

                                  APPENDIX A

                            STATE PREMIUM TAX CHART

                                                                   Rate of Tax
                                                             ---------------------
                                                             Qualified Non-Qualified
State                                                          Plans       Plans
-----                                                        --------- -------------
California..................................................   0.50%*      2.35%*
Maine.......................................................   2.00%       2.00%
Nevada......................................................   3.50%       3.50%
South Dakota................................................     --        1.25%
West Virginia...............................................   1.00%       1.00%
Wyoming.....................................................     --        1.00%

--------
* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                  APPENDIX B

                        CONDENSED FINANCIAL INFORMATION

   The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading "Condensed Financial Information".

          Optional Benefits                             Annual Expense
          -----------------                             --------------
          Guaranteed Minimum Death Benefit.............      0.15%
          Earnings Based Death Benefit.................      0.20%
          Guaranteed Retirement Income Benefit--10 year      0.30%
          Guaranteed Retirement Income Benefit--7 year.      0.40%

                  Additional Contract Options Elected (0.15%)
                       Guaranteed Minimum Death Benefit
  (Separate Account Charges of 1.45% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.45%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.217 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.087 $12.217     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Fund)
   Accumulation unit value at beginning of period**.......... $11.838  10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.552  11.838     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.......... $13.076  10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.604  13.076     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.698 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.246 $11.698     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.462 $34.123 $51.663 $45.573
   Accumulation unit value at end of period.................. $47.274 $45.462 $34.123 $51.663
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.580 $19.618 $28.248 $23.809
   Accumulation unit value at end of period.................. $31.845 $28.580 $19.618 $28.248
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.888 $22.726 $31.252 $26.645
   Accumulation unit value at end of period.................. $36.639 $31.888 $22.726 $31.252
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.414 $ 5.030 $ 6.329 $ 5.752
   Accumulation unit value at end of period.................. $ 7.143 $ 6.414 $ 5.030 $ 6.329
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       1       1      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.386 $ 6.597 $ 7.659 $ 6.716
   Accumulation unit value at end of period.................. $ 9.451 $ 8.386 $ 6.597 $ 7.659
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       8       6       6       1
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.214 $ 7.252 $ 8.320 $ 6.933
   Accumulation unit value at end of period.................. $12.577 $10.214 $ 7.252 $ 8.320
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.602 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.189 $12.602     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.396 $18.836 $26.895 $24.518
   Accumulation unit value at end of period.................. $24.493 $23.396 $18.836 $26.895
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.605 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.848 $13.605     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $23.381 $20.106 $22.348 $20.697
   Accumulation unit value at end of period.................. $24.306 $23.381 $20.106 $22.348
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       0
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*........... $28.599 $22.585 $25.276 $23.590
   Accumulation unit value at end of period.................. $32.552 $28.599 $22.585 $25.276
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --      --      --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*........... $32.194 $25.060 $30.612 $27.940
   Accumulation unit value at end of period.................. $35.392 $32.194 $25.060 $30.612
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0       0
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.291 $34.586 $50.202 $42.977
   Accumulation unit value at end of period.................. $46.150 $45.291 $34.586 $50.202
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0       0

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $131.408 $103.818 $135.465 $122.593
   Accumulation unit value at end of period........... $143.274 $131.408 $103.818 $135.465
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0        0
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.167 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.312 $ 12.167      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        0      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.210 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.112 $ 13.210      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        0      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.890 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.785 $ 10.890      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.990 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.189 $  9.990      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        2        0      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.971 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.266 $  9.971      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        2        0      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.392 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.436 $ 12.392      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        4        2      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.986 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.307 $ 11.986      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        3        2      N/A      N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**... $ 14.474 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 17.792 $ 14.474      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*.... $  6.776 $  4.670 $  5.225 $  4.212
   Accumulation unit value at end of period........... $  8.129 $  6.776 $  4.670 $  5.225
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0       --       --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*.... $ 16.102 $ 12.515 $ 12.968 $ 10.895
   Accumulation unit value at end of period........... $ 17.881 $ 16.102 $ 12.515 $ 12.968
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0       --       --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.244     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.099     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.055     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.774     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.401     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.216     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.096     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.420     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value (formerly One Group
  Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.277     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.528     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.257 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.468 $13.257     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0     N/A     N/A
JPMorgan MidCap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.311 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.690 $12.311     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.945 $10.404 $13.472 $11.138
   Accumulation unit value at end of period.................. $17.480 $13.945 $10.404 $13.472
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0       0
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.219 $25.101 $27.220 $26.040
   Accumulation unit value at end of period.................. $30.186 $28.219 $25.101 $27.220
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       2       3       0
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.690 $16.704 $23.059 $20.099
   Accumulation unit value at end of period.................. $22.345 $21.690 $16.704 $23.059
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.755 $17.087 $24.055 $21.044
   Accumulation unit value at end of period.................. $27.082 $22.755 $17.087 $24.055
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.766 $22.718 $30.937 $27.370
   Accumulation unit value at end of period.................. $28.676 $27.766 $22.718 $30.937
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --       0
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.377 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.532 $13.377     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.430 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.630 $13.430     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $12.004 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.131 $12.004     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.311 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.937 $12.311     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.143 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.572 $14.143     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.065 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.859 $11.065     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.096 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.013 $12.096     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       0     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.711 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.106 $13.711     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.810 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.554 $10.810     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.053 $ 7.776 $ 7.328 $ 7.386
   Accumulation unit value at end of period.................. $ 8.365 $ 8.053 $ 7.776 $ 7.328
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0       0

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.846 $14.268 $20.441 $17.768
   Accumulation unit value at end of period.................. $18.995 $17.846 $14.268 $20.441
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.776 $ 8.557 $10.635 $10.567
   Accumulation unit value at end of period.................. $12.377 $10.776 $ 8.557 $10.635
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0       0
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.422 $ 1.372 $ 1.289 $ 1.299
   Accumulation unit value at end of period.................. $ 1.465 $ 1.422 $ 1.372 $ 1.289
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       1       0      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.205 $ 2.188 $ 2.054 $ 2.065
   Accumulation unit value at end of period.................. $ 2.255 $ 2.205 $ 2.188 $ 2.054
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      28      47      43      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.924 $ 4.005 $ 5.756 $ 5.211
   Accumulation unit value at end of period.................. $ 5.103 $ 4.924 $ 4.005 $ 5.756
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.736 $ 5.483 $ 5.580 $ 5.298
   Accumulation unit value at end of period.................. $ 7.464 $ 6.736 $ 5.483 $ 5.580
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.690 $ 1.320 $ 1.548 $ 1.423
   Accumulation unit value at end of period.................. $ 1.969 $ 1.690 $ 1.320 $ 1.548
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.972 $ 1.509 $ 1.801 $ 1.666
   Accumulation unit value at end of period.................. $ 2.140 $ 1.972 $ 1.509 $ 1.801
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       2       2       2
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.611 $ 2.630 $ 2.632 $ 2.629
   Accumulation unit value at end of period.................. $ 2.597 $ 2.611 $ 2.630 $ 2.632
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      25      32      --       1
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 1.830 $ 1.397 $ 2.130 $ 1.684
   Accumulation unit value at end of period.................. $ 2.003 $ 1.830 $ 1.397 $ 2.130
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       2       2       0
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $ 0.850 $ 1.397 $ 0.926 $ 0.713
   Accumulation unit value at end of period.................. $ 0.854 $ 0.850 $ 1.397 $ 0.926
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2      --      --      --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $ 6.921 $ 5.953 $ 7.120 $ 6.715
   Accumulation unit value at end of period.................. $ 7.285 $ 6.921 $ 5.953 $ 7.120
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.574 $1.124 $1.287 $1.093
   Accumulation unit value at end of period.................. $1.955 $1.574 $1.124 $1.287
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     24     10     --      2
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.471 $1.125 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.614 $1.471 $1.125 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      0     --     --     --

                  Additional Contract Options Elected (0.15%)
                       Guaranteed Minimum Death Benefit
  (Separate Account Charges of 1.45% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.45%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.217 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.087 $12.217     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.838 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.552 $11.838     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.......... $13.076 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.604 $13.076     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.698 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.246 $11.698     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.462 $34.123 $51.663 $45.573
   Accumulation unit value at end of period.................. $47.274 $45.462 $34.123 $51.663
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0       0
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.580 $19.618 $28.248 $23.809
   Accumulation unit value at end of period.................. $31.845 $28.580 $19.618 $28.248
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.888 $22.726 $31.252 $26.645
   Accumulation unit value at end of period.................. $36.639 $31.888 $22.726 $31.252
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0       0

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*.... $  6.414 $  5.030 $  6.329 $  5.752
   Accumulation unit value at end of period........... $  7.143 $  6.414 $  5.030 $  6.329
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1       --       --       --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*.... $  8.386 $  6.597 $  7.659 $  6.716
   Accumulation unit value at end of period........... $  9.451 $  8.386 $  6.597 $  7.659
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*.... $ 10.214 $  7.252 $  8.320 $  6.933
   Accumulation unit value at end of period........... $ 12.577 $ 10.214 $  7.252 $  8.320
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        1        1       --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**... $ 12.602 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.189 $ 12.602      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 23.396 $ 18.836 $ 26.895 $ 24.518
   Accumulation unit value at end of period........... $ 24.493 $ 23.396 $ 18.836 $ 26.895
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**... $ 13.605 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.848 $ 13.605      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.381 $ 20.106 $ 22.348 $ 20.697
   Accumulation unit value at end of period........... $ 24.306 $ 23.381 $ 20.106 $ 22.348
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.599 $ 22.585 $ 25.276 $ 23.590
   Accumulation unit value at end of period........... $ 32.552 $ 28.599 $ 22.585 $ 25.276
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 32.194 $ 25.060 $ 30.612 $ 27.940
   Accumulation unit value at end of period........... $ 35.392 $ 32.194 $ 25.060 $ 30.612
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 45.291 $ 34.586 $ 50.202 $ 42.977
   Accumulation unit value at end of period........... $ 46.150 $ 45.291 $ 34.586 $ 50.202
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $131.408 $103.818 $135.465 $122.593
   Accumulation unit value at end of period........... $143.274 $131.408 $103.818 $135.465
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --        0        0        0
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.167 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.312 $ 12.167      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**.......... $13.210 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.112 $13.210     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**.......... $10.890 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.785 $10.890     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.990 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.189 $ 9.990     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.971 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.266 $ 9.971     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**.......... $12.392 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.436 $12.392     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.986 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.307 $11.986     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.474 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.792 $14.474     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.776 $ 4.670 $ 5.225 $ 4.212
   Accumulation unit value at end of period.................. $ 8.129 $ 6.776 $ 4.670 $ 5.225
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $16.102 $12.515 $12.968 $10.895
   Accumulation unit value at end of period.................. $17.881 $16.102 $12.515 $12.968
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.244     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.099     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.055     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.774     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.401     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.216     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.096     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.420     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.277     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.528     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.257 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.468 $13.257     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.311 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.690 $12.311     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.945 $10.404 $13.472 $11.138
   Accumulation unit value at end of period.................. $17.480 $13.945 $10.404 $13.472
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.219 $25.101 $27.220 $26.040
   Accumulation unit value at end of period.................. $30.186 $28.219 $25.101 $27.220
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.690 $16.704 $23.059 $20.099
   Accumulation unit value at end of period.................. $22.345 $21.690 $16.704 $23.059
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.755 $17.087 $24.055 $21.044
   Accumulation unit value at end of period.................. $27.082 $22.755 $17.087 $24.055
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.766 $22.718 $30.937 $27.370
   Accumulation unit value at end of period.................. $28.676 $27.766 $22.718 $30.937
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0       0
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.377 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.532 $13.377     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.430 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.630 $13.430     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $12.004 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.131 $12.004     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.311 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.937 $12.311     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.143 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.572 $14.143     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.065 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.859 $11.065     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.096 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.013 $12.096     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.711 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.106 $13.711     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.810 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.554 $10.810     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.053 $ 7.776 $ 7.328 $ 7.386
   Accumulation unit value at end of period.................. $ 8.365 $ 8.053 $ 7.776 $ 7.328
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       1      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.846 $14.268 $20.441 $17.768
   Accumulation unit value at end of period.................. $18.995 $17.846 $14.268 $20.441
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.776 $ 8.557 $10.635 $10.567
   Accumulation unit value at end of period.................. $12.377 $10.776 $ 8.557 $10.635
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       1      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.422 $ 1.372 $ 1.289 $ 1.299
   Accumulation unit value at end of period.................. $ 1.465 $ 1.422 $ 1.372 $ 1.289
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                            2004   2003   2002   2001
----------                                                           ------ ------ ------ ------
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*.................. $2.205 $2.188 $2.054 $2.065
   Accumulation unit value at end of period......................... $2.255 $2.205 $2.188 $2.054
   Number of accumulation units outstanding at end of period (000's
     omitted).......................................................     --      0     --     --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*.................. $4.916 $3.999 $5.748 $5.204
   Accumulation unit value at end of period......................... $5.095 $4.916 $3.999 $5.748
   Number of accumulation units outstanding at end of period (000's
     omitted).......................................................     --     --     --     --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*.................. $6.562 $5.342 $5.436 $5.161
   Accumulation unit value at end of period......................... $7.271 $6.562 $5.342 $5.436
   Number of accumulation units outstanding at end of period (000's
     omitted).......................................................      1      1     --     --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*.................. $1.690 $1.320 $1.548 $1.423
   Accumulation unit value at end of period......................... $1.969 $1.690 $1.320 $1.548
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --     --     --     --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*.................. $1.972 $1.509 $1.801 $1.666
   Accumulation unit value at end of period......................... $2.140 $1.972 $1.509 $1.801
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --      1      0      0
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*.................. $2.611 $2.630 $2.632 $2.629
   Accumulation unit value at end of period......................... $2.597 $2.611 $2.630 $2.632
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --     --     --     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*.................. $1.830 $1.397 $2.130 $1.684
   Accumulation unit value at end of period......................... $2.003 $1.830 $1.397 $2.130
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --     --     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*.................. $0.850 $0.588 $0.926 $0.713
   Accumulation unit value at end of period......................... $0.854 $0.850 $0.588 $0.926
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*.................. $6.448 $5.547 $6.634 $6.256
   Accumulation unit value at end of period......................... $6.787 $6.448 $5.547 $6.634
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --     --     --     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*.................. $1.574 $1.124 $1.287 $1.093
   Accumulation unit value at end of period......................... $1.955 $1.574 $1.124 $1.287
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................      7      7     11      0
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*.................. $1.471 $1.125 $1.539 $1.367
   Accumulation unit value at end of period......................... $1.614 $1.471 $1.125 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted)................................................     --     --     --     --

                  Additional Contract Options Elected (0.30%)
                 Guaranteed Retirement Income Benefit--10 year
  (Separate Account Charges of 1.60% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.60%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.205 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.055 $12.205     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.826 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.521 $11.826     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.......... $13.063 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.561 $13.063     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.686 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.211 $11.686     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.311 $34.059 $51.643 $45.573
   Accumulation unit value at end of period.................. $47.046 $45.311 $34.059 $51.643
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.485 $19.581 $28.237 $23.809
   Accumulation unit value at end of period.................. $31.692 $28.485 $19.581 $28.237
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.781 $22.684 $31.240 $26.645
   Accumulation unit value at end of period.................. $36.463 $31.781 $22.684 $31.240
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.392 $ 5.021 $ 6.327 $ 5.752
   Accumulation unit value at end of period.................. $ 7.109 $ 6.392 $ 5.021 $ 6.327
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.358 $ 6.585 $ 7.656 $ 6.716
   Accumulation unit value at end of period.................. $ 9.405 $ 8.358 $ 6.585 $ 7.656
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.180 $ 7.239 $ 8.316 $ 6.933
   Accumulation unit value at end of period.................. $12.517 $10.180 $ 7.239 $ 8.316
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**... $ 12.589 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.154 $ 12.589      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 23.318 $ 18.801 $ 26.885 $ 24.518
   Accumulation unit value at end of period........... $ 24.375 $ 23.318 $ 18.801 $ 26.885
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Dreyfus VIF Small Company Stock Subaccount............
   Accumulation unit value at beginning of period**... $ 13.592 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.809 $ 13.592      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount.................
   Accumulation unit value at beginning of period*.... $ 23.303 $ 20.069 $ 22.340 $ 20.697
   Accumulation unit value at end of period........... $ 24.190 $ 23.303 $ 20.069 $ 22.340
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.504 $ 22.543 $ 25.266 $ 23.589
   Accumulation unit value at end of period........... $ 32.396 $ 28.504 $ 22.543 $ 25.266
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 32.087 $ 25.013 $ 30.600 $ 27.939
   Accumulation unit value at end of period........... $ 35.222 $ 32.087 $ 25.013 $ 30.600
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 45.140 $ 34.522 $ 50.183 $ 42.976
   Accumulation unit value at end of period........... $ 45.928 $ 45.140 $ 34.522 $ 50.183
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.970 $103.625 $135.413 $122.592
   Accumulation unit value at end of period........... $142.585 $130.970 $103.625 $135.413
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.155 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.279 $ 12.155      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.197 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.073 $ 13.197      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.879 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.756 $ 10.879      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.980 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.164 $  9.980      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.961 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.241 $ 9.961     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**.......... $12.379 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.401 $12.379     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.974 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.274 $11.974     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.460 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.748 $14.460     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.753 $ 4.661 $ 5.223 $ 4.212
   Accumulation unit value at end of period.................. $ 8.089 $ 6.753 $ 4.661 $ 5.223
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $16.048 $12.491 $12.963 $10.894
   Accumulation unit value at end of period.................. $17.795 $16.048 $12.491 $12.963
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.238     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.082     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.049     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.757     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.395     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.199     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.091     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.402     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.271     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.510     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.244 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.430 $13.244     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.298 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.653 $12.298     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.899 $10.385 $13.467 $11.137
   Accumulation unit value at end of period.................. $17.396 $13.899 $10.385 $13.467
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.125 $25.055 $27.209 $26.039
   Accumulation unit value at end of period.................. $30.041 $28.125 $25.055 $27.209
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.617 $16.673 $23.050 $20.098
   Accumulation unit value at end of period.................. $22.237 $21.617 $16.673 $23.050
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.679 $17.055 $24.045 $21.043
   Accumulation unit value at end of period.................. $26.952 $22.679 $17.055 $24.045
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.673 $22.676 $30.925 $27.370
   Accumulation unit value at end of period.................. $28.538 $27.673 $22.676 $30.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.363 $ 10.00     N/A     N/A
   Accumulation unit value at end of period.................. $15.493 $13.363     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.416 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.592 $13.416     N/A     N/A
   Number of accumulation units outstanding at end of period.      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.992 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.096 $11.992     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.299 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.905 $12.299     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.129 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.531 $14.129     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.054 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.829 $11.054     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.084 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.980 $12.084     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.697 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.067 $13.697     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.800 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.526 $10.800     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.026 $ 7.762 $ 7.325 $ 7.386
   Accumulation unit value at end of period.................. $ 8.324 $ 8.026 $ 7.762 $ 7.325
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.786 $14.241 $20.433 $17.768
   Accumulation unit value at end of period.................. $18.903 $17.786 $14.241 $20.433
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.740 $ 8.541 $10.631 $10.567
   Accumulation unit value at end of period.................. $12.318 $10.740 $ 8.541 $10.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.417 $ 1.369 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.458 $ 1.417 $ 1.369 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.198 $ 2.184 $ 2.053 $ 2.065
   Accumulation unit value at end of period.................. $ 2.244 $ 2.198 $ 2.184 $ 2.053
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.907 $ 3.998 $ 5.754 $ 5.211
   Accumulation unit value at end of period.................. $ 5.078 $ 4.907 $ 3.998 $ 5.754
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $6.714 $5.473 $5.578 $5.298
   Accumulation unit value at end of period.................. $7.428 $6.714 $5.473 $5.578
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $1.684 $1.318 $1.548 $1.423
   Accumulation unit value at end of period.................. $1.960 $1.684 $1.318 $1.548
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.966 $1.506 $1.800 $1.666
   Accumulation unit value at end of period.................. $2.130 $1.966 $1.506 $1.800
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.603 $2.625 $2.631 $2.629
   Accumulation unit value at end of period.................. $2.585 $2.603 $2.625 $2.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.824 $1.394 $2.129 $1.684
   Accumulation unit value at end of period.................. $1.993 $1.824 $1.394 $2.129
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.847 $0.587 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.850 $0.847 $0.587 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.898 $5.942 $7.117 $6.715
   Accumulation unit value at end of period.................. $7.250 $6.898 $5.942 $7.117
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.569 $1.122 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.946 $1.569 $1.122 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.466 $1.123 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.606 $1.466 $1.123 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.30%)
                 Guaranteed Retirement Income Benefit--10 year
  (Separate Account Charges of 1.60% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.60%

Subaccount                                                     2004    2003     2002   2001
----------                                                    ------- ------- ------ ------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.205 $10.000  N/A    N/A
   Accumulation unit value at end of period.................. $13.055 $12.205  N/A    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --  N/A    N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.826 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.521 $11.826     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Fund Subaccount
   Accumulation unit value at beginning of period**.......... $13.063 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.561 $13.063     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.686 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.211 $11.686     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.311 $34.059 $51.643 $45.573
   Accumulation unit value at end of period.................. $47.046 $45.311 $34.059 $51.643
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.485 $19.581 $28.237 $23.809
   Accumulation unit value at end of period.................. $31.692 $28.485 $19.581 $28.237
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.781 $22.684 $31.240 $26.645
   Accumulation unit value at end of period.................. $36.463 $31.781 $22.684 $31.240
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.392 $ 5.021 $ 6.327 $ 5.752
   Accumulation unit value at end of period.................. $ 7.109 $ 6.392 $ 5.021 $ 6.327
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.358 $ 6.585 $ 7.656 $ 6.716
   Accumulation unit value at end of period.................. $ 9.405 $ 8.358 $ 6.585 $ 7.656
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.180 $ 7.239 $ 8.316 $ 6.933
   Accumulation unit value at end of period.................. $12.517 $10.180 $ 7.239 $ 8.316
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.589 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.154 $12.589     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.318 $18.801 $26.885 $24.518
   Accumulation unit value at end of period.................. $24.375 $23.318 $18.801 $26.885
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**... $ 13.592 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.809 $ 13.592      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.303 $ 20.069 $ 22.340 $ 20.697
   Accumulation unit value at end of period........... $ 24.190 $ 23.303 $ 20.069 $ 22.340
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --        0       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.504 $ 22.543 $ 25.266 $ 23.589
   Accumulation unit value at end of period........... $ 32.396 $ 28.504 $ 22.543 $ 25.266
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --        0       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 32.087 $ 25.013 $ 30.600 $ 27.939
   Accumulation unit value at end of period........... $ 35.222 $ 32.087 $ 25.013 $ 30.600
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --        0       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 45.140 $ 34.522 $ 50.183 $ 42.976
   Accumulation unit value at end of period........... $ 45.928 $ 45.140 $ 34.522 $ 50.183
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --        0       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.970 $103.625 $135.413 $122.592
   Accumulation unit value at end of period........... $142.585 $130.970 $103.625 $135.413
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.155 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.279 $ 12.155      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.197 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.073 $ 13.197      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.879 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.756 $ 10.879      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.980 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.164 $  9.980      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.961 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.241 $  9.961      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.379 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.401 $ 12.379      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.974 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.274 $11.974     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.460 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.748 $14.460     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.753 $ 4.661 $ 5.223 $ 4.212
   Accumulation unit value at end of period.................. $ 8.089 $ 6.753 $ 4.661 $ 5.223
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $16.048 $12.491 $12.963 $10.894
   Accumulation unit value at end of period.................. $17.795 $16.048 $12.491 $12.963
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.238     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.082     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.049     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.757     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.395     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.199     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.091     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.402     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.271     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.510     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.244 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.430 $13.244     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.298 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.653 $12.298     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.899 $10.385 $13.467 $11.137
   Accumulation unit value at end of period.................. $17.396 $13.899 $10.385 $13.467
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.125 $25.055 $27.209 $26.039
   Accumulation unit value at end of period.................. $30.041 $28.125 $25.055 $27.209
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.617 $16.673 $23.050 $20.098
   Accumulation unit value at end of period.................. $22.237 $21.617 $16.673 $23.050
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.679 $17.055 $24.045 $21.043
   Accumulation unit value at end of period.................. $26.952 $22.679 $17.055 $24.045
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.673 $22.676 $30.925 $27.370
   Accumulation unit value at end of period.................. $28.538 $27.673 $22.676 $30.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.363 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.493 $13.363     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.416 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.592 $13.416     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.992 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.096 $11.992     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.299 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.905 $12.299     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.129 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.531 $14.129     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.054 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.829 $11.054     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.084 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.980 $12.084     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.697 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.067 $13.697     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.800 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.526 $10.800     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.026 $ 7.762 $ 7.325 $ 7.386
   Accumulation unit value at end of period.................. $ 8.324 $ 8.026 $ 7.762 $ 7.325
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.786 $14.241 $20.433 $17.768
   Accumulation unit value at end of period.................. $18.903 $17.786 $14.241 $20.433
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.740 $ 8.541 $10.631 $10.567
   Accumulation unit value at end of period.................. $12.318 $10.740 $ 8.541 $10.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.417 $ 1.369 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.458 $ 1.417 $ 1.369 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.198 $ 2.184 $ 2.053 $ 2.065
   Accumulation unit value at end of period.................. $ 2.244 $ 2.198 $ 2.184 $ 2.053
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.900 $ 3.992 $ 5.745 $ 5.204
   Accumulation unit value at end of period.................. $ 5.071 $ 4.900 $ 3.992 $ 5.745
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.540 $ 5.332 $ 5.434 $ 5.161
   Accumulation unit value at end of period.................. $ 7.236 $ 6.540 $ 5.332 $ 5.434
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.684 $ 1.318 $ 1.548 $ 1.423
   Accumulation unit value at end of period.................. $ 1.960 $ 1.684 $ 1.318 $ 1.548
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.966 $1.506 $1.800 $1.666
   Accumulation unit value at end of period.................. $2.130 $1.966 $1.506 $1.800
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.603 $2.625 $2.631 $2.629
   Accumulation unit value at end of period.................. $2.585 $2.603 $2.625 $2.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.824 $1.394 $2.129 $1.684
   Accumulation unit value at end of period.................. $1.993 $1.824 $1.394 $2.129
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.847 $0.587 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.850 $0.847 $0.587 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.427 $5.536 $6.631 $6.256
   Accumulation unit value at end of period.................. $6.755 $6.427 $5.536 $6.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.569 $1.122 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.946 $1.569 $1.122 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --      0     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.466 $1.123 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.606 $1.466 $1.123 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.35%)
       Guaranteed Minimum Death Benefit and Earnings Based Death Benefit (Separate Account Charges of 1.65% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.65%

Subaccount                                                     2004    2003     2002   2001
----------                                                    ------- ------- ------ ------
AIM V.I. Financial Services Subaccount (formerly INVESCO
  VIF-Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.201 $10.000  N/A    N/A
   Accumulation unit value at end of period.................. $13.044 $12.201  N/A    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --  N/A    N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO
  VIF-Health Sciences Subaccount)............................
   Accumulation unit value at beginning of period**.......... $11.823 $10.000  N/A    N/A
   Accumulation unit value at end of period.................. $12.510 $11.823  N/A    N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --  N/A    N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Real Estate Fund Subaccount.........................
   Accumulation unit value at beginning of period**.......... $13.059 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.546 $13.059     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)................................................
   Accumulation unit value at beginning of period**.......... $11.682 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.199 $11.682     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount.............................
   Accumulation unit value at beginning of period*........... $45.260 $34.038 $51.636 $45.573
   Accumulation unit value at end of period.................. $46.971 $45.260 $34.038 $51.636
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       0
Alger American MidCap Growth Subaccount......................
   Accumulation unit value at beginning of period*........... $28.453 $19.569 $28.234 $23.809
   Accumulation unit value at end of period.................. $31.641 $28.453 $19.569 $28.234
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount...............
   Accumulation unit value at beginning of period*........... $31.746 $22.670 $31.236 $26.645
   Accumulation unit value at end of period.................. $36.404 $31.746 $22.670 $31.236
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount...............
   Accumulation unit value at beginning of period*........... $ 6.385 $ 5.018 $ 6.326 $ 5.752
   Accumulation unit value at end of period.................. $ 7.097 $ 6.385 $ 5.018 $ 6.326
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.349 $ 6.581 $ 7.656 $ 6.716
   Accumulation unit value at end of period.................. $ 9.390 $ 8.349 $ 6.581 $ 7.656
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.168 $ 7.234 $ 8.315 $ 6.933
   Accumulation unit value at end of period.................. $12.497 $10.168 $ 7.234 $ 8.315
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.585 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.142 $12.585     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.292 $18.790 $26.881 $24.518
   Accumulation unit value at end of period.................. $24.336 $23.292 $18.790 $26.881
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.587 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.796 $13.587     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.277 $ 20.056 $ 22.337 $ 20.697
   Accumulation unit value at end of period........... $ 24.151 $ 23.277 $ 20.056 $ 22.337
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.472 $ 22.529 $ 25.263 $ 23.589
   Accumulation unit value at end of period........... $ 32.344 $ 28.472 $ 22.529 $ 25.263
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        1        0       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 32.051 $ 24.998 $ 30.596 $ 27.939
   Accumulation unit value at end of period........... $ 35.165 $ 32.051 $ 24.998 $ 30.596
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 45.090 $ 34.500 $ 50.177 $ 42.976
   Accumulation unit value at end of period........... $ 45.855 $ 45.090 $ 34.500 $ 50.177
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.824 $103.561 $135.396 $122.591
   Accumulation unit value at end of period........... $142.356 $130.824 $103.561 $135.396
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0        0
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.151 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.268 $ 12.151      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.192 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.060 $ 13.192      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.876 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.747 $ 10.876      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.977 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.156 $  9.977      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.958 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.232 $  9.958      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.375 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.389 $ 12.375      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.970 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.263 $ 11.970      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.455 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.734 $14.455     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.746 $ 4.658 $ 5.222 $ 4.212
   Accumulation unit value at end of period.................. $ 8.077 $ 6.746 $ 4.658 $ 5.222
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $16.030 $12.484 $12.962 $10.894
   Accumulation unit value at end of period.................. $17.766 $16.030 $12.484 $12.962
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.236     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.076     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.047     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.752     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.394     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.194     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.089     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.396     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.270     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.504     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.240 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.417 $13.240     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.294 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.641 $12.294     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.883 $10.378 $13.465 $11.137
   Accumulation unit value at end of period.................. $17.368 $13.883 $10.378 $13.465
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.094 $25.039 $27.206 $26.039
   Accumulation unit value at end of period.................. $29.993 $28.094 $25.039 $27.206
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       3       1
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Fund Subaccount)
   Accumulation unit value at beginning of period*........... $21.593 $16.662 $23.048 $20.098
   Accumulation unit value at end of period.................. $22.202 $21.593 $16.662 $23.048
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       0
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.654 $17.044 $24.042 $21.043
   Accumulation unit value at end of period.................. $26.909 $22.654 $17.044 $24.042
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       1
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.642 $22.661 $30.922 $27.370
   Accumulation unit value at end of period.................. $28.492 $27.642 $22.661 $30.922
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       1
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.359 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.481 $13.359     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.412 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.579 $13.412     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.988 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.084 $11.988     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.295 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.895 $12.295     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       2     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.124 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.517 $14.124     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.050 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.820 $11.050     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.080 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.970 $12.080     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.693 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.053 $13.693     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.796 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.516 $10.796     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.017 $ 7.757 $ 7.324 $ 7.386
   Accumulation unit value at end of period.................. $ 8.311 $ 8.017 $ 7.757 $ 7.324
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.766 $14.233 $20.431 $17.768
   Accumulation unit value at end of period.................. $18.873 $17.766 $14.233 $20.431
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.728 $ 8.536 $10.629 $10.567
   Accumulation unit value at end of period.................. $12.298 $10.728 $ 8.536 $10.629
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.415 $ 1.368 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.455 $ 1.415 $ 1.368 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       6       6      12      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.195 $ 2.182 $ 2.053 $ 2.065
   Accumulation unit value at end of period.................. $ 2.241 $ 2.195 $ 2.182 $ 2.053
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       4      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.902 $ 3.995 $ 5.753 $ 5.211
   Accumulation unit value at end of period.................. $ 5.070 $ 4.902 $ 3.995 $ 5.753
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       0       0      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.706 $ 5.470 $ 5.577 $ 5.298
   Accumulation unit value at end of period.................. $ 7.416 $ 6.706 $ 5.470 $ 5.577
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.682 $ 1.317 $ 1.547 $ 1.423
   Accumulation unit value at end of period.................. $ 1.957 $ 1.682 $ 1.317 $ 1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.964 $ 1.505 $ 1.800 $ 1.666
   Accumulation unit value at end of period.................. $ 2.126 $ 1.964 $ 1.505 $ 1.800
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.600 $2.624 $2.631 $2.629
   Accumulation unit value at end of period.................. $2.581 $2.600 $2.624 $2.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.822 $1.393 $2.129 $1.684
   Accumulation unit value at end of period.................. $1.990 $1.822 $1.393 $2.129
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      1      1      0     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.846 $0.587 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.849 $0.846 $0.587 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      2      1      1     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.890 $5.938 $7.116 $6.715
   Accumulation unit value at end of period.................. $7.238 $6.890 $5.938 $7.116
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      5      5      4      4
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.567 $1.122 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.943 $1.567 $1.122 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      6      5      0     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.464 $1.122 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.604 $1.464 $1.122 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.35%)
       Guaranteed Minimum Death Benefit and Earnings Based Death Benefit (Separate Account Charges of 1.65% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.65%

Subaccount                                                        2004    2003   2002 2001
----------                                                       ------- ------- ---- ----
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**............. $12.201 $10.000  N/A  N/A
   Accumulation unit value at end of period..................... $13.044 $12.201  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)............................................      --      --  N/A  N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-Health
  Sciences Subaccount)
   Accumulation unit value at beginning of period**............. $11.823 $10.000  N/A  N/A
   Accumulation unit value at end of period..................... $12.510 $11.823  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)............................................      --      --  N/A  N/A
AIM V.I. Real Estate Fund Subaccount
   Accumulation unit value at beginning of period**............. $13.059 $10.000  N/A  N/A
   Accumulation unit value at end of period..................... $17.546 $13.059  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)............................................      --      --  N/A  N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.682 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.199 $11.682     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.260 $34.038 $51.636 $45.573
   Accumulation unit value at end of period.................. $46.971 $45.260 $34.038 $51.636
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.453 $19.569 $28.237 $23.809
   Accumulation unit value at end of period.................. $31.641 $28.453 $19.569 $28.237
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.746 $22.670 $31.236 $26.645
   Accumulation unit value at end of period.................. $36.404 $31.746 $22.670 $31.236
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.385 $ 5.018 $ 6.326 $ 5.752
   Accumulation unit value at end of period.................. $ 7.097 $ 6.385 $ 5.018 $ 6.326
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.349 $ 6.581 $ 7.656 $ 6.716
   Accumulation unit value at end of period.................. $ 9.390 $ 8.349 $ 6.581 $ 7.656
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.168 $ 7.234 $ 8.315 $ 6.933
   Accumulation unit value at end of period.................. $12.497 $10.168 $ 7.234 $ 8.315
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.585 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.142 $12.585     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.292 $18.790 $26.881 $24.518
   Accumulation unit value at end of period.................. $24.336 $23.292 $18.790 $26.881
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.587 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.796 $13.587     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $23.277 $20.056 $22.337 $20.697
   Accumulation unit value at end of period.................. $24.151 $23.277 $20.056 $22.337
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.472 $ 22.529 $ 25.263 $ 23.589
   Accumulation unit value at end of period........... $ 32.344 $ 28.472 $ 22.529 $ 25.263
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 32.051 $ 24.998 $ 30.596 $ 27.939
   Accumulation unit value at end of period........... $ 35.165 $ 32.051 $ 24.998 $ 30.596
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 45.090 $ 34.500 $ 50.177 $ 42.976
   Accumulation unit value at end of period........... $ 45.855 $ 45.090 $ 34.500 $ 50.177
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.824 $103.561 $135.396 $122.591
   Accumulation unit value at end of period........... $142.356 $130.824 $103.561 $135.396
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.151 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.268 $ 12.151      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.192 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.060 $ 13.192      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.876 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.747 $ 10.876      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.977 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.156 $  9.977      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.958 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.232 $  9.958      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.375 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.389 $ 12.375      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.970 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.263 $ 11.970      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**... $ 14.455 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 17.734 $ 14.455      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.746 $ 4.658 $ 5.222 $ 4.212
   Accumulation unit value at end of period.................. $ 8.077 $ 6.746 $ 4.658 $ 5.222
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $16.030 $12.484 $12.962 $10.894
   Accumulation unit value at end of period.................. $17.766 $16.030 $12.484 $12.962
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.236     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.076     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.047     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.752     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.394     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.194     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.089     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.396     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.270     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.504     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.240 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.417 $13.240     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.294 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.641 $12.294     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.883 $10.378 $13.465 $11.137
   Accumulation unit value at end of period.................. $17.368 $13.883 $10.378 $13.465
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.094 $25.039 $27.206 $26.039
   Accumulation unit value at end of period.................. $29.993 $28.094 $25.039 $27.206
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.593 $16.662 $23.048 $20.098
   Accumulation unit value at end of period.................. $22.202 $21.593 $16.662 $23.048
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.654 $17.044 $24.042 $21.043
   Accumulation unit value at end of period.................. $26.909 $22.654 $17.044 $24.042
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.642 $22.661 $30.922 $27.370
   Accumulation unit value at end of period.................. $28.492 $27.642 $22.661 $30.922
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.359 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.481 $13.359     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.412 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.579 $13.412     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.988 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.084 $11.988     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.295 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.895 $12.295     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.124 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.517 $14.124     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.050 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.820 $11.050     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.080 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.970 $12.080     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.693 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.053 $13.693     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.796 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.516 $10.796     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.017 $ 7.757 $ 7.324 $ 7.386
   Accumulation unit value at end of period.................. $ 8.311 $ 8.017 $ 7.757 $ 7.324
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.766 $14.233 $20.431 $17.768
   Accumulation unit value at end of period.................. $18.873 $17.766 $14.233 $20.431
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.728 $ 8.536 $10.629 $10.567
   Accumulation unit value at end of period.................. $12.298 $10.728 $ 8.536 $10.629
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.415 $ 1.368 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.455 $ 1.415 $ 1.368 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.195 $ 2.182 $ 2.053 $ 2.065
   Accumulation unit value at end of period.................. $ 2.241 $ 2.195 $ 2.182 $ 2.053
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.895 $ 3.989 $ 5.745 $ 5.204
   Accumulation unit value at end of period.................. $ 5.063 $ 4.895 $ 3.989 $ 5.745
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.533 $ 5.329 $ 5.433 $ 5.161
   Accumulation unit value at end of period.................. $ 7.224 $ 6.533 $ 5.329 $ 5.433
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.682 $ 1.317 $ 1.547 $ 1.423
   Accumulation unit value at end of period.................. $ 1.957 $ 1.682 $ 1.317 $ 1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value
   Accumulation unit value at beginning of period*........... $ 1.964 $ 1.505 $ 1.800 $ 1.666
   Accumulation unit value at end of period.................. $ 2.126 $ 1.964 $ 1.505 $ 1.800
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.600 $ 2.624 $ 2.631 $ 2.629
   Accumulation unit value at end of period.................. $ 2.581 $ 2.600 $ 2.624 $ 2.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.822 $1.393 $2.129 $1.684
   Accumulation unit value at end of period.................. $1.990 $1.822 $1.393 $2.129
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.846 $0.587 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.849 $0.846 $0.587 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.419 $5.533 $6.630 $6.256
   Accumulation unit value at end of period.................. $6.744 $6.419 $5.533 $6.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.567 $1.122 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.943 $1.567 $1.122 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.464 $1.122 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.604 $1.464 $1.122 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.40%)
                 Guaranteed Retirement Income Benefit--7 year
  (Separate Account Charges of 1.70% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.70%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.197 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.033 $12.197     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.819 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.500 $11.819     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Fund Subaccount
   Accumulation unit value at beginning of period**.......... $13.055 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.532 $13.055     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.210 $34.017 $51.630 $45.572
   Accumulation unit value at end of period.................. $46.896 $45.210 $34.017 $51.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.422 $19.557 $28.230 $23.808
   Accumulation unit value at end of period.................. $31.590 $28.422 $19.557 $28.230
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.711 $22.656 $31.232 $26.645
   Accumulation unit value at end of period.................. $36.346 $31.711 $22.656 $31.232
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.378 $ 5.015 $ 6.325 $ 5.752
   Accumulation unit value at end of period.................. $ 7.086 $ 6.378 $ 5.015 $ 6.325
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.339 $ 6.577 $ 7.655 $ 6.716
   Accumulation unit value at end of period.................. $ 9.375 $ 8.339 $ 6.577 $ 7.655
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.157 $ 7.230 $ 8.314 $ 6.933
   Accumulation unit value at end of period.................. $12.477 $10.157 $ 7.230 $ 8.314
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.581 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.130 $12.581     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.266 $18.778 $26.878 $24.518
   Accumulation unit value at end of period.................. $24.297 $23.266 $18.778 $26.878
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.583 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.784 $13.583     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $23.252 $20.044 $22.334 $20.697
   Accumulation unit value at end of period.................. $24.112 $23.252 $20.044 $22.334
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*........... $28.441 $22.515 $25.260 $23.589
   Accumulation unit value at end of period.................. $32.292 $28.441 $22.515 $25.260
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*........... $32.016 $24.983 $30.592 $27.939
   Accumulation unit value at end of period.................. $35.109 $32.016 $24.983 $30.592
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.040 $34.479 $50.170 $42.976
   Accumulation unit value at end of period.................. $45.781 $45.040 $34.479 $50.170
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.680 $103.497 $135.379 $122.591
   Accumulation unit value at end of period........... $142.129 $130.680 $103.497 $135.379
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.147 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.258 $ 12.147      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.188 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.046 $ 13.188      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.872 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.737 $ 10.872      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.974 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.147 $  9.974      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.955 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.224 $  9.955      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.371 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.377 $ 12.371      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.967 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.252 $ 11.967      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**... $ 14.450 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 17.719 $ 14.450      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*.... $  6.738 $  4.655 $  5.222 $  4.212
   Accumulation unit value at end of period........... $  8.064 $  6.738 $  4.655 $  5.222
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*.... $ 16.013 $ 12.476 $ 12.960 $ 10.894
   Accumulation unit value at end of period........... $ 17.738 $ 16.013 $ 12.476 $ 12.960
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.235     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.070     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.045     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.746     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.392     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.188     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.087     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.390     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.268     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.498     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.236 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.405 $13.236     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.290 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.629 $12.290     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.868 $10.372 $13.464 $11.137
   Accumulation unit value at end of period.................. $17.340 $13.868 $10.372 $13.464
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.063 $25.024 $27.202 $26.039
   Accumulation unit value at end of period.................. $29.945 $28.063 $25.024 $27.202
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.570 $16.652 $23.045 $20.098
   Accumulation unit value at end of period.................. $22.166 $21.570 $16.652 $23.045
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.629 $17.034 $24.039 $21.043
   Accumulation unit value at end of period.................. $26.866 $22.629 $17.034 $24.039
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.612 $22.647 $30.918 $27.370
   Accumulation unit value at end of period.................. $28.447 $27.612 $22.647 $30.918
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.355 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.468 $13.355     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.408 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.566 $13.408     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.984 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.073 $11.984     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.291 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.884 $12.291     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.120 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.504 $14.120     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.047 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.810 $11.047     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.076 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.959 $12.076     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.688 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.040 $13.688     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.793 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.507 $10.793     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.008 $ 7.752 $ 7.323 $ 7.386
   Accumulation unit value at end of period.................. $ 8.298 $ 8.008 $ 7.752 $ 7.323
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.747 $14.224 $20.428 $17.768
   Accumulation unit value at end of period.................. $18.843 $17.747 $14.224 $20.428
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.716 $ 8.531 $10.628 $10.567
   Accumulation unit value at end of period.................. $12.278 $10.716 $ 8.531 $10.628
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.414 $ 1.368 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.453 $ 1.414 $ 1.368 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.193 $ 2.181 $ 2.053 $ 2.065
   Accumulation unit value at end of period.................. $ 2.237 $ 2.193 $ 2.181 $ 2.053
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       1      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.896 $ 3.993 $ 5.752 $ 5.211
   Accumulation unit value at end of period.................. $ 5.062 $ 4.896 $ 3.993 $ 5.752
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.699 $ 5.467 $ 5.576 $ 5.298
   Accumulation unit value at end of period.................. $ 7.404 $ 6.699 $ 5.467 $ 5.576
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.680 $ 1.316 $ 1.547 $ 1.423
   Accumulation unit value at end of period.................. $ 1.954 $ 1.680 $ 1.316 $ 1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.961 $ 1.504 $ 1.800 $ 1.666
   Accumulation unit value at end of period.................. $ 2.123 $ 1.961 $ 1.504 $ 1.800
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       1      --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.597 $ 2.622 $ 2.631 $ 2.629
   Accumulation unit value at end of period.................. $ 2.577 $ 2.597 $ 2.622 $ 2.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 1.820 $ 1.392 $ 2.128 $ 1.684
   Accumulation unit value at end of period.................. $ 1.987 $ 1.820 $ 1.392 $ 2.128
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       1      --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $ 0.845 $ 0.586 $ 0.925 $ 0.713
   Accumulation unit value at end of period.................. $ 0.847 $ 0.845 $ 0.586 $ 0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $ 6.882 $ 5.935 $ 7.115 $ 6.714
   Accumulation unit value at end of period.................. $ 7.226 $ 6.882 $ 5.935 $ 7.115
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.565 $1.121 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.940 $1.565 $1.121 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.462 $1.121 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.601 $1.462 $1.121 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.40%)
                 Guaranteed Retirement Income Benefit--7 year
  (Separate Account Charges of 1.70% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.70%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.197 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.033 $12.197     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.819 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.500 $11.819     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.......... $13.055 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.532 $13.055     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.678 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.188 $11.678     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.210 $34.017 $51.630 $45.572
   Accumulation unit value at end of period.................. $46.896 $45.210 $34.017 $51.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.422 $19.557 $28.230 $23.808
   Accumulation unit value at end of period.................. $31.590 $28.422 $19.557 $28.230
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.711 $22.656 $31.232 $26.645
   Accumulation unit value at end of period.................. $36.346 $31.711 $22.656 $31.232
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*.... $  6.378 $  5.015 $  6.325 $  5.752
   Accumulation unit value at end of period........... $  7.086 $  6.378 $  5.015 $  6.325
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*.... $  8.339 $  6.577 $  7.655 $  6.716
   Accumulation unit value at end of period........... $  9.375 $  8.339 $  6.577 $  7.655
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*.... $ 10.157 $  7.230 $  8.314 $  6.933
   Accumulation unit value at end of period........... $ 12.477 $ 10.157 $  7.230 $  8.314
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**... $ 12.581 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.130 $ 12.581      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 23.266 $ 18.778 $ 26.878 $ 24.518
   Accumulation unit value at end of period........... $ 24.297 $ 23.266 $ 18.778 $ 26.878
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**... $ 13.583 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.784 $ 13.583      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.252 $ 20.044 $ 22.334 $ 20.697
   Accumulation unit value at end of period........... $ 24.112 $ 23.252 $ 20.044 $ 22.334
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.441 $ 22.515 $ 25.260 $ 23.589
   Accumulation unit value at end of period........... $ 32.292 $ 28.441 $ 22.515 $ 25.260
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 32.016 $ 24.983 $ 30.592 $ 27.939
   Accumulation unit value at end of period........... $ 35.109 $ 32.016 $ 24.983 $ 30.592
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 45.040 $ 34.479 $ 50.170 $ 42.976
   Accumulation unit value at end of period........... $ 45.781 $ 45.040 $ 34.479 $ 50.170
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.680 $103.497 $135.379 $122.591
   Accumulation unit value at end of period........... $142.129 $130.680 $103.497 $135.379
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.147 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.258 $ 12.147      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**.......... $13.188 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.046 $13.188     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**.......... $10.872 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.737 $10.872     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.974 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.147 $ 9.974     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.955 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.224 $ 9.955     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**.......... $12.371 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.377 $12.371     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.967 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.252 $11.967     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.450 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.719 $14.450     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.738 $ 4.655 $ 5.222 $ 4.212
   Accumulation unit value at end of period.................. $ 8.064 $ 6.738 $ 4.655 $ 5.222
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $16.013 $12.476 $12.960 $10.894
   Accumulation unit value at end of period.................. $17.738 $16.013 $12.476 $12.960
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.235     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.070     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.045     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.746     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.392     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.188     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.087     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.390     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.268     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.498     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.236 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.405 $13.236     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.290 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.629 $12.290     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.868 $10.372 $13.464 $11.137
   Accumulation unit value at end of period.................. $17.340 $13.868 $10.372 $13.464
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.063 $25.024 $27.202 $26.039
   Accumulation unit value at end of period.................. $29.945 $28.063 $25.024 $27.202
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Fund Subaccount)
   Accumulation unit value at beginning of period*........... $21.570 $16.652 $23.045 $20.098
   Accumulation unit value at end of period.................. $22.166 $21.570 $16.652 $23.045
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.629 $17.034 $24.039 $21.043
   Accumulation unit value at end of period.................. $26.866 $22.629 $17.034 $24.039
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.612 $22.647 $30.918 $27.370
   Accumulation unit value at end of period.................. $28.447 $27.612 $22.647 $30.918
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.355 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.468 $13.355     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.408 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.566 $13.408     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.984 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.073 $11.984     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.291 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.884 $12.291     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.120 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.504 $14.120     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.047 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.810 $11.047     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.076 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.959 $12.076     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.688 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.040 $13.688     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.793 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.507 $10.793     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 8.008 $ 7.752 $ 7.323 $ 7.386
   Accumulation unit value at end of period.................. $ 8.298 $ 8.008 $ 7.752 $ 7.323
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.747 $14.224 $20.428 $17.768
   Accumulation unit value at end of period.................. $18.843 $17.747 $14.224 $20.428
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.716 $ 8.531 $10.628 $10.567
   Accumulation unit value at end of period.................. $12.278 $10.716 $ 8.531 $10.628
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.414 $ 1.368 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.453 $ 1.414 $ 1.368 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $2.193 $2.181 $2.053 $2.065
   Accumulation unit value at end of period.................. $2.237 $2.193 $2.181 $2.053
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $4.889 $3.987 $5.744 $5.204
   Accumulation unit value at end of period.................. $5.055 $4.889 $3.987 $5.744
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $6.526 $5.325 $5.432 $5.161
   Accumulation unit value at end of period.................. $7.213 $6.526 $5.325 $5.432
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $1.680 $1.316 $1.547 $1.423
   Accumulation unit value at end of period.................. $1.954 $1.680 $1.316 $1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.961 $1.504 $1.800 $1.666
   Accumulation unit value at end of period.................. $2.123 $1.961 $1.504 $1.800
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.597 $2.622 $2.631 $2.629
   Accumulation unit value at end of period.................. $2.577 $2.597 $2.622 $2.631
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.820 $1.392 $2.128 $1.684
   Accumulation unit value at end of period.................. $1.987 $1.820 $1.392 $2.128
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.845 $0.586 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.847 $0.845 $0.586 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.412 $5.529 $6.629 $6.256
   Accumulation unit value at end of period.................. $6.733 $6.412 $5.529 $6.629
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.565 $1.121 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.940 $1.565 $1.121 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.462 $1.121 $1.539 $1.367
   Accumulation unit value at end of period.................. $1.601 $1.462 $1.121 $1.539
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.45%)
 Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit--10
                                     year
  (Separate Account Charges of 1.75% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.75%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.193 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.023 $12.193     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.815 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.490 $11.815     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
AIM V.I. Real Estate Fund Subaccount
   Accumulation unit value at beginning of period**.......... $13.051 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.517 $13.051     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.675 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.176 $11.675     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.160 $33.996 $51.624 $45.572
   Accumulation unit value at end of period.................. $46.821 $45.160 $33.996 $51.624
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       1       1       0
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.390 $19.545 $28.227 $23.808
   Accumulation unit value at end of period.................. $31.540 $28.390 $19.545 $28.227
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       4       3       1       0
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.676 $22.642 $31.228 $26.645
   Accumulation unit value at end of period.................. $36.288 $31.676 $22.642 $31.228
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       2       1
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.371 $ 5.011 $ 6.324 $ 5.752
   Accumulation unit value at end of period.................. $ 7.075 $ 6.371 $ 5.011 $ 6.324
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       4       8       4       2
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.330 $ 6.573 $ 7.654 $ 6.716
   Accumulation unit value at end of period.................. $ 9.360 $ 8.330 $ 6.573 $ 7.654
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       2       2       0
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.146 $ 7.225 $ 8.313 $ 6.933
   Accumulation unit value at end of period.................. $12.457 $10.146 $ 7.225 $ 8.313
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**... $ 12.577 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.119 $ 12.577      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --        0      N/A      N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 23.240 $ 18.766 $ 26.875 $ 24.518
   Accumulation unit value at end of period........... $ 24.258 $ 23.240 $ 18.766 $ 26.875
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        1        0
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**... $ 13.578 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.771 $ 13.578      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.226 $ 20.031 $ 22.331 $ 20.697
   Accumulation unit value at end of period........... $ 24.074 $ 23.226 $ 20.031 $ 22.331
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0        0
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.409 $ 22.501 $ 25.257 $ 23.589
   Accumulation unit value at end of period........... $ 32.240 $ 28.409 $ 22.501 $ 25.257
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        0        1        1
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 31.980 $ 24.967 $ 30.588 $ 27.939
   Accumulation unit value at end of period........... $ 35.053 $ 31.980 $ 24.967 $ 30.588
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        3        3        2        1
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 44.990 $ 34.458 $ 50.164 $ 42.976
   Accumulation unit value at end of period........... $ 45.708 $ 44.990 $ 34.458 $ 50.164
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        0        0        0
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.535 $103.433 $135.362 $122.590
   Accumulation unit value at end of period........... $141.901 $130.535 $103.433 $135.362
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0        0
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.143 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.247 $ 12.143      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.184 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.033 $ 13.184      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.868 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.727 $ 10.868      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.970 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.139 $  9.970      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --        2      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.951 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.216 $ 9.951     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       2     N/A     N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**.......... $12.367 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.365 $12.367     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.963 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.241 $11.963     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.445 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.705 $14.445     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.731 $ 4.652 $ 5.221 $ 4.212
   Accumulation unit value at end of period.................. $ 8.051 $ 6.731 $ 4.652 $ 5.221
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $15.995 $12.468 $12.958 $10.894
   Accumulation unit value at end of period.................. $17.710 $15.995 $12.468 $12.958
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --       0       0
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.233     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.065     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.044     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.741     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.390     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.182     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.085     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.385     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.266     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.492     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.231 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.392 $13.231     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       3     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.286 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.617 $12.286     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.853 $10.365  13.462  11.137
   Accumulation unit value at end of period.................. $17.313 $13.853  10.365  13.462
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       2       1       0
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.031 $25.008  27.199  26.039
   Accumulation unit value at end of period.................. $29.897 $28.031  25.008  27.199
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       0       2       0
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.546 $16.642 $23.042 $20.098
   Accumulation unit value at end of period.................. $22.131 $21.546 $16.642 $23.042
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       3       3       1
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.604 $17.023 $24.036 $21.043
   Accumulation unit value at end of period.................. $26.823 $22.604 $17.023 $24.036
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       0
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.581 $22.633 $30.914 $27.370
   Accumulation unit value at end of period.................. $28.401 $27.581 $22.633 $30.914
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       1       0
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.350 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.455 $13.350     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.403 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.554 $13.403     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.980 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.061 $11.980     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.287 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.874 $12.287     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.115 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.490 $14.115     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.043 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.800 $11.043     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.072 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.949 $12.072     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.684 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.027 $13.684     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.789 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.497 $10.789     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.999 $ 7.747 $ 7.322 $ 7.386
   Accumulation unit value at end of period.................. $ 8.284 $ 7.999 $ 7.747 $ 7.322
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       0
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.727 $14.215 $20.425 $17.768
   Accumulation unit value at end of period.................. $18.813 $17.727 $14.215 $20.425
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       1      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.704 $ 8.525 $10.626 $10.566
   Accumulation unit value at end of period.................. $12.259 $10.704 $ 8.525 $10.626
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       1       1       0
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.412 $ 1.367 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.451 $ 1.412 $ 1.367 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      41       1      10      10
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.190 $ 2.180 $ 2.052 $ 2.065
   Accumulation unit value at end of period.................. $ 2.233 $ 2.190 $ 2.180 $ 2.052
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      40     158     196       3
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.891 $ 3.990 $ 5.751 $ 5.211
   Accumulation unit value at end of period.................. $ 5.054 $ 4.891 $ 3.990 $ 5.751
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $6.691 $5.463 $5.576 $5.297
   Accumulation unit value at end of period.................. $7.392 $6.691 $5.463 $5.576
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      0      0      0      0
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $1.678 $1.315 $1.547 $1.423
   Accumulation unit value at end of period.................. $1.950 $1.678 $1.315 $1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      7      7      6      4
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.959 $1.503 $1.799 $1.666
   Accumulation unit value at end of period.................. $2.119 $1.959 $1.503 $1.799
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     32     20     16      2
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.594 $2.621 $2.630 $2.629
   Accumulation unit value at end of period.................. $2.573 $2.594 $2.621 $2.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      1      1      1      1
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.818 $1.392 $2.128 $1.684
   Accumulation unit value at end of period.................. $1.984 $1.818 $1.392 $2.128
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      6      3     10      0
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.844 $0.586 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.846 $0.844 $0.586 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      0     --      0     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.875 $5.931 $7.114 $6.714
   Accumulation unit value at end of period.................. $7.215 $6.875 $5.931 $7.114
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --      0      0      0
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.564 $1.120 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.937 $1.564 $1.120 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     16      9      5      1
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.461 $1.120 $1.538 $1.367
   Accumulation unit value at end of period.................. $1.598 $1.461 $1.120 $1.538
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     21     21

                  Additional Contract Options Elected (0.45%)
 Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit--10
                                     year
  (Separate Account Charges of 1.75% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.75%

Subaccount                                                     2004    2003   2002 2001
----------                                                    ------- ------- ---- ----
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.193 $10.000  N/A  N/A
   Accumulation unit value at end of period.................. $13.023 $12.193  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --  N/A  N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-
  Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.815 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.490 $11.815     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.......... $13.051 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.517 $13.051     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.675 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.176 $11.675     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.160 $33.996 $51.624 $45.572
   Accumulation unit value at end of period.................. $46.821 $45.160 $33.996 $51.624
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.390 $19.545 $28.227 $23.808
   Accumulation unit value at end of period.................. $31.540 $28.390 $19.545 $28.227
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.676 $22.642 $31.228 $26.645
   Accumulation unit value at end of period.................. $36.288 $31.676 $22.642 $31.228
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.371 $ 5.011 $ 6.324 $ 5.752
   Accumulation unit value at end of period.................. $ 7.075 $ 6.371 $ 5.011 $ 6.324
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0      --      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.330 $ 6.573 $ 7.654 $ 6.716
   Accumulation unit value at end of period.................. $ 9.360 $ 8.330 $ 6.573 $ 7.654
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.146 $ 7.225 $ 8.313 $ 6.933
   Accumulation unit value at end of period.................. $12.457 $10.146 $ 7.225 $ 8.313
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.577 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.119 $12.577     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.240 $18.766 $26.875 $24.518
   Accumulation unit value at end of period.................. $24.258 $23.240 $18.766 $26.875
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**... $ 13.578 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.771 $ 13.578      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.226 $ 20.031 $ 22.331 $ 20.697
   Accumulation unit value at end of period........... $ 24.074 $ 23.226 $ 20.031 $ 22.331
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0       --       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.409 $ 22.501 $ 25.257 $ 23.589
   Accumulation unit value at end of period........... $ 32.240 $ 28.409 $ 22.501 $ 25.257
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 31.980 $ 24.967 $ 30.588 $ 27.939
   Accumulation unit value at end of period........... $ 35.053 $ 31.980 $ 24.967 $ 30.588
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 44.990 $ 34.458 $ 50.164 $ 42.976
   Accumulation unit value at end of period........... $ 45.708 $ 44.990 $ 34.458 $ 50.164
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.535 $103.433 $135.362 $122.590
   Accumulation unit value at end of period........... $141.901 $130.535 $103.433 $135.362
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0        0
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.143 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.247 $ 12.143      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.184 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.033 $ 13.184      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.868 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.727 $ 10.868      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.970 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.139 $  9.970      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.951 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.216 $  9.951      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.367 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.365 $ 12.367      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.963 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.241 $11.963     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.445 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.705 $14.445     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.731 $ 4.652 $ 5.221 $ 4.212
   Accumulation unit value at end of period.................. $ 8.051 $ 6.731 $ 4.652 $ 5.221
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $15.995 $12.468 $12.958 $10.894
   Accumulation unit value at end of period.................. $17.710 $15.995 $12.468 $12.958
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.233     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.065     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.044     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.741     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.390     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.182     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.085     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.385     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.266     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.492     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.231 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.392 $13.231     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.286 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.617 $12.286     N/A     N/A
   Number of accumulation units outstanding at end of period.      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.853 $10.365 $13.462 $11.137
   Accumulation unit value at end of period.................. $17.313 $13.853 $10.365 $13.462
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $28.031 $25.008 $27.199 $26.039
   Accumulation unit value at end of period.................. $29.897 $28.031 $25.008 $27.199
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.546 $16.642 $23.042 $20.098
   Accumulation unit value at end of period.................. $22.131 $21.546 $16.642 $23.042
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.604 $17.023 $24.036 $21.043
   Accumulation unit value at end of period.................. $26.823 $22.604 $17.023 $24.036
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.581 $22.633 $30.914 $27.370
   Accumulation unit value at end of period.................. $28.401 $27.581 $22.633 $30.914
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.350 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.455 $13.350     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.403 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.554 $13.403     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.980 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.061 $11.980     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.287 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.874 $12.287     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.115 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.490 $14.115     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.043 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.800 $11.043     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.072 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.949 $12.072     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.684 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.027 $13.684     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.789 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.497 $10.789     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.999 $ 7.747 $ 7.322 $ 7.386
   Accumulation unit value at end of period.................. $ 8.284 $ 7.999 $ 7.747 $ 7.322
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.727 $14.215 $20.425 $17.768
   Accumulation unit value at end of period.................. $18.813 $17.727 $14.215 $20.425
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.704 $ 8.525 $10.626 $10.566
   Accumulation unit value at end of period.................. $ 2.259 $10.704 $ 8.525 $10.626
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.412 $ 1.367 $ 1.288 $ 1.299
   Accumulation unit value at end of period.................. $ 1.451 $ 1.412 $ 1.367 $ 1.288
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.190 $ 2.180 $ 2.052 $ 2.065
   Accumulation unit value at end of period.................. $ 2.233 $ 2.190 $ 2.180 $ 2.052
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.884 $ 3.984 $ 5.743 $ 5.204
   Accumulation unit value at end of period.................. $ 5.046 $ 4.884 $ 3.984 $ 5.743
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.518 $ 5.322 $ 5.432 $ 5.161
   Accumulation unit value at end of period.................. $ 7.201 $ 6.518 $ 5.322 $ 5.432
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.678 $ 1.315 $ 1.547 $ 1.423
   Accumulation unit value at end of period.................. $ 1.950 $ 1.678 $ 1.315 $ 1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.959 $ 1.503 $ 1.799 $ 1.666
   Accumulation unit value at end of period.................. $ 2.119 $ 1.959 $ 1.503 $ 1.799
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       2       1       0

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.594 $2.621 $2.630 $2.629
   Accumulation unit value at end of period.................. $2.573 $2.594 $2.621 $2.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --      1     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.818 $1.392 $2.128 $1.684
   Accumulation unit value at end of period.................. $1.984 $1.818 $1.392 $2.128
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.844 $0.586 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.846 $0.844 $0.586 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.405 $5.526 $6.628 $6.256
   Accumulation unit value at end of period.................. $6.722 $6.405 $5.526 $6.628
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.564 $1.120 $1.286 $1.093
   Accumulation unit value at end of period.................. $1.937 $1.564 $1.120 $1.286
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      4      3      2      0
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.461 $1.120 $1.538 $1.367
   Accumulation unit value at end of period.................. $1.598 $1.461 $1.120 $1.538
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.55%)
 Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit--7
                                     year
  (Separate Account Charges of 1.85% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.85%

Subaccount                                                        2004    2003   2002 2001
----------                                                       ------- ------- ---- ----
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-
  Financial Services Subaccount)
   Accumulation unit value at beginning of period**............. $12.185 $10.000  N/A  N/A
   Accumulation unit value at end of period..................... $13.001 $12.185  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)............................................      --      --  N/A  N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-Health
  Sciences Subaccount)
   Accumulation unit value at beginning of period**............. $11.807 $10.000  N/A  N/A
   Accumulation unit value at end of period..................... $12.469 $11.807  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)............................................      --      --  N/A  N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**............. $13.042 $10.000  N/A  N/A
   Accumulation unit value at end of period..................... $17.489 $13.042  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)............................................      --      --  N/A  N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount )
   Accumulation unit value at beginning of period**.......... $11.667 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.153 $11.667     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.060 $33.954 $51.610 $45.572
   Accumulation unit value at end of period.................. $46.671 $45.060 $33.954 $51.610
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       2       1       0
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.327 $19.521 $28.219 $23.808
   Accumulation unit value at end of period.................. $31.439 $28.327 $19.521 $28.219
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       2       1       0
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.606 $22.614 $31.221 $26.645
   Accumulation unit value at end of period.................. $36.172 $31.606 $22.614 $31.221
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.357 $ 5.005 $ 6.323 $ 5.752
   Accumulation unit value at end of period.................. $ 7.052 $ 6.357 $ 5.005 $ 6.323
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       5       5       7       3
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.312 $ 6.564 $ 7.652 $ 6.715
   Accumulation unit value at end of period.................. $ 9.330 $ 8.312 $ 6.564 $ 7.652
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      12       9       6       1
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.123 $ 7.216 $ 8.311 $ 6.933
   Accumulation unit value at end of period.................. $12.417 $10.123 $ 7.216 $ 8.311
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.569 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.096 $12.569     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       0     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.189 $18.743 $26.868 $24.518
   Accumulation unit value at end of period.................. $24.180 $23.189 $18.743 $26.868
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.570 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.745 $13.570     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $23.174 $20.007 $22.326 $20.697
   Accumulation unit value at end of period.................. $23.997 $23.174 $20.007 $22.326
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       1       0       0

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.346 $ 22.473 $ 25.250 $ 23.589
   Accumulation unit value at end of period........... $ 32.137 $ 28.346 $ 22.473 $ 25.250
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        4        3        2        0
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 31.910 $ 24.936 $ 30.581 $ 27.939
   Accumulation unit value at end of period........... $ 34.941 $ 31.910 $ 24.936 $ 30.581
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        4        3        2        1
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 44.890 $ 34.415 $ 50.151 $ 42.976
   Accumulation unit value at end of period........... $ 45.562 $ 44.890 $ 34.415 $ 50.151
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        2        1        1        0
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.245 $103.305 $135.328 $122.589
   Accumulation unit value at end of period........... $141.447 $130.245 $103.305 $135.328
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        0        0        0
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.136 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.225 $ 12.136      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        3        0      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.175 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.007 $ 13.175      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.861 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.708 $ 10.861      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.964 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.122 $  9.964      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.945 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.199 $  9.945      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.359 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.342 $ 12.359      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1       --      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.955 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.220 $ 11.955      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.436 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.676 $14.436     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.716 $ 4.646 $ 5.220 $ 4.212
   Accumulation unit value at end of period.................. $ 8.025 $ 6.716 $ 4.646 $ 5.220
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $15.959 $12.453 $12.955 $10.894
   Accumulation unit value at end of period.................. $17.653 $15.959 $12.453 $12.955
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.229     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.053     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.040     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.730     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.386     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.171     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subacccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.081     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.373     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.262     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.481     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.223 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.367 $13.223     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.278 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.593 $12.278     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.822 $10.353 $13.459 $11.137
   Accumulation unit value at end of period.................. $17.257 $13.822 $10.353 $13.459
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       0       0
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $27.969 $24.977 $27.192 $26.039
   Accumulation unit value at end of period.................. $29.802 $27.969 $24.977 $27.192
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       2       2       0
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.498 $16.621 $23.036 $20.098
   Accumulation unit value at end of period.................. $22.060 $21.498 $16.621 $23.036
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       2       1       0
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.554 $17.002 $24.030 $21.043
   Accumulation unit value at end of period.................. $26.737 $22.554 $17.002 $24.030
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       0      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.520 $22.605 $30.906 $27.370
   Accumulation unit value at end of period.................. $28.310 $27.520 $22.605 $30.906
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1       0
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.341 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.430 $13.341     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.394 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.528 $13.394     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.972 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.038 $11.972     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.279 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.853 $12.279     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.106 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.463 $14.106     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.036 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.781 $11.036     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.064 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.927 $12.064     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.675 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.001 $13.675     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.782 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.478 $10.782     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       1     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.982 $ 7.738 $ 7.320 $ 7.386
   Accumulation unit value at end of period.................. $ 8.258 $ 7.982 $ 7.738 $ 7.320
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0       1      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.688 $14.197 $20.420 $17.768
   Accumulation unit value at end of period.................. $18.752 $17.688 $14.197 $20.420
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       2       2
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.680 $ 8.515 $10.624 $10.566
   Accumulation unit value at end of period.................. $12.219 $10.680 $ 8.515 $10.624
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       4       2       2       0
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.409 $ 1.365 $ 1.287 $ 1.299
   Accumulation unit value at end of period.................. $ 1.446 $ 1.409 $ 1.365 $ 1.287
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      12       0       0      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.186 $ 2.177 $ 2.052 $ 2.065
   Accumulation unit value at end of period.................. $ 2.226 $ 2.186 $ 2.177 $ 2.052
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      36      56      74      13
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.880 $ 3.985 $ 5.750 $ 5.211
   Accumulation unit value at end of period.................. $ 5.038 $ 4.880 $ 3.985 $ 5.750
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.676 $ 5.456 $ 5.574 $ 5.297
   Accumulation unit value at end of period.................. $ 7.369 $ 6.676 $ 5.456 $ 5.574
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       1       1       0
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.675 $ 1.314 $ 1.547 $ 1.423
   Accumulation unit value at end of period.................. $ 1.944 $ 1.675 $ 1.314 $ 1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      10       6       5       1
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.955 $ 1.502 $ 1.799 $ 1.666
   Accumulation unit value at end of period.................. $ 2.113 $ 1.955 $ 1.502 $ 1.799
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      13      13      16       9

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $2.588 $2.617 $2.630 $2.629
   Accumulation unit value at end of period.................. $2.564 $2.588 $2.617 $2.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      0      5      5     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.814 $1.390 $2.128 $1.684
   Accumulation unit value at end of period.................. $1.977 $1.814 $1.390 $2.128
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     11     16      4     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.843 $0.585 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.843 $0.843 $0.585 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     19     14      7      0
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.859 $5.924 $7.112 $6.714
   Accumulation unit value at end of period.................. $7.192 $6.859 $5.924 $7.112
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      6      4      1      0
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.560 $1.119 $1.285 $1.093
   Accumulation unit value at end of period.................. $1.930 $1.560 $1.119 $1.285
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     30     22     22      5
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.458 $1.119 $1.538 $1.367
   Accumulation unit value at end of period.................. $1.593 $1.458 $1.119 $1.538
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     16     12      8     --

                  Additional Contract Options Elected (0.55%)
 Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit--7
                                     year
  (Separate Account Charges of 1.85% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.85%

Subaccount                                                          2004    2003   2002 2001
----------                                                         ------- ------- ---- ----
AIM V.I. Financial Services Subaccount (formerly INVESCO Financial
  Services Subaccount)
   Accumulation unit value at beginning of period**............... $12.185 $10.000  N/A  N/A
   Accumulation unit value at end of period....................... $13.001 $12.185  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..............................................      --      --  N/A  N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF-Health
  Sciences Subaccount)
   Accumulation unit value at beginning of period**............... $11.807 $10.000  N/A  N/A
   Accumulation unit value at end of period....................... $12.469 $11.807  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..............................................       0       0  N/A  N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**............... $13.042 $10.000  N/A  N/A
   Accumulation unit value at end of period....................... $17.489 $13.042  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted)..............................................      --      --  N/A  N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.667 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.153 $11.667     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $45.060 $33.954 $51.610 $45.572
   Accumulation unit value at end of period.................. $46.671 $45.060 $33.954 $51.610
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.327 $19.521 $28.219 $23.808
   Accumulation unit value at end of period.................. $31.439 $28.327 $19.521 $28.219
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.606 $22.614 $31.221 $26.645
   Accumulation unit value at end of period.................. $36.172 $31.606 $22.614 $31.221
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.357 $ 5.005 $ 6.323 $ 5.752
   Accumulation unit value at end of period.................. $ 7.052 $ 6.357 $ 5.005 $ 6.323
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       2       2      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.312 $ 6.564 $ 7.652 $ 6.715
   Accumulation unit value at end of period.................. $ 9.330 $ 8.312 $ 6.564 $ 7.652
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.123 $ 7.216 $ 8.311 $ 6.933
   Accumulation unit value at end of period.................. $12.417 $10.123 $ 7.216 $ 8.311
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.569 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.096 $12.569     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.189 $18.743 $26.868 $24.518
   Accumulation unit value at end of period.................. $24.180 $23.189 $18.743 $26.868
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.570 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.745 $13.570     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $23.174 $20.007 $22.326 $20.697
   Accumulation unit value at end of period.................. $23.997 $23.174 $20.007 $22.326
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.346 $ 22.473 $ 25.250 $ 23.589
   Accumulation unit value at end of period........... $ 32.137 $ 28.346 $ 22.473 $ 25.250
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1        1        1       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 31.910 $ 24.936 $ 30.581 $ 27.939
   Accumulation unit value at end of period........... $ 34.941 $ 31.910 $ 24.936 $ 30.581
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 44.890 $ 34.415 $ 50.151 $ 42.976
   Accumulation unit value at end of period........... $ 45.562 $ 44.890 $ 34.415 $ 50.151
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        1       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $130.245 $103.305 $135.328 $122.589
   Accumulation unit value at end of period........... $141.447 $130.245 $103.305 $135.328
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0        0       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.136 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.225 $ 12.136      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.175 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 16.007 $ 13.175      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.861 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.708 $ 10.861      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0        0      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.964 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.122 $  9.964      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.945 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.199 $  9.945      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.359 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.342 $ 12.359      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        0       --      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.955 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.220 $ 11.955      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................        1       --      N/A      N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**... $ 14.436 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 17.676 $ 14.436      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.716 $ 4.646 $ 5.220 $ 4.212
   Accumulation unit value at end of period.................. $ 8.025 $ 6.716 $ 4.646 $ 5.220
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $15.959 $12.453 $12.955 $10.894
   Accumulation unit value at end of period.................. $17.653 $15.959 $12.453 $12.955
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --      --      --
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.229     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.053     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.040     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.730     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.386     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.171     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.081     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.373     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.262     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.481     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.223 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.367 $13.223     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.278 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.593 $12.278     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.822 $10.353 $13.459 $11.137
   Accumulation unit value at end of period.................. $17.257 $13.822 $10.353 $13.459
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $27.969 $24.977 $27.192 $26.039
   Accumulation unit value at end of period.................. $29.802 $27.969 $24.977 $27.192
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       2       2       2      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.498 $16.621 $23.036 $20.098
   Accumulation unit value at end of period.................. $22.060 $21.498 $16.621 $23.036
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.554 $17.002 $24.030 $21.043
   Accumulation unit value at end of period.................. $26.737 $22.554 $17.002 $24.030
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       1       1       1      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.520 $22.605 $30.906 $27.370
   Accumulation unit value at end of period.................. $28.310 $27.520 $22.605 $30.906
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0       0      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.341 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.430 $13.341     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       0     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.394 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.528 $13.394     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.972 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.038 $11.972     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.279 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.853 $12.279     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.106 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.463 $14.106     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.036 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.781 $11.036     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       4       4     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.064 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.927 $12.064     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.675 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.001 $13.675     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --       0     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.782 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.478 $10.782     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.982 $ 7.738 $ 7.320 $ 7.386
   Accumulation unit value at end of period.................. $ 8.258 $ 7.982 $ 7.738 $ 7.320
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0       3      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.688 $14.197 $20.420 $17.768
   Accumulation unit value at end of period.................. $18.752 $17.688 $14.197 $20.420
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.680 $ 8.515 $10.624 $10.566
   Accumulation unit value at end of period.................. $12.219 $10.680 $ 8.515 $10.624
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.409 $ 1.365 $ 1.287 $ 1.299
   Accumulation unit value at end of period.................. $ 1.446 $ 1.409 $ 1.365 $ 1.287
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.186 $ 2.177 $ 2.052 $ 2.065
   Accumulation unit value at end of period.................. $ 2.226 $ 2.186 $ 2.177 $ 2.052
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      42      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.873 $ 3.980 $ 5.742 $ 5.204
   Accumulation unit value at end of period.................. $ 5.030 $ 4.873 $ 3.980 $ 5.742
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.504 $ 5.315 $ 5.430 $ 5.161
   Accumulation unit value at end of period.................. $ 7.178 $ 6.504 $ 5.315 $ 5.430
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.675 $ 1.314 $ 1.547 $ 1.423
   Accumulation unit value at end of period.................. $ 1.944 $ 1.675 $ 1.314 $ 1.547
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.955 $ 1.502 $ 1.799 $ 1.666
   Accumulation unit value at end of period.................. $ 2.113 $ 1.955 $ 1.502 $ 1.799
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       6       6       6      --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.588 $ 2.617 $ 2.630 $ 2.629
   Accumulation unit value at end of period.................. $ 2.564 $ 2.588 $ 2.617 $ 2.630
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       3       7       8      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.814 $1.390 $2.128 $1.684
   Accumulation unit value at end of period.................. $1.977 $1.814 $1.390 $2.128
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --      0     --     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $0.843 $0.585 $0.925 $0.713
   Accumulation unit value at end of period.................. $0.843 $0.843 $0.585 $0.925
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --      0     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.391 $5.519 $6.627 $6.256
   Accumulation unit value at end of period.................. $6.701 $6.391 $5.519 $6.627
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      0      0      0     --
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.560 $1.119 $1.285 $1.093
   Accumulation unit value at end of period.................. $1.930 $1.560 $1.119 $1.285
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     12      8      8     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.458 $1.119 $1.538 $1.367
   Accumulation unit value at end of period.................. $1.593 $1.458 $1.119 $1.538
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.65%)
 Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed
                      Retirement Income Benefit--10 year
  (Separate Account Charges of 1.95% of the Daily Net Assets of the Separate
                                   Account)

Tax Qualified Periodic Payment Contracts--1.95%

Subaccount                                                         2004    2003   2002 2001
----------                                                        ------- ------- ---- ----
AIM V.I. Financial Services Subaccount (formerly INVESCO
  VIF-Financial Services Subaccount)
   Accumulation unit value at beginning of period**.............. $12.177 $10.000  N/A  N/A
   Accumulation unit value at end of period...................... $12.980 $12.177  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --      --  N/A  N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO VIF--Health
  Sciences Subaccount)
   Accumulation unit value at beginning of period**.............. $11.799 $10.000  N/A  N/A
   Accumulation unit value at end of period...................... $12.449 $11.799  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --      --  N/A  N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.............. $13.033 $10.000  N/A  N/A
   Accumulation unit value at end of period...................... $17.460 $13.033  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --      --  N/A  N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.............. $11.659 $10.000  N/A  N/A
   Accumulation unit value at end of period...................... $14.130 $11.659  N/A  N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).............................................      --      --  N/A  N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $44.960 $33.912 $51.597 $45.572
   Accumulation unit value at end of period.................. $46.522 $44.960 $33.912 $51.597
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.265 $19.497 $28.212 $23.808
   Accumulation unit value at end of period.................. $31.338 $28.265 $19.497 $28.212
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*........... $31.536 $22.586 $31.213 $26.644
   Accumulation unit value at end of period.................. $36.056 $31.536 $22.586 $31.213
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 6.343 $ 4.999 $ 6.321 $ 5.752
   Accumulation unit value at end of period.................. $ 7.030 $ 6.343 $ 4.999 $ 6.321
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*........... $ 8.293 $ 6.556 $ 7.650 $ 6.715
   Accumulation unit value at end of period.................. $ 9.300 $ 8.293 $ 6.556 $ 7.650
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $10.101 $ 7.207 $ 8.309 $ 6.933
   Accumulation unit value at end of period.................. $12.378 $10.101 $ 7.207 $ 8.309
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**.......... $12.560 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.073 $12.560     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*........... $23.137 $18.720 $26.861 $24.517
   Accumulation unit value at end of period.................. $24.103 $23.137 $18.720 $26.861
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**.......... $13.561 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.719 $13.561     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*........... $23.123 $19.982 $22.320 $20.696
   Accumulation unit value at end of period.................. $23.920 $23.123 $19.982 $22.320
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*........... $28.283 $22.446 $25.244 $23.589
   Accumulation unit value at end of period.................. $32.035 $28.283 $22.446 $25.244
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*........... $31.839 $24.905 $30.573 $27.939
   Accumulation unit value at end of period.................. $34.829 $31.839 $24.905 $30.573
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 44.791 $ 34.373 $ 50.139 $ 42.975
   Accumulation unit value at end of period........... $ 45.416 $ 44.791 $ 34.373 $ 50.139
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $129.957 $103.177 $135.293 $122.588
   Accumulation unit value at end of period........... $140.995 $129.957 $103.177 $135.293
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.128 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.203 $ 12.128      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**... $ 13.167 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.981 $ 13.167      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**... $ 10.854 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 11.689 $ 10.854      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**... $  9.957 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.106 $  9.957      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**... $  9.938 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 10.182 $  9.938      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**... $ 12.351 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.318 $ 12.351      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**... $ 11.947 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 13.198 $ 11.947      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**... $ 14.427 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 17.647 $ 14.427      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*.... $  6.701 $  4.641 $  5.218 $  4.212
   Accumulation unit value at end of period........... $  7.999 $  6.701 $  4.641 $  5.218
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*.... $ 15.924 $ 12.438 $ 12.952 $ 10.894
   Accumulation unit value at end of period........... $ 17.597 $ 15.924 $ 12.438 $ 12.952
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.225     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.042     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.036     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.719     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.382     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.159     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.077     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.361     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.258     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.469     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.214 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.342 $13.214     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.270 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.570 $12.270     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.791 $10.340 $13.455 $11.137
   Accumulation unit value at end of period.................. $17.202 $13.791 $10.340 $13.455
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $27.907 $24.946 $27.185 $26.039
   Accumulation unit value at end of period.................. $29.706 $27.907 $24.946 $27.185
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.504 $16.981 $24.024 $21.043
   Accumulation unit value at end of period.................. $26.652 $22.504 $16.981 $24.024
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.450 $16.600 $23.030 $20.098
   Accumulation unit value at end of period.................. $21.989 $21.450 $16.600 $23.030
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.459 $22.578 $30.898 $27.369
   Accumulation unit value at end of period.................. $28.220 $27.459 $22.578 $30.898
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.333 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.405 $13.333     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value Subaccount
   Accumulation unit value at beginning of period**.......... $13.386 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.503 $13.386     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.964 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.015 $11.964     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.271 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.832 $12.271     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.096 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.436 $14.096     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.029 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.762 $11.029     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.056 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.906 $12.056     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.666 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.975 $13.666     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.775 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.460 $10.775     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.649 $14.180 $20.415 $17.768
   Accumulation unit value at end of period.................. $18.693 $17.649 $14.180 $20.415
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.964 $ 7.728 $ 7.318 $ 7.386
   Accumulation unit value at end of period.................. $ 8.232 $ 7.964 $ 7.728 $ 7.318
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.657 $ 8.504 $10.621 $10.566
   Accumulation unit value at end of period.................. $12.180 $10.657 $ 8.504 $10.621
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.406 $ 1.363 $ 1.287 $ 1.299
   Accumulation unit value at end of period.................. $ 1.441 $ 1.406 $ 1.363 $ 1.287
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.181 $ 2.174 $ 2.051 $ 2.065
   Accumulation unit value at end of period.................. $ 2.219 $ 2.181 $ 2.174 $ 2.051
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.869 $ 3.980 $ 5.749 $ 5.211
   Accumulation unit value at end of period.................. $ 5.021 $ 4.869 $ 3.980 $ 5.749
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.662 $ 5.450 $ 5.573 $ 5.297
   Accumulation unit value at end of period.................. $ 7.345 $ 6.662 $ 5.450 $ 5.573
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.671 $ 1.312 $ 1.546 $ 1.423
   Accumulation unit value at end of period.................. $ 1.938 $ 1.671 $ 1.312 $ 1.546
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.951 $ 1.500 $ 1.798 $ 1.666
   Accumulation unit value at end of period.................. $ 2.106 $ 1.951 $ 1.500 $ 1.798
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.582 $ 2.614 $ 2.629 $ 2.629
   Accumulation unit value at end of period.................. $ 2.556 $ 2.582 $ 2.614 $ 2.629
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 1.810 $ 1.388 $ 2.127 $ 1.684
   Accumulation unit value at end of period.................. $ 1.971 $ 1.810 $ 1.388 $ 2.127
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $ 0.841 $ 0.585 $ 0.924 $ 0.713
   Accumulation unit value at end of period.................. $ 0.840 $  .841 $ 0.585 $ 0.924
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.557 $1.117 $1.285 $1.093
   Accumulation unit value at end of period.................. $1.924 $1.557 $1.117 $1.285
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $6.844 $5.916 $7.111 $6.714
   Accumulation unit value at end of period.................. $7.169 $6.844 $5.916 $7.111
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.454 $1.118 $1.538 $1.367
   Accumulation unit value at end of period.................. $1.588 $1.454 $1.118 $1.538
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

                  Additional Contract Options Elected (0.65%)
 Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed
                      Retirement Income Benefit--10 year
  (Separate Account Charges of 1.95% of the Daily Net Assets of the Separate
                                   Account)

Tax Nonqualified Periodic Payment Contracts--1.95%

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
AIM V.I. Financial Services Subaccount (formerly INVESCO
  VIF-Financial Services Subaccount)
   Accumulation unit value at beginning of period**.......... $12.177 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.980 $12.177     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Health Sciences Subaccount (formerly INVESCO
  VIF-Health Sciences Subaccount)
   Accumulation unit value at beginning of period**.......... $11.799 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.449 $11.799     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Real Estate Subaccount
   Accumulation unit value at beginning of period**.......... $13.033 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.460 $13.033     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
AIM V.I. Utilities Subaccount (formerly INVESCO VIF-Utilities
  Subaccount)
   Accumulation unit value at beginning of period**.......... $11.659 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.130 $11.659     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........... $44.960 $33.912 $51.597 $45.572
   Accumulation unit value at end of period.................. $46.522 $44.960 $33.912 $51.597
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*........... $28.265 $19.497 $28.212 $23.808
   Accumulation unit value at end of period.................. $31.338 $28.265 $19.497 $28.212
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                               2004     2003     2002     2001
----------                                             -------- -------- -------- --------
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*.... $ 31.536 $ 22.586 $ 31.213 $ 26.644
   Accumulation unit value at end of period........... $ 36.056 $ 31.536 $ 22.586 $ 31.213
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*.... $  6.343 $  4.999 $  6.321 $  5.752
   Accumulation unit value at end of period........... $  7.030 $  6.343 $  4.999 $  6.321
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*.... $  8.293 $  6.556 $  7.650 $  6.715
   Accumulation unit value at end of period........... $  9.300 $  8.293 $  6.556 $  7.650
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*.... $ 10.101 $  7.207 $  8.309 $  6.933
   Accumulation unit value at end of period........... $ 12.378 $ 10.101 $  7.207 $  8.309
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period**... $ 12.560 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 14.073 $ 12.560      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 23.137 $ 18.720 $ 26.861 $ 24.517
   Accumulation unit value at end of period........... $ 24.103 $ 23.137 $ 18.720 $ 26.861
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Dreyfus VIF Small Company Stock Subaccount
   Accumulation unit value at beginning of period**... $ 13.561 $ 10.000      N/A      N/A
   Accumulation unit value at end of period........... $ 15.719 $ 13.561      N/A      N/A
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --      N/A      N/A
Fidelity VIP Asset Manager Subaccount
   Accumulation unit value at beginning of period*.... $ 23.123 $ 19.982 $ 22.320 $ 20.696
   Accumulation unit value at end of period........... $ 23.920 $ 23.123 $ 19.982 $ 22.320
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Contrafund(R) Subaccount
   Accumulation unit value at beginning of period*.... $ 28.283 $ 22.446 $ 25.244 $ 23.589
   Accumulation unit value at end of period........... $ 32.035 $ 28.283 $ 22.446 $ 25.244
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*.... $ 31.839 $ 24.905 $ 30.573 $ 27.939
   Accumulation unit value at end of period........... $ 34.829 $ 31.839 $ 24.905 $ 30.573
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*.... $ 44.791 $ 34.373 $ 50.139 $ 42.975
   Accumulation unit value at end of period........... $ 45.416 $ 44.791 $ 34.373 $ 50.139
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*.... $129.957 $103.177 $135.293 $122.588
   Accumulation unit value at end of period........... $140.995 $129.957 $103.177 $135.293
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................       --       --       --       --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Franklin Rising Dividends Securities Subaccount
   Accumulation unit value at beginning of period**.......... $12.128 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.203 $12.128     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Small Cap Value Securities Subaccount
   Accumulation unit value at beginning of period**.......... $13.167 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.981 $13.167     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Strategic Income Securities Subaccount
   Accumulation unit value at beginning of period**.......... $10.854 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.689 $10.854     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin U.S. Government Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.957 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.106 $ 9.957     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Franklin Zero Coupon 2010 Subaccount
   Accumulation unit value at beginning of period**.......... $ 9.938 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $10.182 $ 9.938     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Discovery Securities Subaccount
   Accumulation unit value at beginning of period**.......... $12.351 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.318 $12.351     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Mutual Shares Securities Subaccount
   Accumulation unit value at beginning of period**.......... $11.947 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $13.198 $11.947     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.427 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $17.647 $14.427     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
ING VP Emerging Markets Subaccount
   Accumulation unit value at beginning of period*........... $ 6.701 $ 4.641 $ 5.218 $ 4.212
   Accumulation unit value at end of period.................. $ 7.999 $ 6.701 $ 4.641 $ 5.218
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
ING VP Natural Resources Trust Subaccount
   Accumulation unit value at beginning of period*........... $15.924 $12.438 $12.952 $10.894
   Accumulation unit value at end of period.................. $17.597 $15.924 $12.438 $12.952
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
JPMorgan Investment Trust Diversified Equity Subaccount
  (formerly One Group Investment Trust Diversified Equity
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.036     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $10.719     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
JPMorgan Investment Trust Diversified Mid Cap Subaccount
  (formerly One Group Investment Trust Diversified Mid Cap
  Subaccount)
   Accumulation unit value at beginning of period***......... $10.077     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.361     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Equity Index Subaccount (formerly
  One Group Investment Trust Equity Index Subaccount)
   Accumulation unit value at beginning of period***......... $10.225     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.042     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount (formerly
  One Group Investment Trust Mid Cap Growth Subaccount)
   Accumulation unit value at beginning of period***......... $10.382     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.159     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan Investment Trust Mid Cap Value Subaccount (formerly
  One Group Investment Trust Mid Cap Value Subaccount)
   Accumulation unit value at beginning of period***......... $10.258     N/A     N/A     N/A
   Accumulation unit value at end of period.................. $11.469     N/A     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --     N/A     N/A     N/A
JPMorgan International Equity Subaccount
   Accumulation unit value at beginning of period**.......... $13.214 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.342 $13.214     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Mid Cap Value Subaccount
   Accumulation unit value at beginning of period**.......... $12.270 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.570 $12.270     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........... $13.791 $10.340 $13.455 $11.137
   Accumulation unit value at end of period.................. $17.202 $13.791 $10.340 $13.455
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................       0      --      --      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*........... $27.907 $24.946 $27.185 $26.039
   Accumulation unit value at end of period.................. $29.706 $27.907 $24.946 $27.185
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Large Cap Growth Subaccount (formerly Janus Aspen
  Growth Subaccount)
   Accumulation unit value at beginning of period*........... $21.450 $16.600 $23.030 $20.098
   Accumulation unit value at end of period.................. $21.989 $21.450 $16.600 $23.030
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $22.504 $16.981 $24.024 $21.043
   Accumulation unit value at end of period.................. $26.652 $22.504 $16.981 $24.024
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*........... $27.459 $22.578 $30.898 $27.369
   Accumulation unit value at end of period.................. $28.220 $27.459 $22.578 $30.898
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Janus Aspen Mid Cap Value
   Accumulation unit value at beginning of period**.......... $13.333 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.405 $13.333     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Janus Aspen Small Company Value
   Accumulation unit value at beginning of period**.......... $13.386 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.503 $13.386     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**.......... $11.964 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $14.015 $11.964     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Capital Appreciation Subaccount
   Accumulation unit value at beginning of period**.......... $12.271 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.832 $12.271     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Global Securities Subaccount
   Accumulation unit value at beginning of period**.......... $14.096 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $16.436 $14.096     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer High Income Subaccount
   Accumulation unit value at beginning of period**.......... $11.029 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.762 $11.029     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Subaccount
   Accumulation unit value at beginning of period**.......... $12.056 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $12.906 $12.056     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Main Street Small Cap Subaccount
   Accumulation unit value at beginning of period**.......... $13.666 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $15.975 $13.666     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Oppenheimer Strategic Bond Subaccount
   Accumulation unit value at beginning of period**.......... $10.775 $10.000     N/A     N/A
   Accumulation unit value at end of period.................. $11.460 $10.775     N/A     N/A
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --     N/A     N/A
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*........... $ 7.964 $ 7.728 $ 7.318 $ 7.386
   Accumulation unit value at end of period.................. $ 8.232 $ 7.964 $ 7.728 $ 7.318
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*........... $17.649 $14.180 $20.415 $17.768
   Accumulation unit value at end of period.................. $18.693 $17.649 $14.180 $20.415
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004    2003    2002    2001
----------                                                    ------- ------- ------- -------
Scudder International Subaccount
   Accumulation unit value at beginning of period*........... $10.657 $ 8.504 $10.621 $10.566
   Accumulation unit value at end of period.................. $12.180 $10.657 $ 8.504 $10.621
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*........... $ 1.406 $ 1.363 $ 1.287 $ 1.299
   Accumulation unit value at end of period.................. $ 1.441 $ 1.406 $ 1.363 $ 1.287
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Government & Agency Securities Subaccount
   Accumulation unit value at beginning of period*........... $ 2.181 $ 2.174 $ 2.051 $ 2.065
   Accumulation unit value at end of period.................. $ 2.219 $ 2.181 $ 2.174 $ 2.051
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 4.862 $ 3.975 $ 5.740 $ 5.204
   Accumulation unit value at end of period.................. $ 5.014 $ 4.862 $ 3.975 $ 5.740
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*........... $ 6.489 $ 5.309 $ 5.429 $ 5.161
   Accumulation unit value at end of period.................. $ 7.155 $ 6.489 $ 5.309 $ 5.429
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*........... $ 1.671 $ 1.312 $ 1.546 $ 1.423
   Accumulation unit value at end of period.................. $ 1.938 $ 1.671 $ 1.312 $ 1.546
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Large Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $ 1.951 $ 1.500 $ 1.798 $ 1.666
   Accumulation unit value at end of period.................. $ 2.106 $ 1.951 $ 1.500 $ 1.798
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Money Market Subaccount
   Accumulation unit value at beginning of period*........... $ 2.582 $ 2.614 $ 2.629 $ 2.629
   Accumulation unit value at end of period.................. $ 2.556 $ 2.582 $ 2.614 $ 2.629
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........... $ 1.810 $ 1.388 $ 2.127 $ 1.684
   Accumulation unit value at end of period.................. $ 1.971 $ 1.810 $ 1.388 $ 2.127
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*........... $ 0.841 $ 0.585 $ 0.924 $ 0.713
   Accumulation unit value at end of period.................. $ 0.840 $ 0.841 $ 0.585 $ 0.924
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........... $ 6.377 $ 5.512 $ 6.625 $ 6.256
   Accumulation unit value at end of period.................. $ 6.679 $ 6.377 $ 5.512 $ 6.625
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................      --      --      --      --

Subaccount                                                     2004   2003   2002   2001
----------                                                    ------ ------ ------ ------
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*........... $1.557 $1.117 $1.285 $1.093
   Accumulation unit value at end of period.................. $1.924 $1.557 $1.117 $1.285
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --
SVS Focus Value + Growth Subaccount
   Accumulation unit value at beginning of period*........... $1.454 $1.118 $1.538 $1.367
   Accumulation unit value at end of period.................. $1.588 $1.454 $1.118 $1.538
   Number of accumulation units outstanding at end of period
     (000's omitted).........................................     --     --     --     --

--------
   * Commencement of Offering October 1, 2001.

  ** Commencement of Offering May 1, 2003.

 *** Commencement of Offering May 3, 2004.